UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Fundamental Equity Growth Funds
Capital Growth
Concentrated Growth
Flexible Cap
Growth Opportunities
Small Cap Growth
Small/Mid Cap Growth
Strategic Growth
Technology Opportunities
U.S. Equity ESG

Goldman Sachs Fundamental Equity Growth Funds

∎	CAPITAL GROWTH

∎	CONCENTRATED GROWTH

∎	FLEXIBLE CAP

∎	GROWTH OPPORTUNITIES

∎	SMALL CAP GROWTH

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

∎	U.S. EQUITY ESG

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Capital Growth Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Index[2]
Class A	11.22%	11.78%
Class C	10.84	11.78
Institutional	11.41	11.78
Service	11.16	11.78
Investor	11.36	11.78
Class R6	11.43	11.78
Class R	11.12	11.78
Class P	11.44	11.78

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.1%	Software

Apple, Inc.	4.9	Technology Hardware, Storage & Peripherals

Amazon.com, Inc.	4.3	Internet & Direct Marketing Retail

Alphabet, Inc., Class A	2.2	Interactive Media & Services

Facebook, Inc., Class A	1.9	Interactive Media & Services

Alphabet, Inc., Class C	1.8	Interactive Media & Services

Visa, Inc., Class A	1.7	IT Services

American Express Co.	1.6	Consumer Finance

PayPal Holdings, Inc.	1.5	IT Services
Eli Lilly and Co.	1.4	Pharmaceuticals

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Concentrated Growth Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	5.93%	5.34%
Class C	5.56	5.34
Institutional	6.10	5.34
Investor	6.10	5.34
Class R6	6.11	5.34
Class R	5.81	5.34
Class P	6.12	5.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	8.2%	Software

Apple, Inc.	7.5	Technology Hardware, Storage & Peripherals

Alphabet, Inc., Class A	6.4	Interactive Media & Services

Visa, Inc., Class A	4.8	IT Services

Amazon.com, Inc.	4.7	Internet & Direct Marketing Retail

PayPal Holdings, Inc.	3.8	IT Services

Eli Lilly and Co.	3.2	Pharmaceuticals

NVIDIA Corp.	3.1	Semiconductors & Semiconductor Equipment

Marvell Technology Group Ltd.	3.1	Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	3.0	Semiconductors & Semiconductor Equipment
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Flexible Cap Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	9.61%	9.74%
Class C	9.31	9.74
Institutional	9.86	9.74
Investor	9.77	9.74
Class R6	9.90	9.74
Class R	9.52	9.74
Class P	9.83	9.74

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.9%	Software

Apple, Inc.	5.9	Technology Hardware, Storage & Peripherals

Amazon.com, Inc.	4.6	Internet & Direct Marketing Retail

Alphabet, Inc., Class A	2.3	Interactive Media & Services

Facebook, Inc., Class A	2.2	Interactive Media & Services

JPMorgan Chase & Co.	2.0	Banks

Alphabet, Inc., Class C	1.9	Interactive Media & Services

Visa, Inc., Class A	1.6	IT Services

UnitedHealth Group, Inc.	1.4	Health Care Providers & Services
Walt Disney Co. (The)	1.4	Entertainment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Growth Opportunities Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]
Class A	20.54%	18.96%
Class C	20.19	18.96
Institutional	20.73	18.96
Service	20.46	18.96
Investor	20.71	18.96
Class R6	20.75	18.96
Class R	20.34	18.96
Class P	20.75	18.96

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business
Veeva Systems, Inc., Class A	2.6%	Health Care Technology
Cadence Design Systems, Inc.	2.3	Software
RingCentral, Inc., Class A	2.3	Software
Palo Alto Networks, Inc.	2.3	Software
HubSpot, Inc.	2.0	Software
DocuSign, Inc.	2.0	Software
Amphenol Corp., Class A	1.9	Electronic Equipment, Instruments & Components
Rockwell Automation, Inc.	1.9	Electrical Equipment
Match Group, Inc.	1.9	Interactive Media & Services
Etsy, Inc.	1.8	Internet & Direct Marketing Retail

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Small Cap Growth Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 2000® Growth Index[2]
Class A	36.75%	37.33%
Class C	36.22	37.33
Institutional	37.00	37.33
Investor	36.93	37.33
Class R6	36.99	37.33
Class R	36.56	37.33
Class P	36.92	37.33

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business
Halozyme Therapeutics, Inc.	1.8%	Biotechnology
Quanterix Corp.	1.7	Life Sciences Tools & Services
Brooks Automation, Inc.	1.6	Semiconductors & Semiconductor Equipment
Crocs, Inc.	1.6	Textiles, Apparel & Luxury Goods
Colfax Corp.	1.5	Machinery
RBC Bearings, Inc.	1.5	Machinery
Workiva, Inc.	1.5	Software
Omnicell, Inc.	1.4	Health Care Technology
YETI Holdings, Inc.	1.4	Leisure Products
Kratos Defense & Security Solutions, Inc.	1.4	Aerospace & Defense

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small/Mid Cap Growth Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]
Class A	29.47%	32.45%
Class C	28.97	32.45
Institutional	29.68	32.45
Service	29.34	32.45
Investor	29.63	32.45
Class R6	29.65	32.45
Class R	29.32	32.45
Class P	29.69	32.45

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business
Generac Holdings, Inc.	2.4%	Electrical Equipment
HubSpot, Inc.	2.2	Software
Guardant Health, Inc.	2.1	Health Care Providers & Services
Zendesk, Inc.	1.8	Software
PerkinElmer, Inc.	1.8	Life Sciences Tools & Services
Bio-Techne Corp.	1.8	Life Sciences Tools & Services
Entegris, Inc.	1.7	Semiconductors & Semiconductor Equipment
Colfax Corp.	1.7	Machinery
Molina Healthcare, Inc.	1.6	Health Care Providers & Services
Dynatrace, Inc.	1.6	Software
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Strategic Growth Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	8.26%	5.34%
Class C	7.93	5.34
Institutional	8.46	5.34
Service	8.17	5.34
Investor	8.31	5.34
Class R6	8.42	5.34
Class R	8.12	5.34
Class P	8.42	5.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business
Apple, Inc.	8.4%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	7.3	Software
Amazon.com, Inc.	5.4	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	4.5	Interactive Media & Services
Visa, Inc., Class A	3.5	IT Services
Facebook, Inc., Class A	3.4	Interactive Media & Services
NVIDIA Corp.	3.1	Semiconductors & Semiconductor Equipment
Alphabet, Inc., Class C	2.7	Interactive Media & Services
Tesla, Inc.	2.6	Automobiles
PayPal Holdings, Inc.	2.6	IT Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

13

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Technology Opportunities Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	NASDAQ Composite Total Return Index[2]
Class A	8.00%	12.43%
Class C	7.59	12.43
Institutional	8.14	12.43
Service	7.85	12.43
Investor	8.15	12.43
Class R6	8.13	12.43

Class P	8.13	12.43

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market. The NASDAQ Composite Index is a broad based Index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business
Microsoft Corp.	8.4%	Software
Alphabet, Inc., Class C	6.1	Interactive Media & Services
Facebook, Inc., Class A	5.3	Interactive Media & Services
Amazon.com, Inc.	4.6	Internet & Direct Marketing Retail
PayPal Holdings, Inc.	4.4	IT Services
Visa, Inc., Class A	4.2	IT Services
Alphabet, Inc., Class A	4.0	Interactive Media & Services
Marvell Technology Group Ltd.	3.0	Semiconductors & Semiconductor Equipment
Apple, Inc.	3.0	Technology Hardware, Storage & Peripherals
Walt Disney Co. (The)	2.8	Entertainment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

16

FUND BASICS

U.S. Equity ESG Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	12.49%	9.74%
Class C	12.07	9.74
Institutional	12.65	9.74
Investor	12.63	9.74
Class R6	12.64	9.74
Class R	12.37	9.74
Class P	12.65	9.74

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2021[3]

Holding	% of Net Assets	Line of Business
Microsoft Corp.	6.4%	Software
Apple, Inc.	5.4	Technology Hardware, Storage & Peripherals
Alphabet, Inc., Class A	5.3	Interactive Media & Services
JPMorgan Chase & Co.	3.7	Banks
Visa, Inc., Class A	3.3	IT Services
Walt Disney Co. (The)	3.3	Entertainment
Eli Lilly and Co.	3.1	Pharmaceuticals
American Express Co.	2.7	Consumer Finance
Union Pacific Corp.	2.7	Road & Rail
NextEra Energy, Inc.	2.6	Electric Utilities
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

17

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

18

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Aerospace & Defense – 1.4%
26,233	Boeing Co. (The)*	$5,561,658
15,006	HEICO Corp.	1,887,455
26,621	L3Harris Technologies, Inc.	4,842,626
8,576	Northrop Grumman Corp.	2,501,276

		14,793,015

Airlines – 0.2%
45,214	United Airlines Holdings, Inc.*	2,381,874

Auto Components – 0.6%
42,960	Aptiv PLC*	6,437,126

Automobiles – 0.8%
11,811	Tesla, Inc.*	7,978,331

Banks – 2.4%
70,349	JPMorgan Chase & Co.	10,353,262
14,988	M&T Bank Corp.	2,262,289
26,424	Pinnacle Financial Partners, Inc.	2,144,836
9,927	SVB Financial Group*	5,016,709
98,686	Truist Financial Corp.	5,621,154

		25,398,250

Beverages – 1.8%
125,565	Coca-Cola Co. (The)	6,151,429
102,803	Coca-Cola European Partners PLC (United Kingdom)	5,237,813
27,707	Constellation Brands, Inc., Class A	5,933,177
22,387	Monster Beverage Corp.*	1,964,236

		19,286,655

Biotechnology – 1.6%
38,595	ACADIA Pharmaceuticals, Inc.*	1,889,997
17,143	Agios Pharmaceuticals, Inc.*	813,264
8,208	Biogen, Inc.*	2,239,799
21,888	BioMarin Pharmaceutical, Inc.*	1,694,788
105,611	Genmab A/S ADR (Denmark)*	3,577,044
24,567	Ionis Pharmaceuticals, Inc.*	1,287,311
18,636	Neurocrine Biosciences, Inc.*	2,040,828
18,146	Sarepta Therapeutics, Inc.*	1,579,791
10,353	Seagen, Inc.*	1,564,442

		16,687,264

Building Products – 0.2%
16,554	Trane Technologies PLC	2,536,735

Capital Markets – 2.5%
22,389	Bank of New York Mellon Corp. (The)	943,920
5,193	BlackRock, Inc.	3,606,539
35,181	Charles Schwab Corp. (The)	2,171,371
6,807	CME Group, Inc.	1,359,358
21,277	Intercontinental Exchange, Inc.	2,347,066
140,363	Morgan Stanley	10,789,704
7,279	Northern Trust Corp.	692,451
11,639	Raymond James Financial, Inc.	1,358,737
9,078	S&P Global, Inc.	2,989,930

		26,259,076

Common Stocks – (continued)
Chemicals – 1.9%
33,934	Ecolab, Inc.	7,104,422
35,396	Linde PLC (United Kingdom)	8,646,181
7,135	Sherwin-Williams Co. (The)	4,854,226

		20,604,829

Commercial Services & Supplies – 0.1%
5,686	Waste Connections, Inc.	555,465

Communications Equipment – 0.9%
201,288	Cisco Systems, Inc.	9,031,792

Construction Materials – 0.9%
26,855	Martin Marietta Materials, Inc.	9,046,644

Consumer Finance – 2.2%
128,195	American Express Co.	17,339,656
63,904	Discover Financial Services	6,011,449

		23,351,105

Containers & Packaging – 0.5%
63,708	Ball Corp.	5,440,026

Diversified Consumer Services – 0.1%
7,245	Bright Horizons Family Solutions, Inc.*	1,156,737

Diversified Financial Services – 1.4%
62,253	Berkshire Hathaway, Inc., Class B*	14,972,469

Diversified Telecommunication Services – 0.2%
42,696	Verizon Communications, Inc.	2,361,089

Electric Utilities – 0.9%
118,333	NextEra Energy, Inc.	8,695,109
20,943	Xcel Energy, Inc.	1,227,050

		9,922,159

Electrical Equipment – 0.3%
24,984	Eaton Corp. PLC	3,252,667

Electronic Equipment, Instruments & Components – 0.6%
49,248	Amphenol Corp., Class A	6,189,489

Entertainment – 2.9%
21,746	Activision Blizzard, Inc.	2,079,135
24,105	Electronic Arts, Inc.	3,229,347
18,130	Live Nation Entertainment, Inc.*	1,611,032
18,763	Netflix, Inc.*	10,110,442
75,624	Walt Disney Co. (The)*	14,295,961

		31,325,917

Equity Real Estate Investment Trusts (REITs) – 2.6%
23,187	Alexandria Real Estate Equities, Inc. REIT	3,702,732
16,424	American Tower Corp. REIT	3,549,719
29,579	CyrusOne, Inc. REIT	1,941,270
2,124	Equinix, Inc. REIT	1,377,074
21,937	Equity LifeStyle Properties, Inc. REIT	1,352,416
40,139	Healthpeak Properties, Inc. REIT	1,167,644
88,429	Host Hotels & Resorts, Inc. REIT	1,467,037

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
84,773	Invitation Homes, Inc. REIT	$2,470,285
34,506	Life Storage, Inc. REIT	2,895,053
57,854	Prologis, Inc. REIT	5,731,596
23,394	Welltower, Inc. REIT	1,588,453

		27,243,279

Food & Staples Retailing – 0.8%
66,369	Walmart, Inc.	8,622,661

Food Products – 1.2%
74,920	McCormick & Co., Inc.	6,314,258
126,020	Mondelez International, Inc., Class A	6,699,223

		13,013,481

Gas Utilities – 0.2%
22,527	Atmos Energy Corp.	1,906,009

Health Care Equipment & Supplies – 4.4%
245,316	Boston Scientific Corp.*	9,513,355
31,996	Danaher Corp.	7,028,561
37,293	Hologic, Inc.*	2,688,452
22,087	Insulet Corp.*	5,722,742
10,235	Intuitive Surgical, Inc.*	7,541,148
18,816	West Pharmaceutical Services, Inc.	5,280,710
55,203	Zimmer Biomet Holdings, Inc.	9,001,401

		46,776,369

Health Care Providers & Services – 2.7%
128,218	CVS Health Corp.	8,735,492
30,781	Guardant Health, Inc.*	4,530,348
12,501	Humana, Inc.	4,746,005
32,856	UnitedHealth Group, Inc.	10,915,420

		28,927,265

Health Care Technology – 0.8%
118,986	American Well Corp., Class A*	2,911,587
21,036	Veeva Systems, Inc., Class A*	5,892,394

		8,803,981

Hotels, Restaurants & Leisure – 2.0%
33,493	Las Vegas Sands Corp.	2,096,662
41,390	McDonald’s Corp.	8,532,135
19,326	Wyndham Hotels & Resorts, Inc.	1,261,601
32,564	Wynn Resorts Ltd.*	4,289,656
45,897	Yum! Brands, Inc.	4,751,716

		20,931,770

Household Durables – 0.1%
8,907	Lennar Corp., Class A	739,014

Household Products – 1.2%
105,552	Procter & Gamble Co. (The)	13,038,839

Industrial Conglomerates – 1.6%
591,899	General Electric Co.	7,422,413
48,200	Honeywell International, Inc.	9,753,270

		17,175,683

Common Stocks – (continued)
Insurance – 1.5%
12,818	Allstate Corp. (The)	1,366,399
15,375	American International Group, Inc.	675,731
32,647	Chubb Ltd.	5,307,749
25,209	Globe Life, Inc.	2,354,521
2,412	Markel Corp.*	2,626,186
24,458	Marsh & McLennan Cos., Inc.	2,818,051
3,476	Progressive Corp. (The)	298,762
7,332	Reinsurance Group of America, Inc.	896,190

		16,343,589

Interactive Media & Services – 6.1%
11,288	Alphabet, Inc., Class A*	22,823,320
9,122	Alphabet, Inc., Class C*	18,580,237
77,239	Facebook, Inc., Class A*	19,898,311
45,513	Snap, Inc., Class A*	2,988,384

		64,290,252

Internet & Direct Marketing Retail – 4.7%
14,643	Amazon.com, Inc.*	45,289,774
14,180	Etsy, Inc.*	3,123,429
20,076	Farfetch Ltd., Class A (United Kingdom)*	1,322,607

		49,735,810

IT Services – 6.5%
7,278	Accenture PLC, Class A	1,826,050
15,156	Booz Allen Hamilton Holding Corp.	1,169,134
42,930	Cognizant Technology Solutions Corp., Class A	3,154,496
7,506	EPAM Systems, Inc.*	2,804,317
79,107	Fidelity National Information Services, Inc.	10,916,766
18,477	Fiserv, Inc.*	2,131,692
45,289	International Business Machines Corp.	5,386,221
21,619	Mastercard, Inc., Class A	7,649,883
60,472	PayPal Holdings, Inc.*	15,713,649
3,036	Snowflake, Inc., Class A*	787,963
84,694	Visa, Inc., Class A	17,988,159

		69,528,330

Leisure Products – 0.2%
24,912	Brunswick Corp.	2,201,473

Life Sciences Tools & Services – 0.9%
12,603	Adaptive Biotechnologies Corp.*	712,952
7,705	Illumina, Inc.*	3,385,654
29,404	PerkinElmer, Inc.	3,707,550
3,318	Thermo Fisher Scientific, Inc.	1,493,366

		9,299,522

Machinery – 1.5%
23,900	Deere & Co.	8,343,968
39,735	Illinois Tool Works, Inc.	8,033,622

		16,377,590

Media – 0.9%
191,271	Comcast Corp., Class A	10,083,807

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.2%
61,702	Freeport-McMoRan, Inc.*	$2,092,315

Multiline Retail – 0.7%
11,766	Dollar General Corp.	2,223,656
47,985	Dollar Tree, Inc.*	4,712,127

		6,935,783

Multi-Utilities – 0.8%
58,493	Ameren Corp.	4,110,303
84,200	CMS Energy Corp.	4,556,062

		8,666,365

Oil, Gas & Consumable Fuels – 1.7%
106,984	Cheniere Energy, Inc.*	7,209,652
78,014	Chevron Corp.	7,801,400
49,477	ConocoPhillips	2,573,299

		17,584,351

Personal Products – 0.7%
27,760	Estee Lauder Cos., Inc. (The), Class A	7,935,474

Pharmaceuticals – 3.1%
49,000	AstraZeneca PLC ADR (United Kingdom)(a)	2,370,620
181,882	Bristol-Myers Squibb Co.	11,154,823
40,048	Catalent, Inc.*	4,553,858
73,655	Eli Lilly and Co.	15,091,173

		33,170,474

Professional Services – 0.4%
41,242	TransUnion	3,472,989
3,826	Verisk Analytics, Inc.	626,890

		4,099,879

Road & Rail – 2.0%
25,040	Norfolk Southern Corp.	6,311,582
22,404	Old Dominion Freight Line, Inc.	4,811,707
50,878	Union Pacific Corp.	10,478,833

		21,602,122

Semiconductors & Semiconductor Equipment – 4.5%
48,006	Advanced Micro Devices, Inc.*	4,056,987
17,953	KLA Corp.	5,587,512
160,257	Marvell Technology Group Ltd.	7,737,208
24,210	Micron Technology, Inc.*	2,215,941
13,386	NVIDIA Corp.	7,343,292
43,161	NXP Semiconductors NV (Netherlands)	7,879,041
19,137	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,410,114
61,086	Texas Instruments, Inc.	10,523,285

		47,753,380

Software – 10.0%
22,582	Adobe, Inc.*	10,380,268
14,823	Atlassian Corp. PLC, Class A*	3,523,427
18,926	Bill.com Holdings, Inc.*	3,122,979

Common Stocks – (continued)
Software – (continued)
13,185	HubSpot, Inc.*	6,790,275
12,556	Intuit, Inc.	4,898,598
234,260	Microsoft Corp.	54,437,339
14,063	Palo Alto Networks, Inc.*	5,038,913
4,771	Paycom Software, Inc.*	1,785,499
39,255	Qualtrics International, Inc., Class A*	1,491,690
10,017	ServiceNow, Inc.*	5,343,669
23,106	Splunk, Inc.*	3,304,389
23,428	Workday, Inc., Class A*	5,744,077

		105,861,123

Specialty Retail – 2.1%
17,751	Advance Auto Parts, Inc.	2,846,373
4,539	Burlington Stores, Inc.*	1,174,784
29,706	Lowe’s Cos., Inc.	4,745,533
5,563	O’Reilly Automotive, Inc.*	2,488,497
3,759	RH*	1,843,301
40,746	Ross Stores, Inc.	4,752,613
13,751	Ulta Beauty, Inc.*	4,432,360

		22,283,461

Technology Hardware, Storage & Peripherals – 4.9%
428,155	Apple, Inc.	51,918,075

Textiles, Apparel & Luxury Goods – 1.5%
11,883	Lululemon Athletica, Inc.*	3,703,693
66,706	NIKE, Inc., Class B	8,990,635
34,153	PVH Corp.	3,413,934

		16,108,262

Water Utilities – 0.4%
28,947	American Water Works Co., Inc.	4,107,000

Wireless Telecommunication Services – 0.2%
21,190	T-Mobile US, Inc.*	2,542,164

TOTAL COMMON STOCKS
(Cost $605,458,385)		$1,036,667,666

Shares	Dividend Rate	Value

Investment Company – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,237,339	0.036%	$3,237,339
(Cost $3,237,339)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $608,695,724)		$1,039,905,005

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,000	0.036%	$5,000
(Cost $5,000)

TOTAL INVESTMENTS – 97.8%
(Cost $608,700,724)		$1,039,910,005

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		22,897,634

NET ASSETS – 100.0%		$1,062,807,639

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 1.3%
11,477	Boeing Co. (The)*	$2,433,239

Auto Components – 1.9%
23,318	Aptiv PLC*	3,493,969

Beverages – 1.4%
31,010	Monster Beverage Corp.*	2,720,817

Biotechnology – 3.2%
24,851	BioMarin Pharmaceutical, Inc.*	1,924,213
61,539	Genmab A/S ADR (Denmark)*	2,084,326
24,315	Sarepta Therapeutics, Inc.*	2,116,864

		6,125,403

Chemicals – 1.5%
13,922	Ecolab, Inc.	2,914,710

Entertainment – 4.2%
31,484	Live Nation Entertainment, Inc.*	2,797,668
9,696	Netflix, Inc.*	5,224,690

		8,022,358

Equity Real Estate Investment Trusts (REITs) – 1.9%
16,957	American Tower Corp. REIT	3,664,916

Food & Staples Retailing – 1.1%
16,613	Walmart, Inc.	2,158,361

Food Products – 1.1%
25,582	McCormick & Co., Inc.	2,156,051

Health Care Equipment & Supplies – 5.5%
132,291	Boston Scientific Corp.*	5,130,245
12,205	Danaher Corp.	2,681,072
10,120	Insulet Corp.*	2,622,092

		10,433,409

Health Care Providers & Services – 1.3%
6,363	Humana, Inc.	2,415,713

Health Care Technology – 1.2%
8,114	Veeva Systems, Inc., Class A*	2,272,813

Hotels, Restaurants & Leisure – 1.5%
13,561	McDonald’s Corp.	2,795,465

Interactive Media & Services – 9.5%
5,976	Alphabet, Inc., Class A*	12,082,934
2,021	Alphabet, Inc., Class C*	4,116,494
28,098	Snap, Inc., Class A*	1,844,915

		18,044,343

Internet & Direct Marketing Retail – 4.7%
2,850	Amazon.com, Inc.*	8,814,851

IT Services – 11.9%
31,427	Fidelity National Information Services, Inc.	4,336,926
27,962	PayPal Holdings, Inc.*	7,265,925
7,531	Snowflake, Inc., Class A*	1,954,596

Common Stocks – (continued)
IT Services – (continued)
42,720	Visa, Inc., Class A	9,073,301

		22,630,748

Life Sciences Tools & Services – 1.5%
6,470	Illumina, Inc.*	2,842,983

Pharmaceuticals – 3.2%
29,170	Eli Lilly and Co.	5,976,641

Professional Services – 1.3%
14,564	Verisk Analytics, Inc.	2,386,311

Road & Rail – 1.7%
36,078	CSX Corp.	3,302,941

Semiconductors & Semiconductor Equipment – 9.2%
122,130	Marvell Technology Group Ltd.	5,896,436
10,806	NVIDIA Corp.	5,927,955
31,061	NXP Semiconductors NV (Netherlands)	5,670,186

		17,494,577

Software – 14.9%
12,061	Adobe, Inc.*	5,544,080
67,260	Microsoft Corp.	15,629,879
17,449	Splunk, Inc.*	2,495,382
18,691	Workday, Inc., Class A*	4,582,659

		28,252,000

Specialty Retail – 1.5%
24,823	Ross Stores, Inc.	2,895,355

Technology Hardware, Storage & Peripherals – 7.5%
116,698	Apple, Inc.	14,150,799

Textiles, Apparel & Luxury Goods – 4.2%
7,935	Lululemon Athletica, Inc.*	2,473,181
40,377	NIKE, Inc., Class B	5,442,012

		7,915,193

TOTAL COMMON STOCKS
(Cost $98,335,657)		$186,313,966

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
850,967	0.036%	$850,967
(Cost $850,967)

TOTAL INVESTMENTS – 98.6%
(Cost $99,186,624)		$187,164,933

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		2,497,757

NET ASSETS – 100.0%		$189,662,690

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles – 1.2%
469	Tesla, Inc.*	$316,810

Banks – 5.0%
1,595	Bank of America Corp.	55,363
2,779	East West Bancorp, Inc.	200,533
3,579	JPMorgan Chase & Co.	526,721
1,145	M&T Bank Corp.	172,826
389	SVB Financial Group*	196,585
3,520	Truist Financial Corp.	200,499

		1,352,527

Beverages – 1.8%
3,236	Coca-Cola Co. (The)	158,532
2,062	Coca-Cola European Partners PLC (United Kingdom)	105,059
568	Constellation Brands, Inc., Class A	121,631
1,245	Monster Beverage Corp.*	109,236

		494,458

Biotechnology – 1.6%
1,445	BioMarin Pharmaceutical, Inc.*	111,886
3,181	Genmab A/S ADR (Denmark)*	107,741
1,239	Neurocrine Biosciences, Inc.*	135,683
833	Sarepta Therapeutics, Inc.*	72,521

		427,831

Building Products – 0.6%
1,045	Trane Technologies PLC	160,136

Capital Markets – 1.7%
1,398	Cboe Global Markets, Inc.	138,346
1,462	Raymond James Financial, Inc.	170,674
491	S&P Global, Inc.	161,716

		470,736

Chemicals – 0.5%
693	Ecolab, Inc.	145,086

Communications Equipment – 0.9%
4,965	Juniper Networks, Inc.	115,585
789	Motorola Solutions, Inc.	138,454

		254,039

Construction Materials – 0.6%
497	Martin Marietta Materials, Inc.	167,424

Consumer Finance – 1.5%
1,590	American Express Co.	215,063
2,092	Discover Financial Services	196,795

		411,858

Containers & Packaging – 0.9%
1,430	Ball Corp.	122,108
973	Packaging Corp. of America	128,455

		250,563

Diversified Financial Services – 1.0%
1,061	Berkshire Hathaway, Inc., Class B*	255,181

Common Stocks – (continued)
Diversified Telecommunication Services – 0.9%
1,518	AT&T, Inc.	42,337
3,565	Verizon Communications, Inc.	197,145

		239,482

Electrical Equipment – 1.1%
1,351	Eaton Corp. PLC	175,886
542	Rockwell Automation, Inc.	131,858

		307,744

Electronic Equipment, Instruments & Components – 0.4%
3,705	Vontier Corp.*	116,337

Energy Equipment & Services – 0.5%
5,991	Baker Hughes Co.	146,660

Entertainment – 2.1%
775	Electronic Arts, Inc.	103,827
151	Netflix, Inc.*	81,366
2,001	Walt Disney Co. (The)*	378,269

		563,462

Equity Real Estate Investment Trusts (REITs) – 2.6%
750	AvalonBay Communities, Inc. REIT	131,812
496	Essex Property Trust, Inc. REIT	126,376
3,303	Invitation Homes, Inc. REIT	96,249
3,030	MGM Growth Properties LLC, Class A REIT	100,051
412	SBA Communications Corp. REIT	105,114
1,311	Simon Property Group, Inc. REIT	148,038

		707,640

Food & Staples Retailing – 0.9%
1,774	Walmart, Inc.	230,478

Food Products – 1.3%
1,379	Lamb Weston Holdings, Inc.	110,003
1,064	McCormick & Co., Inc.	89,674
2,657	Mondelez International, Inc., Class A	141,246

		340,923

Health Care Equipment & Supplies – 3.0%
4,543	Boston Scientific Corp.*	176,178
1,072	Danaher Corp.	235,486
1,783	Hologic, Inc.*	128,536
461	West Pharmaceutical Services, Inc.	129,380
937	Zimmer Biomet Holdings, Inc.	152,787

		822,367

Health Care Providers & Services – 3.5%
2,208	Centene Corp.*	129,256
2,724	CVS Health Corp.	185,586
378	Humana, Inc.	143,508
992	Quest Diagnostics, Inc.	114,665
1,148	UnitedHealth Group, Inc.	381,389

		954,404

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 0.5%
463	Veeva Systems, Inc., Class A*	$129,691

Hotels, Restaurants & Leisure – 2.1%
2,384	Las Vegas Sands Corp.	149,239
1,245	McDonald’s Corp.	256,644
1,451	Yum! Brands, Inc.	150,222

		556,105

Household Durables – 0.6%
1,900	Lennar Corp., Class A	157,643

Household Products – 1.6%
1,258	Church & Dwight Co., Inc.	99,067
2,662	Procter & Gamble Co. (The)	328,837

		427,904

Independent Power and Renewable Electricity Producers – 0.6%
5,698	AES Corp. (The)	151,339

Industrial Conglomerates – 0.8%
1,106	Honeywell International, Inc.	223,799

Insurance – 2.1%
1,320	Allstate Corp. (The)	140,712
1,564	American Financial Group, Inc.	166,879
1,323	Globe Life, Inc.	123,568
2,872	Hartford Financial Services Group, Inc. (The)	145,582

		576,741

Interactive Media & Services – 6.7%
310	Alphabet, Inc., Class A*	626,792
249	Alphabet, Inc., Class C*	507,178
2,261	Facebook, Inc., Class A*	582,479
670	Match Group, Inc.*	102,410

		1,818,859

Internet & Direct Marketing Retail – 4.6%
398	Amazon.com, Inc.*	1,230,986

IT Services – 5.3%
529	Accenture PLC, Class A	132,726
1,293	Booz Allen Hamilton Holding Corp.	99,742
2,084	Cognizant Technology Solutions Corp., Class A	153,132
1,274	Fidelity National Information Services, Inc.	175,812
1,902	International Business Machines Corp.	226,205
370	Mastercard, Inc., Class A	130,925
400	PayPal Holdings, Inc.*	103,940
1,975	Visa, Inc., Class A	419,470

		1,441,952

Leisure Products – 0.5%
1,443	Brunswick Corp.	127,518

Life Sciences Tools & Services – 1.5%
125	Mettler-Toledo International, Inc.*	139,506
938	PerkinElmer, Inc.	118,272

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
1,060	PRA Health Sciences, Inc.*	156,255

		414,033

Machinery – 3.1%
607	Cummins, Inc.	153,692
2,091	Fortive Corp.	137,630
1,833	Graco, Inc.	127,119
656	IDEX Corp.	128,031
766	Illinois Tool Works, Inc.	154,870
1,667	ITT, Inc.	138,328

		839,670

Media – 1.5%
5,805	Comcast Corp., Class A	306,040
2,174	Liberty Media Corp.-Liberty SiriusXM, Class A*	96,547

		402,587

Metals & Mining – 0.6%
4,733	Freeport-McMoRan, Inc.*	160,496

Multiline Retail – 0.5%
739	Dollar General Corp.	139,664

Multi-Utilities – 1.6%
1,399	Ameren Corp.	98,308
1,836	CMS Energy Corp.	99,346
2,229	Public Service Enterprise Group, Inc.	119,987
985	Sempra Energy	114,240

		431,881

Oil, Gas & Consumable Fuels – 2.2%
1,852	Cheniere Energy, Inc.*	124,806
2,825	Chevron Corp.	282,500
2,152	Phillips 66	178,724

		586,030

Personal Products – 0.6%
577	Estee Lauder Cos., Inc. (The), Class A	164,941

Pharmaceuticals – 2.8%
4,293	Bristol-Myers Squibb Co.	263,290
1,325	Eli Lilly and Co.	271,479
1,403	Johnson & Johnson	222,319

		757,088

Professional Services – 0.5%
797	Verisk Analytics, Inc.	130,588

Road & Rail – 1.2%
1,998	CSX Corp.	182,917
607	Old Dominion Freight Line, Inc.	130,365

		313,282

Semiconductors & Semiconductor Equipment – 3.5%
1,275	Intel Corp.	77,495
1,082	Microchip Technology, Inc.	165,146
868	MKS Instruments, Inc.	143,133

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
271	NVIDIA Corp.	$148,665
899	NXP Semiconductors NV (Netherlands)	164,112
1,492	Texas Instruments, Inc.	257,027

		955,578

Software – 10.0%
613	Adobe, Inc.*	281,778
1,230	Cadence Design Systems, Inc.*	173,541
571	Intuit, Inc.	222,770
6,909	Microsoft Corp.	1,605,513
416	Palo Alto Networks, Inc.*	149,057
989	Proofpoint, Inc.*	119,590
182	salesforce.com, Inc.*	39,403
464	Workday, Inc., Class A*	113,763

		2,705,415

Specialty Retail – 2.7%
713	Advance Auto Parts, Inc.	114,330
424	Home Depot, Inc. (The)	109,536
1,303	Lowe’s Cos., Inc.	208,154
343	O’Reilly Automotive, Inc.*	153,434
408	Ulta Beauty, Inc.*	131,511

		716,965

Technology Hardware, Storage & Peripherals – 6.6%
13,216	Apple, Inc.	1,602,572
2,727	NetApp, Inc.	170,710

		1,773,282

Trading Companies & Distributors – 0.5%
2,956	Fastenal Co.	137,070

Water Utilities – 0.4%
825	American Water Works Co., Inc.	117,051

TOTAL COMMON STOCKS
(Cost $18,027,218)		$26,724,304

Shares	Dividend Rate	Value

Investment Company – 1.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
298,315	0.036%	$298,315
(Cost $298,315)

TOTAL INVESTMENTS – 99.9%
(Cost $18,325,533)		$27,022,619

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		24,988

NET ASSETS – 100.0%		$27,047,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 0.5%
57,177	HEICO Corp.	$7,191,723

Beverages – 1.0%
277,083	Coca-Cola European Partners PLC (United Kingdom)	14,117,379

Biotechnology – 3.8%
168,098	Agios Pharmaceuticals, Inc.*	7,974,569
118,695	BioMarin Pharmaceutical, Inc.*	9,190,554
54,407	Exact Sciences Corp.*	7,405,881
142,003	Genmab A/S ADR (Denmark)*	4,809,642
127,422	Neurocrine Biosciences, Inc.*	13,953,983
71,702	Seagen, Inc.*	10,834,889

		54,169,518

Building Products – 2.0%
376,173	AZEK Co., Inc. (The)*	16,592,991
77,409	Trane Technologies PLC	11,862,155

		28,455,146

Capital Markets – 2.1%
38,507	MarketAxess Holdings, Inc.	21,407,582
21,114	MSCI, Inc.	8,752,175

		30,159,757

Chemicals – 0.4%
156,002	Danimer Scientific, Inc.*(a)	5,948,356

Construction Materials – 1.2%
50,240	Martin Marietta Materials, Inc.	16,924,349

Consumer Finance – 1.4%
207,380	Discover Financial Services	19,508,237

Containers & Packaging – 1.8%
301,995	Ball Corp.	25,787,353

Diversified Consumer Services – 0.9%
133,018	Chegg, Inc.*	12,840,228

Electrical Equipment – 2.9%
111,694	AMETEK, Inc.	13,176,541
113,047	Rockwell Automation, Inc.	27,502,074

		40,678,615

Electronic Equipment, Instruments & Components – 2.2%
219,406	Amphenol Corp., Class A	27,574,946
29,954	Keysight Technologies, Inc.*	4,239,090

		31,814,036

Entertainment – 1.7%
153,882	Live Nation Entertainment, Inc.*	13,673,954
33,683	Spotify Technology SA*	10,353,481

		24,027,435

Equity Real Estate Investment Trusts (REITs) – 1.5%
139,442	Equity LifeStyle Properties, Inc. REIT	8,596,599
118,432	Simon Property Group, Inc. REIT	13,373,342

		21,969,941

Common Stocks – (continued)
Food Products – 2.3%
241,756	McCormick & Co., Inc.	20,375,196
475,121	Utz Brands, Inc.	12,006,307

		32,381,503

Health Care Equipment & Supplies – 10.0%
33,712	Align Technology, Inc.*	19,118,412
399,299	Boston Scientific Corp.*	15,484,815
272,006	Hologic, Inc.*	19,608,913
42,497	IDEXX Laboratories, Inc.*	22,105,665
81,650	Insulet Corp.*	21,155,515
360,304	OraSure Technologies, Inc.*	3,819,222
84,102	West Pharmaceutical Services, Inc.	23,603,226
108,815	Zimmer Biomet Holdings, Inc.	17,743,374

		142,639,142

Health Care Providers & Services – 2.3%
102,186	Centene Corp.*	5,981,968
162,809	Guardant Health, Inc.*	23,962,229
100,404	Signify Health, Inc., Class A*	3,315,340

		33,259,537

Health Care Technology – 3.3%
209,345	American Well Corp., Class A*	5,122,672
113,983	Certara, Inc.*	3,949,511
132,634	Veeva Systems, Inc., Class A*	37,152,110

		46,224,293

Hotels, Restaurants & Leisure – 2.5%
47,825	Wingstop, Inc.	6,511,374
137,909	Wynn Resorts Ltd.*	18,166,752
106,637	Yum! Brands, Inc.	11,040,129

		35,718,255

Household Products – 1.1%
206,837	Church & Dwight Co., Inc.	16,288,414

Interactive Media & Services – 3.7%
72,331	Bumble, Inc., Class A*	4,868,600
172,921	Match Group, Inc.*	26,430,975
258,128	Pinterest, Inc., Class A*	20,799,954

		52,099,529

Internet & Direct Marketing Retail – 3.5%
117,477	Etsy, Inc.*	25,876,659
104,440	Expedia Group, Inc.	16,814,840
4,122	MercadoLibre, Inc. (Argentina)*	6,752,289

		49,443,788

IT Services – 3.0%
58,345	Akamai Technologies, Inc.*	5,513,603
48,172	Okta, Inc.*	12,594,569
60,734	Twilio, Inc., Class A*	23,861,174

		41,969,346

Life Sciences Tools & Services – 2.1%
48,169	10X Genomics, Inc., Class A*	8,573,600
8,987	Mettler-Toledo International, Inc.*	10,029,941

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
85,030	PerkinElmer, Inc.	$10,721,433

		29,324,974

Machinery – 1.7%
28,222	Cummins, Inc.	7,145,810
95,353	Graco, Inc.	6,612,731
133,590	ITT, Inc.	11,085,298

		24,843,839

Multiline Retail – 1.3%
188,139	Dollar Tree, Inc.*	18,475,250

Oil, Gas & Consumable Fuels – 0.4%
91,656	Cheniere Energy, Inc.*	6,176,698

Pharmaceuticals – 1.5%
181,247	Catalent, Inc.*	20,609,596

Professional Services – 4.1%
141,605	Booz Allen Hamilton Holding Corp.	10,923,410
26,762	CoStar Group, Inc.*	22,045,465
149,780	Verisk Analytics, Inc.	24,541,453

		57,510,328

Road & Rail – 1.2%
80,137	Old Dominion Freight Line, Inc.	17,211,024

Semiconductors & Semiconductor Equipment – 7.3%
63,312	Cree, Inc.*	7,183,379
124,282	Entegris, Inc.	13,075,709
42,833	KLA Corp.	13,330,915
231,403	Marvell Technology Group Ltd.	11,172,137
107,797	Microchip Technology, Inc.	16,453,056
90,302	MKS Instruments, Inc.	14,890,800
115,452	ON Semiconductor Corp.*	4,649,252
73,413	Teradyne, Inc.	9,441,646
103,410	Xilinx, Inc.	13,474,323

		103,671,217

Software – 18.6%
177,761	Anaplan, Inc.*	11,552,687
55,903	ANSYS, Inc.*	19,062,364
61,620	Avalara, Inc.*	9,670,643
32,235	Bill.com Holdings, Inc.*	5,319,097
57,538	C3.ai, Inc., Class A*(a)	6,470,724
230,019	Cadence Design Systems, Inc.*	32,453,381
48,317	Coupa Software, Inc.*	16,730,244
123,078	DocuSign, Inc.*	27,896,860
267,961	Dynatrace, Inc.*	13,333,739
55,088	HubSpot, Inc.*	28,370,320
89,215	Palo Alto Networks, Inc.*	31,966,627
24,856	Paycom Software, Inc.*	9,302,109
84,622	RingCentral, Inc., Class A*	32,000,656
139,447	Splunk, Inc.*	19,942,315

		264,071,766

Common Stocks – (continued)
Specialty Retail – 4.6%
83,727	Burlington Stores, Inc.*	21,670,222
52,331	O’Reilly Automotive, Inc.*	23,409,226
60,921	Ulta Beauty, Inc.*	19,636,666

		64,716,114

Textiles, Apparel & Luxury Goods – 1.8%
80,196	Lululemon Athletica, Inc.*	24,995,489

TOTAL COMMON STOCKS
(Cost $951,070,791)		$1,415,222,175

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,219,751	0.036%	$6,219,751
(Cost $6,219,751)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $957,290,542)		$1,421,441,926

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,260,776	0.036%	$12,260,776
(Cost $12,260,776)

TOTAL INVESTMENTS – 101.0%
(Cost $969,551,318)		$1,433,702,702

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(14,102,745)

NET ASSETS – 100.0%		$1,419,599,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 3.4%
1,745	AeroVironment, Inc.*	$192,090
11,810	Kratos Defense & Security Solutions, Inc.*	324,775
2,680	Maxar Technologies, Inc.	128,238
2,165	Moog, Inc., Class A	168,134

		813,237

Auto Components – 1.3%
2,362	Fox Factory Holding Corp.*	300,328

Automobiles – 0.8%
2,772	Winnebago Industries, Inc.	192,931

Beverages – 1.0%
3,860	Celsius Holdings, Inc.*	229,786

Biotechnology – 14.7%
4,015	4D Molecular Therapeutics, Inc.*	168,550
1,539	Acceleron Pharma, Inc.*	209,550
5,495	Agios Pharmaceuticals, Inc.*	260,683
4,832	Akouos, Inc.*	98,428
2,791	Allogene Therapeutics, Inc.*	96,876
2,467	Applied Molecular Transport, Inc.*(a)	120,562
3,804	ARYA Sciences Acquisition Corp III, Class A*	59,723
5,939	Avidity Biosciences, Inc.*	143,308
3,015	Beam Therapeutics, Inc.*	268,727
2,819	Coherus Biosciences, Inc.*	45,780
5,001	Concert Pharmaceuticals, Inc.*	33,457
3,558	Constellation Pharmaceuticals, Inc.*	89,662
5,090	Cytokinetics, Inc.*	95,336
4,503	Dyne Therapeutics, Inc.*	83,170
3,428	FibroGen, Inc.*	171,503
2,453	Generation Bio Co.*	85,659
9,583	Halozyme Therapeutics, Inc.*	433,631
651	IGM Biosciences, Inc.*	56,917
6,755	Inozyme Pharma, Inc.*(a)	135,100
2,167	Kiniksa Pharmaceuticals Ltd., Class A*	44,575
2,657	Kronos Bio, Inc.*(a)	77,239
1,857	ORIC Pharmaceuticals, Inc.*	60,167
619	Pharvaris BV (Netherlands)*	23,516
2,260	PMV Pharmaceuticals, Inc.*	85,044
1,034	PTC Therapeutics, Inc.*	59,041
2,213	Relay Therapeutics, Inc.*	91,330
2,111	Repare Therapeutics, Inc. (Canada)*	69,452
1,374	REVOLUTION Medicines, Inc.*	62,764
3,900	Sutro Biopharma, Inc.*	86,580
2,762	Y-mAbs Therapeutics, Inc.*	97,139
1,464	Zentalis Pharmaceuticals, Inc.*	61,546

		3,475,015

Building Products – 2.5%
4,734	AZEK Co., Inc. (The)*	208,817
2,492	Gibraltar Industries, Inc.*	217,676
1,466	Masonite International Corp.*	160,850

		587,343

Common Stocks – (continued)
Capital Markets – 1.4%
1,468	Houlihan Lokey, Inc.	93,306
3,882	Open Lending Corp., Class A*	148,448
3,023	Virtu Financial, Inc., Class A	82,437

		324,191

Chemicals – 1.5%
2,034	Ashland Global Holdings, Inc.	171,100
1,551	Balchem Corp.	185,127

		356,227

Commercial Services & Supplies – 0.6%
963	Tetra Tech, Inc.	133,250

Construction & Engineering – 1.2%
2,399	Ameresco, Inc., Class A*	137,031
1,997	Dycom Industries, Inc.*	152,930

		289,961

Diversified Telecommunication Services – 0.9%
1,273	Bandwidth, Inc., Class A*	201,592

Electrical Equipment – 1.3%
2,913	Allied Motion Technologies, Inc.	141,397
3,308	Plug Power, Inc.*	160,041

		301,438

Electronic Equipment, Instruments & Components – 2.5%
1,240	908 Devices, Inc.*	65,956
2,536	Badger Meter, Inc.	275,384
1,857	Novanta, Inc.*	245,737

		587,077

Food Products – 1.0%
1,467	Freshpet, Inc.*	228,676

Health Care Equipment & Supplies – 5.9%
5,580	Axonics Modulation Technologies, Inc.*	280,730
1,476	Hill-Rom Holdings, Inc.	157,445
2,138	Neogen Corp.*	175,145
1,120	Nevro Corp.*	185,002
12,689	OraSure Technologies, Inc.*	134,503
1,572	Outset Medical, Inc.*	78,270
2,285	Shockwave Medical, Inc.*	266,797
1,146	Tandem Diabetes Care, Inc.*	110,004

		1,387,896

Health Care Providers & Services – 1.5%
3,844	Castle Biosciences, Inc.*	292,452
1,387	National Research Corp.	71,666

		364,118

Health Care Technology – 2.1%
2,675	Omnicell, Inc.*	339,458
2,027	Simulations Plus, Inc.	145,376

		484,834

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 4.6%
1,077	Churchill Downs, Inc.	$248,388
1,659	Shake Shack, Inc., Class A*	196,558
3,351	Texas Roadhouse, Inc.	304,539
1,245	Wingstop, Inc.	169,507
2,707	Wyndham Hotels & Resorts, Inc.	176,713

		1,095,705

Household Durables – 1.7%
5,978	Purple Innovation, Inc.*	219,931
968	TopBuild Corp.*	184,317

		404,248

Insurance – 0.9%
1,609	Goosehead Insurance, Inc., Class A	208,430

Internet & Direct Marketing Retail – 2.6%
900	Poshmark, Inc., Class A*(a)	52,254
4,046	PubMatic, Inc., Class A*(a)	262,221
6,700	Revolve Group, Inc.*	308,870

		623,345

IT Services – 0.7%
2,987	BigCommerce Holdings, Inc. Series 1*	176,562

Leisure Products – 2.4%
3,210	Malibu Boats, Inc., Class A*	239,273
4,765	YETI Holdings, Inc.*	327,689

		566,962

Life Sciences Tools & Services – 3.6%
3,432	NeoGenomics, Inc.*	174,929
8,954	Pacific Biosciences of California, Inc.*	273,724
5,378	Quanterix Corp.*	407,383

		856,036

Machinery – 8.8%
2,104	Chart Industries, Inc.*	301,061
7,864	Colfax Corp.*	348,768
7,878	Evoqua Water Technologies Corp.*	193,405
4,932	Federal Signal Corp.	179,574
2,425	Franklin Electric Co., Inc.	182,021
1,253	John Bean Technologies Corp.	184,905
708	Proto Labs, Inc.*	103,141
1,748	RBC Bearings, Inc.*	347,957
3,977	Shyft Group, Inc. (The)	130,804
930	Watts Water Technologies, Inc., Class A	106,104

		2,077,740

Pharmaceuticals – 1.6%
1,650	Atea Pharmaceuticals, Inc.*(a)	124,344
4,714	Omeros Corp.*(a)	93,997
5,265	Provention Bio, Inc.*	66,971
5,260	Theravance Biopharma, Inc.*	87,158

		372,470

Professional Services – 1.7%
3,135	ManTech International Corp., Class A	245,032

Common Stocks – (continued)
Professional Services – (continued)
1,711	Science Applications International Corp.	147,368

		392,400

Road & Rail – 0.9%
1,089	Saia, Inc.*	218,377

Semiconductors & Semiconductor Equipment – 9.1%
2,552	Ambarella, Inc.*	287,075
4,601	Brooks Automation, Inc.	382,619
6,689	Cohu, Inc.*	290,637
6,639	FormFactor, Inc.*	301,211
4,653	MACOM Technology Solutions Holdings, Inc.*	299,421
3,489	Power Integrations, Inc.	308,323
3,707	Semtech Corp.*	271,760

		2,141,046

Software – 12.6%
8,604	8x8, Inc.*	294,343
10,052	BTRS Holdings, Inc.*(a)	169,879
4,568	Domo, Inc., Class B*	291,119
6,572	Medallia, Inc.*	265,312
6,518	PagerDuty, Inc.*	291,615
9,551	Ping Identity Holding Corp.*	223,780
3,286	Rapid7, Inc.*	250,525
4,696	Sailpoint Technologies Holdings, Inc.*	264,760
6,162	Sumo Logic, Inc.*(a)	187,202
5,195	Tenable Holdings, Inc.*	212,527
5,832	Vertex, Inc., Class A*	179,334
3,388	Workiva, Inc.*	342,696

		2,973,092

Specialty Retail – 1.7%
8,963	Leslie’s, Inc.*	217,621
383	RH*	187,812

		405,433

Textiles, Apparel & Luxury Goods – 2.2%
4,784	Crocs, Inc.*	367,029
474	Deckers Outdoor Corp.*	154,576

		521,605

TOTAL COMMON STOCKS
(Cost $17,236,637)		$23,291,351

Shares	Dividend Rate	Value

Investment Company – 3.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
881,172	0.036%	$881,172
(Cost $881,172)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $18,117,809)		$24,172,523

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
649,259	0.036%	$649,259
(Cost $649,259)

TOTAL INVESTMENTS – 105.2%
(Cost $18,767,068)		$24,821,782

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.2)%		(1,235,433)

NET ASSETS – 100.0%		$23,586,349

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Aerospace & Defense – 2.5%
175,833	HEICO Corp., Class A	$20,354,428
766,839	Kratos Defense & Security Solutions, Inc.*	21,088,073
95,881	Teledyne Technologies, Inc.*	35,571,851

		77,014,352

Air Freight & Logistics – 0.6%
173,012	XPO Logistics, Inc.*	20,173,199

Auto Components – 0.8%
196,614	Fox Factory Holding Corp.*	24,999,470

Biotechnology – 11.7%
676,523	Agios Pharmaceuticals, Inc.*	32,094,251
314,358	Allogene Therapeutics, Inc.*	10,911,366
180,760	Alnylam Pharmaceuticals, Inc.*	26,770,556
201,601	Arena Pharmaceuticals, Inc.*	16,198,640
99,474	Argenx SE ADR (Netherlands)*	32,894,062
408,149	Beam Therapeutics, Inc.*(a)	36,378,320
1,079,389	Exelixis, Inc.*	23,379,566
193,741	Galapagos NV ADR (Belgium)*	16,003,007
839,209	Halozyme Therapeutics, Inc.*	37,974,207
389,451	Neurocrine Biosciences, Inc.*	42,648,779
50,953	Novavax, Inc.*	11,781,862
202,536	Relay Therapeutics, Inc.*	8,358,661
174,791	REVOLUTION Medicines, Inc.*	7,984,453
113,445	Turning Point Therapeutics, Inc.*	13,376,300
56,835	Twist Bioscience Corp.*	7,822,770
194,813	Ultragenyx Pharmaceutical, Inc.*	27,573,832
331,989	Y-mAbs Therapeutics, Inc.*	11,676,053

		363,826,685

Building Products – 2.6%
265,772	Allegion PLC	28,910,678
798,441	AZEK Co., Inc. (The)*	35,219,232
59,058	Lennox International, Inc.	16,522,657

		80,652,567

Capital Markets – 1.1%
141,753	Evercore, Inc., Class A	16,977,757
296,918	Stifel Financial Corp.	18,135,751

		35,113,508

Chemicals – 3.2%
329,664	Ashland Global Holdings, Inc.	27,731,336
521,539	RPM International, Inc.	41,535,366
136,320	Scotts Miracle-Gro Co. (The)	29,056,608

		98,323,310

Commercial Services & Supplies – 0.8%
169,696	Tetra Tech, Inc.	23,480,836

Containers & Packaging – 1.1%
187,945	Avery Dennison Corp.	32,929,843

Distributors – 0.9%
87,010	Pool Corp.	29,128,338

Common Stocks – (continued)
Diversified Telecommunication Services – 0.6%
127,673	Bandwidth, Inc., Class A*	20,218,296

Electrical Equipment – 2.9%
228,031	Generac Holdings, Inc.*	75,149,896
179,065	Plug Power, Inc.*	8,663,165
212,327	Shoals Technologies Group, Inc., Class A*	6,926,107

		90,739,168

Electronic Equipment, Instruments & Components – 2.6%
361,553	Badger Meter, Inc.	39,261,040
305,918	Novanta, Inc.*	40,482,129

		79,743,169

Food Products – 1.4%
276,994	Freshpet, Inc.*	43,177,825

Health Care Equipment & Supplies – 4.3%
71,398	iRhythm Technologies, Inc.*	11,487,938
184,918	Neogen Corp.*	15,148,483
154,251	Nevro Corp.*	25,479,180
265,327	Tandem Diabetes Care, Inc.*	25,468,739
78,640	Teleflex, Inc.	31,308,157
89,567	West Pharmaceutical Services, Inc.	25,136,978

		134,029,475

Health Care Providers & Services – 4.3%
243,258	Castle Biosciences, Inc.*	18,507,068
443,804	Guardant Health, Inc.*	65,319,073
226,771	Molina Healthcare, Inc.*	49,154,882

		132,981,023

Health Care Technology – 0.6%
437,490	American Well Corp., Class A*	10,705,380
225,218	Certara, Inc.*	7,803,804

		18,509,184

Hotels, Restaurants & Leisure – 2.7%
237,384	Choice Hotels International, Inc.	24,894,460
74,828	Churchill Downs, Inc.	17,257,582
329,024	Texas Roadhouse, Inc.	29,901,701
92,955	Wingstop, Inc.	12,655,823

		84,709,566

Interactive Media & Services – 0.4%
189,250	Bumble, Inc., Class A*(a)	12,738,417

Internet & Direct Marketing Retail – 1.8%
158,161	Etsy, Inc.*	34,838,123
273,477	Stitch Fix, Inc., Class A*	20,869,030

		55,707,153

IT Services – 2.2%
100,334	MongoDB, Inc.*	38,721,901
406,032	Shift4 Payments, Inc., Class A*	31,061,448

		69,783,349

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 1.5%
322,724	Brunswick Corp.	$28,519,120
281,229	YETI Holdings, Inc.*	19,340,118

		47,859,238

Life Sciences Tools & Services – 6.2%
169,292	10X Genomics, Inc., Class A*	30,132,283
130,415	Berkeley Lights, Inc.*	8,081,818
150,465	Bio-Techne Corp.	54,421,686
444,224	PerkinElmer, Inc.	56,012,204
284,500	Quanterix Corp.*	21,550,875
107,390	Repligen Corp.*	22,808,562

		193,007,428

Machinery – 6.3%
237,611	Chart Industries, Inc.*	33,999,758
1,209,295	Colfax Corp.*	53,632,233
172,408	IDEX Corp.	33,648,869
86,526	Proto Labs, Inc.*	12,605,108
197,191	RBC Bearings, Inc.*	39,252,841
236,805	Xylem, Inc.	23,576,306

		196,715,115

Pharmaceuticals – 1.4%
220,867	Atea Pharmaceuticals, Inc.*(a)	16,644,537
784,234	Elanco Animal Health, Inc.*	25,769,929

		42,414,466

Professional Services – 2.1%
430,066	Booz Allen Hamilton Holding Corp.	33,175,291
267,002	Jacobs Engineering Group, Inc.	30,726,590

		63,901,881

Semiconductors & Semiconductor Equipment – 8.8%
1,040,743	Allegro MicroSystems, Inc. (Japan)*	27,205,022
183,247	Brooks Automation, Inc.	15,238,821
151,545	Enphase Energy, Inc.*	26,681,013
511,488	Entegris, Inc.	53,813,652
503,027	Lattice Semiconductor Corp.*	24,205,659
259,828	MKS Instruments, Inc.	42,845,637
118,987	Monolithic Power Systems, Inc.	44,563,011
305,483	Teradyne, Inc.	39,288,169

		273,840,984

Software – 16.4%
200,799	Anaplan, Inc.*	13,049,927
113,375	Asana, Inc., Class A*	3,926,176
303,585	Avalara, Inc.*	47,644,630
172,412	Bill.com Holdings, Inc.*	28,449,704
278,683	Blackline, Inc.*	34,562,266
627,004	Duck Creek Technologies, Inc.*	29,657,289
978,006	Dynatrace, Inc.*	48,665,579
315,953	Elastic NV*	42,460,924
132,190	HubSpot, Inc.*	68,077,850
319,197	JFrog Ltd. (Israel)*(a)	17,073,847
154,212	nCino, Inc.*	10,545,017

Common Stocks – (continued)
Software – (continued)
440,992	Rapid7, Inc.*	33,621,230
556,536	Sumo Logic, Inc.*(a)	16,907,564
184,588	Varonis Systems, Inc.*	33,879,281
763,471	Vertex, Inc., Class A*	23,476,733
389,976	Zendesk, Inc.*	56,991,093

		508,989,110

Specialty Retail – 4.0%
216,004	Five Below, Inc.*	40,202,665
387,906	Floor & Decor Holdings, Inc., Class A*	36,885,982
74,917	RH*	36,737,049
214,033	Vroom, Inc.*	9,470,960

		123,296,656

Textiles, Apparel & Luxury Goods – 1.3%
127,316	Deckers Outdoor Corp.*	41,519,021

Trading Companies & Distributors – 0.9%
182,633	SiteOne Landscape Supply, Inc.*	28,949,157

TOTAL COMMON STOCKS
(Cost $2,035,240,094)		$3,048,471,789

Shares	Dividend Rate	Value

Investment Company – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
46,766,661	0.036%	$46,766,661
(Cost $46,766,661)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,082,006,755)		$3,095,238,450

Securities Lending Reinvestment Vehicle – 1.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
51,347,800	0.036%	$51,347,800
(Cost $51,347,800)

TOTAL INVESTMENTS – 101.2%
(Cost $2,133,354,555)		$3,146,586,250

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(34,624,860)

NET ASSETS – 100.0%		$3,111,961,390

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 0.6%
4,915	Boeing Co. (The)*	$1,042,029

Auto Components – 0.8%
9,476	Aptiv PLC*	1,419,884

Automobiles – 2.6%
7,182	Tesla, Inc.*	4,851,441

Beverages – 1.5%
34,458	Coca-Cola Co. (The)	1,688,097
13,467	Monster Beverage Corp.*	1,181,595

		2,869,692

Biotechnology – 2.0%
8,994	BioMarin Pharmaceutical, Inc.*	696,405
33,686	Genmab A/S ADR (Denmark)*	1,140,945
8,844	Sarepta Therapeutics, Inc.*	769,959
7,855	Seagen, Inc.*	1,186,969

		3,794,278

Capital Markets – 1.7%
30,923	Charles Schwab Corp. (The)	1,908,568
10,558	Intercontinental Exchange, Inc.	1,164,653

		3,073,221

Chemicals – 1.6%
4,710	Ecolab, Inc.	986,086
3,757	Linde PLC (United Kingdom)	917,722
1,493	Sherwin-Williams Co. (The)	1,015,748

		2,919,556

Construction Materials – 0.4%
2,337	Martin Marietta Materials, Inc.	787,265

Diversified Consumer Services – 0.5%
10,589	Chegg, Inc.*	1,022,156

Electronic Equipment, Instruments & Components – 0.9%
13,014	Amphenol Corp., Class A	1,635,600

Entertainment – 2.9%
14,854	Live Nation Entertainment, Inc.*	1,319,927
7,538	Netflix, Inc.*	4,061,851

		5,381,778

Equity Real Estate Investment Trusts (REITs) – 1.4%
6,517	American Tower Corp. REIT	1,408,519
1,826	Equinix, Inc. REIT	1,183,869

		2,592,388

Food & Staples Retailing – 0.6%
9,289	Walmart, Inc.	1,206,827

Food Products – 0.9%
8,933	McCormick & Co., Inc.	752,873
16,021	Mondelez International, Inc., Class A	851,677

		1,604,550

Common Stocks – (continued)
Health Care Equipment & Supplies – 4.1%
51,247	Boston Scientific Corp.*	1,987,359
6,916	Danaher Corp.	1,519,238
4,302	Insulet Corp.*	1,114,648
2,060	Intuitive Surgical, Inc.*	1,517,808
5,079	West Pharmaceutical Services, Inc.	1,425,421

		7,564,474

Health Care Providers & Services – 1.6%
9,796	Guardant Health, Inc.*	1,441,775
3,907	Humana, Inc.	1,483,293

		2,925,068

Health Care Technology – 0.9%
22,789	American Well Corp., Class A*	557,647
3,796	Veeva Systems, Inc., Class A*	1,063,297

		1,620,944

Hotels, Restaurants & Leisure – 1.4%
13,042	Las Vegas Sands Corp.	816,429
8,609	McDonald’s Corp.	1,774,659

		2,591,088

Interactive Media & Services – 11.1%
4,067	Alphabet, Inc., Class A*	8,223,108
2,490	Alphabet, Inc., Class C*	5,071,781
24,163	Facebook, Inc., Class A*	6,224,872
14,934	Snap, Inc., Class A*	980,567

		20,500,328

Internet & Direct Marketing Retail – 6.2%
3,214	Amazon.com, Inc.*	9,940,677
6,807	Etsy, Inc.*	1,499,378

		11,440,055

IT Services – 10.5%
15,862	Fidelity National Information Services, Inc.	2,188,956
12,182	Mastercard, Inc., Class A	4,310,601
3,473	Okta, Inc.*	908,016
18,320	PayPal Holdings, Inc.*	4,760,452
3,179	Snowflake, Inc., Class A*	825,077
30,111	Visa, Inc., Class A	6,395,275

		19,388,377

Life Sciences Tools & Services – 2.3%
6,799	10X Genomics, Inc., Class A*	1,210,154
20,170	Adaptive Biotechnologies Corp.*	1,141,017
4,403	Illumina, Inc.*	1,934,722

		4,285,893

Machinery – 0.7%
3,880	Deere & Co.	1,354,586

Personal Products – 1.0%
6,691	Estee Lauder Cos., Inc. (The), Class A	1,912,689

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 2.9%
38,888	Bristol-Myers Squibb Co.	$2,385,001
14,128	Eli Lilly and Co.	2,894,686

		5,279,687

Professional Services – 0.8%
8,575	Verisk Analytics, Inc.	1,405,014

Road & Rail – 1.4%
12,909	Union Pacific Corp.	2,658,738

Semiconductors & Semiconductor Equipment – 6.4%
44,096	Marvell Technology Group Ltd.	2,128,955
10,587	NVIDIA Corp.	5,807,816
11,546	NXP Semiconductors NV (Netherlands)	2,107,722
13,309	QUALCOMM, Inc.	1,812,553

		11,857,046

Software – 16.5%
8,426	Adobe, Inc.*	3,873,179
4,757	Atlassian Corp. PLC, Class A*	1,130,739
5,596	Bill.com Holdings, Inc.*	923,396
9,515	C3.ai, Inc., Class A*(a)	1,070,057
3,557	HubSpot, Inc.*	1,831,855
57,779	Microsoft Corp.	13,426,684
23,945	Qualtrics International, Inc., Class A*	909,910
3,603	ServiceNow, Inc.*	1,922,056
12,662	Splunk, Inc.*	1,810,793
15,073	Workday, Inc., Class A*	3,695,598

		30,594,267

Specialty Retail – 2.1%
19,412	Ross Stores, Inc.	2,264,216
5,334	Ulta Beauty, Inc.*	1,719,308

		3,983,524

Technology Hardware, Storage & Peripherals – 8.4%
127,496	Apple, Inc.	15,460,165

Textiles, Apparel & Luxury Goods – 2.7%
3,233	Lululemon Athletica, Inc.*	1,007,661
23,170	NIKE, Inc., Class B	3,122,853
8,266	PVH Corp.	826,269

		4,956,783

TOTAL COMMON STOCKS
(Cost $78,966,290)		$183,979,391

Shares	Dividend Rate	Value

Investment Company – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,420,481	0.036%	$1,420,481
(Cost $1,420,481)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $80,386,771)		$185,399,872

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,055,303	0.036%	$1,055,303
(Cost $1,055,303)

TOTAL INVESTMENTS – 100.8%
(Cost $81,442,074)		$186,455,175

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(1,456,107)

NET ASSETS – 100.0%		$184,999,068

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Communications Equipment – 2.0%
367,140	Cisco Systems, Inc.	$16,473,572

Entertainment – 4.9%
176,549	Activision Blizzard, Inc.	16,879,850
122,892	Walt Disney Co. (The)*	23,231,504

		40,111,354

Equity Real Estate Investment Trusts (REITs) – 3.8%
67,318	American Tower Corp. REIT	14,549,439
25,618	Equinix, Inc. REIT	16,609,174

		31,158,613

Interactive Media & Services – 15.4%
16,174	Alphabet, Inc., Class A*	32,702,372
24,409	Alphabet, Inc., Class C*	49,717,716
168,495	Facebook, Inc., Class A*	43,407,682

		125,827,770

Internet & Direct Marketing Retail – 6.9%
12,132	Amazon.com, Inc.*	37,523,427
261,900	Meituan, Class B (China)*(a)	11,763,097
4,476	MercadoLibre, Inc. (Argentina)*	7,332,180

		56,618,704

IT Services – 17.2%
58,874	Accenture PLC, Class A	14,771,487
66,773	Akamai Technologies, Inc.*	6,310,048
158,171	Fidelity National Information Services, Inc.	21,827,598
98,136	Fiserv, Inc.*	11,321,950
48,353	Mastercard, Inc., Class A	17,109,709
137,063	PayPal Holdings, Inc.*	35,615,821
160,821	Visa, Inc., Class A	34,156,772

		141,113,385

Semiconductors & Semiconductor Equipment – 18.8%
157,296	Advanced Micro Devices, Inc.*	13,293,085
41,385	KLA Corp.	12,880,254
22,558	Lam Research Corp.	12,794,672
509,172	Marvell Technology Group Ltd.	24,582,824
83,843	Microchip Technology, Inc.	12,796,957
31,548	NVIDIA Corp.	17,306,602
107,348	NXP Semiconductors NV (Netherlands)	19,596,377
168,561	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	21,228,572
111,107	Texas Instruments, Inc.	19,140,403

		153,619,746

Software – 26.9%
36,641	Adobe, Inc.*	16,842,768
52,288	Atlassian Corp. PLC, Class A*	12,428,858
42,281	HubSpot, Inc.*	21,774,715
58,998	Intuit, Inc.	23,017,480
296,807	Microsoft Corp.	68,972,011
39,880	Palo Alto Networks, Inc.*	14,289,403
41,472	Paycom Software, Inc.*	15,520,481

Common Stocks – (continued)
Software – (continued)
103,349	Qualtrics International, Inc., Class A*	3,927,262
20,920	ServiceNow, Inc.*	11,159,983
72,283	Splunk, Inc.*	10,337,192
87,750	Workday, Inc., Class A*	21,514,545

		219,784,698

Technology Hardware, Storage & Peripherals – 3.0%
201,693	Apple, Inc.	24,457,293

TOTAL COMMON STOCKS
(Cost $400,830,851)		$809,165,135

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,303,664	0.036%	$1,303,664
(Cost $1,303,664)

TOTAL INVESTMENTS – 99.1%
(Cost $402,134,515)		$810,468,799

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		7,784,498

NET ASSETS – 100.0%		$818,253,297

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Auto Components – 2.6%
2,058	Aptiv PLC*	$308,371

Banks – 3.7%
3,077	JPMorgan Chase & Co.	452,842

Biotechnology – 0.5%
825	BioMarin Pharmaceutical, Inc.*	63,880

Building Products – 0.7%
1,806	AZEK Co., Inc. (The)*	79,663

Capital Markets – 5.6%
350	BlackRock, Inc.	243,075
845	CME Group, Inc.	168,747
3,522	Morgan Stanley	270,736

		682,558

Chemicals – 4.3%
1,012	Danimer Scientific, Inc.*(a)	38,588
1,196	Ecolab, Inc.	250,395
946	Linde PLC (United Kingdom)	231,079

		520,062

Communications Equipment – 2.4%
6,474	Cisco Systems, Inc.	290,488

Consumer Finance – 2.7%
2,435	American Express Co.	329,358

Containers & Packaging – 1.9%
2,760	Ball Corp.	235,676

Diversified Telecommunication Services – 2.0%
4,290	Verizon Communications, Inc.	237,237

Electric Utilities – 2.6%
4,305	NextEra Energy, Inc.	316,331

Electrical Equipment – 3.9%
2,042	Eaton Corp. PLC	265,848
839	Rockwell Automation, Inc.	204,112

		469,960

Entertainment – 3.3%
2,088	Walt Disney Co. (The)*	394,716

Equity Real Estate Investment Trusts (REITs) – 1.9%
543	American Tower Corp. REIT	117,359
178	Equinix, Inc. REIT	115,404

		232,763

Health Care Equipment & Supplies – 2.2%
1,202	Danaher Corp.	264,043

Health Care Providers & Services – 3.6%
3,605	CVS Health Corp.	245,609
504	Humana, Inc.	191,343

		436,952

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.0%
1,175	McDonald’s Corp.	242,214

Household Products – 2.4%
2,340	Procter & Gamble Co. (The)	289,060

Industrial Conglomerates – 2.0%
19,604	General Electric Co.	245,834

Interactive Media & Services – 5.3%
316	Alphabet, Inc., Class A*	638,924

IT Services – 3.3%
1,891	Visa, Inc., Class A	401,629

Machinery – 2.3%
782	Deere & Co.	273,012

Media – 2.3%
5,217	Comcast Corp., Class A	275,040

Pharmaceuticals – 5.0%
3,745	Bristol-Myers Squibb Co.	229,681
1,845	Eli Lilly and Co.	378,022

		607,703

Road & Rail – 2.7%
1,577	Union Pacific Corp.	324,799

Semiconductors & Semiconductor Equipment – 7.3%
1,745	Cree, Inc.*	197,988
4,517	Marvell Technology Group Ltd.	218,081
399	NVIDIA Corp.	218,883
1,455	Texas Instruments, Inc.	250,653

		885,605

Software – 9.5%
458	Adobe, Inc.*	210,529
3,350	Microsoft Corp.	778,473
656	Workday, Inc., Class A*	160,838

		1,149,840

Specialty Retail – 2.0%
2,046	Ross Stores, Inc.	238,645

Technology Hardware, Storage & Peripherals – 5.4%
5,372	Apple, Inc.	651,409

Textiles, Apparel & Luxury Goods – 2.2%
2,006	NIKE, Inc., Class B	270,369

Water Utilities – 1.6%
1,348	American Water Works Co., Inc.	191,254

TOTAL COMMON STOCKS
(Cost $8,712,965)		$12,000,237

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
50,998	0.036%	$50,998
(Cost $50,998)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $8,763,963)		$12,051,235

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
38,200	0.036%	$38,200
(Cost $38,200)

TOTAL INVESTMENTS – 99.9%
(Cost $8,802,163)		$12,089,435

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		7,546

NET ASSETS – 100.0%		$12,096,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC—Public Limited Company
REIT—Real Estate Investment Trust

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

		Capital Growth Fund	Concentrated Growth Fund	Flexible Cap Fund
Assets:
	Investments in unaffiliated issuers, at value (cost $605,458,385, $98,335,657 and $18,027,218, respectively)(a)	$1,036,667,666	$186,313,966	$26,724,304
	Investments in affiliated issuers, at value (cost $3,237,339, $850,967 and $298,315, respectively)	3,237,339	850,967	298,315
	Investments in securities lending reinvestment vehicle, at value which equals cost	5,000	—	—
	Cash	21,252,615	46,945	97,811
	Receivables:
	Investments sold	3,933,189	7,530,868	—
	Dividends	983,440	114,830	28,973
	Fund shares sold	175,267	3,738	3,123
	Reimbursement from investment adviser	44,674	22,034	25,036
	Foreign tax reclaims	2,054	—	—
	Other assets	68,300	45,039	61,882
	Total assets	1,066,369,544	194,928,387	27,239,444

	Liabilities:
	Payables:
	Investments purchased	1,688,786	4,981,248	46,005
	Fund shares redeemed	604,391	1,779	314
	Management fees	583,107	114,614	11,444
	Distribution and Service fees and Transfer Agency fees	294,564	8,647	3,738
	Upon return of securities loaned	5,000	—	—
	Accrued expenses	386,057	159,409	130,336
	Total liabilities	3,561,905	5,265,697	191,837

	Net Assets:
	Paid-in capital	604,019,522	84,516,622	17,915,536
	Total distributable earnings	458,788,117	105,146,068	9,132,071
	NET ASSETS	$1,062,807,639	$189,662,690	$27,047,607
	Net Assets:
	Class A	$828,917,785	$9,601,886	$6,459,232
	Class C	17,308,572	1,056,198	1,264,115
	Institutional	79,921,531	14,434,704	1,162,136
	Service	1,647,554	—	—
	Investor	11,833,240	216,386	41,318
	Class R6	4,206,134	857,969	249,612
	Class R	10,519,739	34,703	55,146
	Class P	108,453,084	163,460,844	17,816,048
	Total Net Assets	$1,062,807,639	$189,662,690	$27,047,607
	Shares Outstanding $0.001 par value (unlimited number of shares authorized):
	Class A	28,720,810	421,645	452,514
	Class C	1,033,652	61,979	105,437
	Institutional	2,381,888	578,691	74,448
	Service	60,461	—	—
	Investor	400,840	9,252	2,713
	Class R6	125,540	34,483	16,026
	Class R	388,489	1,606	4,064
	Class P	3,237,899	6,572,033	1,143,264
	Net asset value, offering and redemption price per share:(b)
	Class A	$28.86	$22.77	$14.27
	Class C	16.75	17.04	11.99
	Institutional	33.55	24.94	15.61
	Service	27.25	—	—
	Investor	29.52	23.39	15.23
	Class R6	33.50	24.88	15.58
	Class R	27.08	21.61	13.57
	Class P	33.49	24.87	15.58

(a)	Includes loaned securities having a market value of $4,838 for Capital Growth Fund.
(b)	Maximum public offering price per share for Class A Shares of the Capital Growth, Concentrated Growth and Flexible Cap Funds is $30.54, $24.10 and $15.10, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	Growth Opportunities Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Assets:
Investments in unaffiliated issuers, at value (cost $951,070,791, $17,236,637 and $2,035,240,094, respectively)(a)	$1,415,222,175	$23,291,351	$3,048,471,789
Investments in affiliated issuers, at value (cost $6,219,751, $881,172 and $46,766,661, respectively)	6,219,751	881,172	46,766,661
Investments in securities lending reinvestment vehicle, at value which equals cost	12,260,776	649,259	51,347,800
Cash	—	510,362	394,197
Receivables:
Investments sold	2,685,135	111,944	18,379,364
Fund shares sold	1,348,878	3,208	6,699,558
Dividends	581,758	2,940	822,412
Reimbursement from investment adviser	134,431	26,399	87,612
Securities lending income	49,586	353	17,279
Other assets	88,138	53,401	147,614
Total assets	1,438,590,628	25,530,389	3,173,134,286

Liabilities:
Payables:
Upon return of securities loaned	12,260,776	649,259	51,347,800
Fund shares redeemed	4,368,214	—	622,894
Management fees	1,040,097	15,693	2,012,932
Due to custodian	664,836	—	—
Distribution and Service fees and Transfer Agency fees	232,613	1,026	447,566
Investments purchased	—	1,138,122	6,109,297
Accrued expenses	424,135	139,940	632,407
Total liabilities	18,990,671	1,944,040	61,172,896

Net Assets:
Paid-in capital	875,772,918	15,895,788	1,913,312,921
Total distributable earnings	543,827,039	7,690,561	1,198,648,469
NET ASSETS	$1,419,599,957	$23,586,349	$3,111,961,390
Net Assets:
Class A	$383,264,009	$534,711	$401,402,628
Class C	28,017,533	152,770	167,627,534
Institutional	481,300,543	17,269,929	1,200,731,483
Service	31,889,820	—	23,506,051
Investor	100,498,954	87,969	698,262,828
Class R6	246,736,750	88,128	113,985,835
Class R	55,822,006	87,387	16,371,066
Class P	92,070,342	5,365,455	490,073,965
Total Net Assets	$1,419,599,957	$23,586,349	$3,111,961,390
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	23,379,597	32,858	15,228,229
Class C	7,225,807	9,466	8,449,347
Institutional	20,060,743	1,057,143	40,441,158
Service	2,214,589	—	936,938
Investor	5,421,230	5,389	24,756,747
Class R6	10,269,126	5,394	3,834,778
Class R	3,870,046	5,380	664,995
Class P	3,829,959	328,579	16,485,430
Net asset value, offering and redemption price per share:(b)
Class A	$16.39	$16.27	$26.36
Class C	3.88	16.14	19.84
Institutional	23.99	16.34	29.69
Service	14.40	—	25.09
Investor	18.54	16.32	28.20
Class R6	24.03	16.34	29.72
Class R	14.42	16.24	24.62
Class P	24.04	16.33	29.73

(a)	Includes loaned securities having a market value of $11,786,679, $624,495 and $48,754,938 for Growth Opportunities, Small Cap Growth and Small/Mid Cap Growth Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Growth Opportunities, Small Cap Growth and Small/Mid Cap Growth Funds is $17.34, $17.22 and $27.89, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund
Assets:
Investments in unaffiliated issuers, at value (cost $78,966,290, $400,830,851 and $8,712,965, respectively)(a)	$183,979,391	$809,165,135	$12,000,237
Investments in affiliated issuers, at value (cost $1,420,481, $1,303,664 and $50,998, respectively)	1,420,481	1,303,664	50,998
Investments in securities lending reinvestment vehicle, at value which equals cost	1,055,303	—	38,200
Cash	467,235	—	67,430
Receivables:
Investments sold	432,122	5,478,183	—
Dividends	97,469	361,144	11,868
Fund shares sold	87,312	4,113,652	2,043
Reimbursement from investment adviser	23,299	55,939	17,319
Securities lending income	925	—	396
Other assets	56,656	101,507	55,100
Total assets	187,620,193	820,579,224	12,243,591

Liabilities:
Payables:
Upon return of securities loaned	1,055,303	—	38,200
Fund shares redeemed	896,281	798,030	1,688
Investments purchased	371,084	—	—
Management fees	105,837	612,293	5,216
Distribution and Service fees and Transfer Agency fees	21,563	200,839	4,060
Due to custodian	—	529,093	—
Accrued expenses	171,057	185,672	97,446
Total liabilities	2,621,125	2,325,927	146,610

Net Assets:
Paid-in capital	68,929,245	378,222,522	8,568,460
Total distributable earnings	116,069,823	440,030,775	3,528,521
NET ASSETS	$184,999,068	$818,253,297	$12,096,981
Net Assets:
Class A	$38,560,421	$443,185,707	$6,062,923
Class C	4,658,752	28,423,782	2,157,248
Institutional	56,912,575	163,782,764	1,535,089
Service	485,868	36,705,881	—
Investor	2,694,214	42,737,686	379,515
Class R6	697,212	1,744,841	1,087,248
Class R	44,840	—	25,779
Class P	80,945,186	101,672,636	849,179
Total Net Assets	$184,999,068	$818,253,297	$12,096,981
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,734,636	15,101,947	384,237
Class C	876,011	1,383,536	145,254
Institutional	4,691,810	4,734,861	96,231
Service	48,421	1,299,663	—
Investor	223,330	1,266,332	23,770
Class R6	57,631	50,408	68,126
Class R	4,625	—	1,622
Class P	6,702,324	2,937,457	53,238
Net asset value, offering and redemption price per share:(b)
Class A	$10.33	$29.35	$15.78
Class C	5.32	20.54	14.85
Institutional	12.13	34.59	15.95
Service	10.03	28.24	—
Investor	12.06	33.75	15.97
Class R6	12.10	34.61	15.96
Class R	9.69	—	15.90
Class P	12.08	34.61	15.95

(a)	Includes loaned securities having a market value of $1,016,526 and $36,643 for Strategic Growth and U.S. Equity ESG Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Strategic Growth, Technology Opportunities and U.S. Equity ESG Funds is $10.93, $31.06 and $16.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Capital Growth Fund	Concentrated Growth Fund	Flexible Cap Fund
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $10,259, $3,545 and $96, respectively)	$4,937,785	$464,689	$154,498

Securities lending income — unaffiliated issuer	13,763	6,066	—

Dividends — affiliated issuers	392	170	21

Total investment income	4,951,940	470,925	154,519

Expenses:

Management fees	3,524,198	702,904	66,573

Distribution and Service (12b-1) fees(a)	1,072,996	15,904	12,480

Transfer Agency fees(a)	688,754	35,397	8,510

Custody, accounting and administrative services	103,711	18,333	12,093

Registration fees	66,073	53,058	74,365

Printing and mailing costs	62,448	8,294	6,871

Professional fees	46,709	55,821	47,093

Service fees — Class C	19,853	1,369	1,571

Trustee fees	10,663	10,097	9,983

Shareholder administration fees — Service Shares	2,016	—	—

Other	10,806	6,508	3,714

Total expenses	5,608,227	907,685	243,253

Less — expense reductions	(282,984)	(152,014)	(153,771)

Net expenses	5,325,243	755,671	89,482

NET INVESTMENT INCOME (LOSS)	(373,303)	(284,746)	65,037

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	46,640,359	18,691,162	521,527

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	60,782,461	(7,232,271)	1,655,711

Net realized and unrealized gain	107,422,820	11,458,891	2,177,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,049,517	$11,174,145	$2,242,275

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Capital Growth	$986,560	$59,558	$2,016	$24,862	$631,403	$12,706	$13,307	$323	$7,696	$412	$7,956	$14,951
Concentrated Growth	11,714	4,108	—	82	7,497	876	2,786	—	159	119	26	23,934
Flexible Cap	7,638	4,713	—	129	4,889	1,005	125	—	31	35	41	2,384

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Growth Opportunities Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $5,711, $— and $—, respectively)	$2,515,092	$12,821	$3,036,487

Securities lending income — unaffiliated issuer	108,366	930	187,774

Dividends — affiliated issuers	1,132	38	5,451

Total investment income	2,624,590	13,789	3,229,712

Expenses:

Management fees	6,198,615	73,768	11,129,258

Distribution and Service (12b-1) fees(a)	735,323	985	1,148,748

Transfer Agency fees(a)	578,777	3,630	1,180,770

Custody, accounting and administrative services	83,940	23,415	157,687

Registration fees	75,508	28,750	96,648

Printing and mailing costs	66,816	19,352	82,892

Professional fees	48,433	48,051	46,496

Shareholder administration fees — Service Shares	37,664	—	53,795

Service fees — Class C	34,993	140	204,970

Trustee fees	10,880	9,976	11,650

Amortization of offering costs	—	10,861	—

Other	8,162	9,832	16,932

Total expenses	7,879,111	228,760	14,129,846

Less — expense reductions	(767,623)	(148,376)	(326,295)

Net expenses	7,111,488	80,384	13,803,551

NET INVESTMENT LOSS	(4,486,898)	(66,595)	(10,573,839)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	141,686,194	2,319,097	312,219,954

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	116,499,216	2,758,502	384,370,594

Net realized and unrealized gain	258,185,410	5,077,599	696,590,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$253,698,512	$5,011,004	$686,016,709

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth Opportunities	$461,135	$104,979	$37,664	$131,545	$295,128	$22,396	$92,326	$6,026	$73,684	$34,487	$42,095	$12,635
Small Cap Growth	376	420	—	189	240	90	2,638	—	61	11	61	529
Small/Mid Cap Growth	442,021	614,908	53,795	38,024	282,895	131,181	212,996	8,607	463,128	14,144	12,168	55,651

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $1,375, $37,226 and $—, respectively)	$491,328	$2,000,209	$70,422

Securities lending income — unaffiliated issuer	10,696	—	591

Dividends — affiliated issuers	84	1,880	10

Total investment income	502,108	2,002,089	71,023

Expenses:

Management fees	644,834	3,618,166	31,277

Registration fees	66,735	59,337	53,861

Distribution and Service (12b-1) fees(a)	64,363	679,645	14,804

Transfer Agency fees(a)	59,039	450,815	7,051

Professional fees	46,699	46,627	48,664

Custody, accounting and administrative services	19,368	49,972	10,006

Printing and mailing costs	13,948	50,568	6,594

Trustee fees	10,095	10,497	9,975

Service fees — Class C	5,776	34,718	2,530

Shareholder administration fees — Service Shares	604	46,414	—

Other	8,099	5,262	3,673

Total expenses	939,560	5,052,021	188,435

Less — expense reductions	(161,956)	(475,413)	(129,413)

Net expenses	777,604	4,576,608	59,022

NET INVESTMENT INCOME (LOSS)	(275,496)	(2,574,519)	12,001

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	15,922,992	52,929,520	353,061

Foreign currency transactions	—	(523)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(968,229)	10,411,818	984,581

Net realized and unrealized gain	14,954,763	63,340,815	1,337,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,679,267	$60,766,296	$1,349,643

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Strategic Growth	$46,291	$17,328	$604	$140	$29,627	$3,697	$11,412	$96	$2,220	$93	$44	$11,850
Technology Opportunities	529,078	104,153	46,414	—	338,612	22,220	30,995	7,426	40,074	220	—	11,268
U.S. Equity ESG	7,155	7,589	—	60	4,579	1,619	238	—	288	183	19	125

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Capital Growth Fund		Concentrated Growth Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income (loss)	$(373,303)	$2,641,405	$(284,746)	$(131,790)

Net realized gain	46,640,359	35,198,989	18,691,162	13,618,666

Net change in unrealized gain (loss)	60,782,461	143,218,010	(7,232,271)	42,115,306

Net increase in net assets resulting from operations	107,049,517	181,058,404	11,174,145	55,602,182

Distributions to shareholders:

From distributable earnings:

Class A Shares	(29,785,751)	(29,383,082)	(589,089)	(570,407)

Class C Shares	(947,434)	(1,094,018)	(92,741)	(82,505)

Institutional Shares	(2,366,718)	(2,359,339)	(802,544)	(939,102)

Service Shares	(56,146)	(70,266)	—	—

Investor Shares	(371,777)	(310,127)	(12,344)	(11,029)

Class R6 Shares	(92,242)	(78,605)	(45,645)	(40,913)

Class R Shares	(385,347)	(366,639)	(2,170)	(3,148)

Class P Shares	(3,547,586)	(3,401,935)	(9,334,560)	(10,103,292)

Total distributions to shareholders	(37,553,001)	(37,064,011)	(10,879,093)	(11,750,396)

From share transactions:

Proceeds from sales of shares	38,189,201	32,027,024	6,561,731	6,673,794

Reinvestment of distributions	35,802,172	35,117,504	10,783,130	11,629,845

Cost of shares redeemed	(57,153,198)	(126,823,345)	(13,795,115)	(25,388,297)

Net increase (decrease) in net assets resulting from share transactions	16,838,175	(59,678,817)	3,549,746	(7,084,658)

TOTAL INCREASE	86,334,691	84,315,576	3,844,798	36,767,128

Net assets:

Beginning of period	976,472,948	892,157,372	185,817,892	149,050,764

End of period	$1,062,807,639	$976,472,948	$189,662,690	$185,817,892

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Flexible Cap Fund		Growth Opportunities Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income (loss)	$65,037	$158,714	$(4,486,898)	$(5,206,960)

Net realized gain	521,527	1,298,428	141,686,194	255,049,975

Net change in unrealized gain	1,655,711	2,881,593	116,499,216	47,781,792

Net increase in net assets resulting from operations	2,242,275	4,338,735	253,698,512	297,624,807

Distributions to shareholders:

From distributable earnings:

Class A Shares	(348,337)	(329,577)	(80,419,726)	(84,857,623)

Class C Shares	(76,792)	(83,942)	(15,392,994)	(17,520,548)

Institutional Shares	(30,388)	(35,557)	(73,299,105)	(101,191,952)

Service Shares	—	—	(7,330,638)	(7,618,287)

Investor Shares	(2,137)	(4,078)	(17,952,306)	(18,957,577)

Class R6 Shares	(13,001)	(12,478)	(36,107,697)	(39,106,235)

Class R Shares	(2,962)	(2,314)	(12,453,846)	(12,585,464)

Class P Shares	(868,917)	(648,520)	(13,547,235)	(13,993,377)

Total distributions to shareholders	(1,342,534)	(1,116,466)	(256,503,547)	(295,831,063)

From share transactions:

Proceeds from sales of shares	2,423,563	2,838,561	144,183,055	246,951,218

Reinvestment of distributions	1,342,533	1,116,467	239,672,958	272,525,182

Cost of shares redeemed	(1,147,087)	(2,328,449)	(220,582,010)	(526,294,400)

Net increase (decrease) in net assets resulting from share transactions	2,619,009	1,626,579	163,274,003	(6,818,000)

TOTAL INCREASE (DECREASE)	3,518,750	4,848,848	160,468,968	(5,024,256)

Net assets:

Beginning of period	23,528,857	18,680,009	1,259,130,989	1,264,155,245

End of period	$27,047,607	$23,528,857	$1,419,599,957	$1,259,130,989

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small/Mid Cap Growth Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the period October 31, 2019* to August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment loss	$(66,595)	$(38,007)	$(10,573,839)	$(10,626,178)

Net realized gain	2,319,097	681,031	312,219,954	333,727,471

Net change in unrealized gain	2,758,502	3,296,117	384,370,594	235,696,580

Net increase in net assets resulting from operations	5,011,004	3,939,141	686,016,709	558,797,873

Distributions to shareholders:

From distributable earnings:

Class A Shares	(22,970)	(82)	(49,888,744)	(39,805,523)

Class C Shares	(8,216)	(18)	(30,046,612)	(27,720,082)

Institutional Shares	(953,009)	(8,547)	(138,905,563)	(106,605,505)

Service Shares	—	—	(6,207,186)	(2,626,257)

Investor Shares	(5,612)	(104)	(77,471,106)	(52,201,231)

Class R6 Shares	(5,676)	(117)	(12,136,651)	(7,519,351)

Class R Shares	(5,508)	(61)	(2,365,428)	(2,127,370)

Class P Shares	(250,100)	(117)	(46,974,296)	(24,025,405)

Total distributions to shareholders	(1,251,091)	(9,046)	(363,995,586)	(262,630,724)

From share transactions:

Proceeds from sales of shares	5,313,022	10,431,165	611,179,710	584,729,950

Reinvestment of distributions	1,251,091	9,047	339,495,791	237,385,247

Cost of shares redeemed	(544,656)	(563,328)	(445,918,864)	(834,560,777)

Net increase (decrease) in net assets resulting from share transactions	6,019,457	9,876,884	504,756,637	(12,445,580)

TOTAL INCREASE	9,779,370	13,806,979	826,777,760	283,721,569

Net assets:

Beginning of period	13,806,979	—	2,285,183,630	2,001,462,061

End of period	$23,586,349	$13,806,979	$3,111,961,390	$2,285,183,630

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund		Technology Opportunities Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment loss	$(275,496)	$(17,349)	$(2,574,519)	$(2,837,247)

Net realized gain	15,922,992	24,739,132	52,928,997	64,543,294

Net change in unrealized gain (loss)	(968,229)	34,445,849	10,411,818	186,929,345

Net increase in net assets resulting from operations	14,679,267	59,167,632	60,766,296	248,635,392

Distributions to shareholders:

From distributable earnings:

Class A Shares	(5,753,616)	(4,611,552)	(37,649,057)	(46,818,272)

Class C Shares	(1,246,700)	(998,734)	(3,403,030)	(4,769,848)

Institutional Shares	(7,620,404)	(7,359,404)	(11,618,167)	(10,990,995)

Service Shares	(79,067)	(100,316)	(3,325,261)	(4,475,409)

Investor Shares	(382,725)	(235,813)	(3,999,623)	(2,550,857)

Class R6 Shares	(84,348)	(54,771)	(113,026)	(32,559)

Class R Shares	(6,717)	(41,983)	—	—

Class P Shares	(10,678,493)	(10,817,531)	(5,859,003)	(3,525,530)

Total distributions to shareholders	(25,852,070)	(24,220,104)	(65,967,167)	(73,163,470)

From share transactions:

Proceeds from sales of shares	11,600,377	27,015,766	101,180,570	203,785,120

Reinvestment of distributions	25,398,921	23,784,787	62,828,022	68,777,718

Cost of shares redeemed	(24,888,826)	(62,657,586)	(111,395,437)	(155,360,052)

Net increase (decrease) in net assets resulting from share transactions	12,110,472	(11,857,033)	52,613,155	117,202,786

TOTAL INCREASE	937,669	23,090,495	47,412,284	292,674,708

Net assets:

Beginning of period	184,061,399	160,970,904	770,841,013	478,166,305

End of period	$184,999,068	$184,061,399	$818,253,297	$770,841,013

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Equity ESG Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$12,001	$72,576

Net realized gain	353,061	1,207,438

Net change in unrealized gain	984,581	419,704

Net increase in net assets resulting from operations	1,349,643	1,699,718

Distributions to shareholders:

From distributable earnings:

Class A Shares	(600,873)	(177,225)

Class C Shares	(212,062)	(59,804)

Institutional Shares	(138,080)	(39,352)

Investor Shares	(38,039)	(11,386)

Class R6 Shares	(127,443)	(123,480)

Class R Shares	(2,431)	(824)

Class P Shares	(91,452)	(100,044)

Total distributions to shareholders	(1,210,380)	(512,115)

From share transactions:

Proceeds from sales of shares	825,295	2,753,884

Reinvestment of distributions	1,123,800	486,610

Cost of shares redeemed	(954,933)	(6,067,463)

Net increase (decrease) in net assets resulting from share transactions	994,162	(2,826,969)

TOTAL INCREASE (DECREASE)	1,133,425	(1,639,366)

Net assets:

Beginning of period	10,963,556	12,602,922

End of period	$12,096,981	$10,963,556

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$26.94		$22.93	$32.46	$28.92	$24.15	$24.80

Net investment income (loss)(a)	(0.02)		0.05	0.08	0.02	0.04	0.03

Net realized and unrealized gain (loss)	3.00		4.93	(0.28)	6.01	5.07	1.37

Total from investment operations	2.98		4.98	(0.20)	6.03	5.11	1.40

Distributions to shareholders from net investment income	(0.06)		(0.08)	— (b)	(0.02)	(0.01)	—

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Total distributions	(1.06)		(0.97)	(9.33)	(2.49)	(0.34)	(2.05)

Net asset value, end of period	$28.86		$26.94	$22.93	$32.46	$28.92	$24.15

Total Return(c)	11.22%		22.26%	3.72%	22.01%	21.47%	5.79%

Net assets, end of period (in 000’s)	$828,918		$776,919	$708,827	$745,362	$671,371	$630,091

Ratio of net expenses to average net assets	1.12	%(d)	1.14%	1.14%	1.14%	1.15%	1.15%

Ratio of total expenses to average net assets	1.18	%(d)	1.22%	1.22%	1.31%	1.51%	1.51%

Ratio of net investment income (loss) to average net assets	(0.13	)%(d)	0.23%	0.36%	0.06%	0.14%	0.11%

Portfolio turnover rate(e)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$16.05		$14.05	$24.01	$22.13	$18.68	$19.77

Net investment loss(a)	(0.07)		(0.06)	(0.07)	(0.16)	(0.12)	(0.12)

Net realized and unrealized gain (loss)	1.77		2.95	(0.56)	4.51	3.90	1.08

Total from investment operations	1.70		2.89	(0.63)	4.35	3.78	0.96

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Net asset value, end of period	$16.75		$16.05	$14.05	$24.01	$22.13	$18.68

Total Return(b)	10.84%		21.37%	3.01%	21.11%	20.59%	4.98%

Net assets, end of period (in 000’s)	$17,309		$16,596	$18,674	$65,983	$62,701	$68,960

Ratio of net expenses to average net assets	1.87	%(c)	1.89%	1.89%	1.89%	1.90%	1.90%

Ratio of total expenses to average net assets	1.92	%(c)	1.97%	1.97%	2.06%	2.26%	2.26%

Ratio of net investment loss to average net assets	(0.87	)%(c)	(0.45)%	(0.41)%	(0.70)%	(0.61)%	(0.64)%

Portfolio turnover rate(d)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$31.19		$26.39	$35.76	$31.60	$26.35	$26.82

Net investment income(a)	0.04		0.16	0.20	0.13	0.15	0.13

Net realized and unrealized gain (loss)	3.47		5.70	(0.17)	6.62	5.54	1.49

Total from investment operations	3.51		5.86	0.03	6.75	5.69	1.62

Distributions to shareholders from net investment income	(0.15)		(0.17)	(0.07)	(0.12)	(0.11)	(0.04)

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Total distributions	(1.15)		(1.06)	(9.40)	(2.59)	(0.44)	(2.09)

Net asset value, end of period	$33.55		$31.19	$26.39	$35.76	$31.60	$26.35

Total Return(b)	11.41%		22.71%	4.14%	22.50%	21.96%	6.19%

Net assets, end of period (in 000’s)	$79,922		$64,708	$60,169	$77,293	$165,948	$141,442

Ratio of net expenses to average net assets	0.75	%(c)	0.76%	0.75%	0.75%	0.75%	0.75%

Ratio of total expenses to average net assets	0.81	%(c)	0.84%	0.83%	0.93%	1.11%	1.11%

Ratio of net investment income to average net assets	0.25	%(c)	0.58%	0.74%	0.40%	0.54%	0.50%

Portfolio turnover rate(d)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$25.46		$21.73	$31.33	$28.00	$23.40	$24.12

Net investment income (loss)(a)	(0.04)		0.03	0.06	(0.01)	—	— (b)

Net realized and unrealized gain (loss)	2.84		4.66	(0.33)	5.81	4.93	1.33

Total from investment operations	2.80		4.69	(0.27)	5.80	4.93	1.33

Distributions to shareholders from net investment income	(0.01)		(0.07)	—	—	—	—

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Total distributions	(1.01)		(0.96)	(9.33)	(2.47)	(0.33)	(2.05)

Net asset value, end of period	$27.25		$25.46	$21.73	$31.33	$28.00	$23.40

Total Return(c)	11.16%		22.12%	3.57%	21.91%	21.36%	5.66%

Net assets, end of period (in 000’s)	$1,648		$1,814	$1,546	$1,802	$1,437	$1,561

Ratio of net expenses to average net assets	1.25	%(d)	1.26%	1.25%	1.25%	1.25%	1.25%

Ratio of total expenses to average net assets	1.31	%(d)	1.34%	1.33%	1.41%	1.61%	1.61%

Ratio of net investment income (loss) to average net assets	(0.27	)%(d)	0.13%	0.25%	(0.04)%	0.02%	0.01%

Portfolio turnover rate(e)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$27.56		$23.43	$32.94	$29.31	$24.48	$25.07

Net investment income(a)	0.02		0.11	0.15	0.09	0.11	0.08

Net realized and unrealized gain (loss)	3.07		5.05	(0.28)	6.11	5.13	1.40

Total from investment operations	3.09		5.16	(0.13)	6.20	5.24	1.48

Distributions to shareholders from net investment income	(0.13)		(0.14)	(0.05)	(0.10)	(0.08)	(0.02)

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Total distributions	(1.13)		(1.03)	(9.38)	(2.57)	(0.41)	(2.07)

Net asset value, end of period	$29.52		$27.56	$23.43	$32.94	$29.31	$24.48

Total Return(b)	11.36%		22.56%	3.96%	22.35%	21.77%	6.05%

Net assets, end of period (in 000’s)	$11,833		$8,703	$6,649	$9,259	$8,496	$4,297

Ratio of net expenses to average net assets	0.87	%(c)	0.89%	0.89%	0.89%	0.90%	0.90%

Ratio of total expenses to average net assets	0.93	%(c)	0.96%	0.97%	1.06%	1.26%	1.26%

Ratio of net investment income to average net assets	0.13	%(c)	0.46%	0.60%	0.31%	0.43%	0.35%

Portfolio turnover rate(d)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$31.14		$26.35	$35.75	$31.60	$26.34	$26.82

Net investment income(a)	0.04		0.16	0.19	0.20	0.16	0.13

Net realized and unrealized gain (loss)	3.47		5.69	(0.17)	6.55	5.55	1.49

Total from investment operations	3.51		5.85	0.02	6.75	5.71	1.62

Distributions to shareholders from net investment income	(0.15)		(0.17)	(0.09)	(0.13)	(0.12)	(0.05)

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Total distributions	(1.15)		(1.06)	(9.42)	(2.60)	(0.45)	(2.10)

Net asset value, end of period	$33.50		$31.14	$26.35	$35.75	$31.60	$26.34

Total Return(b)	11.43%		22.71%	4.12%	22.53%	21.99%	6.19%

Net assets, end of period (in 000’s)	$4,206		$2,454	$2,313	$60	$16	$10

Ratio of net expenses to average net assets	0.74	%(c)	0.75%	0.74%	0.74%	0.75%	0.74%

Ratio of total expenses to average net assets	0.80	%(c)	0.83%	0.83%	0.90%	1.10%	1.09%

Ratio of net investment income to average net assets	0.28	%(c)	0.59%	0.75%	0.60%	0.56%	0.52%

Portfolio turnover rate(d)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$25.32		$21.63	$31.26	$28.01	$23.44	$24.19

Net investment income (loss)(a)	(0.05)		— (b)	0.02	(0.06)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	2.83		4.62	(0.32)	5.81	4.93	1.33

Total from investment operations	2.78		4.62	(0.30)	5.75	4.90	1.30

Distributions to shareholders from net investment income	(0.02)		(0.04)	—	(0.03)	—	—

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	(2.47)	(0.33)	(2.05)

Total distributions	(1.02)		(0.93)	(9.33)	(2.50)	(0.33)	(2.05)

Net asset value, end of period	$27.08		$25.32	$21.63	$31.26	$28.01	$23.44

Total Return(c)	11.12%		21.90%	3.47%	21.73%	21.19%	5.51%

Net assets, end of period (in 000’s)	$10,520		$10,097	$8,559	$8,887	$8,093	$3,450

Ratio of net expenses to average net assets	1.37	%(d)	1.39%	1.39%	1.39%	1.40%	1.40%

Ratio of total expenses to average net assets	1.43	%(d)	1.47%	1.47%	1.56%	1.77%	1.76%

Ratio of net investment income (loss) to average net assets	(0.38	)%(d)	0.01%	0.11%	(0.20)%	(0.10)%	(0.15)%

Portfolio turnover rate(e)	19%		47%	55%	93%	48%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$31.13		$26.34	$35.74	$33.39

Net investment income(b)	0.04		0.16	0.20	0.09

Net realized and unrealized gain (loss)	3.47		5.69	(0.18)	2.26

Total from investment operations	3.51		5.85	0.02	2.35

Distributions to shareholders from net investment income	(0.15)		(0.17)	(0.09)	—

Distributions to shareholders from net realized gains	(1.00)		(0.89)	(9.33)	—

Total distributions	(1.15)		(1.06)	(9.42)	—

Net asset value, end of period	$33.49		$31.13	$26.34	$35.74

Total Return(c)	11.44%		22.73%	4.13%	7.04%

Net assets, end of period (in 000’s)	$108,453		$95,182	$85,422	$104,131

Ratio of net expenses to average net assets	0.74	%(d)	0.75%	0.74%	0.74	%(d)

Ratio of total expenses to average net assets	0.80	%(d)	0.83%	0.82%	0.85	%(d)

Ratio of net investment income to average net assets	0.25	%(d)	0.59%	0.75%	0.72	%(d)

Portfolio turnover rate(e)	19%		47%	55%	93%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$22.91		$17.55	$19.33	$17.62	$15.06		$16.06

Net investment income (loss)(a)	(0.07)		(0.08)	(0.03)	(0.01)	0.02		—	(b)

Net realized and unrealized gain	1.38		6.92	0.35	3.82	2.64		0.81

Total from investment operations	1.31		6.84	0.32	3.81	2.66		0.81

Distributions to shareholders from net investment income	—		—	—	— (c)	(0.03)		—

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	(2.10)	(0.07)		(1.81)

Total distributions	(1.45)		(1.48)	(2.10)	(2.10)	(0.10)		(1.81)

Net asset value, end of period	$22.77		$22.91	$17.55	$19.33	$17.62		$15.06

Total Return(d)	5.93%		41.52%	3.58%	23.68%	17.75%		5.10%

Net assets, end of period (in 000’s)	$9,602		$9,302	$6,735	$5,633	$5,462		$6,573

Ratio of net expenses to average net assets	1.12	%(e)	1.16%	1.16%	1.17%	1.20%		1.22%

Ratio of total expenses to average net assets	1.33	%(e)	1.37%	1.45%	1.51%	1.65%		1.63%

Ratio of net investment income (loss) to average net assets	(0.62	)%(e)	(0.44)%	(0.18)%	(0.05)%	0.11%		0.03	%(b)

Portfolio turnover rate(f)	21%		36%	40%	44%	54	%(g)	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$17.56		$13.87	$15.88	$14.93	$12.84		$14.05

Net investment loss(a)	(0.12)		(0.17)	(0.13)	(0.12)	(0.08)		(0.09	)(b)

Net realized and unrealized gain	1.05		5.34	0.22	3.17	2.24		0.69

Total from investment operations	0.93		5.17	0.09	3.05	2.16		0.60

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	(2.10)	(0.07)		(1.81)

Net asset value, end of period	$17.04		$17.56	$13.87	$15.88	$14.93		$12.84

Total Return(c)	5.56%		40.47%	2.81%	22.74%	16.88%		4.27%

Net assets, end of period (in 000’s)	$1,056		$1,162	$823	$2,137	$2,210		$2,192

Ratio of net expenses to average net assets	1.87	%(d)	1.91%	1.91%	1.92%	1.95%		1.98%

Ratio of total expenses to average net assets	2.08	%(d)	2.10%	2.21%	2.26%	2.40%		2.38%

Ratio of net investment loss to average net assets	(1.36	)%(d)	(1.23)%	(0.98)%	(0.80)%	(0.61)%		(0.71	)%(b)

Portfolio turnover rate(e)	21%		36%	40%	44%	54	%(f)	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$24.92		$18.93	$20.61	$18.65	$15.94		$16.88

Net investment income (loss)(a)	(0.04)		(0.01)	0.03	0.06	0.09		0.07	(b)

Net realized and unrealized gain	1.51		7.50	0.41	4.07	2.78		0.84

Total from investment operations	1.47		7.49	0.44	4.13	2.87		0.91

Distributions to shareholders from net investment income	—		(0.02)	(0.02)	(0.07)	(0.09)		(0.04)

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	(2.10)	(0.07)		(1.81)

Total distributions	(1.45)		(1.50)	(2.12)	(2.17)	(0.16)		(1.85)

Net asset value, end of period	$24.94		$24.92	$18.93	$20.61	$18.65		$15.94

Total Return(c)	6.10%		41.98%	3.98%	24.13%	18.22%		5.47%

Net assets, end of period (in 000’s)	$14,435		$13,744	$12,497	$15,286	$142,623		$134,818

Ratio of net expenses to average net assets	0.80	%(d)	0.81%	0.80%	0.81%	0.82%		0.82%

Ratio of total expenses to average net assets	0.96	%(d)	1.01%	1.07%	1.20%	1.26%		1.23%

Ratio of net investment income (loss) to average net assets	(0.29	)%(d)	(0.07)%	0.17%	0.31%	0.51%		0.43	%(b)

Portfolio turnover rate(e)	21%		36%	40%	44%	54	%(f)	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$23.46		$17.90	$19.66	$17.88	$15.28		$16.26

Net investment income (loss)(a)	(0.04)		(0.03)	0.01	0.03	0.07		0.04	(b)

Net realized and unrealized gain	1.42		7.07	0.36	3.88	2.67		0.81

Total from investment operations	1.38		7.04	0.37	3.91	2.74		0.85

Distributions to shareholders from net investment income	—		— (c)	(0.03)	(0.03)	(0.07)		(0.02)

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	(2.10)	(0.07)		(1.81)

Total distributions	(1.45)		(1.48)	(2.13)	(2.13)	(0.14)		(1.83)

Net asset value, end of period	$23.39		$23.46	$17.90	$19.66	$17.88		$15.28

Total Return(d)	6.10%		41.87%	3.83%	23.94%	18.14%		5.31%

Net assets, end of period (in 000’s)	$216		$189	$133	$463	$780		$452

Ratio of net expenses to average net assets	0.87	%(e)	0.91%	0.91%	0.92%	0.95%		0.97%

Ratio of total expenses to average net assets	1.08	%(e)	1.11%	1.22%	1.26%	1.41%		1.38%

Ratio of net investment income (loss) to average net assets	(0.36	)%(e)	(0.18)%	0.03%	0.17%	0.45%		0.27	%(b)

Portfolio turnover rate(f)	21%		36%	40%	44%	54	%(g)	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$24.86		$18.88	$20.60	$18.65	$15.95		$16.88

Net investment income (loss)(a)	(0.03)		(0.01)	0.04	0.06	0.13		0.07	(b)

Net realized and unrealized gain	1.50		7.49	0.39	4.06	2.74		0.85

Total from investment operations	1.47		7.48	0.43	4.12	2.87		0.92

Distributions to shareholders from net investment income	—		(0.02)	(0.05)	(0.07)	(0.10)		(0.04)

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	(2.10)	(0.07)		(1.81)

Total distributions	(1.45)		(1.50)	(2.15)	(2.17)	(0.17)		(1.85)

Net asset value, end of period	$24.88		$24.86	$18.88	$20.60	$18.65		$15.95

Total Return(c)	6.11%		42.05%	4.00%	24.09%	18.17%		5.56%

Net assets, end of period (in 000’s)	$858		$806	$538	$99	$68		$10

Ratio of net expenses to average net assets	0.79	%(d)	0.80%	0.79%	0.80%	0.82%		0.81%

Ratio of total expenses to average net assets	0.95	%(d)	0.98%	1.04%	1.09%	1.32%		1.21%

Ratio of net investment income (loss) to average net assets	(0.28	)%(d)	(0.07)%	0.22%	0.34%	0.74%		0.44	%(b)

Portfolio turnover rate(e)	21%		36%	40%	44%	54	%(f)	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$21.84		$16.84	$18.68	$17.13	$14.65		$15.71

Net investment loss(a)	(0.09)		(0.12)	(0.07)	(0.05)	(0.02)		(0.04	)(b)

Net realized and unrealized gain	1.31		6.60	0.33	3.70	2.57		0.79

Total from investment operations	1.22		6.48	0.26	3.65	2.55		0.75

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	(2.10)	(0.07)		(1.81)

Net asset value, end of period	$21.61		$21.84	$16.84	$18.68	$17.13		$14.65

Total Return(c)	5.81%		41.12%	3.36%	23.37%	17.46%		4.81%

Net assets, end of period (in 000’s)	$35		$33	$36	$34	$25		$22

Ratio of net expenses to average net assets	1.37	%(d)	1.41%	1.41%	1.42%	1.45%		1.48%

Ratio of total expenses to average net assets	1.58	%(d)	1.66%	1.70%	1.75%	1.91%		1.89%

Ratio of net investment loss to average net assets	(0.86	)%(d)	(0.69)%	(0.43)%	(0.29)%	(0.14)%		(0.25	)%(b)

Portfolio turnover rate(e)	21%		36%	40%	44%	54	%(f)	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$24.85		$18.88	$20.60	$18.54

Net investment income (loss)(b)	(0.03)		(0.01)	0.03	0.02

Net realized and unrealized gain	1.50		7.48	0.40	2.04

Total from investment operations	1.47		7.47	0.43	2.06

Distributions to shareholders from net investment income	—		(0.02)	(0.05)	—

Distributions to shareholders from net realized gains	(1.45)		(1.48)	(2.10)	—

Total distributions	(1.45)		(1.50)	(2.15)	—

Net asset value, end of period	$24.87		$24.85	$18.88	$20.60

Total Return(c)	6.12%		42.00%	4.01%	11.11%

Net assets, end of period (in 000’s)	$163,461		$160,582	$128,289	$143,078

Ratio of net expenses to average net assets	0.79	%(d)	0.80%	0.79%	0.79	%(d)

Ratio of total expenses to average net assets	0.95	%(d)	0.99%	1.06%	0.72	%(d)

Ratio of net investment income (loss) to average net assets	(0.28	)%(d)	(0.06)%	0.18%	0.32	%(d)

Portfolio turnover rate(e)	21%		36%	40%	44%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.78		$11.93	$12.66	$14.09	$11.74	$11.90

Net investment income (loss)(a)	0.02		0.07	0.09	0.09	— (b)	(0.02)

Net realized and unrealized gain	1.27		2.48	0.15	2.17	2.36	0.59

Total from investment operations	1.29		2.55	0.24	2.26	2.36	0.57

Distributions to shareholders from net investment income	(0.06)		(0.08)	(0.10)	(0.01)	—	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)	(3.68)	(0.01)	(0.73)

Total distributions	(0.80)		(0.70)	(0.97)	(3.69)	(0.01)	(0.73)

Net asset value, end of period	$14.27		$13.78	$11.93	$12.66	$14.09	$11.74

Total Return(c)	9.61%		22.18%	3.07%	18.82%	20.14%	4.93%

Net assets, end of period (in 000’s)	$6,459		$5,843	$5,383	$5,490	$5,627	$5,927

Ratio of net expenses to average net assets	0.96	%(d)	1.00%	0.97%	0.95%	1.20%	1.22%

Ratio of total expenses to average net assets	2.23	%(d)	2.47%	2.88%	2.47%	3.01%	3.07%

Ratio of net investment income (loss) to average net assets	0.31	%(d)	0.58%	0.74%	0.73%	(0.01)%	(0.21)%

Portfolio turnover rate(e)	19%		69%	50%	157%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.67		$10.23	$11.00		$12.75	$10.71	$11.00

Net investment loss(a)	(0.03)		(0.02)	—	(b)	— (b)	(0.09)	(0.10)

Net realized and unrealized gain	1.09		2.10	0.13		1.93	2.14	0.54

Total from investment operations	1.06		2.08	0.13		1.93	2.05	0.44

Distributions to shareholders from net investment income	—		(0.02)	(0.03)		—	—	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)		(3.68)	(0.01)	(0.73)

Total distributions	(0.74)		(0.64)	(0.90)		(3.68)	(0.01)	(0.73)

Net asset value, end of period	$11.99		$11.67	$10.23		$11.00	$12.75	$10.71

Total Return(c)	9.31%		21.16%	2.30%		18.00%	19.18%	4.12%

Net assets, end of period (in 000’s)	$1,264		$1,516	$1,288		$1,304	$1,512	$1,474

Ratio of net expenses to average net assets	1.71	%(d)	1.75%	1.72%		1.70%	1.95%	1.97%

Ratio of total expenses to average net assets	2.98	%(d)	3.19%	3.63%		3.20%	3.76%	3.82%

Ratio of net investment loss to average net assets	(0.45	)%(d)	(0.16)%	—	%(e)	(0.02)%	(0.75)%	(0.96)%

Portfolio turnover rate(f)	19%		69%	50%		157%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005% per share.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.01		$12.94	$13.61	$14.88	$12.35	$12.44

Net investment income(a)	0.05		0.12	0.13	0.14	0.05	0.02

Net realized and unrealized gain	1.40		2.70	0.19	2.33	2.49	0.62

Total from investment operations	1.45		2.82	0.32	2.47	2.54	0.64

Distributions to shareholders from net investment income	(0.11)		(0.13)	(0.12)	(0.06)	—	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)	(3.68)	(0.01)	(0.73)

Total distributions	(0.85)		(0.75)	(0.99)	(3.74)	(0.01)	(0.73)

Net asset value, end of period	$15.61		$15.01	$12.94	$13.61	$14.88	$12.35

Total Return(b)	9.86%		22.53%	3.47%	19.29%	20.61%	5.29%

Net assets, end of period (in 000’s)	$1,162		$594	$587	$1,633	$11,111	$9,330

Ratio of net expenses to average net assets	0.59	%(c)	0.62%	0.59%	0.59%	0.82%	0.82%

Ratio of total expenses to average net assets	1.85	%(c)	2.11%	2.41%	2.01%	2.62%	2.68%

Ratio of net investment income to average net assets	0.72	%(c)	0.95%	1.08%	1.04%	0.38%	0.20%

Portfolio turnover rate(d)	19%		69%	50%	157%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.66		$12.65	$13.35	$14.63	$12.16	$12.27

Net investment income(a)	0.04		0.10	0.12	0.12	0.05	— (b)

Net realized and unrealized gain	1.36		2.64	0.18	2.28	2.43	0.62

Total from investment operations	1.40		2.74	0.30	2.40	2.48	0.62

Distributions to shareholders from net investment income	(0.09)		(0.11)	(0.13)	—	—	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)	(3.68)	(0.01)	(0.73)

Total distributions	(0.83)		(0.73)	(1.00)	(3.68)	(0.01)	(0.73)

Net asset value, end of period	$15.23		$14.66	$12.65	$13.35	$14.63	$12.16

Total Return(c)	9.77%		22.43%	3.40%	19.08%	20.43%	5.20%

Net assets, end of period (in 000’s)	$41		$38	$70	$68	$379	$197

Ratio of net expenses to average net assets	0.71	%(d)	0.76%	0.72%	0.70%	0.95%	0.97%

Ratio of total expenses to average net assets	1.98	%(d)	2.66%	2.63%	2.08%	2.83%	2.76%

Ratio of net investment income to average net assets	0.56	%(d)	0.78%	0.99%	0.88%	0.35%	0.03%

Portfolio turnover rate(e)	19%		69%	50%	157%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.98		$12.91	$13.61	$14.88	$12.35	$12.44

Net investment income(a)	0.05		0.13	0.14	0.15	0.05	0.03

Net realized and unrealized gain	1.40		2.69	0.18	2.32	2.49	0.61

Total from investment operations	1.45		2.82	0.32	2.47	2.54	0.64

Distributions to shareholders from net investment income	(0.11)		(0.13)	(0.15)	(0.06)	—	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)	(3.68)	(0.01)	(0.73)

Total distributions	(0.85)		(0.75)	(1.02)	(3.74)	(0.01)	(0.73)

Net asset value, end of period	$15.58		$14.98	$12.91	$13.61	$14.88	$12.35

Total Return(b)	9.90%		22.60%	3.47%	19.27%	20.61%	5.29%

Net assets, end of period (in 000’s)	$250		$226	$202	$14	$12	$10

Ratio of net expenses to average net assets	0.58	%(c)	0.61%	0.59%	0.58%	0.82%	0.81%

Ratio of total expenses to average net assets	1.85	%(c)	2.10%	2.59%	2.09%	2.61%	2.66%

Ratio of net investment income to average net assets	0.69	%(c)	0.96%	1.17%	1.11%	0.39%	0.22%

Portfolio turnover rate(d)	19%		69%	50%	157%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.13		$11.40	$12.14	$13.67	$11.42	$11.63

Net investment income (loss)(a)	—	(b)	0.04	0.05	0.06	(0.03)	(0.05)

Net realized and unrealized gain	1.22		2.36	0.16	2.09	2.29	0.57

Total from investment operations	1.22		2.40	0.21	2.15	2.26	0.52

Distributions to shareholders from net investment income	(0.04)		(0.05)	(0.08)	—	—	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)	(3.68)	(0.01)	(0.73)

Total distributions	(0.78)		(0.67)	(0.95)	(3.68)	(0.01)	(0.73)

Net asset value, end of period	$13.57		$13.13	$11.40	$12.14	$13.67	$11.42

Total Return(c)	9.52%		21.78%	2.89%	18.50%	19.83%	4.61%

Net assets, end of period (in 000’s)	$55		$49	$39	$49	$39	$37

Ratio of net expenses to average net assets	1.21	%(d)	1.25%	1.22%	1.20%	1.45%	1.47%

Ratio of total expenses to average net assets	2.48	%(d)	2.63%	3.13%	2.74%	3.28%	3.33%

Ratio of net investment income (loss) to average net assets	0.06	%(d)	0.33%	0.49%	0.48%	(0.23)%	(0.45)%

Portfolio turnover rate(e)	19%		69%	50%	157%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$14.99		$12.92	$13.61	$12.75

Net investment income(b)	0.05		0.13	0.14	0.09

Net realized and unrealized gain	1.39		2.69	0.19	0.77

Total from investment operations	1.44		2.82	0.33	0.86

Distributions to shareholders from net investment income	(0.11)		(0.13)	(0.15)	—

Distributions to shareholders from net realized gains	(0.74)		(0.62)	(0.87)	—

Total distributions	(0.85)		(0.75)	(1.02)	—

Net asset value, end of period	$15.58		$14.99	$12.92	$13.61

Total Return(c)	9.83%		22.58%	3.56%	6.75%

Net assets, end of period (in 000’s)	$17,816		$15,263	$11,110	$12,616

Ratio of net expenses to average net assets	0.58	%(d)	0.61%	0.58%	0.58	%(d)

Ratio of total expenses to average net assets	1.85	%(d)	1.94%	2.47%	3.14	%(d)

Ratio of net investment income to average net assets	0.69	%(d)	0.96%	1.13%	1.79	%(d)

Portfolio turnover rate(e)	19%		69%	50%	157%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.14		$18.14	$23.42	$23.97	$21.70	$23.84

Net investment loss(a)	(0.07)		(0.10)	(0.09)	(0.14)	(0.12)	(0.10	)(b)

Net realized and unrealized gain	3.37		4.13	0.69	4.20	2.94	0.77

Total from investment operations	3.30		4.03	0.60	4.06	2.82	0.67

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$16.39		$17.14	$18.14	$23.42	$23.97	$21.70

Total Return(c)	20.54%		28.84%	8.00%	19.37%	13.40%	3.39%

Net assets, end of period (in 000’s)	$383,264		$347,644	$331,433	$421,605	$486,115	$631,053

Ratio of net expenses to average net assets	1.24	%(d)	1.25%	1.27%	1.30%	1.30%	1.32%

Ratio of total expenses to average net assets	1.37	%(d)	1.41%	1.39%	1.40%	1.43%	1.42%

Ratio of net investment loss to average net assets	(0.85	)%(d)	(0.64)%	(0.51)%	(0.60)%	(0.56)%	(0.47	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.78		$10.16	$16.11	$17.95	$16.52	$18.95

Net investment loss(a)	(0.04)		(0.09)	(0.13)	(0.22)	(0.22)	(0.20	)(b)

Net realized and unrealized gain	1.19		1.74	0.06	2.99	2.20	0.58

Total from investment operations	1.15		1.65	(0.07)	2.77	1.98	0.38

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$3.88		$6.78	$10.16	$16.11	$17.95	$16.52

Total Return(c)	20.19%		27.86%	7.24%	18.52%	12.49%	2.66%

Net assets, end of period (in 000’s)	$28,018		$28,894	$40,072	$77,990	$91,086	$128,788

Ratio of net expenses to average net assets	1.99	%(d)	2.00%	2.02%	2.05%	2.05%	2.07%

Ratio of total expenses to average net assets	2.12	%(d)	2.16%	2.14%	2.15%	2.18%	2.17%

Ratio of net investment loss to average net assets	(1.60	)%(d)	(1.38)%	(1.25)%	(1.35)%	(1.32)%	(1.23	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$23.41		$22.93	$27.78	$27.54	$24.76	$26.71

Net investment loss(a)	(0.06)		(0.06)	(0.04)	(0.07)	(0.05)	(0.03	)(b)

Net realized and unrealized gain	4.69		5.57	1.07	4.92	3.38	0.89

Total from investment operations	4.63		5.51	1.03	4.85	3.33	0.86

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$23.99		$23.41	$22.93	$27.78	$27.54	$24.76

Total Return(c)	20.73%		29.33%	8.34%	19.78%	13.81%	3.76%

Net assets, end of period (in 000’s)	$481,301		$442,693	$491,659	$1,178,239	$1,670,808	$2,160,714

Ratio of net expenses to average net assets	0.90	%(d)	0.91%	0.93%	0.96%	0.95%	0.95%

Ratio of total expenses to average net assets	1.00	%(d)	1.03%	1.00%	1.01%	1.03%	1.02%

Ratio of net investment loss to average net assets	(0.51	)%(d)	(0.29)%	(0.17)%	(0.26)%	(0.21)%	(0.11	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.50		$16.89	$22.29	$23.05	$20.92	$23.11

Net investment loss(a)	(0.08)		(0.11)	(0.11)	(0.17)	(0.15)	(0.13	)(b)

Net realized and unrealized gain	3.03		3.75	0.59	4.02	2.83	0.75

Total from investment operations	2.95		3.64	0.48	3.85	2.68	0.62

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$14.40		$15.50	$16.89	$22.29	$23.05	$20.92

Total Return(c)	20.46%		28.64%	7.82%	19.21%	13.22%	3.27%

Net assets, end of period (in 000’s)	$31,890		$27,723	$27,094	$34,211	$33,159	$37,432

Ratio of net expenses to average net assets	1.40	%(d)	1.41%	1.43%	1.46%	1.45%	1.45%

Ratio of total expenses to average net assets	1.50	%(d)	1.53%	1.51%	1.51%	1.53%	1.52%

Ratio of net investment loss to average net assets	(1.01	)%(d)	(0.79)%	(0.67)%	(0.76)%	(0.71)%	(0.61	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$18.90		$19.47	$24.59	$24.90	$22.46	$24.52

Net investment loss(a)	(0.06)		(0.07)	(0.05)	(0.08)	(0.07)	(0.05	)(b)

Net realized and unrealized gain	3.75		4.53	0.81	4.38	3.06	0.80

Total from investment operations	3.69		4.46	0.76	4.30	2.99	0.75

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$18.54		$18.90	$19.47	$24.59	$24.90	$22.46

Total Return(c)	20.71%		29.15%	8.33%	19.64%	13.71%	3.64%

Net assets, end of period (in 000’s)	$100,499		$81,928	$77,012	$93,889	$132,003	$135,930

Ratio of net expenses to average net assets	0.99	%(d)	1.00%	1.01%	1.05%	1.05%	1.07%

Ratio of total expenses to average net assets	1.12	%(d)	1.16%	1.15%	1.15%	1.18%	1.17%

Ratio of net investment loss to average net assets	(0.60	)%(d)	(0.39)%	(0.25)%	(0.35)%	(0.31)%	(0.23	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$23.44		$22.95	$27.80	$27.55	$24.77	$26.71

Net investment loss(a)	(0.06)		(0.06)	(0.04)	(0.07)	(0.04)	(0.04	)(b)

Net realized and unrealized gain	4.70		5.58	1.07	4.93	3.37	0.91

Total from investment operations	4.64		5.52	1.03	4.86	3.33	0.87

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$24.03		$23.44	$22.95	$27.80	$27.55	$24.77

Total Return(c)	20.75%		29.35%	8.35%	19.80%	13.80%	3.81%

Net assets, end of period (in 000’s)	$246,737		$211,480	$181,988	$231,077	$118,634	$44,865

Ratio of net expenses to average net assets	0.89	%(d)	0.90%	0.92%	0.95%	0.93%	0.93%

Ratio of total expenses to average net assets	0.99	%(d)	1.02%	1.00%	0.99%	1.01%	1.01%

Ratio of net investment loss to average net assets	(0.50	)%(d)	(0.28)%	(0.16)%	(0.25)%	(0.18)%	(0.19	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.53		$16.92	$22.33	$23.11	$20.99	$23.21

Net investment loss(a)	(0.08)		(0.12)	(0.13)	(0.19)	(0.17)	(0.15	)(b)

Net realized and unrealized gain	3.02		3.76	0.60	4.02	2.84	0.74

Total from investment operations	2.94		3.64	0.47	3.83	2.67	0.59

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	(4.61)	(0.55)	(2.81)

Net asset value, end of period	$14.42		$15.53	$16.92	$22.33	$23.11	$20.99

Total Return(c)	20.34%		28.58%	7.75%	19.06%	13.13%	3.12%

Net assets, end of period (in 000’s)	$55,822		$48,780	$45,005	$54,359	$59,225	$63,105

Ratio of net expenses to average net assets	1.49	%(d)	1.50%	1.51%	1.55%	1.55%	1.57%

Ratio of total expenses to average net assets	1.62	%(d)	1.66%	1.64%	1.65%	1.68%	1.67%

Ratio of net investment loss to average net assets	(1.10	)%(d)	(0.89)%	(0.76)%	(0.85)%	(0.81)%	(0.73	)%(b)

Portfolio turnover rate(e)	27%		65%	69%	60%	61%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$23.45		$22.96	$27.80	$26.35

Net investment loss(b)	(0.06)		(0.06)	(0.04)	(0.04)

Net realized and unrealized gain	4.70		5.58	1.08	1.49

Total from investment operations	4.64		5.52	1.04	1.45

Distributions to shareholders from net realized gains	(4.05)		(5.03)	(5.88)	—

Net asset value, end of period	$24.04		$23.45	$22.96	$27.80

Total Return(c)	20.75%		29.34%	8.38%	5.50%

Net assets, end of period (in 000’s)	$92,070		$69,989	$69,893	$94,794

Ratio of net expenses to average net assets	0.89	%(d)	0.90%	0.92%	0.95	%(d)

Ratio of total expenses to average net assets	0.99	%(d)	1.02%	1.00%	1.00	%(d)

Ratio of net investment loss to average net assets	(0.50	)%(d)	(0.28)%	(0.16)%	(0.36	)%(d)

Portfolio turnover rate(e)	27%		65%	69%	60%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.81		$10.00

Net investment loss(b)	(0.09)		(0.09)

Net realized and unrealized gain	4.67		2.92

Total from investment operations	4.58		2.83

Distributions to shareholders from net investment income	(0.02)		(0.02)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.12)		(0.02)

Net asset value, end of period	$16.27		$12.81

Total Return(c)	36.75%		28.30%

Net assets, end of period (in 000’s)	$535		$175

Ratio of net expenses to average net assets	1.28	%(d)	1.30	%(d)

Ratio of total expenses to average net assets	2.92	%(d)	8.30	%(d)

Ratio of net investment loss to average net assets	(1.13	)%(d)	(0.94	)%(d)

Portfolio turnover rate(e)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.74		$10.00

Net investment loss(b)	(0.14)		(0.15)

Net realized and unrealized gain	4.64		2.89

Total from investment operations	4.50		2.74

Distributions to shareholders from net investment income	—		—	(c)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.10)		—	(c)

Net asset value, end of period	$16.14		$12.74

Total Return(d)	36.22%		27.44%

Net assets, end of period (in 000’s)	$153		$91

Ratio of net expenses to average net assets	2.03	%(e)	2.06	%(e)

Ratio of total expenses to average net assets	3.68	%(e)	9.80	%(e)

Ratio of net investment loss to average net assets	(1.87	)%(e)	(1.70	)%(e)

Portfolio turnover rate(f)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.84		$10.00

Net investment loss(b)	(0.06)		(0.05)

Net realized and unrealized gain	4.69		2.91

Total from investment operations	4.63		2.86

Distributions to shareholders from net investment income	(0.03)		(0.02)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.13)		(0.02)

Net asset value, end of period	$16.34		$12.84

Total Return(c)	37.00%		28.68%

Net assets, end of period (in 000’s)	$17,270		$10,516

Ratio of net expenses to average net assets	0.91	%(d)	0.93	%(d)

Ratio of total expenses to average net assets	2.55	%(d)	8.24	%(d)

Ratio of net investment loss to average net assets	(0.75	)%(d)	(0.58	)%(d)

Portfolio turnover rate(e)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.83		$10.00

Net investment loss(b)	(0.06)		(0.06)

Net realized and unrealized gain	4.67		2.91

Total from investment operations	4.61		2.85

Distributions to shareholders from net investment income	(0.02)		(0.02)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.12)		(0.02)

Net asset value, end of period	$16.32		$12.83

Total Return(c)	36.93%		28.55%

Net assets, end of period (in 000’s)	$88		$64

Ratio of net expenses to average net assets	1.03	%(d)	1.06	%(d)

Ratio of total expenses to average net assets	2.68	%(d)	9.22	%(d)

Ratio of net investment loss to average net assets	(0.87	)%(d)	(0.69	)%(d)

Portfolio turnover rate(e)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.84		$10.00

Net investment loss(b)	(0.05)		(0.05)

Net realized and unrealized gain	4.68		2.91

Total from investment operations	4.63		2.86

Distributions to shareholders from net investment income	(0.03)		(0.02)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.13)		(0.02)

Net asset value, end of period	$16.34		$12.84

Total Return(c)	36.99%		28.68%

Net assets, end of period (in 000’s)	$88		$64

Ratio of net expenses to average net assets	0.90	%(d)	0.93	%(d)

Ratio of total expenses to average net assets	2.55	%(d)	9.08	%(d)

Ratio of net investment loss to average net assets	(0.74	)%(d)	(0.55	)%(d)

Portfolio turnover rate(e)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.79		$10.00

Net investment loss(b)	(0.10)		(0.11)

Net realized and unrealized gain	4.65		2.91

Total from investment operations	4.55		2.80

Distributions to shareholders from net investment income	—		(0.01)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.10)		(0.01)

Net asset value, end of period	$16.24		$12.79

Total Return(c)	36.56%		28.05%

Net assets, end of period (in 000’s)	$87		$64

Ratio of net expenses to average net assets	1.53	%(d)	1.56	%(d)

Ratio of total expenses to average net assets	3.18	%(d)	9.73	%(d)

Ratio of net investment loss to average net assets	(1.37	)%(d)	(1.19	)%(d)

Portfolio turnover rate(e)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$12.84		$10.00

Net investment loss(b)	(0.05)		(0.05)

Net realized and unrealized gain	4.67		2.91

Total from investment operations	4.62		2.86

Distributions to shareholders from net investment income	(0.03)		(0.02)

Distributions to shareholders from net realized gains	(1.10)		—

Total distributions	(1.13)		(0.02)

Net asset value, end of period	$16.33		$12.84

Total Return(c)	36.92%		28.68%

Net assets, end of period (in 000’s)	$5,365		$2,831

Ratio of net expenses to average net assets	0.90	%(d)	0.90	%(d)

Ratio of total expenses to average net assets	2.54	%(d)	6.73	%(d)

Ratio of net investment loss to average net assets	(0.74	)%(d)	(0.55	)%(d)

Portfolio turnover rate(e)	44%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$23.56		$20.53	$23.94		$21.81		$19.85		$20.72

Net investment loss(a)	(0.12)		(0.15)	(0.12	)(b)	(0.14	)(c)	(0.12	)(d)	(0.14	)(e)

Net realized and unrealized gain	6.76		6.20	0.36		5.15		2.77		—

Total from investment operations	6.64		6.05	0.24		5.01		2.65		(0.14)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$26.36		$23.56	$20.53		$23.94		$21.81		$19.85

Total Return(f)	29.47%		33.09%	4.33%		25.22%		13.78%		(0.56)%

Net assets, end of period (in 000’s)	$401,403		$309,715	$295,072		$346,289		$351,253		$736,221

Ratio of net expenses to average net assets	1.21	%(g)	1.27%	1.26%		1.28%		1.29%		1.31%

Ratio of total expenses to average net assets	1.27	%(g)	1.32%	1.32%		1.35%		1.46%		1.45%

Ratio of net investment loss to average net assets	(0.97	)%(g)	(0.74)%	(0.59	)%(b)	(0.64	)%(c)	(0.62	)%(d)	(0.73	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$18.59		$16.90	$20.60		$19.27		$17.75		$18.74

Net investment loss(a)	(0.17)		(0.25)	(0.22	)(b)	(0.27	)(c)	(0.24	)(d)	(0.25	)(e)

Net realized and unrealized gain (loss)	5.26		4.96	0.17		4.48		2.45		(0.01)

Total from investment operations	5.09		4.71	(0.05)		4.21		2.21		(0.26)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$19.84		$18.59	$16.90		$20.60		$19.27		$17.75

Total Return(f)	28.97%		32.18%	3.50%		24.30%		12.98%		(1.34)%

Net assets, end of period (in 000’s)	$167,628		$153,835	$166,172		$232,881		$217,385		$265,282

Ratio of net expenses to average net assets	1.96	%(g)	2.02%	2.01%		2.03%		2.04%		2.06%

Ratio of total expenses to average net assets	2.02	%(g)	2.08%	2.07%		2.10%		2.21%		2.20%

Ratio of net investment loss to average net assets	(1.72	)%(g)	(1.55)%	(1.35	)%(b)	(1.38	)%(c)	(1.36	)%(d)	(1.48	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$26.09		$22.36	$25.63		$23.08		$20.89		$21.69

Net investment loss(a)	(0.09)		(0.09)	(0.06	)(b)	(0.07	)(c)	(0.05	)(d)	(0.07	)(e)

Net realized and unrealized gain	7.53		6.84	0.44		5.50		2.93		—

Total from investment operations	7.44		6.75	0.38		5.43		2.88		(0.07)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$29.69		$26.09	$22.36		$25.63		$23.08		$20.89

Total Return(f)	29.68%		33.55%	4.62%		25.69%		14.21%		(0.21)%

Net assets, end of period (in 000’s)	$1,200,731		$921,412	$853,375		$1,067,540		$1,149,459		$1,235,282

Ratio of net expenses to average net assets	0.90	%(g)	0.94%	0.93%		0.92%		0.92%		0.93%

Ratio of total expenses to average net assets	0.90	%(g)	0.95%	0.93%		0.96%		1.06%		1.05%

Ratio of net investment loss to average net assets	(0.66	)%(g)	(0.39)%	(0.26	)%(b)	(0.27	)%(c)	(0.24	)%(d)	(0.35	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$22.60		$19.84	$23.32		$21.33		$19.46		$20.35

Net investment loss(a)	(0.14)		(0.18)	(0.15	)(b)	(0.17	)(c)	(0.14	)(d)	(0.16	)(e)

Net realized and unrealized gain	6.47		5.96	0.32		5.04		2.70		—

Total from investment operations	6.33		5.78	0.17		4.87		2.56		(0.16)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$25.09		$22.60	$19.84		$23.32		$21.33		$19.46

Total Return(f)	29.34%		32.87%	4.13%		25.12%		13.59%		(0.67)%

Net assets, end of period (in 000’s)	$23,506		$32,215	$18,395		$18,210		$16,520		$13,956

Ratio of net expenses to average net assets	1.40	%(g)	1.44%	1.43%		1.42%		1.42%		1.43%

Ratio of total expenses to average net assets	1.40	%(g)	1.45%	1.44%		1.46%		1.56%		1.55%

Ratio of net investment loss to average net assets	(1.14	)%(g)	(0.92)%	(0.75	)%(b)	(0.77	)%(c)	(0.73	)%(d)	(0.85	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$24.96		$21.53	$24.85		$22.48		$20.39		$21.21

Net investment loss(a)	(0.10)		(0.10)	(0.07	)(b)	(0.09	)(c)	(0.08	)(d)	(0.09	)(e)

Net realized and unrealized gain	7.18		6.55	0.40		5.34		2.86		—

Total from investment operations	7.08		6.45	0.33		5.25		2.78		(0.09)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$28.20		$24.96	$21.53		$24.85		$22.48		$20.39

Total Return(f)	29.63%		33.44%	4.57%		25.57%		14.06%		(0.31)%

Net assets, end of period (in 000’s)	$698,263		$495,629	$409,019		$529,670		$437,309		$313,812

Ratio of net expenses to average net assets	0.96	%(g)	1.02%	1.01%		1.03%		1.04%		1.06%

Ratio of total expenses to average net assets	1.02	%(g)	1.07%	1.07%		1.10%		1.21%		1.20%

Ratio of net investment loss to average net assets	(0.72	)%(g)	(0.47)%	(0.34	)%(b)	(0.38	)%(c)	(0.36	)%(d)	(0.48	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$26.12		$22.38	$25.64		$23.09		$20.89		$21.69

Net investment loss(a)	(0.09)		(0.08)	(0.05	)(b)	(0.06	)(c)	(0.04	)(d)	(0.06	)(e)

Net realized and unrealized gain (loss)	7.53		6.84	0.44		5.49		2.93		(0.01)

Total from investment operations	7.44		6.76	0.39		5.43		2.89		(0.07)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$29.72		$26.12	$22.38		$25.64		$23.09		$20.89

Total Return(f)	29.65%		33.56%	4.67%		25.68%		14.26%		(0.21)%

Net assets, end of period (in 000’s)	$113,986		$73,863	$54,916		$39,263		$22,660		$9,785

Ratio of net expenses to average net assets	0.89	%(g)	0.93%	0.92%		0.91%		0.90%		0.92%

Ratio of total expenses to average net assets	0.89	%(g)	0.94%	0.93%		0.95%		1.04%		1.04%

Ratio of net investment loss to average net assets	(0.64	)%(g)	(0.38)%	(0.23	)%(b)	(0.25	)%(c)	(0.18	)%(d)	(0.28	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$22.24		$19.58	$23.08		$21.17		$19.34		$20.26

Net investment loss(a)	(0.15)		(0.19)	(0.16	)(b)	(0.19	)(c)	(0.17	)(d)	(0.18	)(e)

Net realized and unrealized gain (loss)	6.37		5.87	0.31		4.98		2.69		(0.01)

Total from investment operations	6.22		5.68	0.15		4.79		2.52		(0.19)

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		(2.88)		(0.69)		(0.73)

Net asset value, end of period	$24.62		$22.24	$19.58		$23.08		$21.17		$19.34

Total Return(f)	29.32%		32.78%	4.07%		24.92%		13.47%		(0.83)%

Net assets, end of period (in 000’s)	$16,371		$13,209	$15,856		$24,215		$26,918		$34,493

Ratio of net expenses to average net assets	1.46	%(g)	1.52%	1.51%		1.53%		1.54%		1.56%

Ratio of total expenses to average net assets	1.52	%(g)	1.57%	1.57%		1.61%		1.71%		1.70%

Ratio of net investment loss to average net assets	(1.22	)%(g)	(1.00)%	(0.85	)%(b)	(0.90	)%(c)	(0.86	)%(d)	(0.98	)%(e)

Portfolio turnover rate(h)	37%		76%	76%		59%		60%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$26.12		$22.38	$25.64		$23.61

Net investment loss(b)	(0.09)		(0.08)	(0.05	)(c)	(0.03	)(d)

Net realized and unrealized gain	7.54		6.84	0.44		2.06

Total from investment operations	7.45		6.76	0.39		2.03

Distributions to shareholders from net realized gains	(3.84)		(3.02)	(3.65)		—

Net asset value, end of period	$29.73		$26.12	$22.38		$25.64

Total Return(e)	29.69%		33.56%	4.67%		8.60%

Net assets, end of period (in 000’s)	$490,074		$285,307	$188,657		$245,612

Ratio of net expenses to average net assets	0.88	%(f)	0.93%	0.92%		0.90	%(f)

Ratio of total expenses to average net assets	0.89	%(f)	0.94%	0.92%		0.91	%(f)

Ratio of net investment loss to average net assets	(0.64	)%(f)	(0.38)%	(0.25	)%(c)	(0.36	)%(d)(f)

Portfolio turnover rate(g)	37%		76%	76%		59%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.24		$9.25	$13.83	$13.79	$11.91	$11.86

Net investment income (loss)(a)	(0.03)		(0.03)	(0.01)	(0.02)	0.02	0.02

Net realized and unrealized gain (loss)	0.89		3.58	(0.30)	3.03	2.26	0.74

Total from investment operations	0.86		3.55	(0.31)	3.01	2.28	0.76

Distributions to shareholders from net investment income	—		—	—	—	(0.04)	(0.02)

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Total distributions	(1.77)		(1.56)	(4.27)	(2.97)	(0.40)	(0.71)

Net asset value, end of period	$10.33		$11.24	$9.25	$13.83	$13.79	$11.91

Total Return(b)	8.26%		43.98%	2.86%	25.59%	19.79%	6.48%

Net assets, end of period (in 000’s)	$38,560		$36,688	$28,311	$30,174	$46,114	$46,093

Ratio of net expenses to average net assets	1.12	%(c)	1.14%	1.14%	1.14%	1.15%	1.15%

Ratio of total expenses to average net assets	1.30	%(c)	1.35%	1.40%	1.39%	1.55%	1.54%

Ratio of net investment income (loss) to average net assets	(0.57	)%(c)	(0.35)%	(0.07)%	(0.15)%	0.15%	0.19%

Portfolio turnover rate(d)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.63		$6.09	$10.81	$11.46	$10.00	$10.12

Net investment loss(a)	(0.04)		(0.07)	(0.06)	(0.09)	(0.06)	(0.05)

Net realized and unrealized gain (loss)	0.50		2.17	(0.39)	2.41	1.88	0.62

Total from investment operations	0.46		2.10	(0.45)	2.32	1.82	0.57

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Net asset value, end of period	$5.32		$6.63	$6.09	$10.81	$11.46	$10.00

Total Return(b)	7.93%		42.88%	2.07%	24.61%	18.89%	5.70%

Net assets, end of period (in 000’s)	$4,659		$4,522	$4,142	$9,081	$9,326	$11,103

Ratio of net expenses to average net assets	1.87	%(c)	1.89%	1.89%	1.89%	1.90%	1.90%

Ratio of total expenses to average net assets	2.05	%(c)	2.11%	2.14%	2.13%	2.30%	2.29%

Ratio of net investment loss to average net assets	(1.32	)%(c)	(1.25)%	(0.83)%	(0.85)%	(0.60)%	(0.56)%

Portfolio turnover rate(d)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.88		$10.39	$14.92	$14.67	$12.64	$12.53

Net investment income (loss)(a)	(0.01)		0.01	0.03	0.04	0.07	0.07

Net realized and unrealized gain (loss)	1.03		4.07	(0.26)	3.25	2.40	0.78

Total from investment operations	1.02		4.08	(0.23)	3.29	2.47	0.85

Distributions to shareholders from net investment income	—	(b)	(0.03)	(0.03)	(0.07)	(0.08)	(0.05)

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Total distributions	(1.77)		(1.59)	(4.30)	(3.04)	(0.44)	(0.74)

Net asset value, end of period	$12.13		$12.88	$10.39	$14.92	$14.67	$12.64

Total Return(c)	8.46%		44.36%	3.31%	26.11%	20.29%	6.89%

Net assets, end of period (in 000’s)	$56,913		$60,474	$52,461	$75,470	$211,311	$294,952

Ratio of net expenses to average net assets	0.75	%(d)	0.76%	0.75%	0.75%	0.75%	0.75%

Ratio of total expenses to average net assets	0.93	%(d)	0.98%	1.00%	0.99%	1.14%	1.14%

Ratio of net investment income (loss) to average net assets	(0.20	)%(d)	0.10%	0.32%	0.31%	0.51%	0.59%

Portfolio turnover rate(e)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.97		$9.08	$13.67	$13.70	$11.85	$11.81

Net investment income (loss)(a)	(0.04)		(0.04)	(0.01)	(0.03)	0.01	0.01

Net realized and unrealized gain (loss)	0.87		3.49	(0.31)	3.00	2.24	0.73

Total from investment operations	0.83		3.45	(0.32)	2.97	2.25	0.74

Distributions to shareholders from net investment income	—		—	—	(0.03)	(0.04)	(0.01)

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Total distributions	(1.77)		(1.56)	(4.27)	(3.00)	(0.40)	(0.70)

Net asset value, end of period	$10.03		$10.97	$9.08	$13.67	$13.70	$11.85

Total Return(b)	8.17%		43.67%	2.79%	25.48%	19.66%	6.40%

Net assets, end of period (in 000’s)	$486		$505	$622	$597	$478	$272

Ratio of net expenses to average net assets	1.25	%(c)	1.26%	1.25%	1.25%	1.25%	1.25%

Ratio of total expenses to average net assets	1.43	%(c)	1.53%	1.53%	1.48%	1.65%	1.64%

Ratio of net investment income (loss) to average net assets	(0.69	)%(c)	(0.47)%	(0.14)%	(0.21)%	0.09%	0.11%

Portfolio turnover rate(d)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.83		$10.34	$14.89	$14.66	$12.63	$12.53

Net investment income (loss)(a)	(0.02)		(0.01)	0.02	0.02	0.06	0.05

Net realized and unrealized gain (loss)	1.02		4.07	(0.27)	3.24	2.40	0.78

Total from investment operations	1.00		4.06	(0.25)	3.26	2.46	0.83

Distributions to shareholders from net investment income	—		(0.01)	(0.03)	(0.06)	(0.07)	(0.04)

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Total distributions	(1.77)		(1.57)	(4.30)	(3.03)	(0.43)	(0.73)

Net asset value, end of period	$12.06		$12.83	$10.34	$14.89	$14.66	$12.63

Total Return(b)	8.31%		44.28%	3.14%	25.90%	20.15%	6.69%

Net assets, end of period (in 000’s)	$2,694		$2,758	$1,533	$2,578	$2,264	$829

Ratio of net expenses to average net assets	0.87	%(c)	0.89%	0.89%	0.89%	0.90%	0.90%

Ratio of total expenses to average net assets	1.05	%(c)	1.06%	1.14%	1.12%	1.30%	1.29%

Ratio of net investment income (loss) to average net assets	(0.33	)%(c)	(0.09)%	0.16%	0.15%	0.48%	0.44%

Portfolio turnover rate(d)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.86		$10.37	$14.91	$14.66	$12.63	$12.53

Net investment income (loss)(a)	(0.01)		0.01	0.04	0.04	0.08	0.07

Net realized and unrealized gain (loss)	1.02		4.07	(0.27)	3.25	2.40	0.77

Total from investment operations	1.01		4.08	(0.23)	3.29	2.48	0.84

Distributions to shareholders from net investment income	—	(b)	(0.03)	(0.04)	(0.07)	(0.09)	(0.05)

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Total distributions	(1.77)		(1.59)	(4.31)	(3.04)	(0.45)	(0.74)

Net asset value, end of period	$12.10		$12.86	$10.37	$14.91	$14.66	$12.63

Total Return(c)	8.42%		44.49%	3.33%	26.15%	20.33%	6.83%

Net assets, end of period (in 000’s)	$697		$509	$477	$15	$12	$10

Ratio of net expenses to average net assets	0.74	%(d)	0.75%	0.74%	0.74%	0.75%	0.76%

Ratio of total expenses to average net assets	0.92	%(d)	0.99%	1.03%	0.97%	1.14%	1.15%

Ratio of net investment income (loss) to average net assets	(0.19	)%(d)	0.10%	0.40%	0.30%	0.57%	0.59%

Portfolio turnover rate(e)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.67		$8.88	$13.49	$13.56	$11.75	$11.74

Net investment loss(a)	(0.04)		(0.06)	(0.03)	(0.04)	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.83		3.41	(0.31)	2.96	2.23	0.73

Total from investment operations	0.79		3.35	(0.34)	2.92	2.22	0.72

Distributions to shareholders from net investment income	—		—	—	(0.02)	(0.05)	(0.02)

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	(2.97)	(0.36)	(0.69)

Total distributions	(1.77)		(1.56)	(4.27)	(2.99)	(0.41)	(0.71)

Net asset value, end of period	$9.69		$10.67	$8.88	$13.49	$13.56	$11.75

Total Return(b)	8.12%		43.52%	2.67%	25.29%	19.56%	6.18%

Net assets, end of period (in 000’s)	$45		$66	$292	$255	$169	$81

Ratio of net expenses to average net assets	1.37	%(c)	1.40%	1.39%	1.39%	1.40%	1.40%

Ratio of total expenses to average net assets	1.56	%(c)	1.75%	1.65%	1.62%	1.80%	1.79%

Ratio of net investment loss to average net assets	(0.80	)%(c)	(0.66)%	(0.31)%	(0.34)%	(0.07)%	(0.05)%

Portfolio turnover rate(d)	12%		39%	28%	40%	54%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$12.84		$10.35	$14.90	$13.53

Net investment income (loss)(b)	(0.01)		0.01	0.04	0.01

Net realized and unrealized gain (loss)	1.02		4.07	(0.28)	1.36

Total from investment operations	1.01		4.08	(0.24)	1.37

Distributions to shareholders from net investment income	—	(c)	(0.03)	(0.04)	—

Distributions to shareholders from net realized gains	(1.77)		(1.56)	(4.27)	—

Total distributions	(1.77)		(1.59)	(4.31)	—

Net asset value, end of period	$12.08		$12.84	$10.35	$14.90

Total Return(d)	8.42%		44.56%	3.26%	10.13%

Net assets, end of period (in 000’s)	$80,945		$78,539	$73,132	$104,590

Ratio of net expenses to average net assets	0.74	%(e)	0.75%	0.74%	0.74	%(e)

Ratio of total expenses to average net assets	0.92	%(e)	0.98%	0.99%	0.96	%(e)

Ratio of net investment income (loss) to average net assets	(0.19	)%(e)	0.12%	0.32%	0.22	%(e)

Portfolio turnover rate(f)	12%		39%	28%	40%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$29.76		$23.17	$27.91	$23.04	$18.73	$17.93

Net investment loss(a)	(0.11)		(0.13)	(0.12)	(0.16)	(0.15)	(0.12	)(b)

Net realized and unrealized gain	2.35		10.43	0.44	6.79	5.37	2.50

Total from investment operations	2.24		10.30	0.32	6.63	5.22	2.38

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	(1.76)	(0.91)	(1.58)

Net asset value, end of period	$29.35		$29.76	$23.17	$27.91	$23.04	$18.73

Total Return(c)	8.00%		51.05%	4.73%	30.46%	29.17%	13.71%

Net assets, end of period (in 000’s)	$443,186		$429,267	$305,666	$312,289	$268,746	$233,097

Ratio of net expenses to average net assets	1.25	%(d)	1.28%	1.34%	1.38%	1.42%	1.47%

Ratio of total expenses to average net assets	1.41	%(d)	1.46%	1.48%	1.48%	1.53%	1.55%

Ratio of net investment loss to average net assets	(0.73	)%(d)	(0.55)%	(0.53)%	(0.65)%	(0.74)%	(0.68	)%(b)

Portfolio turnover rate(e)	20%		41%	27%	46%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.68		$17.94	$23.05	$19.45	$16.07	$15.70

Net investment loss(a)	(0.15)		(0.23)	(0.24)	(0.29)	(0.25)	(0.22	)(b)

Net realized and unrealized gain	1.66		7.68	0.19	5.65	4.54	2.17

Total from investment operations	1.51		7.45	(0.05)	5.36	4.29	1.95

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	(1.76)	(0.91)	(1.58)

Net asset value, end of period	$20.54		$21.68	$17.94	$23.05	$19.45	$16.07

Total Return(c)	7.59%		49.93%	3.97%	29.49%	28.18%	12.87%

Net assets, end of period (in 000’s)	$28,424		$30,011	$24,948	$57,207	$50,779	$52,843

Ratio of net expenses to average net assets	1.99	%(d)	2.03%	2.10%	2.13%	2.17%	2.22%

Ratio of total expenses to average net assets	2.15	%(d)	2.21%	2.23%	2.23%	2.28%	2.30%

Ratio of net investment loss to average net assets	(1.48	)%(d)	(1.31)%	(1.31)%	(1.40)%	(1.49)%	(1.43	)%(b)

Portfolio turnover rate(e)	20%		41%	27%	46%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$34.57		$26.28	$30.78	$25.15	$20.29	$19.22

Net investment loss(a)	(0.08)		(0.07)	(0.04)	(0.07)	(0.07)	(0.05	)(b)

Net realized and unrealized gain	2.75		12.07	0.60	7.46	5.84	2.70

Total from investment operations	2.67		12.00	0.56	7.39	5.77	2.65

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	(1.76)	(0.91)	(1.58)

Net asset value, end of period	$34.59		$34.57	$26.28	$30.78	$25.15	$20.29

Total Return(c)	8.14%		51.49%	5.12%	30.95%	29.66%	14.22%

Net assets, end of period (in 000’s)	$163,783		$157,267	$74,728	$87,522	$85,095	$83,746

Ratio of net expenses to average net assets	0.98	%(d)	0.99%	0.98%	0.99%	1.02%	1.07%

Ratio of total expenses to average net assets	1.04	%(d)	1.08%	1.09%	1.09%	1.13%	1.15%

Ratio of net investment loss to average net assets	(0.46	)%(d)	(0.27)%	(0.17)%	(0.26)%	(0.34)%	(0.27	)%(b)

Portfolio turnover rate(e)	20%		41%	27%	46%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$28.77		$22.56	$27.35	$22.64	$18.44	$17.69

Net investment loss(a)	(0.13)		(0.17)	(0.15)	(0.18)	(0.16)	(0.14	)(b)

Net realized and unrealized gain	2.25		10.09	0.42	6.65	5.27	2.47

Total from investment operations	2.12		9.92	0.27	6.47	5.11	2.33

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	(1.76)	(0.91)	(1.58)

Net asset value, end of period	$28.24		$28.77	$22.56	$27.35	$22.64	$18.44

Total Return(c)	7.85%		50.71%	4.62%	30.28%	29.03%	13.61%

Net assets, end of period (in 000’s)	$36,706		$41,024	$29,084	$33,109	$18,919	$11,186

Ratio of net expenses to average net assets	1.48	%(d)	1.49%	1.48%	1.49%	1.51%	1.57%

Ratio of total expenses to average net assets	1.54	%(d)	1.58%	1.59%	1.59%	1.63%	1.65%

Ratio of net investment loss to average net assets	(0.96	)%(d)	(0.77)%	(0.67)%	(0.75)%	(0.83)%	(0.79	)%(b)

Portfolio turnover rate(e)	20%		41%	27%	46%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$33.79		$25.78	$30.33	$24.84	$20.08	$19.07

Net investment loss(a)	(0.08)		(0.08)	(0.07)	(0.11)	(0.10)	(0.08	)(b)

Net realized and unrealized gain	2.69		11.80	0.58	7.36	5.77	2.67

Total from investment operations	2.61		11.72	0.51	7.25	5.67	2.59

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	(1.76)	(0.91)	(1.58)

Net asset value, end of period	$33.75		$33.79	$25.78	$30.33	$24.84	$20.08

Total Return(c)	8.15%		51.40%	5.01%	30.76%	29.46%	14.00%

Net assets, end of period (in 000’s)	$42,738		$48,387	$19,207	$22,520	$23,317	$6,741

Ratio of net expenses to average net assets	1.00	%(d)	1.02%	1.09%	1.13%	1.16%	1.22%

Ratio of total expenses to average net assets	1.16	%(d)	1.21%	1.23%	1.23%	1.28%	1.30%

Ratio of net investment loss to average net assets	(0.48	)%(d)	(0.31)%	(0.29)%	(0.40)%	(0.46)%	(0.43	)%(b)

Portfolio turnover rate(e)	20%		41%	27%	46%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$34.59		$26.29	$30.78	$25.08

Net investment loss(b)	(0.08)		(0.08)	(0.02)	(0.04)

Net realized and unrealized gain	2.75		12.09	0.59	5.74

Total from investment operations	2.67		12.01	0.57	5.70

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	—

Net asset value, end of period	$34.61		$34.59	$26.29	$30.78

Total Return(c)	8.13%		51.51%	5.15%	22.73%

Net assets, end of period (in 000’s)	$1,745		$1,330	$138	$12

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.97%	0.98	%(d)

Ratio of total expenses to average net assets	1.03	%(d)	1.06%	1.09%	1.08	%(d)

Ratio of net investment loss to average net assets	(0.45	)%(d)	(0.28)%	(0.07)%	(0.20	)%(d)

Portfolio turnover rate(e)	20%		41%	27%	46%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$34.59		$26.29	$30.79	$27.83

Net investment income (loss)(b)	(0.07)		(0.07)	(0.04)	0.01

Net realized and unrealized gain	2.74		12.08	0.60	2.95

Total from investment operations	2.67		12.01	0.56	2.96

Distributions to shareholders from net realized gains	(2.65)		(3.71)	(5.06)	—

Net asset value, end of period	$34.61		$34.59	$26.29	$30.79

Total Return(c)	8.13%		51.51%	5.11%	10.64%

Net assets, end of period (in 000’s)	$101,673		$63,555	$24,396	$24,951

Ratio of net expenses to average net assets	0.97	%(d)	0.98%	0.97%	0.97	%(d)

Ratio of total expenses to average net assets	1.02	%(d)	1.07%	1.08%	1.14	%(d)

Ratio of net investment income (loss) to average net assets	(0.44	)%(d)	(0.25)%	(0.16)%	0.08	%(d)

Portfolio turnover rate(e)	20%		41%	27%	46%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.63		$13.59	$14.00	$14.84	$13.08	$13.92

Net investment income(a)	0.02		0.09	0.12	0.11	0.07	0.09

Net realized and unrealized gain	1.82		2.56	0.64	2.15	1.76	0.50

Total from investment operations	1.84		2.65	0.76	2.26	1.83	0.59

Distributions to shareholders from net investment income	(0.07)		(0.15)	(0.08)	(0.09)	(0.07)	(0.07)

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	(3.01)	— (b)	(1.36)

Total distributions	(1.69)		(0.61)	(1.17)	(3.10)	(0.07)	(1.43)

Net asset value, end of period	$15.78		$15.63	$13.59	$14.00	$14.84	$13.08

Total Return(c)	12.49%		19.93%	6.80%	17.50%	14.06%	4.39%

Net assets, end of period (in 000’s)	$6,063		$5,448	$3,878	$2,533	$1,880	$2,124

Ratio of net expenses to average net assets	1.01	%(d)	1.05%	1.03%	1.04%	1.17%	1.22%

Ratio of total expenses to average net assets	3.29	%(d)	3.30%	4.26%	5.12%	4.64%	3.60%

Ratio of net investment income to average net assets	0.24	%(d)	0.64%	0.90%	0.81%	0.53%	0.67%

Portfolio turnover rate(e)	20%		65%	47%	71%	77%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.79		$12.91	$13.40	$14.36	$12.69	$13.56

Net investment income (loss)(a)	(0.04)		(0.01)	0.02	0.01	(0.02)	(0.01)

Net realized and unrealized gain	1.72		2.41	0.62	2.07	1.69	0.50

Total from investment operations	1.68		2.40	0.64	2.08	1.67	0.49

Distributions to shareholders from net investment income	—		(0.06)	(0.04)	(0.03)	—	—

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	(3.01)	— (b)	(1.36)

Total distributions	(1.62)		(0.52)	(1.13)	(3.04)	— (b)	(1.36)

Net asset value, end of period	$14.85		$14.79	$12.91	$13.40	$14.36	$12.69

Total Return(c)	12.07%		18.97%	6.04%	16.66%	13.18%	3.66%

Net assets, end of period (in 000’s)	$2,157		$1,985	$1,487	$172	$178	$195

Ratio of net expenses to average net assets	1.76	%(d)	1.80%	1.78%	1.80%	1.92%	1.97%

Ratio of total expenses to average net assets	4.04	%(d)	4.07%	4.97%	5.86%	5.38%	4.33%

Ratio of net investment income (loss) to average net assets	(0.51	)%(d)	(0.11)%	0.18%	0.05%	(0.18)%	(0.10)%

Portfolio turnover rate(e)	20%		65%	47%	71%	77%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.80		$13.73	$14.10	$14.92	$13.17	$14.01

Net investment income(a)	0.05		0.14	0.16	0.16	0.12	0.14

Net realized and unrealized gain	1.84		2.58	0.67	2.17	1.77	0.51

Total from investment operations	1.89		2.72	0.83	2.33	1.89	0.65

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.11)	(0.14)	(0.14)	(0.13)

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	(3.01)	— (b)	(1.36)

Total distributions	(1.74)		(0.65)	(1.20)	(3.15)	(0.14)	(1.49)

Net asset value, end of period	$15.95		$15.80	$13.73	$14.10	$14.92	$13.17

Total Return(c)	12.65%		20.29%	7.27%	17.92%	14.43%	4.84%

Net assets, end of period (in 000’s)	$1,535		$1,009	$791	$4,969	$3,499	$4,754

Ratio of net expenses to average net assets	0.67	%(d)	0.70%	0.67%	0.68%	0.79%	0.82%

Ratio of total expenses to average net assets	2.87	%(d)	2.99%	3.97%	4.65%	4.28%	3.16%

Ratio of net investment income to average net assets	0.59	%(d)	0.99%	1.22%	1.20%	0.88%	1.10%

Portfolio turnover rate(e)	20%		65%	47%	71%	77%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.81		$13.72	$14.11	$14.92	$13.16	$13.98

Net investment income(a)	0.04		0.11	0.15	0.14	0.11	0.13

Net realized and unrealized gain	1.84		2.60	0.65	2.18	1.76	0.50

Total from investment operations	1.88		2.71	0.80	2.32	1.87	0.63

Distributions to shareholders from net investment income	(0.10)		(0.16)	(0.10)	(0.12)	(0.11)	(0.09)

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	(3.01)	— (b)	(1.36)

Total distributions	(1.72)		(0.62)	(1.19)	(3.13)	(0.11)	(1.45)

Net asset value, end of period	$15.97		$15.81	$13.72	$14.11	$14.92	$13.16

Total Return(c)	12.63%		20.23%	7.05%	17.86%	14.27%	4.67%

Net assets, end of period (in 000’s)	$380		$344	$1,064	$235	$188	$156

Ratio of net expenses to average net assets	0.76	%(d)	0.85%	0.78%	0.79%	0.92%	0.97%

Ratio of total expenses to average net assets	3.04	%(d)	3.75%	4.06%	4.87%	4.47%	3.54%

Ratio of net investment income to average net assets	0.49	%(d)	0.76%	1.16%	1.06%	0.78%	0.97%

Portfolio turnover rate(e)	20%		65%	47%	71%	77%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.81		$13.73	$14.11	$14.93	$13.17	$14.01

Net investment income(a)	0.05		0.13	0.17	0.16	0.13	0.14

Net realized and unrealized gain	1.83		2.60	0.65	2.17	1.77	0.51

Total from investment operations	1.88		2.73	0.82	2.33	1.90	0.65

Distributions to shareholders from net investment income	(0.11)		(0.19)	(0.11)	(0.14)	(0.14)	(0.13)

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	(3.01)	— (b)	(1.36)

Total distributions	(1.73)		(0.65)	(1.20)	(3.15)	(0.14)	(1.49)

Net asset value, end of period	$15.96		$15.81	$13.73	$14.11	$14.93	$13.17

Total Return(c)	12.64%		20.37%	7.20%	17.94%	14.52%	4.86%

Net assets, end of period (in 000’s)	$1,087		$1,325	$3,229	$11	$11	$10

Ratio of net expenses to average net assets	0.66	%(d)	0.71%	0.66%	0.68%	0.77%	0.81%

Ratio of total expenses to average net assets	2.94	%(d)	3.84%	3.76%	4.73%	4.20%	3.14%

Ratio of net investment income to average net assets	0.57	%(d)	0.96%	1.31%	1.16%	0.95%	1.09%

Portfolio turnover rate(e)	20%		65%	47%	71%	77%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.72		$13.67	$14.07	$14.89	$13.09	$13.88

Net investment income(a)	—	(b)	0.05	0.08	0.08	0.04	0.07

Net realized and unrealized gain	1.84		2.57	0.67	2.16	1.76	0.50

Total from investment operations	1.84		2.62	0.75	2.24	1.80	0.57

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.06)	(0.05)	—	—

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	(3.01)	— (b)	(1.36)

Total distributions	(1.66)		(0.57)	(1.15)	(3.06)	— (b)	(1.36)

Net asset value, end of period	$15.90		$15.72	$13.67	$14.07	$14.89	$13.09

Total Return(c)	12.37%		19.56%	6.58%	17.21%	13.77%	4.18%

Net assets, end of period (in 000’s)	$26		$23	$20	$20	$22	$19

Ratio of net expenses to average net assets	1.26	%(d)	1.30%	1.27%	1.29%	1.41%	1.47%

Ratio of total expenses to average net assets	3.54	%(d)	3.68%	4.53%	5.36%	4.88%	3.70%

Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	0.39%	0.64%	0.55%	0.30%	0.49%

Portfolio turnover rate(e)	20%		65%	47%	71%	77%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS U.S EQUITY ESG FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$15.80		$13.73	$14.11	$13.06

Net investment income(b)	0.05		0.14	0.17	0.06

Net realized and unrealized gain	1.83		2.58	0.65	0.99

Total from investment operations	1.88		2.72	0.82	1.05

Distributions to shareholders from net investment income	(0.11)		(0.19)	(0.11)	—

Distributions to shareholders from net realized gains	(1.62)		(0.46)	(1.09)	—

Total distributions	(1.73)		(0.65)	(1.20)	—

Net asset value, end of period	$15.95		$15.80	$13.73	$14.11

Total Return(c)	12.65%		20.30%	7.22%	8.04%

Net assets, end of period (in 000’s)	$849		$830	$2,135	$2,026

Ratio of net expenses to average net assets	0.66	%(d)	0.71%	0.66%	0.66	%(d)

Ratio of total expenses to average net assets	2.93	%(d)	3.98%	3.88%	5.72	%(d)

Ratio of net investment income to average net assets	0.58	%(d)	0.98%	1.26%	1.23	%(d)

Portfolio turnover rate(e)	20%		65%	47%	71%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Concentrated Growth, Flexible Cap, Small Cap Growth and U.S. Equity ESG Fund	A, C, Institutional, Investor, R6, R and P	Diversified
Technology Opportunities	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

119

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Offering Costs — Offering costs paid in connection with the initial offering of shares of Small Cap Growth Fund were amortized on a straight-line basis over 12 months from the date of commencement of operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price

120

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

121

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2021:

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,410,114	$—	$—

Europe	29,033,306	—	—

North America	1,005,224,246	—	—

Investment Company	3,237,339	—	—

Securities Lending Reinvestment Vehicle	5,000	—	—

Total	$1,039,910,005	$—	$—

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,754,512	$—	$—

North America	178,559,454	—	—

Investment Company	850,967	—	—

Total	$187,164,933	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$376,912	$—	$—

North America	26,347,392	—	—

Investment Company	298,315	—	—

Total	$27,022,619	$—	$—

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$18,927,021	$—	$—

North America	1,389,542,865	—	—

South America	6,752,289	—	—

Investment Company	6,219,751	—	—

Securities Lending Reinvestment Vehicle	12,260,776	—	—

Total	$1,433,702,702	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

122

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$23,516	$—	$—

North America	23,267,835	—	—

Investment Company	881,172	—	—

Securities Lending Reinvestment Vehicle	649,259	—	—

Total	$24,821,782	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$44,278,869	$—	$—

Europe	48,897,069	—	—

North America	2,955,295,851	—	—

Investment Company	46,766,661	—	—

Securities Lending Reinvestment Vehicle	51,347,800	—	—

Total	$3,146,586,250	$—	$—

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$4,166,389	$—	$—

North America	179,813,002	—	—

Investment Company	1,420,481	—	—

Securities Lending Reinvestment Vehicle	1,055,303	—	—

Total	$186,455,175	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$21,228,572	$11,763,097	$—

Europe	19,596,377	—	—

North America	749,244,909	—	—

South America	7,332,180	—	—

Investment Company	1,303,664	—	—

Total	$798,705,702	$11,763,097	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

123

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$231,079	$—	$—

North America	11,769,158	—	—

Investment Company	50,998	—	—

Securities Lending Reinvestment Vehicle	38,200	—	—

Total	$12,089,435	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

As of February 28, 2021, contractual management fees with GSAM were as stated below. The effective contractual management rates and effective net management rates represent the rates for the six month period ended February 28, 2021.

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Capital Growth	0.71%	0.64%	0.61%	0.61%	0.61%	0.71%	0.71%
Concentrated Growth	0.76	0.68	0.65	0.64	0.62	0.76	0.76
Flexible Cap	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Growth Opportunities	0.92	0.92	0.83	0.79	0.77	0.92	0.86	*
Small Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85
Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.83	0.83
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71
Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.94	0.94
U.S. Equity ESG Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.55

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
*The	Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.86% as an annual percentage rate of the Growth Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021.

124

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2021, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Capital Growth	$2,484
Concentrated Growth	1,061
Flexible Cap	137
Growth Opportunities	7,014
Small Cap Growth	223
Small/Mid Cap Growth	32,793
Strategic Growth	645
Technology Opportunities	12,032
U.S. Equity ESG Fund	75

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

125

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Capital Growth	$7,955	$390
Concentrated Growth	1,647	—
Flexible Cap	219	—
Growth Opportunities	12,463	701
Small/Mid Cap Growth	24,568	—
Strategic Growth	1,512	—
Technology Opportunities	7,800	445
U.S. Equity ESG Fund	211	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2021, the transfer agency fee waivers were as follows:

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)
Fund	Before December 29, 2020	As of December 29, 2020*
Concentrated Growth	0.03%	0.07%
Growth Opportunities	0.03%	0.02%
Small/Mid Cap Growth	0.05%	0.04%
Technology Opportunities	0.11%	0.08%
U.S. Equity ESG Fund	0.03%	0.02%

*	These arrangements will remain in effect through at least December 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

126

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Capital Growth, Concentrated Growth, Flexible Cap, Growth Opportunities, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth, Technology Opportunities, and U.S. Equity ESG Funds are 0.004%, 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004%, 0.004%, and 0.084%, respectively. Prior to December 29, 2020, the Other Expense limitation for Small/Mid Cap Growth was 0.064%. These Other Expense limitations will remain in place through at least December 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Capital Growth	$2,484	$—	$280,500	$282,984
Concentrated Growth	1,061	2,543	148,410	152,014
Flexible Cap	137	—	153,634	153,771
Growth Opportunities	411,272	89,562	266,789	767,623
Small Cap Growth	223	—	148,153	148,376
Small/Mid Cap Growth	32,793	293,502	—	326,295
Strategic Growth	645	—	161,311	161,956
Technology Opportunities	12,032	256,516	206,865	475,413
U.S. Equity ESG Fund	75	1,342	127,996	129,413

G.  Line of Credit Facility — As of February 28, 2021, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2021, the Funds did not have any borrowings under the facility.

I.  Other Transactions with Affiliates — For the six months ended February 28, 2021, Goldman Sachs earned $1,959, $20, $5,632, $392, $11,354, $504 and $2,673 in brokerage commissions from portfolio transactions, on behalf of the Capital Growth, Flexible Cap, Growth Opportunities, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds, respectively.

127

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transactions in and earnings from investments in the Government Money Market Fund — Institutional Shares for the six months ended February 28, 2021:

Fund	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income
Capital Growth	$1,589,879	$20,823,092	$(19,175,632)	$3,237,339	3,237,339	$392
Concentrated Growth	950,092	9,618,665	(9,717,790)	850,967	850,967	170
Flexible Cap	100,184	1,941,106	(1,742,975)	298,315	298,315	21
Growth Opportunities	1,701,230	139,498,312	(134,979,791)	6,219,751	6,219,751	1,132
Small Cap Growth	76,393	5,321,681	(4,516,902)	881,172	881,172	38
Small/Mid Cap Growth	25,252,010	453,237,334	(431,722,683)	46,766,661	46,766,661	5,451
Strategic Growth	91,121	14,692,210	(13,362,850)	1,420,481	1,420,481	84
Technology Opportunities	21,043,925	67,778,356	(87,518,617)	1,303,664	1,303,664	1,880
U.S. Equity ESG Fund	118,383	761,758	(829,143)	50,998	50,998	10

As of February 28, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
Concentrated Growth	—%	—%	—%	17%	—%	100%	—%
Flexible Cap	—	—	—	100	—	70	8
Small Cap Growth	16	57	38	100	—	100	100
Stategic Growth	—	—	—	—	—	36	—
U.S. Equity ESG	—	—	35	7	—	100	—

128

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales
Capital Growth	$188,772,341	$224,179,126
Concentrated Growth	38,826,333	48,329,387
Flexible Cap	5,770,700	4,649,270
Growth Opportunities	364,791,524	464,017,338
Small Cap Growth	11,973,368	7,446,354
Small/Mid Cap Growth	1,087,451,687	981,900,026
Strategic Growth	21,482,312	36,220,727
Technology Opportunities	153,243,214	156,285,658
U.S. Equity ESG Fund	2,209,394	2,418,890

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth, Concentrated Growth, Growth Opportunities, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth and U.S. Equity ESG Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a

129

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

6. SECURITIES LENDING (continued)

default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2021, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2021:

Fund	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2021
Capital Growth	$—	$27,102,127	$(27,097,127)	$5,000
Concentrated Growth	—	12,396,078	(12,396,078)	—
Flexible Cap	—	—	—	—
Growth Opportunities	—	100,296,754	(88,035,978)	12,260,776
Small Cap Growth		1,514,506	(865,247)	649,259
Small/Mid Cap Growth	13,387,318	278,523,844	(240,563,362)	51,347,800
Strategic Growth	—	14,859,351	(13,804,048)	1,055,303
Technology Opportunities	—	—	—	—
U.S. Equity ESG	—	568,566	(530,366)	38,200

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2020, the Funds’ certain timing differences on a tax basis were as follows:

	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunitites	Small Cap Growth	Small/ Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG Fund
Qualified Late Year Loss Deferral and Post October Losses	$(5,794,504)	$—	$—	$—	$(34,211)	$(7,413,820)	$(41,547)	$(1,830,687)	$(9,848)

130

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION (continued)

As of February 28, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG Fund
Tax Cost	$615,890,832	$99,506,992	$18,436,960	$975,554,820	$18,819,325	$2,136,498,248	$81,692,652	$403,008,486	$8,826,101
Gross unrealized gain	437,615,642	89,238,830	9,014,430	472,649,445	6,396,095	1,039,627,581	105,646,374	410,644,957	3,372,981
Gross unrealized loss	(13,596,469)	(1,580,889)	(428,771)	(14,501,563)	(393,638)	(29,539,579)	(883,851)	(3,184,644)	(109,647)
Net unrealized gains (losses)	$424,019,173	$87,657,941	$8,585,659	$458,147,882	$6,002,457	$1,010,088,002	$104,762,523	$407,460,313	$3,263,334

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences to the tax treatment of underlying fund investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

131

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

8. OTHER RISKS (continued)

Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

132

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

10. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

11. SUBSEQUENT EVENTS

At a special meeting of the shareholders of the Goldman Sachs Trust held on April 16, 2021, the Strategic Growth Fund’s shareholders approved a proposal to change the Fund’s sub-classification under the Act, from “diversified” to “non-diversified” and eliminated the related fundamental investment restriction. Accordingly, effective April 16, 2021, the Strategic Growth Fund is “non-diversified” and may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.

Other than noted above, subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

133

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

	Capital Growth Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	310,076	$8,760,490	509,128	$11,684,562
Reinvestment of distributions	1,027,779	28,450,840	1,181,420	27,979,749
Shares redeemed	(1,457,068)	(40,411,798)	(3,761,845)	(85,901,304)
	(119,213)	(3,200,468)	(2,071,297)	(46,236,993)
Class C Shares
Shares sold	206,242	3,415,502	170,312	2,318,595
Reinvestment of distributions	58,241	934,178	71,152	1,004,660
Shares redeemed	(265,039)	(4,315,749)	(536,412)	(7,409,929)
	(556)	33,931	(294,948)	(4,086,674)
Institutional Shares
Shares sold	440,468	14,868,789	165,989	4,497,004
Reinvestment of distributions	61,338	1,978,574	70,107	1,922,071
Shares redeemed	(194,808)	(6,304,503)	(441,460)	(11,580,510)
	306,998	10,542,860	(205,364)	(5,161,435)
Service Shares
Shares sold	2,955	82,364	16,235	372,217
Reinvestment of distributions	2,075	54,101	3,047	68,220
Shares redeemed	(15,837)	(385,690)	(19,150)	(388,887)
	(10,807)	(249,225)	132	51,550
Investor Shares
Shares sold	96,411	2,817,645	136,874	3,218,458
Reinvestment of distributions	13,102	371,777	12,797	310,127
Shares redeemed	(24,472)	(706,245)	(117,666)	(2,785,148)
	85,041	2,483,177	32,005	743,437
Class R6 Shares
Shares sold	52,273	1,759,001	23,451	624,213
Reinvestment of distributions	2,625	84,554	2,870	78,575
Shares redeemed	(8,162)	(261,878)	(35,280)	(950,712)
	46,736	1,581,677	(8,959)	(247,924)
Class R Shares
Shares sold	24,653	642,577	94,899	2,152,097
Reinvestment of distributions	14,679	380,562	15,822	352,167
Shares redeemed	(49,566)	(1,253,552)	(107,748)	(2,347,836)
	(10,234)	(230,413)	2,973	156,428
Class P Shares
Shares sold	177,214	5,842,833	269,239	7,159,878
Reinvestment of distributions	110,152	3,547,586	124,310	3,401,935
Shares redeemed	(106,716)	(3,513,783)	(578,888)	(15,459,019)
	180,650	5,876,636	(185,339)	(4,897,206)

NET INCREASE (DECREASE)	478,615	$16,838,175	(2,730,797)	$(59,678,817)

134

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Concentrated Growth Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	41,008	$918,627	53,997	$994,775
Reinvestment of distributions	23,289	511,420	28,021	488,414
Shares redeemed	(48,649)	(1,114,367)	(59,729)	(1,101,894)
	15,648	315,680	22,289	381,295
Class C Shares
Shares sold	14,078	245,784	39,614	508,211
Reinvestment of distributions	5,634	92,741	4,844	65,059
Shares redeemed	(23,873)	(406,099)	(37,662)	(536,353)
	(4,161)	(67,574)	6,796	36,917
Institutional Shares
Shares sold	41,208	991,814	24,191	478,401
Reinvestment of distributions	32,623	784,250	48,540	919,091
Shares redeemed	(46,586)	(1,157,703)	(181,552)	(3,448,442)
	27,245	618,361	(108,821)	(2,050,950)
Investor Shares
Shares sold	632	14,767	755	11,837
Reinvestment of distributions	548	12,344	619	11,029
Shares redeemed	—	—	(730)	(13,288)
	1,180	27,111	644	9,578
Class R6 Shares
Shares sold	2,647	68,101	12,509	258,679
Reinvestment of distributions	1,903	45,645	2,165	40,913
Shares redeemed	(2,474)	(60,995)	(10,757)	(218,738)
	2,076	52,751	3,917	80,854
Class R Shares
Shares sold	—	—	176	2,986
Reinvestment of distributions	104	2,170	123	2,047
Shares redeemed	—	—	(918)	(15,755)
	104	2,170	(619)	(10,722)
Class P Shares
Shares sold	173,621	4,322,638	219,615	4,418,905
Reinvestment of distributions	389,427	9,334,560	534,993	10,103,292
Shares redeemed	(451,758)	(11,055,951)	(1,089,383)	(20,053,827)
	111,290	2,601,247	(334,775)	(5,531,630)

NET INCREASE (DECREASE)	153,382	$3,549,746	(410,569)	$(7,084,658)

135

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Flexible Cap Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	34,745	$477,650	31,470	$379,391
Reinvestment of distributions	25,327	348,337	27,095	329,577
Shares redeemed	(31,644)	(441,588)	(85,587)	(1,011,671)
	28,428	384,399	(27,022)	(302,703)
Class C Shares
Shares sold	3,772	44,524	22,339	220,974
Reinvestment of distributions	6,672	76,792	8,140	83,942
Shares redeemed	(34,854)	(399,905)	(26,577)	(259,968)
	(24,410)	(278,589)	3,902	44,948
Institutional Shares
Shares sold	38,255	612,251	17,400	221,848
Reinvestment of distributions	2,015	30,388	2,684	35,557
Shares redeemed	(5,398)	(81,075)	(25,854)	(328,449)
	34,872	561,564	(5,770)	(71,044)
Investor Shares
Shares sold	—	—	506	6,675
Reinvestment of distributions	146	2,137	315	4,078
Shares redeemed	—	—	(3,781)	(50,058)
	146	2,137	(2,960)	(39,305)
Class R6 Shares
Shares sold	844	13,159	3,902	52,182
Reinvestment of distributions	864	13,001	944	12,478
Shares redeemed	(776)	(11,883)	(5,409)	(71,382)
	932	14,277	(563)	(6,722)
Class R Shares
Shares sold	77	1,029	137	1,550
Reinvestment of distributions	227	2,962	200	2,314
Shares redeemed	(1)	(16)	(4)	(45)
	303	3,975	333	3,819
Class P Shares
Shares sold	81,211	1,274,950	160,203	1,955,941
Reinvestment of distributions	57,745	868,916	49,025	648,521
Shares redeemed	(14,115)	(212,620)	(50,921)	(606,876)
	124,841	1,931,246	158,307	1,997,586

NET INCREASE	165,112	$2,619,009	126,227	$1,626,579

136

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Opportunities Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,377,418	$40,283,097	3,557,918	$52,567,974
Reinvestment of distributions	4,768,671	74,105,140	5,640,613	77,784,047
Shares redeemed	(4,044,304)	(67,691,994)	(7,191,542)	(109,881,675)
	3,101,785	46,696,243	2,006,989	20,470,346
Class C Shares
Shares sold	429,949	1,914,131	919,073	5,231,584
Reinvestment of distributions	4,148,159	15,265,226	2,761,788	15,134,597
Shares redeemed	(1,613,395)	(7,811,117)	(3,364,985)	(21,480,985)
	2,964,713	9,368,240	315,876	(1,114,804)
Institutional Shares
Shares sold	1,891,015	45,552,560	6,074,577	121,027,748
Reinvestment of distributions	2,934,286	66,696,305	4,948,888	92,940,121
Shares redeemed	(3,673,203)	(87,347,141)	(13,552,375)	(269,388,899)
	1,152,098	24,901,724	(2,528,910)	(55,421,030)
Service Shares
Shares sold	218,311	3,347,310	424,825	5,812,784
Reinvestment of distributions	523,212	7,141,844	561,939	7,013,003
Shares redeemed	(315,123)	(4,612,748)	(802,783)	(10,436,556)
	426,400	5,876,406	183,981	2,389,231
Investor Shares
Shares sold	603,476	11,708,916	925,508	15,193,353
Reinvestment of distributions	1,022,341	17,952,306	1,249,675	18,957,577
Shares redeemed	(538,723)	(10,345,621)	(1,797,301)	(26,657,889)
	1,087,094	19,315,601	377,882	4,493,041
Class R6 Shares
Shares sold	1,010,877	24,219,311	1,723,177	34,918,433
Reinvestment of distributions	1,443,405	32,851,908	1,839,234	34,577,597
Shares redeemed	(1,207,055)	(29,064,514)	(2,468,722)	(49,771,961)
	1,247,227	28,006,705	1,093,689	19,724,069
Class R Shares
Shares sold	335,901	5,114,889	629,794	8,750,163
Reinvestment of distributions	885,453	12,112,994	969,214	12,124,863
Shares redeemed	(492,541)	(7,445,891)	(1,117,506)	(15,506,141)
	728,813	9,781,992	481,502	5,368,885
Class P Shares
Shares sold	516,280	12,042,841	164,784	3,449,179
Reinvestment of distributions	594,960	13,547,235	743,933	13,993,377
Shares redeemed	(265,744)	(6,262,984)	(967,912)	(20,170,294)
	845,496	19,327,092	(59,195)	(2,727,738)

NET INCREASE (DECREASE)	11,553,626	$163,274,003	1,871,814	$(6,818,000)

137

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the period October 31, 2019* to August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	23,145	$368,750	24,816	$260,087
Reinvestment of distributions	1,558	22,970	8	83
Shares redeemed	(5,543)	(92,079)	(11,126)	(117,360)
	19,160	299,641	13,698	142,810
Class C Shares
Shares sold	1,735	28,826	7,167	67,619
Reinvestment of distributions	562	8,216	2	18
	2,297	37,042	7,169	67,637
Institutional Shares
Shares sold	188,265	3,136,296	829,480	7,210,281
Reinvestment of distributions	64,374	953,009	806	8,547
Shares redeemed	(14,283)	(238,038)	(11,499)	(108,704)
	238,356	3,851,267	818,787	7,110,124
Investor Shares
Shares sold	—	—	5,000	50,000
Reinvestment of distributions	379	5,612	10	104
	379	5,612	5,010	50,104
Class R6 Shares
Shares sold	—	—	5,000	50,000
Reinvestment of distributions	383	5,676	11	117
	383	5,676	5,011	50,117
Class R Shares
Shares sold	—	—	5,000	50,000
Reinvestment of distributions	374	5,508	6	61
	374	5,508	5,006	50,061
Class P Shares
Shares sold	105,665	1,779,150	251,440	2,743,178
Reinvestment of distributions	16,894	250,100	11	117
Shares redeemed	(14,493)	(214,539)	(30,938)	(337,264)
	108,066	1,814,711	220,513	2,406,031

NET INCREASE	369,015	$6,019,457	1,075,194	$9,876,884

*	Commencement of Operations

138

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,808,910	$46,765,469	3,787,265	$73,547,275
Reinvestment of distributions	1,836,091	44,874,070	1,906,384	35,840,022
Shares redeemed	(1,562,662)	(40,018,998)	(6,922,792)	(131,322,470)
	2,082,339	51,620,541	(1,229,143)	(21,935,173)
Class C Shares
Shares sold	412,285	8,211,902	606,585	9,332,945
Reinvestment of distributions	1,601,630	29,518,042	1,697,652	25,311,985
Shares redeemed	(1,841,326)	(36,507,294)	(3,857,818)	(59,971,098)
	172,589	1,222,650	(1,553,581)	(25,326,168)
Institutional Shares
Shares sold	6,921,990	199,752,638	10,993,756	239,838,233
Reinvestment of distributions	4,377,026	120,455,750	4,259,079	88,461,069
Shares redeemed	(6,169,703)	(178,025,837)	(18,101,436)	(383,808,691)
	5,129,313	142,182,551	(2,848,601)	(55,509,389)
Service Shares
Shares sold	1,533,582	33,870,850	994,719	20,782,076
Reinvestment of distributions	260,883	6,070,740	130,447	2,354,561
Shares redeemed	(2,282,925)	(56,628,466)	(627,094)	(11,735,697)
	(488,460)	(16,686,876)	498,072	11,400,940
Investor Shares
Shares sold	5,240,745	147,090,245	5,938,295	127,370,352
Reinvestment of distributions	2,963,694	77,470,953	2,624,916	52,183,322
Shares redeemed	(3,307,722)	(88,929,060)	(7,704,411)	(158,699,905)
	4,896,717	135,632,138	858,800	20,853,769
Class R6 Shares
Shares sold	1,100,661	31,782,116	981,189	21,371,966
Reinvestment of distributions	431,371	11,884,258	354,195	7,363,714
Shares redeemed	(525,329)	(15,192,502)	(961,271)	(20,831,469)
	1,006,703	28,473,872	374,113	7,904,211
Class R Shares
Shares sold	135,801	3,305,468	187,440	3,412,058
Reinvestment of distributions	98,410	2,247,682	103,778	1,845,169
Shares redeemed	(163,111)	(3,925,350)	(507,184)	(9,368,570)
	71,100	1,627,800	(215,966)	(4,111,343)
Class P Shares
Shares sold	4,802,003	140,401,022	4,245,963	89,075,046
Reinvestment of distributions	1,705,056	46,974,296	1,155,623	24,025,405
Shares redeemed	(944,008)	(26,691,357)	(2,908,213)	(58,822,878)
	5,563,051	160,683,961	2,493,373	54,277,573

NET INCREASE (DECREASE)	18,433,352	$504,756,637	(1,622,933)	$(12,445,580)

139

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	338,009	$3,644,190	553,235	$4,903,579
Reinvestment of distributions	539,120	5,353,462	513,629	4,304,210
Shares redeemed	(407,409)	(4,353,141)	(862,216)	(7,517,379)
	469,720	4,644,511	204,648	1,690,410
Class C Shares
Shares sold	124,587	770,900	141,767	736,027
Reinvestment of distributions	242,301	1,240,583	188,776	938,217
Shares redeemed	(172,615)	(985,371)	(328,543)	(1,733,964)
	194,273	1,026,112	2,000	(59,720)
Institutional Shares
Shares sold	271,542	3,362,224	829,394	7,933,508
Reinvestment of distributions	651,729	7,599,286	762,714	7,331,386
Shares redeemed	(925,420)	(11,476,474)	(1,949,649)	(19,965,455)
	(2,149)	(514,964)	(357,541)	(4,700,561)
Service Shares
Shares sold	6,181	62,910	9,552	90,934
Reinvestment of distributions	8,193	79,067	12,249	100,316
Shares redeemed	(11,942)	(119,328)	(44,300)	(322,197)
	2,432	22,649	(22,499)	(130,947)
Investor Shares
Shares sold	27,831	348,626	699,635	6,739,272
Reinvestment of distributions	32,993	382,724	24,665	235,813
Shares redeemed	(52,492)	(651,304)	(657,615)	(5,547,277)
	8,332	80,046	66,685	1,427,808
Class R6 Shares
Shares sold	18,008	220,868	22,653	245,561
Reinvestment of distributions	5,037	58,588	5,708	54,757
Shares redeemed	(5,032)	(63,545)	(34,804)	(358,218)
	18,013	215,911	(6,443)	(57,900)
Class R Shares
Shares sold	161	1,617	14,367	116,717
Reinvestment of distributions	720	6,717	321	2,557
Shares redeemed	(2,418)	(26,787)	(41,401)	(357,139)
	(1,537)	(18,453)	(26,713)	(237,865)
Class P Shares
Shares sold	255,789	3,189,042	623,912	6,250,168
Reinvestment of distributions	919,738	10,678,494	1,128,927	10,817,531
Shares redeemed	(592,168)	(7,212,876)	(2,698,348)	(26,855,957)
	583,359	6,654,660	(945,509)	(9,788,258)

NET INCREASE (DECREASE)	1,272,443	$12,110,472	(1,085,372)	$(11,857,033)

140

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	756,519	$21,981,750	2,497,794	$57,989,772
Reinvestment of distributions	1,253,567	34,974,532	2,085,573	43,609,325
Shares redeemed	(1,333,750)	(38,423,450)	(3,350,577)	(77,184,340)
	676,336	18,532,832	1,232,790	24,414,757
Class C Shares
Shares sold	123,785	2,581,601	411,605	7,006,981
Reinvestment of distributions	172,234	3,368,893	269,706	4,131,894
Shares redeemed	(296,535)	(6,136,366)	(687,548)	(11,865,762)
	(516)	(185,872)	(6,237)	(726,887)
Institutional Shares
Shares sold	825,680	28,035,747	2,457,174	67,343,687
Reinvestment of distributions	340,510	11,192,560	433,094	10,502,518
Shares redeemed	(980,703)	(33,450,308)	(1,184,364)	(30,880,214)
	185,487	5,777,999	1,705,904	46,965,991
Service Shares
Shares sold	168,852	4,668,841	740,768	16,455,724
Reinvestment of distributions	123,618	3,320,385	218,520	4,425,035
Shares redeemed	(418,871)	(11,616,517)	(822,663)	(18,106,252)
	(126,401)	(3,627,291)	136,625	2,774,507
Investor Shares
Shares sold	261,449	8,717,158	875,798	22,475,983
Reinvestment of distributions	124,715	3,999,623	107,586	2,550,857
Shares redeemed	(551,644)	(18,843,842)	(296,616)	(7,844,763)
	(165,480)	(6,127,061)	686,768	17,182,077
Class R6 Shares
Shares sold	9,461	330,829	40,331	1,174,805
Reinvestment of distributions	3,436	113,026	1,342	32,559
Shares redeemed	(933)	(31,126)	(8,472)	(199,381)
	11,964	412,729	33,201	1,007,983
Class P Shares
Shares sold	1,007,906	34,864,644	1,140,621	31,338,168
Reinvestment of distributions	178,139	5,859,003	145,323	3,525,530
Shares redeemed	(86,097)	(2,893,828)	(376,367)	(9,279,340)
	1,099,948	37,829,819	909,577	25,584,358

NET INCREASE	1,681,338	$52,613,155	4,698,628	$117,202,786

141

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity ESG Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	16,224	$255,451	128,411	$1,726,402
Reinvestment of distributions	40,273	600,840	12,565	176,323
Shares redeemed	(20,776)	(326,679)	(77,681)	(1,056,288)
	35,721	529,612	63,295	846,437
Class C Shares
Shares sold	1,789	26,115	19,484	254,410
Reinvestment of distributions	15,158	212,062	4,445	59,055
Shares redeemed	(5,886)	(86,667)	(4,920)	(60,492)
	11,061	151,510	19,009	252,973
Institutional Shares
Shares sold	29,112	480,624	8,620	115,908
Reinvestment of distributions	3,494	52,836	1,252	17,743
Shares redeemed	(188)	(3,047)	(3,698)	(48,507)
	32,418	530,413	6,174	85,144
Investor Shares
Shares sold	249	3,940	5,965	82,388
Reinvestment of distributions	2,516	38,039	737	10,448
Shares redeemed	(748)	(12,061)	(62,468)	(875,883)
	2,017	29,918	(55,766)	(783,047)
Class R6 Shares
Shares sold	3,687	59,165	41,308	574,818
Reinvestment of distributions	8,342	126,140	8,674	122,997
Shares redeemed	(27,693)	(445,327)	(201,316)	(2,732,496)
	(15,664)	(260,022)	(151,334)	(2,034,681)
Class R Shares
Reinvestment of distributions	162	2,431	—	—
	162	2,431	—	—
Class P Shares
Reinvestment of distributions	6,053	91,452	7,056	100,044
Shares redeemed	(5,371)	(81,152)	(110,018)	(1,293,839)
	682	10,300	(102,962)	(1,193,795)

NET INCREASE (DECREASE)	66,397	$994,162	(221,584)	$(2,826,969)

142

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

143

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Capital Growth Fund				Concentrated Growth Fund				Flexible Cap Fund				Growth Opportunities Fund				Small Cap Growth Fund
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*
Class A
Actual	$1,000.00	$1,112.24		$5.87	$1,000.00	$1,059.31		$5.72	$1,000.00	$1,096.08		$4.99	$1,000.00	$1,205.40		$6.78	$1,000.00	$1,367.50		$7.51
Hypothetical 5% return	1,000.00	1,019.24	+	5.61	1,000.00	1,019.24	+	5.61	1,000.00	1,020.03	+	4.81	1,000.00	1,018.65	+	6.21	1,000.00	1,018.45	+	6.41
Class C
Actual	1,000.00	1,108.35		9.78	1,000.00	1,055.60		9.53	1,000.00	1,093.13		8.87	1,000.00	1,201.93		10.86	1,000.00	1,362.16		11.89
Hypothetical 5% return	1,000.00	1,015.52	+	9.35	1,000.00	1,015.52	+	9.35	1,000.00	1,016.31	+	8.55	1,000.00	1,014.93	+	9.94	1,000.00	1,014.73	+	10.14
Institutional
Actual	1,000.00	1,114.05		3.93	1,000.00	1,060.98		4.09	1,000.00	1,098.63		3.07	1,000.00	1,207.32		4.93	1,000.00	1,369.96		5.35
Hypothetical 5% return	1,000.00	1,021.08	+	3.76	1,000.00	1,020.83	+	4.01	1,000.00	1,021.87	+	2.96	1,000.00	1,020.33	+	4.51	1,000.00	1,020.28	+	4.56
Service
Actual	1,000.00	1,111.57		6.54	1,000.00	N/A		N/A	1,000.00	N/A		N/A	1,000.00	1,204.61		7.65	1,000.00	N/A		N/A
Hypothetical 5% return	1,000.00	1,018.60	+	6.26	1,000.00	N/A		N/A	1,000.00	N/A		N/A	1,000.00	1,017.85	+	7.00	1,000.00	N/A		N/A
Investor
Actual	1,000.00	1,113.58		4.56	1,000.00	1,060.95		4.45	1,000.00	1,097.73		3.69	1,000.00	1,207.14		5.42	1,000.00	1,369.25		6.05
Hypothetical 5% return	1,000.00	1,020.48	+	4.36	1,000.00	1,020.48	+	4.36	1,000.00	1,021.27	+	3.56	1,000.00	1,019.89	+	4.96	1,000.00	1,019.69	+	5.16
Class R6
Actual	1,000.00	1,114.35		3.88	1,000.00	1,061.13		4.04	1,000.00	1,099.01		3.02	1,000.00	1,207.55		4.87	1,000.00	1,369.95		5.29
Hypothetical 5% return	1,000.00	1,021.12	+	3.71	1,000.00	1,020.88	+	3.96	1,000.00	1,021.92	+	2.91	1,000.00	1,020.38	+	4.46	1,000.00	1,020.33	+	4.51
Class R
Actual	1,000.00	1,111.21		7.17	1,000.00	1,058.06		6.99	1,000.00	1,095.20		6.29	1,000.00	1,203.35		8.14	1,000.00	1,365.57		8.97
Hypothetical 5% return	1,000.00	1,018.00	+	6.85	1,000.00	1,018.00	+	6.85	1,000.00	1,018.79	+	6.06	1,000.00	1,017.41	+	7.45	1,000.00	1,017.21	+	7.65
Class P
Actual	1,000.00	1,114.37		3.88	1,000.00	1,061.15		4.04	1,000.00	1,098.28		3.02	1,000.00	1,207.46		4.87	1,000.00	1,369.25		5.29
Hypothetical 5% return	1,000.00	1,021.12	+	3.71	1,000.00	1,020.88	+	3.96	1,000.00	1,021.92	+	2.91	1,000.00	1,020.38	+	4.46	1,000.00	1,020.33	+	4.51

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Capital Growth Fund	1.12%	1.87%	0.75%	1.25%	0.87%	0.74%	1.37%	0.74%
Concentrated Growth Fund	1.12	1.87	0.80	N/A	0.87	0.79	1.37	0.79
Flexible Cap Fund	0.96	1.71	0.59	N/A	0.71	0.58	1.21	0.58
Growth Opportunities Fund	1.24	1.99	0.90	1.40	0.99	0.89	1.49	0.89
Small Cap Growth Fund	1.28	2.03	0.91	N/A	1.03	0.90	1.53	0.90

144

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2021 (Unaudited) (continued)

	Small/Mid Cap Growth Fund				Strategic Growth Fund				Technology Opportunities Fund				U.S. Equity ESG Fund
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*
Class A
Actual	$1,000.00	$1,294.69		$6.88	$1,000.00	$1,082.55		$5.78	$1,000.00	$1,080.02		$6.45	$1,000.00	$1,124.93		$5.32
Hypothetical 5% return	1,000.00	1,018.79	+	6.06	1,000.00	1,019.24	+	5.61	1,000.00	1,018.60	+	6.26	1,000.00	1,019.79	+	5.06
Class C
Actual	1,000.00	1,289.67		11.13	1,000.00	1,079.29		9.64	1,000.00	1,075.94		10.24	1,000.00	1,120.66		9.25
Hypothetical 5% return	1,000.00	1,015.08	+	9.79	1,000.00	1,015.52	+	9.35	1,000.00	1,014.93	+	9.94	1,000.00	1,016.07	+	8.80
Institutional
Actual	1,000.00	1,296.82		5.13	1,000.00	1,084.61		3.88	1,000.00	1,081.35		5.06	1,000.00	1,126.51		3.53
Hypothetical 5% return	1,000.00	1,020.33	+	4.51	1,000.00	1,021.08	+	3.76	1,000.00	1,019.93	+	4.91	1,000.00	1,021.47	+	3.36
Service
Actual	1,000.00	1,293.43		7.96	1,000.00	1,081.70		6.45	1,000.00	1,078.55		7.63	1,000.00	N/A		N/A
Hypothetical 5% return	1,000.00	1,017.85	+	7.00	1,000.00	1,018.60	+	6.26	1,000.00	1,017.46	+	7.40	1,000.00	N/A		N/A
Investor
Actual	1,000.00	1,296.29		5.47	1,000.00	1,083.15		4.49	1,000.00	1,081.46		5.16	1,000.00	1,126.30		4.01
Hypothetical 5% return	1,000.00	1,020.03	+	4.81	1,000.00	1,020.48	+	4.36	1,000.00	1,019.84	+	5.01	1,000.00	1,021.03	+	3.81
Class R6
Actual	1,000.00	1,296.46		5.07	1,000.00	1,084.20		3.82	1,000.00	1,081.30		5.01	1,000.00	1,126.42		3.48
Hypothetical 5% return	1,000.00	1,020.38	+	4.46	1,000.00	1,021.12	+	3.71	1,000.00	1,019.98	+	4.86	1,000.00	1,021.52	+	3.31
Class R
Actual	1,000.00	1,293.19		8.30	1,000.00	1,081.23		7.07	1,000.00	N/A		N/A	1,000.00	1,123.71		6.63
Hypothetical 5% return	1,000.00	1,017.55	+	7.30	1,000.00	1,018.00	+	6.85	1,000.00	N/A		N/A	1,000.00	1,018.55	+	6.31
Class P
Actual	1,000.00	1,296.90		5.01	1,000.00	1,084.24		3.82	1,000.00	1,081.30		5.01	1,000.00	1,126.46		3.48
Hypothetical 5% return	1,000.00	1,020.43	+	4.41	1,000.00	1,021.12	+	3.71	1,000.00	1,019.98	+	4.86	1,000.00	1,021.52	+	3.31

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Small/Mid Cap Growth Fund	1.21%	1.96%	0.90%	1.40%	0.96%	0.89%	1.46%	0.88%
Strategic Growth Fund	1.12	1.87	0.75	1.25	0.87	0.74	1.37	0.74
Technology Opportunities Fund	1.25	1.99	0.98	1.48	1.00	0.97	N/A	0.97
U.S. Equity ESG Fund	1.01	1.76	0.67	N/A	0.76	0.66	1.26	0.66

145

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[6]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 236970-OTU-1390647 EQGRWSAR-21

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Fundamental Equity Value Funds
Equity Income
Focused Value
Large Cap Value
Mid Cap Value
Small Cap Value
Small/Mid Cap Value

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME

∎	FOCUSED VALUE

∎	LARGE CAP VALUE

∎	MID CAP VALUE

∎	SMALL CAP VALUE

∎	SMALL/MID CAP VALUE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Equity Income Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	10.55%	19.15%
Class C	10.12	19.15
Institutional	10.72	19.15
Service	10.47	19.15
Investor	10.67	19.15
Class R6	10.73	19.15
Class R	10.42	19.15
Class P	10.73	19.15

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/21[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	4.3%	Banks
Johnson & Johnson	2.9	Pharmaceuticals
Verizon Communications, Inc.	2.8	Diversified Telecommunication Services
Chevron Corp.	2.7	Oil, Gas & Consumable Fuels
Medtronic PLC	2.6	Health Care Equipment & Supplies
Comcast Corp., Class A	2.5	Media
Eli Lilly and Co.	2.4	Pharmaceuticals
Linde PLC	2.2	Chemicals
Walmart, Inc.	2.1	Food & Staples Retailing
Bristol-Myers Squibb Co.	2.1	Pharmaceuticals

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Focused Value Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	18.05%	19.15%
Class C	17.59	19.15
Institutional	18.27	19.15
Investor	18.24	19.15
Class R6	18.31	19.15
Class R	17.97	19.15
Class P	18.21	19.15

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/21[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	4.5%	Banks
Walt Disney Co. (The)	4.3	Entertainment
Alphabet, Inc., Class A	4.0	Interactive Media & Services
NXP Semiconductors NV	3.7	Semiconductors & Semiconductor Equipment
Honeywell International, Inc.	3.7	Industrial Conglomerates
Zimmer Biomet Holdings, Inc.	3.4	Health Care Equipment & Supplies
Comcast Corp., Class A	3.3	Media
American Express Co.	3.3	Consumer Finance
Truist Financial Corp.	3.1	Banks
General Electric Co.	3.1	Industrial Conglomerates

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Large Cap Value Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	16.52%	19.15%
Class C	16.01	19.15
Institutional	16.74	19.15
Service	16.36	19.15
Investor	16.63	19.15
Class R6	16.69	19.15
Class R	16.38	19.15
Class P	16.68	19.15

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/21[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	4.1%	Banks
Walt Disney Co. (The)	2.8	Entertainment
Verizon Communications, Inc.	2.2	Diversified Telecommunication Services
Chevron Corp.	2.2	Oil, Gas & Consumable Fuels
NextEra Energy, Inc.	2.1	Electric Utilities
Alphabet, Inc., Class A	2.0	Interactive Media & Services
Honeywell International, Inc.	2.0	Industrial Conglomerates
Truist Financial Corp.	2.0	Banks
Comcast Corp., Class A	2.0	Media
American Express Co.	1.9	Consumer Finance

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Mid Cap Value Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]

Class A	26.09%	26.53%
Class C	25.63	26.53
Institutional	26.32	26.53
Service	26.02	26.53
Investor	26.26	26.53
Class R6	26.36	26.53
Class R	25.97	26.53
Class P	26.33	26.53

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/21[3]

Holding	% of Net Assets	Line of Business

Zimmer Biomet Holdings, Inc.	2.0%	Health Care Equipment & Supplies
Corteva, Inc.	1.8	Chemicals
AMETEK, Inc.	1.8	Electrical Equipment
M&T Bank Corp.	1.8	Banks
Marvell Technology Group Ltd.	1.8	Semiconductors & Semiconductor Equipment
SVB Financial Group	1.7	Banks
ITT, Inc.	1.7	Machinery
Freeport-McMoRan, Inc.	1.7	Metals & Mining
United Airlines Holdings, Inc.	1.7	Airlines
Pinnacle Financial Partners, Inc.	1.6	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Small Cap Value Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]
Class A	39.70%	46.42%
Class C	39.20	46.42
Institutional	39.95	46.42
Service	39.60	46.42
Investor	39.89	46.42
Class R6	39.96	46.42
Class R	39.51	46.42
Class P	39.93	46.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/21[3]

Holding	% of Net Assets	Line of Business

Darling Ingredients, Inc.	1.2%	Food Products
Avient Corp.	1.1	Chemicals
Boyd Gaming Corp.	1.1	Hotels, Restaurants & Leisure
ChampionX Corp.	1.1	Energy Equipment & Services
MasTec, Inc.	1.1	Construction & Engineering
KBR, Inc.	1.0	IT Services
Performance Food Group Co.	1.0	Food & Staples Retailing
Rexnord Corp.	1.0	Machinery
Glacier Bancorp, Inc.	0.9	Banks
Chart Industries, Inc.	0.9	Machinery

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of Exchange Traded Funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small/Mid Cap Value Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]
Class A	34.39%	37.53%
Class C	33.96	37.53
Institutional	34.59	37.53
Investor	34.50	37.53
Class R6	34.63	37.53
Class R	34.21	37.53
Class P	34.54	37.53

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500 Value Index is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/21[3]

Holding	% of Net Assets	Line of Business

L Brands, Inc.	1.4%	Specialty Retail
Catalent, Inc.	1.1	Pharmaceuticals
Crown Holdings, Inc.	1.0	Containers & Packaging
XPO Logistics, Inc.	1.0	Air Freight & Logistics
AECOM	1.0	Construction & Engineering
Avient Corp.	1.0	Chemicals
Signature Bank	0.9	Banks
East West Bancorp, Inc.	0.9	Banks
Timken Co. (The)	0.9	Machinery
Performance Food Group Co.	0.9	Food & Staples Retailing

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Aerospace & Defense – 1.4%
17,483	Northrop Grumman Corp.	$5,099,092

Banks – 7.9%
110,668	JPMorgan Chase & Co.	16,287,010
44,800	M&T Bank Corp.	6,762,112
115,039	Truist Financial Corp.	6,552,621

		29,601,743

Beverages – 1.6%
121,664	Coca-Cola Co. (The)	5,960,319

Biotechnology – 0.9%
15,694	Amgen, Inc.	3,529,895

Capital Markets – 4.7%
6,897	BlackRock, Inc.	4,789,966
23,534	CME Group, Inc.	4,699,740
50,980	Morgan Stanley	3,918,833
39,420	Singapore Exchange Ltd. ADR (Singapore)	4,412,675

		17,821,214

Chemicals – 3.2%
16,880	Ecolab, Inc.	3,533,997
34,138	Linde PLC (United Kingdom)	8,338,889

		11,872,886

Commercial Services & Supplies – 1.3%
54,008	Republic Services, Inc.	4,811,573

Communications Equipment – 2.5%
168,199	Cisco Systems, Inc.	7,547,089
72,985	Juniper Networks, Inc.	1,699,091

		9,246,180

Construction & Engineering – 0.6%
91,943	Vinci SA ADR (France)	2,391,437

Consumer Finance – 1.9%
53,705	American Express Co.	7,264,138

Containers & Packaging – 1.2%
88,665	International Paper Co.	4,402,217

Diversified Telecommunication Services – 2.7%
187,058	Verizon Communications, Inc.	10,344,307

Electric Utilities – 1.7%
45,730	NextEra Energy, Inc.	3,360,241
50,148	Xcel Energy, Inc.	2,938,171

		6,298,412

Electrical Equipment – 1.9%
54,996	Eaton Corp. PLC	7,159,929

Electronic Equipment, Instruments & Components – 1.0%
30,425	TE Connectivity Ltd.	3,956,163

Entertainment – 2.0%
40,238	Walt Disney Co. (The)*	7,606,592

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 6.5%
23,107	Alexandria Real Estate Equities, Inc. REIT	3,689,957
10,359	American Tower Corp. REIT	2,238,891
26,718	AvalonBay Communities, Inc. REIT	4,695,688
70,879	Duke Realty Corp. REIT	2,782,001
105,431	Hudson Pacific Properties, Inc. REIT	2,697,979
42,205	Prologis, Inc. REIT	4,181,249
80,232	Ventas, Inc. REIT	4,244,273

		24,530,038

Food & Staples Retailing – 2.1%
61,683	Walmart, Inc.	8,013,855

Food Products – 1.3%
35,905	Archer-Daniels-Midland Co.	2,031,505
56,580	Mondelez International, Inc., Class A	3,007,793

		5,039,298

Health Care Equipment & Supplies – 3.9%
84,619	Medtronic PLC	9,897,885
30,304	Zimmer Biomet Holdings, Inc.	4,941,370

		14,839,255

Health Care Providers & Services – 2.5%
82,400	CVS Health Corp.	5,613,912
9,808	Humana, Inc.	3,723,607

		9,337,519

Hotels, Restaurants & Leisure – 4.2%
178,419	Aramark	6,622,913
32,224	McDonald’s Corp.	6,642,655
23,759	Starbucks Corp.	2,566,685

		15,832,253

Household Products – 3.0%
33,903	Kimberly-Clark Corp.	4,350,772
54,857	Procter & Gamble Co. (The)	6,776,485

		11,127,257

Industrial Conglomerates – 1.7%
30,783	Honeywell International, Inc.	6,228,940

Insurance – 2.3%
23,729	Chubb Ltd.	3,857,861
32,582	Travelers Cos., Inc. (The)	4,740,681

		8,598,542

IT Services – 4.4%
20,565	Accenture PLC, Class A	5,159,759
49,278	Cognizant Technology Solutions Corp., Class A	3,620,947
33,262	Fidelity National Information Services, Inc.	4,590,156
26,071	International Business Machines Corp.	3,100,624

		16,471,486

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 3.5%
21,185	Deere & Co.	$7,396,107
28,302	Illinois Tool Works, Inc.	5,722,099

		13,118,206

Media – 2.5%
176,390	Comcast Corp., Class A	9,299,281

Metals & Mining – 1.9%
81,864	Rio Tinto PLC ADR (Australia)	7,154,914

Multi-Utilities – 3.8%
59,373	Ameren Corp.	4,172,141
35,975	CMS Energy Corp.	1,946,607
56,580	National Grid PLC ADR (United Kingdom)	3,162,256
42,664	Sempra Energy	4,948,171

		14,229,175

Oil, Gas & Consumable Fuels – 3.2%
101,976	Chevron Corp.	10,197,600
49,063	Royal Dutch Shell PLC, Class B ADR (Netherlands)	1,907,569

		12,105,169

Pharmaceuticals – 7.4%
129,083	Bristol-Myers Squibb Co.	7,916,660
44,357	Eli Lilly and Co.	9,088,306
68,424	Johnson & Johnson	10,842,467

		27,847,433

Road & Rail – 1.0%
18,794	Union Pacific Corp.	3,870,812

Semiconductors & Semiconductor Equipment – 3.8%
12,089	KLA Corp.	3,762,460
73,940	Marvell Technology Group Ltd.	3,569,823
23,706	QUALCOMM, Inc.	3,228,520
22,689	Texas Instruments, Inc.	3,908,634

		14,469,437

Software – 0.5%
8,706	Microsoft Corp.	2,023,100

Specialty Retail – 2.1%
30,270	Home Depot, Inc. (The)	7,819,952

Water Utilities – 1.8%
47,247	American Water Works Co., Inc.	6,703,404

TOTAL INVESTMENTS – 99.9%
(Cost $299,192,101)		$376,025,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		517,471

NET ASSETS – 100.0%		$376,542,894

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 93.8%
Aerospace & Defense – 1.9%
2,773	L3Harris Technologies, Inc.	$504,436

Automobiles – 2.3%
11,656	General Motors Co.	598,303

Banks – 9.3%
8,110	JPMorgan Chase & Co.	1,193,549
2,972	M&T Bank Corp.	448,594
14,490	Truist Financial Corp.	825,350

		2,467,493

Beverages – 2.3%
12,161	Coca-Cola Co. (The)	595,767

Capital Markets – 2.7%
1,013	BlackRock, Inc.	703,529

Chemicals – 4.5%
3,210	Ecolab, Inc.	672,046
2,126	Linde PLC (United Kingdom)	519,318

		1,191,364

Commercial Services & Supplies – 1.7%
4,509	Waste Connections, Inc.	440,484

Construction Materials – 1.9%
1,475	Martin Marietta Materials, Inc.	496,883

Consumer Finance – 3.3%
6,377	American Express Co.	862,553

Electric Utilities – 2.6%
9,216	NextEra Energy, Inc.	677,192

Entertainment – 5.6%
2,651	Electronic Arts, Inc.	355,154
5,940	Walt Disney Co. (The)*	1,122,898

		1,478,052

Equity Real Estate Investment Trusts (REITs) – 5.1%
4,001	Alexandria Real Estate Equities, Inc. REIT	638,919
4,101	AvalonBay Communities, Inc. REIT	720,751

		1,359,670

Food Products – 1.9%
9,366	Mondelez International, Inc., Class A	497,896

Health Care Equipment & Supplies – 5.6%
15,271	Boston Scientific Corp.*	592,210
5,506	Zimmer Biomet Holdings, Inc.	897,808

		1,490,018

Health Care Providers & Services – 2.0%
1,426	Humana, Inc.	541,381

Hotels, Restaurants & Leisure – 1.6%
6,750	Las Vegas Sands Corp.	422,550

Industrial Conglomerates – 6.8%
64,987	General Electric Co.	814,937
4,785	Honeywell International, Inc.	968,245

		1,783,182

Common Stocks – (continued)
Interactive Media & Services – 4.0%
525	Alphabet, Inc., Class A*	1,061,503

IT Services – 3.8%
7,448	Cognizant Technology Solutions Corp., Class A	547,279
3,398	Fidelity National Information Services, Inc.	468,924

		1,016,203

Machinery – 2.0%
2,599	Illinois Tool Works, Inc.	525,466

Media – 3.3%
16,660	Comcast Corp., Class A	878,315

Multi-Utilities – 2.6%
9,866	Ameren Corp.	693,284

Oil, Gas & Consumable Fuels – 2.8%
7,379	Chevron Corp.	737,900

Pharmaceuticals – 5.1%
10,890	Bristol-Myers Squibb Co.	667,884
3,267	Eli Lilly and Co.	669,375

		1,337,259

Road & Rail – 3.1%
3,939	Union Pacific Corp.	811,276

Semiconductors & Semiconductor Equipment – 3.7%
5,391	NXP Semiconductors NV (Netherlands)	984,127

Software – 2.3%
2,630	Microsoft Corp.	611,159

TOTAL COMMON STOCKS
(Cost $22,325,996)		$24,767,245

Shares	Dividend Rate	Value

Investment Company – 3.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
874,527	0.036%	$874,527
(Cost $874,527)

TOTAL INVESTMENTS – 97.1%
(Cost $23,200,523)		$25,641,772

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		752,812

NET ASSETS – 100.0%		$26,394,584

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 1.4%
34,200	L3Harris Technologies, Inc.	$6,221,322

Airlines – 1.2%
100,584	United Airlines Holdings, Inc.*	5,298,765

Automobiles – 1.1%
98,861	General Motors Co.	5,074,535

Banks – 9.2%
124,167	JPMorgan Chase & Co.	18,273,657
47,400	M&T Bank Corp.	7,154,556
156,526	Truist Financial Corp.	8,915,721
191,093	Wells Fargo & Co.	6,911,834

		41,255,768

Beverages – 2.5%
127,314	Coca-Cola Co. (The)	6,237,113
22,780	Constellation Brands, Inc., Class A	4,878,109

		11,115,222

Biotechnology – 0.8%
2,761	Biogen, Inc.*	753,422
10,065	BioMarin Pharmaceutical, Inc.*	779,333
23,190	Genmab A/S ADR (Denmark)*	785,445
9,572	Neurocrine Biosciences, Inc.*	1,048,230

		3,366,430

Capital Markets – 3.5%
10,658	BlackRock, Inc.	7,401,981
110,230	Morgan Stanley	8,473,380

		15,875,361

Chemicals – 2.7%
25,049	Ecolab, Inc.	5,244,259
27,919	Linde PLC (United Kingdom)	6,819,774

		12,064,033

Commercial Services & Supplies – 0.7%
30,426	Waste Connections, Inc.	2,972,316

Communications Equipment – 1.9%
143,631	Cisco Systems Inc/Delaware	6,444,723
91,278	Juniper Networks, Inc.	2,124,952

		8,569,675

Construction Materials – 1.1%
14,276	Martin Marietta Materials, Inc.	4,809,156

Consumer Finance – 1.9%
64,437	American Express Co.	8,715,749

Containers & Packaging – 1.0%
33,781	Packaging Corp. of America	4,459,768

Diversified Financial Services – 1.0%
19,031	Berkshire Hathaway, Inc., Class B*	4,577,146

Diversified Telecommunication Services – 2.2%
177,560	Verizon Communications, Inc.	9,819,068

Common Stocks – (continued)
Electric Utilities – 3.1%
126,693	NextEra Energy, Inc.	9,309,402
74,816	Xcel Energy, Inc.	4,383,469

		13,692,871

Electrical Equipment – 1.0%
33,663	Eaton Corp. PLC	4,382,586

Entertainment – 3.7%
29,002	Electronic Arts, Inc.	3,885,398
66,463	Walt Disney Co. (The)*	12,564,165

		16,449,563

Equity Real Estate Investment Trusts (REITs) – 5.5%
23,012	Alexandria Real Estate Equities, Inc. REIT	3,674,786
25,277	AvalonBay Communities, Inc. REIT	4,442,433
49,813	Equity Residential REIT	3,258,268
39,788	Extra Space Storage, Inc. REIT	5,001,351
39,009	Prologis, Inc. REIT	3,864,622
64,481	Welltower, Inc. REIT	4,378,260

		24,619,720

Food & Staples Retailing – 1.6%
53,753	Walmart, Inc.	6,983,590

Food Products – 0.9%
77,157	Mondelez International, Inc., Class A	4,101,666

Gas Utilities – 0.5%
26,447	Atmos Energy Corp.	2,237,681

Health Care Equipment & Supplies – 4.5%
163,157	Boston Scientific Corp.*	6,327,229
62,462	Medtronic PLC	7,306,180
41,504	Zimmer Biomet Holdings, Inc.	6,767,642

		20,401,051

Health Care Providers & Services – 1.1%
12,459	Humana, Inc.	4,730,059

Hotels, Restaurants & Leisure – 3.7%
49,149	Hilton Worldwide Holdings, Inc.*	6,078,748
48,058	Las Vegas Sands Corp.	3,008,431
35,730	McDonald’s Corp.	7,365,382

		16,452,561

Household Products – 0.5%
19,519	Procter & Gamble Co. (The)	2,411,182

Industrial Conglomerates – 3.7%
618,416	General Electric Co.	7,754,937
44,295	Honeywell International, Inc.	8,963,093

		16,718,030

Insurance – 2.6%
21,113	Allstate Corp. (The)	2,250,646
35,778	American Financial Group, Inc.	3,817,512
34,484	Chubb Ltd.	5,606,409

		11,674,567

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 2.0%
4,533	Alphabet, Inc., Class A*	$9,165,318

IT Services – 4.5%
69,048	Cognizant Technology Solutions Corp., Class A	5,073,647
53,296	Fidelity National Information Services, Inc.	7,354,848
36,497	International Business Machines Corp.	4,340,588
16,324	Visa, Inc., Class A	3,467,055

		20,236,138

Leisure Products – 0.9%
47,297	Brunswick Corp.	4,179,636

Life Sciences Tools & Services – 1.0%
9,495	Thermo Fisher Scientific, Inc.	4,273,510

Machinery – 2.5%
20,030	Deere & Co.	6,992,874
21,389	Illinois Tool Works, Inc.	4,324,428

		11,317,302

Media – 2.0%
168,278	Comcast Corp., Class A	8,871,616

Metals & Mining – 0.9%
123,366	Freeport-McMoRan, Inc.*	4,183,341

Multi-Utilities – 1.5%
51,802	Ameren Corp.	3,640,127
60,384	CMS Energy Corp.	3,267,378

		6,907,505

Oil, Gas & Consumable Fuels – 3.4%
96,584	Chevron Corp.	9,658,400
106,660	ConocoPhillips	5,547,387

		15,205,787

Pharmaceuticals – 4.3%
122,913	Bristol-Myers Squibb Co.	7,538,254
17,758	Eli Lilly and Co.	3,638,437
52,175	Johnson & Johnson	8,267,650

		19,444,341

Road & Rail – 2.9%
21,921	Norfolk Southern Corp.	5,525,407
36,257	Union Pacific Corp.	7,467,492

		12,992,899

Semiconductors & Semiconductor Equipment – 3.5%
19,280	Cree, Inc.*	2,187,509
6,918	KLA Corp.	2,153,089
63,490	Marvell Technology Group Ltd.	3,065,297
18,880	NXP Semiconductors NV (Netherlands)	3,446,544
28,587	Texas Instruments, Inc.	4,924,683

		15,777,122

Common Stocks – (continued)
Software – 0.9%
9,935	Microsoft Corp.	2,308,695
13,421	Splunk, Inc.*	1,919,337

		4,228,032

Specialty Retail – 2.9%
90,402	L Brands, Inc.*	4,941,373
12,379	O’Reilly Automotive, Inc.*	5,537,498
20,830	Ross Stores, Inc.	2,429,611

		12,908,482

Water Utilities – 0.9%
28,398	American Water Works Co., Inc.	4,029,108

TOTAL COMMON STOCKS
(Cost $345,874,444)		$442,769,578

Shares	Dividend Rate	Value

Investment Company – 1.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,759,736	0.036%	$4,759,736
(Cost $4,759,736)

TOTAL INVESTMENTS – 99.8%
(Cost $350,634,180)		$447,529,314

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		883,723

NET ASSETS – 100.0%		$448,413,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 1.1%
30,609	L3Harris Technologies, Inc.	$5,568,083
12,382	TransDigm Group, Inc.*	7,140,328

		12,708,411

Airlines – 2.3%
395,367	JetBlue Airways Corp.*	7,286,614
359,160	United Airlines Holdings, Inc.*	18,920,549

		26,207,163

Auto Components – 1.4%
109,687	Aptiv PLC*	16,435,500

Banks – 7.7%
245,389	East West Bancorp, Inc.	17,707,270
132,343	M&T Bank Corp.	19,975,852
223,986	Pinnacle Financial Partners, Inc.	18,180,944
53,494	Signature Bank	11,679,880
39,044	SVB Financial Group*	19,731,276

		87,275,222

Beverages – 2.1%
247,686	Coca-Cola European Partners PLC (United Kingdom)	12,619,602
49,655	Constellation Brands, Inc., Class A	10,633,121

		23,252,723

Biotechnology – 0.7%
52,953	Ionis Pharmaceuticals, Inc.*	2,774,737
42,763	Neurocrine Biosciences, Inc.*	4,682,976

		7,457,713

Building Products – 0.8%
56,280	Trane Technologies PLC	8,624,347

Capital Markets – 2.1%
193,574	Bank of New York Mellon Corp. (The)	8,161,080
54,437	Evercore, Inc., Class A	6,519,919
81,748	Raymond James Financial, Inc.	9,543,262

		24,224,261

Chemicals – 2.6%
109,724	Ashland Global Holdings, Inc.	9,229,983
449,227	Corteva, Inc.	20,282,599

		29,512,582

Communications Equipment – 2.2%
272,124	Juniper Networks, Inc.	6,335,047
48,235	Motorola Solutions, Inc.	8,464,278
638,384	Viavi Solutions, Inc.*	10,332,245

		25,131,570

Construction Materials – 1.0%
34,085	Martin Marietta Materials, Inc.	11,482,214

Common Stocks – (continued)
Consumer Finance – 1.7%
199,069	Ally Financial, Inc.	8,261,364
114,621	Discover Financial Services	10,782,397

		19,043,761

Containers & Packaging – 2.3%
156,859	Ball Corp.	13,394,190
95,931	Packaging Corp. of America	12,664,811

		26,059,001

Diversified Financial Services – 0.5%
92,639	Voya Financial, Inc.	5,584,279

Electric Utilities – 1.4%
184,613	Alliant Energy Corp.	8,521,736
131,517	Xcel Energy, Inc.	7,705,581

		16,227,317

Electrical Equipment – 3.0%
170,041	AMETEK, Inc.	20,059,737
59,617	Rockwell Automation, Inc.	14,503,624

		34,563,361

Electronic Equipment, Instruments & Components – 1.2%
144,926	National Instruments Corp.	6,434,714
216,009	Vontier Corp.*	6,782,683

		13,217,397

Entertainment – 0.8%
108,001	Live Nation Entertainment, Inc.*	9,596,969

Equity Real Estate Investment Trusts (REITs) – 10.9%
56,381	Alexandria Real Estate Equities, Inc. REIT	9,003,482
55,018	AvalonBay Communities, Inc. REIT	9,669,414
94,276	Boston Properties, Inc. REIT	9,345,580
69,039	Camden Property Trust REIT	7,190,412
85,888	CyrusOne, Inc. REIT	5,636,829
369,780	Duke Realty Corp. REIT	14,513,865
121,299	Equity LifeStyle Properties, Inc. REIT	7,478,083
27,534	Essex Property Trust, Inc. REIT	7,015,388
315,751	Healthpeak Properties, Inc. REIT	9,185,197
190,511	Highwoods Properties, Inc. REIT	7,612,820
236,982	Invitation Homes, Inc. REIT	6,905,655
102,256	Life Storage, Inc. REIT	8,579,278
226,343	MGM Growth Properties LLC, Class A REIT	7,473,846
197,150	Welltower, Inc. REIT	13,386,485

		122,996,334

Food & Staples Retailing – 0.6%
132,567	Performance Food Group Co.*	7,190,434

Food Products – 1.7%
76,241	McCormick & Co., Inc.	6,425,591
405,758	Nomad Foods Ltd. (United Kingdom)*	9,584,004
107,570	Utz Brands, Inc.	2,718,294

		18,727,889

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 0.7%
91,200	Atmos Energy Corp.	$7,716,432

Health Care Equipment & Supplies – 3.6%
28,433	Cooper Cos., Inc. (The)	10,978,835
94,280	Hologic, Inc.*	6,796,645
140,452	Zimmer Biomet Holdings, Inc.	22,902,103

		40,677,583

Health Care Providers & Services – 1.2%
80,701	Centene Corp.*	4,724,237
59,938	Quest Diagnostics, Inc.	6,928,233
76,072	Signify Health, Inc., Class A*	2,511,897

		14,164,367

Health Care Technology – 0.3%
83,483	Certara, Inc.*	2,892,686

Hotels, Restaurants & Leisure – 2.9%
154,097	Wyndham Hotels & Resorts, Inc.	10,059,452
106,716	Wynn Resorts Ltd.*	14,057,699
86,065	Yum! Brands, Inc.	8,910,310

		33,027,461

Independent Power and Renewable Electricity Producers – 1.0%
180,160	AES Corp. (The)	4,785,050
93,886	NextEra Energy Partners LP	6,819,879

		11,604,929

Insurance – 4.9%
9,215	Alleghany Corp.	5,956,852
84,999	American Financial Group, Inc.	9,069,393
69,217	Arthur J Gallagher & Co.	8,292,197
135,468	Brown & Brown, Inc.	6,217,981
70,923	Globe Life, Inc.	6,624,208
11,586	Markel Corp.*	12,614,837
56,078	Reinsurance Group of America, Inc.	6,854,414

		55,629,882

Interactive Media & Services – 1.0%
34,993	Bumble, Inc., Class A*	2,355,379
112,904	Twitter, Inc.*	8,700,382

		11,055,761

Internet & Direct Marketing Retail – 1.4%
97,407	Expedia Group, Inc.	15,682,527

IT Services – 1.3%
102,703	Booz Allen Hamilton Holding Corp.	7,922,510
32,764	WEX, Inc.*	6,826,379

		14,748,889

Leisure Products – 0.9%
115,511	Brunswick Corp.	10,207,707

Life Sciences Tools & Services – 0.7%
66,467	PerkinElmer, Inc.	8,380,824

Common Stocks – (continued)
Machinery – 5.8%
59,431	Cummins, Inc.	15,047,929
200,089	Fortive Corp.	13,169,858
136,660	Graco, Inc.	9,477,371
41,634	IDEX Corp.	8,125,708
232,959	ITT, Inc.	19,330,938

		65,151,804

Media – 1.6%
53,445	Liberty Broadband Corp., Class C*	7,990,562
217,966	Liberty Media Corp.-Liberty SiriusXM, Class A*	9,679,870

		17,670,432

Metals & Mining – 2.1%
243,337	Allegheny Technologies, Inc.*	4,784,005
558,558	Freeport-McMoRan, Inc.*	18,940,702

		23,724,707

Multiline Retail – 0.7%
83,493	Dollar Tree, Inc.*	8,199,013

Multi-Utilities – 2.5%
154,126	Ameren Corp.	10,830,434
170,570	CMS Energy Corp.	9,229,543
149,751	Public Service Enterprise Group, Inc.	8,061,096

		28,121,073

Oil, Gas & Consumable Fuels – 3.4%
173,289	Cheniere Energy, Inc.*	11,677,946
192,113	Hess Corp.	12,589,165
98,290	Pioneer Natural Resources Co.	14,602,945

		38,870,056

Pharmaceuticals – 1.4%
135,637	Catalent, Inc.*	15,423,283

Road & Rail – 1.3%
69,703	Old Dominion Freight Line, Inc.	14,970,113

Semiconductors & Semiconductor Equipment – 5.5%
64,556	Cree, Inc.*	7,324,524
76,702	Entegris, Inc.	8,069,817
410,176	Marvell Technology Group Ltd.	19,803,297
63,842	Microchip Technology, Inc.	9,744,205
40,247	MKS Instruments, Inc.	6,636,730
277,217	ON Semiconductor Corp.*	11,163,529

		62,742,102

Software – 0.5%
40,547	Splunk, Inc.*	5,798,626

Specialty Retail – 3.8%
78,939	Advance Auto Parts, Inc.	12,657,869
37,881	Burlington Stores, Inc.*	9,804,360
230,217	L Brands, Inc.*	12,583,661
15,419	RH*	7,561,015

		42,606,905

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.8%
194,101	Capri Holdings Ltd.*	$9,058,694

Trading Companies & Distributors – 0.8%
189,728	Fastenal Co.	8,797,687

Water Utilities – 0.9%
70,791	American Water Works Co., Inc.	10,043,827

TOTAL COMMON STOCKS
(Cost $833,874,510)		$1,122,485,818

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,015,624	0.036%	$6,015,624
(Cost $6,015,624)

TOTAL INVESTMENTS – 99.6%
(Cost $839,890,134)		$1,128,501,442

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		3,852,421

NET ASSETS – 100.0%		$1,132,353,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.3%
722,953	AAR Corp.	$28,759,071
38,040	Cubic Corp.	2,641,878
257,228	Ducommun, Inc.*	13,993,203
474,400	Kaman Corp.	23,084,304

		68,478,456

Air Freight & Logistics – 0.2%
478,521	Air Transport Services Group, Inc.*	12,699,947

Airlines – 0.8%
75,686	Allegiant Travel Co.*	19,087,252
394,397	SkyWest, Inc.	22,232,159

		41,319,411

Auto Components – 1.5%
1,235,271	Adient PLC*	45,803,849
95,764	Cooper Tire & Rubber Co.	5,481,531
555,590	Goodyear Tire & Rubber Co. (The)*	9,339,468
108,261	Visteon Corp.*	13,767,552
268,861	Workhorse Group, Inc.*(a)	4,347,482

		78,739,882

Banks – 16.4%
333,164	Amalgamated Bank, Class A	5,850,360
889,352	Ameris Bancorp	42,368,729
825,789	Atlantic Union Bankshares Corp.	30,331,230
1,142,572	BancorpSouth Bank	34,345,714
94,220	Bank of Hawaii Corp.	8,244,250
619,056	Banner Corp.	32,054,720
1,314,245	Brookline Bancorp, Inc.	18,701,706
442,106	Cadence BanCorp	9,072,015
927,949	Columbia Banking System, Inc.	41,098,861
529,629	Community Bank System, Inc.	37,704,289
833,262	ConnectOne Bancorp, Inc.	19,356,676
1,497,655	CVB Financial Corp.	32,064,794
686,618	FB Financial Corp.	29,119,469
624,080	First Financial Bankshares, Inc.	27,871,413
828,845	First Merchants Corp.	34,852,932
460,896	First Midwest Bancorp, Inc.	9,116,523
184,733	First of Long Island Corp. (The)	3,432,339
397,418	German American Bancorp, Inc.	15,658,269
889,319	Glacier Bancorp, Inc.	48,201,090
567,203	Great Western Bancorp, Inc.	15,218,056
603,268	Heritage Financial Corp.	15,618,609
1,135,322	Home BancShares, Inc.	27,747,270
438,153	Independent Bank Corp.	37,466,463
566,606	Lakeland Financial Corp.	39,067,484
1,054,176	OceanFirst Financial Corp.	22,907,244
820,261	Pacific Premier Bancorp, Inc.	33,056,518
442,961	PacWest Bancorp	16,052,907
350,390	Pinnacle Financial Partners, Inc.	28,441,156
950,864	Renasant Corp.	37,349,938
502,069	South State Corp.	39,593,161
576,948	Towne Bank	16,639,180
518,493	TriCo Bancshares	22,331,494
1,246,810	United Community Banks, Inc.	41,219,539

		872,154,398

Common Stocks – (continued)
Beverages – 0.5%
1,829,878	Primo Water Corp.	26,148,957

Biotechnology – 0.8%
234,723	Arena Pharmaceuticals, Inc.*	18,859,993
82,445	Emergent BioSolutions, Inc.*	7,914,720
63,234	Novavax, Inc.*	14,621,598

		41,396,311

Building Products – 1.5%
95,579	AZEK Co., Inc. (The)*	4,215,990
88,376	Builders FirstSource, Inc.*	3,823,587
273,345	Gibraltar Industries, Inc.*	23,876,686
238,472	Griffon Corp.	5,866,411
1,776,134	Resideo Technologies, Inc.*	42,662,739

		80,445,413

Capital Markets – 2.0%
245,625	Hamilton Lane, Inc., Class A	21,958,875
233,829	Houlihan Lokey, Inc.	14,862,171
234,779	PJT Partners, Inc., Class A	16,368,792
742,424	Stifel Financial Corp.	45,347,258
174,787	Virtu Financial, Inc., Class A	4,766,442

		103,303,538

Chemicals – 2.5%
1,397,917	Avient Corp.	60,417,973
340,311	HB Fuller Co.	19,081,238
342,607	Kraton Corp.*	12,741,554
293,758	Livent Corp.*	5,469,774
32,315	Quaker Chemical Corp.	9,125,110
1,487,683	Tronox Holdings PLC, Class A	27,284,106

		134,119,755

Commercial Services & Supplies – 1.0%
547,134	ABM Industries, Inc.	23,625,246
273,829	Brady Corp., Class A	14,351,378
245,186	Casella Waste Systems, Inc., Class A*	14,201,173

		52,177,797

Communications Equipment – 0.7%
481,678	NetScout Systems, Inc.*	13,592,953
1,587,773	Viavi Solutions, Inc.*	25,698,106

		39,291,059

Construction & Engineering – 2.5%
431,246	Arcosa, Inc.	24,464,586
242,595	EMCOR Group, Inc.	23,621,475
640,330	MasTec, Inc.*	55,548,627
1,045,698	WillScot Mobile Mini Holdings Corp.*	28,997,206

		132,631,894

Construction Materials – 0.4%
730,064	Summit Materials, Inc., Class A*	20,230,073

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.7%
178,442	FirstCash, Inc.	$11,298,947
318,443	Green Dot Corp., Class A*	15,049,616
251,340	Oportun Financial Corp.*	4,101,869
123,953	PROG Holdings, Inc.	6,197,650

		36,648,082

Diversified Financial Services – 0.1%
167,562	Alerus Financial Corp.	4,609,631

Diversified Telecommunication Services – 0.5%
2,124,172	Vonage Holdings Corp.*	28,081,554

Electric Utilities – 1.9%
398,457	ALLETE, Inc.	24,756,133
277,271	IDACORP, Inc.	23,911,851
336,127	MGE Energy, Inc.	21,411,290
770,868	Portland General Electric Co.	32,499,795

		102,579,069

Electronic Equipment, Instruments & Components – 2.0%
589,374	CTS Corp.	18,960,162
234,692	FARO Technologies, Inc.*	21,934,314
632,322	Knowles Corp.*	13,145,974
189,037	Rogers Corp.*	34,306,435
1,397,595	TTM Technologies, Inc.*	19,734,041

		108,080,926

Energy Equipment & Services – 1.5%
686,831	Cactus, Inc., Class A	21,889,304
2,684,439	ChampionX Corp.*	57,098,018

		78,987,322

Entertainment – 0.5%
727,190	Cinemark Holdings, Inc.	16,325,415
270,228	IMAX Corp.*	5,585,613
37,302	Live Nation Entertainment, Inc.*	3,314,656

		25,225,684

Equity Real Estate Investment Trusts (REITs) – 8.5%
1,852,435	Acadia Realty Trust REIT	35,029,546
3,605,651	Colony Capital, Inc. REIT	21,345,454
163,607	CyrusOne, Inc. REIT	10,737,527
146,472	EastGroup Properties, Inc. REIT	19,936,304
1,126,959	Healthcare Realty Trust, Inc. REIT	32,524,037
489,384	Highwoods Properties, Inc. REIT	19,555,785
688,956	Hudson Pacific Properties, Inc. REIT	17,630,384
384,358	Life Storage, Inc. REIT	32,247,636
510,561	National Health Investors, Inc. REIT	34,855,999
1,261,290	Park Hotels & Resorts, Inc. REIT	27,433,057
2,004,545	Pebblebrook Hotel Trust REIT	45,422,990
1,560,293	Physicians Realty Trust REIT	26,524,981
749,933	Preferred Apartment Communities, Inc., Class A REIT	6,171,949
124,893	PS Business Parks, Inc. REIT	18,092,000
2,262,551	RLJ Lodging Trust REIT	35,522,051
177,880	Safehold, Inc. REIT	13,563,350
960,809	STAG Industrial, Inc. REIT	30,313,524

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
471,439	Terreno Realty Corp. REIT	26,419,441

		453,326,015

Food & Staples Retailing – 1.0%
993,995	Performance Food Group Co.*	53,914,289

Food Products – 2.3%
1,000,244	Darling Ingredients, Inc.*	63,055,382
665,328	Hostess Brands, Inc.*	9,574,070
49,830	Sanderson Farms, Inc.	7,599,075
521,926	Simply Good Foods Co. (The)*	15,224,581
969,134	Utz Brands, Inc.	24,490,016

		119,943,124

Gas Utilities – 0.8%
131,799	Chesapeake Utilities Corp.	13,935,108
438,768	ONE Gas, Inc.	29,384,293

		43,319,401

Health Care Equipment & Supplies – 1.8%
646,612	Avanos Medical, Inc.*	29,731,220
234,370	CONMED Corp.	28,841,572
220,489	LivaNova PLC*	17,096,717
177,095	Merit Medical Systems, Inc.*	9,867,734
155,240	NuVasive, Inc.*	9,365,629

		94,902,872

Health Care Providers & Services – 1.8%
435,520	Acadia Healthcare Co., Inc.*	24,058,125
233,805	AMN Healthcare Services, Inc.*	17,037,370
538,713	Owens & Minor, Inc.	18,321,629
721,345	Tenet Healthcare Corp.*	36,803,022

		96,220,146

Health Care Technology – 0.3%
1,127,510	Allscripts Healthcare Solutions, Inc.*	17,397,479

Hotels, Restaurants & Leisure – 5.2%
1,009,850	Boyd Gaming Corp.*	59,278,195
451,766	Brinker International, Inc.	30,986,630
376,119	Caesars Entertainment, Inc.*	35,144,559
169,839	Jack in the Box, Inc.	17,383,022
255,930	Marriott Vacations Worldwide Corp.*	43,433,880
292,840	Penn National Gaming, Inc.*	33,905,015
641,293	SeaWorld Entertainment, Inc.*	31,846,611
426,651	Travel + Leisure Co.	25,782,520

		277,760,432

Household Durables – 1.9%
11,450	Helen of Troy Ltd.*	2,482,360
144,489	Installed Building Products, Inc.*	15,801,317
334,465	Meritage Homes Corp.*	28,198,744
207,374	Purple Innovation, Inc.*	7,629,290
965,127	Taylor Morrison Home Corp.*	26,550,644
571,476	Tupperware Brands Corp.*	17,470,021

		98,132,376

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.3%
605,948	Clearway Energy, Inc., Class A	$15,845,540

Insurance – 3.4%
210,008	AMERISAFE, Inc.	12,289,668
665,564	BRP Group, Inc., Class A*	17,657,413
367,528	CNO Financial Group, Inc.	8,842,724
119,297	Enstar Group Ltd.*	25,361,349
136,167	Kemper Corp.	10,296,949
75,405	Kinsale Capital Group, Inc.	13,275,804
157,378	Palomar Holdings, Inc.*	13,397,589
183,045	Primerica, Inc.	25,851,445
207,226	RLI Corp.	21,621,961
477,722	Selective Insurance Group, Inc.	32,403,883

		180,998,785

Internet & Direct Marketing Retail – 0.1%
113,815	Magnite, Inc.*	5,562,139

IT Services – 1.3%
1,746,831	KBR, Inc.	54,151,761
182,125	ManTech International Corp., Class A	14,234,890

		68,386,651

Leisure Products – 0.6%
705,411	Callaway Golf Co.	19,716,238
145,752	Malibu Boats, Inc., Class A*	10,864,354

		30,580,592

Life Sciences Tools & Services – 0.9%
451,247	Luminex Corp.	14,674,553
105,840	PRA Health Sciences, Inc.*	15,601,874
239,448	Syneos Health, Inc.*	18,521,303

		48,797,730

Machinery – 6.4%
410,977	Astec Industries, Inc.	27,913,558
326,048	Chart Industries, Inc.*	46,654,208
323,063	CIRCOR International, Inc.*	11,504,274
776,301	Colfax Corp.*	34,428,949
428,559	Columbus McKinnon Corp.	21,573,660
831,507	Federal Signal Corp.	30,275,170
833,499	Kennametal, Inc.	31,139,523
1,149,752	Rexnord Corp.	51,681,353
465,711	SPX FLOW, Inc.*	28,669,169
196,584	Timken Co. (The)	15,402,356
733,185	TriMas Corp.*	24,627,684
133,801	Watts Water Technologies, Inc., Class A	15,265,356

		339,135,260

Media – 0.9%
211,891	Nexstar Media Group, Inc., Class A	29,145,607
1,109,201	TEGNA, Inc.	20,220,734

		49,366,341

Common Stocks – (continued)
Metals & Mining – 2.7%
456,434	Alcoa Corp.*	11,205,455
961,661	Allegheny Technologies, Inc.*	18,906,255
1,092,789	Arconic Corp.*	23,953,935
2,749,882	Cleveland-Cliffs, Inc.	36,683,426
2,250,908	Coeur Mining, Inc.*	20,280,681
586,845	Commercial Metals Co.	14,759,152
871,576	Constellium SE*	11,539,666
206,018	Warrior Met Coal, Inc.	3,949,365

		141,277,935

Mortgage Real Estate Investment Trusts (REITs) – 1.6%
1,249,370	KKR Real Estate Finance Trust, Inc. REIT	23,025,889
1,340,940	PennyMac Mortgage Investment Trust REIT	25,437,632
4,623,948	Two Harbors Investment Corp. REIT	33,384,905

		81,848,426

Multiline Retail – 0.1%
55,697	Big Lots, Inc.	3,538,987

Oil, Gas & Consumable Fuels – 3.2%
867,924	Brigham Minerals, Inc., Class A	12,419,992
1,086,892	CNX Resources Corp.*	13,705,708
1,649,851	Devon Energy Corp.	35,537,791
1,517,996	EQT Corp.*	27,005,149
949,408	Golar LNG Ltd. (Cameroon)*	10,718,816
428,921	Matador Resources Co.*	8,960,160
287,216	PDC Energy, Inc.*	10,038,199
823,336	Rattler Midstream LP	9,056,696
182,465	Renewable Energy Group, Inc.*	14,190,303
1,901,754	Viper Energy Partners LP	29,819,503

		171,452,317

Paper & Forest Products – 0.1%
114,569	Domtar Corp.	4,244,781

Pharmaceuticals – 0.1%
164,937	Intra-Cellular Therapies, Inc.*	5,843,718

Professional Services – 1.0%
424,099	ASGN, Inc.*	39,428,484
159,799	ICF International, Inc.	13,335,227

		52,763,711

Real Estate Management & Development – 0.3%
861,758	Kennedy-Wilson Holdings, Inc.	16,166,580

Road & Rail – 1.0%
396,181	ArcBest Corp.	23,370,717
148,353	Saia, Inc.*	29,749,227

		53,119,944

Semiconductors & Semiconductor Equipment – 2.2%
381,589	Allegro MicroSystems, Inc. (Japan)*	9,974,736
746,937	Cohu, Inc.*	32,454,413
152,113	MACOM Technology Solutions Holdings, Inc.*	9,788,471

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
537,084	Onto Innovation, Inc.*	$33,546,267
132,399	Semtech Corp.*	9,706,171
117,650	Silicon Laboratories, Inc.*	18,322,811

		113,792,869

Software – 0.8%
283,212	Bottomline Technologies DE, Inc.*	12,710,555
1,067,268	Cloudera, Inc.*	17,225,705
227,314	InterDigital, Inc.	14,404,888

		44,341,148

Specialty Retail – 4.2%
644,408	Abercrombie & Fitch Co., Class A	17,637,447
1,567,518	American Eagle Outfitters, Inc.	40,285,213
149,585	At Home Group, Inc.*	3,768,046
902,479	Bed Bath & Beyond, Inc.	24,240,586
10,434	Burlington Stores, Inc.*	2,700,528
30,908	Five Below, Inc.*	5,752,597
112,117	Group 1 Automotive, Inc.	17,091,116
96,780	Lithia Motors, Inc., Class A	36,190,881
474,782	Rent-A-Center, Inc.	27,423,408
32,868	RH*	16,117,481
258,506	Signet Jewelers Ltd.*	12,868,429
21,795	Sleep Number Corp.*	2,988,748
56,886	Sonic Automotive, Inc., Class A	2,623,013
313,076	Zumiez, Inc.*	14,113,466

		223,800,959

Textiles, Apparel & Luxury Goods – 1.8%
530,840	Capri Holdings Ltd.*	24,774,303
344,628	Crocs, Inc.*	26,439,860
8,137	Deckers Outdoor Corp.*	2,653,557
597,307	Tapestry, Inc.	25,170,517
464,319	Wolverine World Wide, Inc.	16,227,949

		95,266,186

Thrifts & Mortgage Finance – 2.2%
2,453,649	MGIC Investment Corp.	29,885,445
912,176	NMI Holdings, Inc., Class A*	20,852,343
136,473	Provident Financial Services, Inc.	2,760,849
357,678	Walker & Dunlop, Inc.	35,646,189
973,907	Washington Federal, Inc.	29,431,470

		118,576,296

Trading Companies & Distributors – 1.3%
640,310	Beacon Roofing Supply, Inc.*	30,626,027
451,531	Herc Holdings, Inc.*	39,626,361

		70,252,388

Water Utilities – 0.3%
248,027	SJW Group	15,546,332

TOTAL COMMON STOCKS
(Cost $3,531,592,198)		$5,292,770,908

Exchange-Traded Fund – 0.2%
81,010	iShares Russell 2000 Value ETF
(Cost $12,315,051)		$12,281,116

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,686,984	0.036%	$23,686,984
(Cost $23,686,984)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $3,567,594,233)		$5,328,739,008

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,933,827	0.036%	$5,933,827
(Cost $5,933,827)

TOTAL INVESTMENTS – 100.4%
(Cost $3,573,528,060)		$5,334,672,835

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(22,347,281)

NET ASSETS – 100.0%		$5,312,325,554

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 1.1%
16,812	AAR Corp.	$668,781
2,679	Curtiss-Wright Corp.	296,003
12,984	Hexcel Corp.*	698,020

		1,662,804

Air Freight & Logistics – 1.0%
12,838	XPO Logistics, Inc.*	1,496,911

Airlines – 1.1%
3,716	Allegiant Travel Co.*	937,138
13,790	SkyWest, Inc.	777,342

		1,714,480

Auto Components – 1.2%
33,868	Adient PLC*	1,255,826
3,079	Lear Corp.	511,391

		1,767,217

Banks – 10.4%
8,827	Bank of Hawaii Corp.	772,363
7,284	Cadence BanCorp	149,468
18,968	Columbia Banking System, Inc.	840,093
13,404	Commerce Bancshares, Inc.	992,298
10,133	Community Bank System, Inc.	721,368
8,013	Cullen/Frost Bankers, Inc.	836,557
18,596	East West Bancorp, Inc.	1,341,887
18,628	First Financial Bankshares, Inc.	831,926
17,851	Glacier Bancorp, Inc.	967,524
8,311	Independent Bank Corp.	710,674
26,896	PacWest Bancorp	974,711
15,450	Pinnacle Financial Partners, Inc.	1,254,077
11,117	Prosperity Bancshares, Inc.	816,766
6,332	Signature Bank	1,382,529
12,796	South State Corp.	1,009,093
27,156	Synovus Financial Corp.	1,148,970
12,152	Wintrust Financial Corp.	895,116

		15,645,420

Beverages – 0.7%
356	Boston Beer Co., Inc. (The), Class A*	366,221
43,466	Primo Water Corp.	621,129

		987,350

Biotechnology – 0.2%
3,495	Emergent BioSolutions, Inc.*	335,520

Building Products – 1.7%
21,551	AZEK Co., Inc. (The)*	950,614
5,545	Gibraltar Industries, Inc.*	484,356
48,493	Resideo Technologies, Inc.*	1,164,802

		2,599,772

Capital Markets – 2.0%
6,124	Hamilton Lane, Inc., Class A	547,486
6,462	Houlihan Lokey, Inc.	410,725
7,847	LPL Financial Holdings, Inc.	1,032,194
14,577	Stifel Financial Corp.	890,363

Common Stocks – (continued)
Capital Markets – (continued)
4,838	Virtu Financial, Inc., Class A	131,932

		3,012,700

Chemicals – 2.9%
12,735	Ashland Global Holdings, Inc.	1,071,268
33,264	Avient Corp.	1,437,670
12,444	Axalta Coating Systems Ltd.*	340,219
13,349	Huntsman Corp.	364,428
39,284	Tronox Holdings PLC, Class A	720,468
5,469	Westlake Chemical Corp.	468,092

		4,402,145

Communications Equipment – 1.0%
13,889	Ciena Corp.*	724,589
46,906	Viavi Solutions, Inc.*	759,174

		1,483,763

Construction & Engineering – 3.1%
25,388	AECOM*	1,469,711
6,773	Jacobs Engineering Group, Inc.	779,437
13,700	MasTec, Inc.*	1,188,475
14,819	Quanta Services, Inc.	1,242,573

		4,680,196

Construction Materials – 0.2%
1,760	Vulcan Materials Co.	293,902

Consumer Finance – 1.4%
24,300	Ally Financial, Inc.	1,008,450
4,917	FirstCash, Inc.	311,344
5,099	Green Dot Corp., Class A*	240,979
10,604	OneMain Holdings, Inc.	497,434

		2,058,207

Containers & Packaging – 1.8%
4,499	Avery Dennison Corp.	788,270
16,011	Crown Holdings, Inc.*	1,530,011
2,518	Packaging Corp. of America	332,426

		2,650,707

Diversified Consumer Services – 0.5%
3,826	Chegg, Inc.*	369,324
7,257	frontdoor, Inc.*	380,049

		749,373

Diversified Financial Services – 0.5%
13,112	Voya Financial, Inc.	790,391

Diversified Telecommunication Services – 0.4%
49,276	Vonage Holdings Corp.*	651,429

Electric Utilities – 1.6%
6,467	ALLETE, Inc.	401,795
14,124	Alliant Energy Corp.	651,964
8,738	IDACORP, Inc.	753,565
13,933	Portland General Electric Co.	587,415

		2,394,739

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 1.1%
5,110	Hubbell, Inc.	$907,076
5,873	Regal Beloit Corp.	802,663

		1,709,739

Electronic Equipment, Instruments & Components – 2.6%
43,550	Flex Ltd.*	792,175
2,675	Littelfuse, Inc.	696,088
20,079	National Instruments Corp.	891,508
13,500	Trimble, Inc.*	1,000,890
17,476	Vontier Corp.*	548,746

		3,929,407

Energy Equipment & Services – 0.7%
50,518	ChampionX Corp.*	1,074,518

Entertainment – 1.4%
20,813	Cinemark Holdings, Inc.	467,252
22,730	Liberty Media Corp.-Liberty Formula One, Class C*	997,847
7,308	Live Nation Entertainment, Inc.*	649,389

		2,114,488

Equity Real Estate Investment Trusts (REITs) – 9.2%
19,711	Americold Realty Trust REIT	690,674
9,456	Camden Property Trust REIT	984,842
15,579	Cousins Properties, Inc. REIT	522,520
21,685	CubeSmart REIT	801,478
11,676	CyrusOne, Inc. REIT	766,296
19,195	Duke Realty Corp. REIT	753,404
6,793	EastGroup Properties, Inc. REIT	924,595
16,131	Equity LifeStyle Properties, Inc. REIT	994,476
23,545	Healthcare Realty Trust, Inc. REIT	679,509
25,953	Highwoods Properties, Inc. REIT	1,037,082
21,627	Hudson Pacific Properties, Inc. REIT	553,435
8,416	Life Storage, Inc. REIT	706,102
4,447	Mid-America Apartment Communities, Inc. REIT	599,144
9,223	National Health Investors, Inc. REIT	629,654
38,446	Pebblebrook Hotel Trust REIT	871,186
2,445	PS Business Parks, Inc. REIT	354,183
54,500	RLJ Lodging Trust REIT	855,650
3,720	Sun Communities, Inc. REIT	565,254
9,408	Terreno Realty Corp. REIT	527,224

		13,816,708

Food & Staples Retailing – 0.9%
23,845	Performance Food Group Co.*	1,293,353

Food Products – 2.1%
16,664	Darling Ingredients, Inc.*	1,050,499
11,371	Hostess Brands, Inc.*	163,629
10,655	Lamb Weston Holdings, Inc.	849,949
4,875	Post Holdings, Inc.*	468,292
24,646	Utz Brands, Inc.	622,804

		3,155,173

Common Stocks – (continued)
Gas Utilities – 0.7%
5,466	Atmos Energy Corp.	462,478
9,523	ONE Gas, Inc.	637,756

		1,100,234

Health Care Equipment & Supplies – 2.0%
7,118	Avanos Medical, Inc.*	327,286
6,559	DENTSPLY SIRONA, Inc.	348,086
10,115	Globus Medical, Inc., Class A*	632,188
8,399	Hill-Rom Holdings, Inc.	895,921
11,342	Integra LifeSciences Holdings Corp.*	775,112

		2,978,593

Health Care Providers & Services – 1.0%
14,758	Acadia Healthcare Co., Inc.*	815,232
13,733	Tenet Healthcare Corp.*	700,658

		1,515,890

Hotels, Restaurants & Leisure – 3.8%
18,950	Boyd Gaming Corp.*	1,112,365
11,171	Brinker International, Inc.	766,219
11,355	Caesars Entertainment, Inc.*	1,061,011
4,391	Marriott Vacations Worldwide Corp.*	745,197
3,145	Penn National Gaming, Inc.*	364,128
17,429	SeaWorld Entertainment, Inc.*	865,524
14,346	Travel + Leisure Co.	866,929

		5,781,373

Household Durables – 1.3%
901	Helen of Troy Ltd.*	195,337
5,371	Installed Building Products, Inc.*	587,373
6,873	Meritage Homes Corp.*	579,463
22,303	Taylor Morrison Home Corp.*	613,555

		1,975,728

Independent Power and Renewable Electricity Producers – 0.3%
14,533	Clearway Energy, Inc., Class A	380,038

Industrial Conglomerates – 0.7%
7,781	Carlisle Cos., Inc.	1,130,190

Insurance – 4.2%
8,320	American Financial Group, Inc.	887,744
17,389	Brown & Brown, Inc.	798,155
11,452	Globe Life, Inc.	1,069,617
3,278	Hanover Insurance Group, Inc. (The)	378,117
7,883	Kemper Corp.	596,113
1,621	Kinsale Capital Group, Inc.	285,393
5,174	Primerica, Inc.	730,724
2,348	RenaissanceRe Holdings Ltd. (Bermuda)	392,069
7,511	Selective Insurance Group, Inc.	509,471
10,952	W R Berkley Corp.	759,302

		6,406,705

IT Services – 1.3%
3,433	CACI International, Inc., Class A*	759,860
16,939	Genpact Ltd.	685,013
2,828	WEX, Inc.*	589,214

		2,034,087

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.9%
10,760	Brunswick Corp.	$950,861
14,814	Callaway Golf Co.	414,051

		1,364,912

Life Sciences Tools & Services – 2.2%
9,077	PerkinElmer, Inc.	1,144,519
6,557	PRA Health Sciences, Inc.*	966,567
15,496	Syneos Health, Inc.*	1,198,616

		3,309,702

Machinery – 5.3%
4,751	Chart Industries, Inc.*	679,821
26,441	Colfax Corp.*	1,172,658
12,554	Donaldson Co., Inc.	739,556
44,240	Gates Industrial Corp. PLC*	663,600
12,984	Graco, Inc.	900,441
14,535	ITT, Inc.	1,206,114
27,940	Rexnord Corp.	1,255,903
16,644	Timken Co. (The)	1,304,057

		7,922,150

Media – 0.5%
4,942	Nexstar Media Group, Inc., Class A	679,772

Metals & Mining – 1.5%
20,504	Allegheny Technologies, Inc.*	403,108
14,538	Arconic Corp.*	318,673
31,425	Coeur Mining, Inc.*	283,139
23,232	Commercial Metals Co.	584,285
24,267	Constellium SE*	321,295
9,808	Steel Dynamics, Inc.	407,817

		2,318,317

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
24,147	KKR Real Estate Finance Trust, Inc. REIT	445,029
25,995	PennyMac Mortgage Investment Trust REIT	493,125
95,358	Two Harbors Investment Corp. REIT	688,485

		1,626,639

Oil, Gas & Consumable Fuels – 2.6%
15,904	Cheniere Energy, Inc.*	1,071,770
48,261	Devon Energy Corp.	1,039,542
29,868	EQT Corp.*	531,352
5,160	Pioneer Natural Resources Co.	766,621
28,251	Viper Energy Partners LP	442,976

		3,852,261

Pharmaceuticals – 1.1%
14,582	Catalent, Inc.*	1,658,119

Professional Services – 1.9%
13,066	ASGN, Inc.*	1,214,746
11,501	Robert Half International, Inc.	894,663
8,693	Science Applications International Corp.	748,728

		2,858,137

Common Stocks – (continued)
Real Estate Management & Development – 0.6%
38,307	Cushman & Wakefield PLC*	592,993
15,849	Kennedy-Wilson Holdings, Inc.	297,327

		890,320

Road & Rail – 1.1%
10,759	ArcBest Corp.	634,673
3,936	Old Dominion Freight Line, Inc.	845,335
1,225	Saia, Inc.*	245,649

		1,725,657

Semiconductors & Semiconductor Equipment – 2.9%
22,769	Allegro MicroSystems, Inc. (Japan)*	595,182
7,665	Cree, Inc.*	869,671
6,089	Entegris, Inc.	640,624
3,528	First Solar, Inc.*	285,838
4,646	MKS Instruments, Inc.	766,125
30,549	ON Semiconductor Corp.*	1,230,208

		4,387,648

Software – 0.6%
20,301	Nuance Communications, Inc.*	905,425

Specialty Retail – 5.3%
12,921	Abercrombie & Fitch Co., Class A	353,648
41,555	American Eagle Outfitters, Inc.	1,067,963
15,731	Bed Bath & Beyond, Inc.	422,535
2,206	Burlington Stores, Inc.*	570,957
2,243	Dick’s Sporting Goods, Inc.	160,083
3,223	Five Below, Inc.*	599,865
25,343	Gap, Inc. (The)*	632,308
39,397	L Brands, Inc.*	2,153,440
1,766	Lithia Motors, Inc., Class A	660,396
10,457	Rent-A-Center, Inc.	603,996
1,446	RH*	709,075
1,685	Signet Jewelers Ltd.*	83,879

		8,018,145

Textiles, Apparel & Luxury Goods – 2.2%
20,434	Capri Holdings Ltd.*	953,655
10,025	Crocs, Inc.*	769,118
640	Deckers Outdoor Corp.*	208,710
27,677	Tapestry, Inc.	1,166,309
6,428	Wolverine World Wide, Inc.	224,659

		3,322,451

Thrifts & Mortgage Finance – 1.2%
63,656	MGIC Investment Corp.	775,330
14,966	NMI Holdings, Inc., Class A*	342,123
20,947	Washington Federal, Inc.	633,018

		1,750,471

Trading Companies & Distributors – 0.7%
11,962	Beacon Roofing Supply, Inc.*	572,143
1,993	Watsco, Inc.	484,498

		1,056,641

TOTAL COMMON STOCKS
(Cost $109,662,892)		$147,420,017

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 2.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,416,463	0.036%	$4,416,463
(Cost $4,416,463)

TOTAL INVESTMENTS – 100.7%
(Cost $114,079,355)		$151,836,480

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(1,116,208)

NET ASSETS – 100.0%		$150,720,272

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $299,192,101, $22,325,996, and $345,874,444, respectively)	$376,025,423	$24,767,245	$442,769,578
Investments in affiliated issuers, at value (cost $0, $874,527 and $4,759,736, respectively)	—	874,527	4,759,736
Cash	—	257,827	951,689
Receivables:
Dividends	712,143	36,247	735,447
Investments sold	400,721	—	—
Fund shares sold	109,396	1,025,917	235,289
Foreign tax reclaims	36,636	242	54,936
Reimbursement from investment adviser	28,288	16,995	59,775
Other assets	79,145	38,014	65,996
Total assets	377,391,752	27,017,014	449,632,446

Liabilities:
Payables:
Management fees	200,885	12,389	257,614
Due to custodian	152,401	—	—
Fund shares redeemed	149,559	—	318,763
Distribution and Service fees and Transfer Agency fees	104,664	715	55,612
Investments purchased	—	476,686	365,821
Accrued expenses	241,349	132,640	221,599
Total liabilities	848,858	622,430	1,219,409

Net Assets:
Paid-in capital	301,295,810	23,554,363	347,598,718
Total distributable earnings	75,247,084	2,840,221	100,814,319
NET ASSETS	$376,542,894	$26,394,584	$448,413,037
Net Assets:
Class A	$305,229,495	$235,490	$81,036,631
Class C	5,632,612	68,181	16,427,051
Institutional	28,232,993	5,332,794	163,573,857
Service	91,207	—	827,845
Investor	2,600,834	11,657	3,403,666
Class R6	5,593,000	11,657	1,653,750
Class R	1,237,357	38,194	2,996,388
Class P	27,925,396	20,696,611	178,493,849
Total Net Assets	$376,542,894	$26,394,584	$448,413,037
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,327,910	18,040	5,164,998
Class C	142,265	5,277	1,108,834
Institutional	665,400	407,489	10,316,015
Service	2,182	—	52,954
Investor	62,548	893	217,059
Class R6	131,805	892	101,697
Class R	29,876	2,940	197,284
Class P	658,257	1,583,660	10,977,856
Net asset value, offering and redemption price per share:(a)
Class A	$41.65	$13.05	$15.69
Class C	39.59	12.92	14.81
Institutional	42.43	13.09	15.86
Service	41.81	—	15.63
Investor	41.58	13.06	15.68
Class R6	42.43	13.07	16.26
Class R	41.42	12.99	15.19
Class P	42.42	13.07	16.26

(a)	Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value and Large Cap Value Funds is $44.07, $13.81 and $16.60, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $833,874,510, $3,543,907,249, and $109,662,892, respectively)(a)	$1,122,485,818	$5,305,052,024	$147,420,017
Investments in affiliated issuers, at value (cost $6,015,624, $23,686,984 and $4,416,463, respectively)	6,015,624	23,686,984	4,416,463
Investments in securities lending reinvestment vehicle, at value which equals cost	—	5,933,827	—
Cash	7,682,598	—	178,325
Receivables:
Investments sold	2,108,182	27,895,164	806,775
Fund shares sold	1,796,247	8,171,799	253,995
Dividends	1,153,100	3,294,080	116,450
Reimbursement from investment adviser	18,433	200,750	28,969
Foreign tax reclaims	6,591	208,183	4,469
Securities lending income	1,629	4,953	16
Other assets	68,084	136,508	63,082
Total assets	1,141,336,306	5,374,584,272	153,288,561

Liabilities:
Payables:
Investments purchased	6,755,626	14,175,817	2,322,659
Fund shares redeemed	966,668	24,626,854	8,435
Management fees	650,547	3,698,122	89,798
Distribution and Service fees and Transfer Agency fees	212,975	347,751	5,313
Upon return of securities loaned	—	5,933,827	—
Due to custodian	—	12,655,561	—
Accrued expenses	396,627	820,786	142,084
Total liabilities	8,982,443	62,258,718	2,568,289

Net Assets:
Paid-in capital	803,604,377	3,556,634,160	118,815,276
Total distributable earnings	328,749,486	1,755,691,394	31,904,996
NET ASSETS	$1,132,353,863	$5,312,325,554	$150,720,272
Net Assets:
Class A	$489,829,567	$485,806,262	$1,385,869
Class C	16,108,779	2,942,564	1,326,750
Institutional	302,268,908	2,817,151,164	14,030,084
Service	32,174,002	35,646,625	—
Investor	37,929,762	161,857,386	3,422,273
Class R6	69,628,529	1,443,782,176	72,859,423
Class R	19,342,419	65,369,032	74,003
Class P	165,071,897	299,770,345	57,621,870
Total Net Assets	$1,132,353,863	$5,312,325,554	$150,720,272
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	12,488,474	8,581,982	89,984
Class C	474,843	73,723	88,771
Institutional	7,614,177	45,436,036	899,249
Service	839,036	653,336	—
Investor	992,957	2,886,894	220,601
Class R6	1,755,261	23,298,114	4,674,863
Class R	511,068	1,186,715	4,811
Class P	4,161,960	4,837,121	3,697,726
Net asset value, offering and redemption price per share:(b)
Class A	$39.22	$56.61	$15.40
Class C	33.92	39.91	14.95
Institutional	39.70	62.00	15.60
Service	38.35	54.56	—
Investor	38.20	56.07	15.51
Class R6	39.67	61.97	15.59
Class R	37.85	55.08	15.38
Class P	39.66	61.97	15.58

(a)	Includes loaned securities having a market value of $–, $5,115,803 and $— for Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds is $41.50, $59.90 and $16.30, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $–, $311 and $4,641, respectively)	$4,036,126	$106,739	$3,827,011

Dividends — affiliated issuers	104	54	502

Securities lending income — unaffiliated issuer	1,459	—	—

Total investment income	4,037,689	106,793	3,827,513

Expenses:

Management fees	1,232,358	48,468	1,554,501

Distribution and Service fees(a)	390,427	472	167,145

Transfer Agency fees(a)	252,140	2,376	134,477

Registration fees	65,198	49,446	61,118

Professional fees	47,813	46,593	46,587

Printing and mailing costs	40,567	8,974	23,367

Custody, accounting and administrative services	26,816	10,183	31,301

Trustee fees	10,221	9,974	10,255

Service fees — Class C	6,625	54	20,967

Shareholder Administration fees — Service Shares	188	—	1,026

Other	9,159	4,124	9,257

Total expenses	2,081,512	180,664	2,060,001

Less — expense reductions	(269,749)	(129,441)	(336,151)

Net expenses	1,811,763	51,223	1,723,850

NET INVESTMENT INCOME	2,225,926	55,570	2,103,663

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	11,531,222	796,464	10,897,308

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	22,725,678	1,445,862	51,710,333

Net realized and unrealized gain	34,256,900	2,242,326	62,607,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,482,826	$2,297,896	$64,711,304

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income	$367,419	$19,875	$188	$2,945	$235,149	$4,240	$5,120	$30	$2,463	$801	$943	$3,394
Focused Value	202	161	—	109	129	34	349	—	25	5	35	1,799
Large Cap Value	95,706	62,904	1,026	7,509	61,253	13,420	29,891	164	2,657	273	2,403	24,416

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $3,607, $– and $–, respectively)	$6,196,691	$27,441,010	$702,924

Dividends — affiliated issuers	489	1,846	162

Securities lending income — unaffiliated issuer	4,954	126,588	422

Total investment income	6,202,134	27,569,444	703,508

Expenses:

Management fees	3,854,611	22,209,812	471,833

Distribution and Service fees(a)	704,726	751,945	5,607

Transfer Agency fees(a)	506,285	1,263,989	20,635

Registration fees	75,439	85,738	75,358

Printing and mailing costs	69,011	213,940	9,913

Custody, accounting and administrative services	68,875	293,873	17,283

Service fees — Class C	19,874	3,311	1,344

Professional fees	46,778	47,372	46,808

Shareholder Administration fees — Service Shares	38,186	47,528	—

Trustee fees	10,673	12,461	10,040

Other	8,337	24,947	4,459

Total expenses	5,402,795	24,954,916	663,280

Less — expense reductions	(3,063)	(651,981)	(162,484)

Net expenses	5,399,732	24,302,935	500,796

NET INVESTMENT INCOME	802,402	3,266,509	202,712

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	89,046,865	366,059,326	5,821,215

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	150,707,458	1,287,431,661	29,606,050

Net realized and unrealized gain	239,754,323	1,653,490,987	35,427,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$240,556,725	$1,656,757,496	$35,629,977

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Value	$562,559	$59,619	$38,186	$44,361	$360,040	$12,719	$55,100	$6,110	$27,564	$9,185	$14,196	$21,371
Small Cap Value	546,454	9,935	47,528	148,028	349,733	2,119	517,559	7,605	103,722	199,353	47,369	36,529
Small/Mid Cap Value	1,368	4,032	—	207	875	860	1,771	—	1,273	8,967	66	6,823

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$2,225,926	$5,876,288	$55,570	$97,729
Net realized gain (loss)	11,531,222	(13,778,505)	796,464	(263,076)
Net change in unrealized gain	22,725,678	17,898,586	1,445,862	749,647
Net increase in net assets resulting from operations	36,482,826	9,996,369	2,297,896	584,300

Distributions to shareholders:
From distributable earnings:
Class A Shares	(2,028,211)	(17,532,636)	(2,864)	(896)
Class C Shares	(16,714)	(409,370)	(390)	(328)
Institutional Shares	(214,636)	(1,216,336)	(19,225)	(13,526)
Service Shares	(963)	(9,520)	—	—
Investor Shares	(25,762)	(148,693)	(715)	(521)
Class R6 Shares	(44,857)	(352,619)	(749)	(557)
Class R Shares	(6,688)	(83,278)	(1,033)	(358)
Class P Shares	(182,619)	(751,373)	(221,552)	(141,442)
From return of capital:
Total distributions to shareholders	(2,520,450)	(20,503,825)	(246,528)	(157,628)

From share transactions:
Proceeds from sales of shares	19,723,778	27,017,610	16,320,230	5,277,622
Reinvestment of distributions	2,468,708	20,013,288	246,527	157,628
Cost of shares redeemed	(29,235,739)	(48,563,613)	(2,032,775)	(1,754,963)
Net increase (decrease) in net assets resulting from share transactions	(7,043,253)	(1,532,715)	14,533,982	3,680,287
TOTAL INCREASE (DECREASE)	26,919,123	(12,040,171)	16,585,350	4,106,959

Net assets:
Beginning of period	349,623,771	361,663,942	9,809,234	5,702,275
End of period	$376,542,894	$349,623,771	$26,394,584	$9,809,234

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$2,103,663	$5,602,606	$802,402	$6,756,368
Net realized gain (loss)	10,897,308	11,871,508	89,046,865	(18,287,118)
Net change in unrealized gain (loss)	51,710,333	(8,987,506)	150,707,458	6,802,943
Net increase (decrease) in net assets resulting from operations	64,711,304	8,486,608	240,556,725	(4,727,807)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(2,596,115)	(4,777,394)	(1,732,461)	(15,695,026)
Class C Shares	(463,197)	(1,128,907)	—	(730,806)
Institutional Shares	(5,488,119)	(8,924,042)	(1,983,199)	(11,197,871)
Service Shares	(26,170)	(55,313)	(69,711)	(1,246,153)
Investor Shares	(118,038)	(239,744)	(214,960)	(1,409,539)
Class R6 Shares	(68,223)	(112,182)	(461,696)	(1,788,686)
Class R Shares	(95,537)	(208,225)	(26,075)	(644,977)
Class P Shares	(5,747,841)	(10,614,391)	(1,049,073)	(4,380,812)
From return of capital:
Class A Shares	—	—	—	(496,723)
Class C Shares	—	—	—	(23,129)
Institutional Shares	—	—	—	(354,394)
Service Shares	—	—	—	(39,439)
Investor Shares	—	—	—	(44,610)
Class R6 Shares	—	—	—	(56,609)
Class R Shares	—	—	—	(20,412)
Class P Shares	—	—	—	(138,646)
Total distributions to shareholders	(14,603,240)	(26,060,198)	(5,537,175)	(38,267,832)

From share transactions:
Proceeds from sales of shares	21,448,935	39,333,770	64,890,768	168,041,377
Reinvestment of distributions	14,548,855	25,541,835	5,131,888	35,333,367
Cost of shares redeemed	(33,871,431)	(126,591,157)	(150,082,111)	(387,348,378)
Net increase (decrease) in net assets resulting from share transactions	1,926,359	(61,715,552)	(80,059,455)	(183,973,634)
TOTAL INCREASE (DECREASE)	52,034,423	(79,289,142)	154,960,095	(226,969,273)

Net assets:
Beginning of period	396,378,614	475,667,756	977,393,768	1,204,363,041
End of period	$448,413,037	$396,378,614	$1,132,353,863	$977,393,768

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$3,266,509	$34,972,897	$202,712	$854,786

Net realized gain (loss)	366,059,326	(193,640,071)	5,821,215	(8,209,215)

Net change in unrealized gain (loss)	1,287,431,661	(309,976,878)	29,606,050	1,696,171

Net increase (decrease) in net assets resulting from operations	1,656,757,496	(468,644,052)	35,629,977	(5,658,258)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(884,665)	(27,617,788)	(4,199)	(7,146)

Class C Shares	—	(455,913)	—	—

Institutional Shares	(13,501,670)	(150,441,897)	(60,427)	(64,934)

Service Shares	(18,081)	(2,760,504)	—	—

Investor Shares	(585,487)	(7,064,182)	(7,543)	(29,922)

Class R6 Shares	(7,311,413)	(65,209,388)	(439,348)	(605,200)

Class R Shares	—	(3,705,297)	—	(584)

Class P Shares	(1,337,472)	(10,863,518)	(332,143)	(508,457)

From return of capital:

Total distributions to shareholders	(23,638,788)	(268,118,487)	(843,660)	(1,216,243)

From share transactions:

Proceeds from sales of shares	517,325,174	1,187,909,742	26,262,249	19,961,483

Reinvestment of distributions	23,006,156	258,783,478	842,799	1,215,128

Cost of shares redeemed	(1,380,267,048)	(1,736,309,339)	(12,328,255)	(31,021,453)

Net increase (decrease) in net assets resulting from share transactions	(839,935,718)	(289,616,119)	14,776,793	(9,844,842)

TOTAL INCREASE (DECREASE)	793,182,990	(1,026,378,658)	49,563,110	(16,719,343)

Net assets:

Beginning of period	4,519,142,564	5,545,521,222	101,157,162	117,876,505
End of period	$5,312,325,554	$4,519,142,564	$150,720,272	$101,157,162

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$37.94		$38.96	$38.26	$35.17	$32.53	$30.47

Net investment income(a)	0.24		0.62	0.67	0.67	0.61	0.68

Net realized and unrealized gain	3.74		0.58	0.99	3.12	2.60	2.02

Total from investment operations	3.98		1.20	1.66	3.79	3.21	2.70

Distributions to shareholders from net investment income	(0.27)		(0.65)	(0.66)	(0.70)	(0.57)	(0.64)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.27)		(2.22)	(0.96)	(0.70)	(0.57)	(0.64)

Net asset value, end of period	$41.65		$37.94	$38.96	$38.26	$35.17	$32.53

Total Return(b)	10.55%		3.08%	4.53%	10.88%	9.93%	9.01%

Net assets, end of period (in 000’s)	$305,229		$292,009	$312,148	$318,960	$327,650	$359,003

Ratio of net expenses to average net assets	1.05	%(c)	1.08%	1.09%	1.12%	1.13%	1.13%

Ratio of total expenses to average net assets	1.21	%(c)	1.25%	1.25%	1.27%	1.24%	1.26%

Ratio of net investment income to average net assets	1.21	%(c)	1.67%	1.79%	1.81%	1.77%	2.22%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$36.06		$37.12	$36.41	$33.50	$31.01	$29.08

Net investment income(a)	0.08		0.34	0.38	0.37	0.33	0.43

Net realized and unrealized gain	3.57		0.54	0.96	2.98	2.48	1.93

Total from investment operations	3.65		0.88	1.34	3.35	2.81	2.36

Distributions to shareholders from net investment income	(0.12)		(0.37)	(0.33)	(0.44)	(0.32)	(0.43)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.12)		(1.94)	(0.63)	(0.44)	(0.32)	(0.43)

Net asset value, end of period	$39.59		$36.06	$37.12	$36.41	$33.50	$31.01

Total Return(b)	10.12%		2.33%	3.82%	10.06%	9.10%	8.21%

Net assets, end of period (in 000’s)	$5,633		$5,477	$8,116	$16,982	$18,460	$22,371

Ratio of net expenses to average net assets	1.80	%(c)	1.83%	1.85%	1.87%	1.88%	1.88%

Ratio of total expenses to average net assets	1.96	%(c)	2.00%	2.00%	2.02%	1.99%	2.01%

Ratio of net investment income to average net assets	0.45	%(c)	0.94%	1.05%	1.06%	1.02%	1.47%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$38.65		$39.66	$38.92	$35.77	$33.07	$30.96

Net investment income(a)	0.31		0.76	0.83	0.81	0.77	0.82

Net realized and unrealized gain	3.80		0.58	1.01	3.18	2.64	2.06

Total from investment operations	4.11		1.34	1.84	3.99	3.41	2.88

Distributions to shareholders from net investment income	(0.33)		(0.78)	(0.80)	(0.84)	(0.71)	(0.77)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.33)		(2.35)	(1.10)	(0.84)	(0.71)	(0.77)

Net asset value, end of period	$42.43		$38.65	$39.66	$38.92	$35.77	$33.07

Total Return(b)	10.72%		3.41%	4.94%	11.30%	10.38%	9.46%

Net assets, end of period (in 000’s)	$28,233		$22,592	$19,906	$24,658	$37,415	$31,409

Ratio of net expenses to average net assets	0.73	%(c)	0.74%	0.73%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	0.84	%(c)	0.86%	0.86%	0.87%	0.84%	0.86%

Ratio of net investment income to average net assets	1.53	%(c)	2.00%	2.17%	2.17%	2.19%	2.61%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$38.08		$39.10	$38.39	$35.28	$32.53	$30.46

Net investment income(a)	0.19		0.57	0.61	0.63	0.57	0.65

Net realized and unrealized gain	3.77		0.57	1.01	3.13	2.61	2.02

Total from investment operations	3.96		1.14	1.62	3.76	3.18	2.67

Distributions to shareholders from net investment income	(0.23)		(0.59)	(0.61)	(0.65)	(0.43)	(0.60)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.23)		(2.16)	(0.91)	(0.65)	(0.43)	(0.60)

Net asset value, end of period	$41.81		$38.08	$39.10	$38.39	$35.28	$32.53

Total Return(b)	10.47%		2.89%	4.40%	10.77%	9.84%	8.88%

Net assets, end of period (in 000’s)	$91		$161	$175	$84	$86	$324

Ratio of net expenses to average net assets	1.23	%(c)	1.24%	1.23%	1.23%	1.23%	1.23%

Ratio of total expenses to average net assets	1.34	%(c)	1.37%	1.36%	1.38%	1.33%	1.36%

Ratio of net investment income to average net assets	0.99	%(c)	1.52%	1.60%	1.70%	1.66%	2.11%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$37.88		$38.91	$38.20	$35.12	$32.49	$30.41

Net investment income(a)	0.29		0.71	0.76	0.76	0.75	0.76

Net realized and unrealized gain	3.72		0.58	1.00	3.11	2.55	2.02

Total from investment operations	4.01		1.29	1.76	3.87	3.30	2.78

Distributions to shareholders from net investment income	(0.31)		(0.75)	(0.75)	(0.79)	(0.67)	(0.70)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.31)		(2.32)	(1.05)	(0.79)	(0.67)	(0.70)

Net asset value, end of period	$41.58		$37.88	$38.91	$38.20	$35.12	$32.49

Total Return(b)	10.67%		3.33%	4.82%	11.15%	10.21%	9.27%

Net assets, end of period (in 000’s)	$2,601		$2,384	$2,321	$2,851	$2,623	$743

Ratio of net expenses to average net assets	0.80	%(c)	0.83%	0.85%	0.87%	0.88%	0.88%

Ratio of total expenses to average net assets	0.96	%(c)	0.99%	1.00%	1.02%	1.00%	1.01%

Ratio of net investment income to average net assets	1.49	%(c)	1.92%	2.04%	2.07%	2.17%	2.47%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$38.65		$39.66	$38.92	$35.76	$33.06	$30.97

Net investment income(a)	0.31		0.76	0.80	0.83	0.77	0.82

Net realized and unrealized gain	3.81		0.58	1.04	3.17	2.64	2.04

Total from investment operations	4.12		1.34	1.84	4.00	3.41	2.86

Distributions to shareholders from net investment income	(0.34)		(0.78)	(0.80)	(0.84)	(0.71)	(0.77)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.34)		(2.35)	(1.10)	(0.84)	(0.71)	(0.77)

Net asset value, end of period	$42.43		$38.65	$39.66	$38.92	$35.76	$33.06

Total Return(b)	10.73%		3.42%	4.95%	11.34%	10.39%	9.40%

Net assets, end of period (in 000’s)	$5,593		$5,378	$5,973	$13	$11	$10

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.72%	0.72%	0.73%	0.73%

Ratio of total expenses to average net assets	0.83	%(c)	0.86%	0.85%	0.86%	0.84%	0.86%

Ratio of net investment income to average net assets	1.53	%(c)	2.00%	2.08%	2.22%	2.20%	2.62%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$37.73		$38.75	$38.05	$34.98	$32.35	$30.32

Net investment income(a)	0.19		0.53	0.57	0.57	0.53	0.60

Net realized and unrealized gain	3.72		0.57	1.00	3.10	2.59	2.00

Total from investment operations	3.91		1.10	1.57	3.67	3.12	2.60

Distributions to shareholders from net investment income	(0.22)		(0.55)	(0.57)	(0.60)	(0.49)	(0.57)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—	—	—

Total distributions	(0.22)		(2.12)	(0.87)	(0.60)	(0.49)	(0.57)

Net asset value, end of period	$41.42		$37.73	$38.75	$38.05	$34.98	$32.35

Total Return(b)	10.42%		2.82%	4.29%	10.59%	9.68%	8.71%

Net assets, end of period (in 000’s)	$1,237		$1,131	$1,525	$1,492	$1,571	$1,477

Ratio of net expenses to average net assets	1.30	%(c)	1.33%	1.34%	1.37%	1.38%	1.38%

Ratio of total expenses to average net assets	1.46	%(c)	1.50%	1.50%	1.52%	1.49%	1.51%

Ratio of net investment income to average net assets	0.96	%(c)	1.42%	1.54%	1.55%	1.54%	1.96%

Portfolio turnover rate(d)	17%		42%	42%	69%	43%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$38.64		$39.65	$38.92	$37.37

Net investment income(b)	0.31		0.76	0.82	0.31

Net realized and unrealized gain	3.81		0.59	1.01	1.48

Total from investment operations	4.12		1.35	1.83	1.79

Distributions to shareholders from net investment income	(0.34)		(0.79)	(0.80)	(0.24)

Distributions to shareholders from net realized gains	—		(1.57)	(0.30)	—

Total distributions	(0.34)		(2.36)	(1.10)	(0.24)

Net asset value, end of period	$42.42		$38.64	$39.65	$38.92

Total Return(c)	10.73%		3.43%	4.92%	4.84%

Net assets, end of period (in 000’s)	$27,925		$20,492	$11,500	$10,835

Ratio of net expenses to average net assets	0.72	%(d)	0.73%	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.85%	0.85%	0.95	%(d)

Ratio of net investment income to average net assets	1.53	%(d)	2.04%	2.16%	2.20	%(d)

Portfolio turnover rate(e)	17%		42%	42%	69%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.25		$10.69	$11.08	$11.10	$9.89	$9.28

Net investment income(a)	0.03		0.09	0.08	0.05	0.10	0.12

Net realized and unrealized gain	1.99		0.62	0.09	0.87	1.22	0.52

Total from investment operations	2.02		0.71	0.17	0.92	1.32	0.64

Distributions to shareholders from net investment income	(0.08)		(0.04)	(0.05)	(0.08)	(0.11)	(0.03)

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	(0.86)	—	—

Total distributions	(0.22)		(0.15)	(0.56)	(0.94)	(0.11)	(0.03)

Net asset value, end of period	$13.05		$11.25	$10.69	$11.08	$11.10	$9.89

Total Return(b)	18.05%		6.60%	2.10%	8.64%	13.42%	6.93%

Net assets, end of period (in 000’s)	$235		$148	$63	$52	$50	$25

Ratio of net expenses to average net assets	1.05	%(c)	1.09%	1.09%	1.12%	1.13%	1.13%

Ratio of total expenses to average net assets	3.09	%(c)	4.71%	8.11%	4.84%	7.96%	14.54%

Ratio of net investment income to average net assets	0.50	%(c)	0.83%	0.78%	0.50%	0.95%	1.33%

Portfolio turnover rate(d)	52%		102%	122%	204%	126%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.11		$10.60	$11.03	$11.05	$9.84	$9.28

Net investment income (loss)(a)	(0.02)		0.01	—	(0.03)	0.03	0.05

Net realized and unrealized gain	1.97		0.61	0.09	0.87	1.21	0.51

Total from investment operations	1.95		0.62	0.09	0.84	1.24	0.56

Distributions to shareholders from net investment income	—		—	(0.01)	—	(0.03)	— (b)

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	(0.86)	—	—

Total distributions	(0.14)		(0.11)	(0.52)	(0.86)	(0.03)	— (b)

Net asset value, end of period	$12.92		$11.11	$10.60	$11.03	$11.05	$9.84

Total Return(c)	17.59%		5.85%	1.27%	7.87%	12.64%	6.06%

Net assets, end of period (in 000’s)	$68		$32	$30	$30	$48	$25

Ratio of net expenses to average net assets	1.79	%(d)	1.85%	1.85%	1.87%	1.88%	1.88%

Ratio of total expenses to average net assets	3.67	%(d)	5.81%	8.79%	5.77%	8.66%	15.30%

Ratio of net investment income (loss) to average net assets	(0.38	)%(d)	0.06%	0.05%	(0.24)%	0.25%	0.58%

Portfolio turnover rate(e)	52%		102%	122%	204%	126%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.29		$10.72	$11.13	$11.14	$9.92	$9.29

Net investment income(a)	0.05		0.12	0.12	0.09	0.15	0.16

Net realized and unrealized gain	2.00		0.63	0.08	0.88	1.21	0.52

Total from investment operations	2.05		0.75	0.20	0.97	1.36	0.68

Distributions to shareholders from net investment income	(0.11)		(0.07)	(0.10)	(0.12)	(0.14)	(0.05)

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	(0.86)	—	—

Total distributions	(0.25)		(0.18)	(0.61)	(0.98)	(0.14)	(0.05)

Net asset value, end of period	$13.09		$11.29	$10.72	$11.13	$11.14	$9.92

Total Return(b)	18.27%		7.00%	2.47%	9.06%	13.79%	7.33%

Net assets, end of period (in 000’s)	$5,333		$871	$776	$1,007	$4,802	$3,206

Ratio of net expenses to average net assets	0.73	%(c)	0.76%	0.73%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	2.25	%(c)	4.65%	7.57%	4.40%	7.40%	13.52%

Ratio of net investment income to average net assets	0.83	%(c)	1.13%	1.16%	0.86%	1.39%	1.73%

Portfolio turnover rate(d)	52%		102%	122%	204%	126%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.26		$10.69	$11.13	$11.13	$9.91	$9.29

Net investment income(a)	0.04		0.11	0.11	0.08	0.13	0.15

Net realized and unrealized gain	2.00		0.63	0.07	0.88	1.22	0.51

Total from investment operations	2.04		0.74	0.18	0.96	1.35	0.66

Distributions to shareholders from net investment income	(0.10)		(0.06)	(0.11)	(0.10)	(0.13)	(0.04)

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	(0.86)	—	—

Total distributions	(0.24)		(0.17)	(0.62)	(0.96)	(0.13)	(0.04)

Net asset value, end of period	$13.06		$11.26	$10.69	$11.13	$11.13	$9.91

Total Return(b)	18.24%		6.92%	2.26%	9.01%	13.65%	7.26%

Net assets, end of period (in 000’s)	$12		$34	$32	$31	$28	$25

Ratio of net expenses to average net assets	0.80	%(c)	0.85%	0.85%	0.87%	0.88%	0.88%

Ratio of total expenses to average net assets	3.03	%(c)	4.81%	7.79%	4.77%	7.61%	14.28%

Ratio of net investment income to average net assets	0.66	%(c)	1.04%	1.05%	0.72%	1.20%	1.58%

Portfolio turnover rate(d)	52%		102%	122%	204%	126%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.27		$10.71	$11.14	$11.15	$9.92	$9.29

Net investment income(a)	0.04		0.12	0.12	0.10	0.15	0.16

Net realized and unrealized gain	2.01		0.62	0.09	0.87	1.22	0.52

Total from investment operations	2.05		0.74	0.21	0.97	1.37	0.68

Distributions to shareholders from net investment income	(0.11)		(0.07)	(0.13)	(0.12)	(0.14)	(0.05)

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	(0.86)	—	—

Total distributions	(0.25)		(0.18)	(0.64)	(0.98)	(0.14)	(0.05)

Net asset value, end of period	$13.07		$11.27	$10.71	$11.14	$11.15	$9.92

Total Return(b)	18.31%		6.92%	2.52%	9.06%	13.91%	7.34%

Net assets, end of period (in 000’s)	$12		$34	$32	$31	$28	$25

Ratio of net expenses to average net assets	0.72	%(c)	0.75%	0.72%	0.72%	0.71%	0.71%

Ratio of total expenses to average net assets	2.90	%(c)	4.67%	7.64%	4.64%	7.46%	14.11%

Ratio of net investment income to average net assets	0.74	%(c)	1.13%	1.16%	0.87%	1.37%	1.75%

Portfolio turnover rate(d)	52%		102%	122%	204%	126%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.20		$10.65	$11.07	$11.09	$9.88	$9.28

Net investment income(a)	0.01		0.06	0.06	0.02	0.07	0.10

Net realized and unrealized gain	1.99		0.61	0.09	0.87	1.22	0.52

Total from investment operations	2.00		0.67	0.15	0.89	1.29	0.62

Distributions to shareholders from net investment income	(0.07)		(0.01)	(0.06)	(0.05)	(0.08)	(0.02)

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	(0.86)	—	—

Total distributions	(0.21)		(0.12)	(0.57)	(0.91)	(0.08)	(0.02)

Net asset value, end of period	$12.99		$11.20	$10.65	$11.07	$11.09	$9.88

Total Return(b)	17.97%		6.27%	1.91%	8.35%	13.08%	6.60%

Net assets, end of period (in 000’s)	$38		$33	$31	$30	$28	$25

Ratio of net expenses to average net assets	1.29	%(c)	1.35%	1.35%	1.37%	1.38%	1.38%

Ratio of total expenses to average net assets	3.26	%(c)	5.31%	8.29%	5.27%	8.12%	14.79%

Ratio of net investment income to average net assets	0.20	%(c)	0.55%	0.54%	0.22%	0.70%	1.08%

Portfolio turnover rate(d)	52%		102%	122%	204%	126%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.28		$10.71	$11.15	$10.54

Net investment income(b)	0.05		0.12	0.12	0.04

Net realized and unrealized gain	1.99		0.63	0.08	0.57

Total from investment operations	2.04		0.75	0.20	0.61

Distributions to shareholders from net investment income	(0.11)		(0.07)	(0.13)	—

Distributions to shareholders from net realized gains	(0.14)		(0.11)	(0.51)	—

Total distributions	(0.25)		(0.18)	(0.64)	—

Net asset value, end of period	$13.07		$11.28	$10.71	$11.15

Total Return(c)	18.21%		7.03%	2.44%	5.79%

Net assets, end of period (in 000’s)	$20,697		$8,657	$4,739	$5,652

Ratio of net expenses to average net assets	0.72	%(d)	0.74%	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	2.60	%(d)	4.45%	7.47%	5.91	%(d)

Ratio of net investment income to average net assets	0.79	%(d)	1.16%	1.16%	0.89	%(d)

Portfolio turnover rate(e)	52%		102%	122%	204%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.92		$14.42	$16.16	$17.25	$16.08	$16.45

Net investment income(a)	0.06		0.16	0.16	0.13	0.19	0.24

Net realized and unrealized gain (loss)	2.20		0.18	(0.25)	1.35	1.26	0.95

Total from investment operations	2.26		0.34	(0.09)	1.48	1.45	1.19

Distributions to shareholders from net investment income	(0.16)		(0.17)	(0.14)	(0.21)	(0.28)	(0.12)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.36)	—	(1.44)

Total distributions	(0.49)		(0.84)	(1.65)	(2.57)	(0.28)	(1.56)

Net asset value, end of period	$15.69		$13.92	$14.42	$16.16	$17.25	$16.08

Total Return(b)	16.52%		1.97%	0.38%	9.29%	9.04%	7.73%

Net assets, end of period (in 000’s)	$81,037		$74,559	$84,723	$92,226	$153,608	$197,754

Ratio of net expenses to average net assets	1.03	%(c)	1.07%	1.11%	1.11%	1.14%	1.18%

Ratio of total expenses to average net assets	1.25	%(c)	1.28%	1.28%	1.24%	1.22%	1.22%

Ratio of net investment income to average net assets	0.81	%(c)	1.13%	1.10%	0.81%	1.14%	1.54%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.12		$13.64	$15.32	$16.51	$15.43	$15.83

Net investment income(a)	—		0.05	0.05	0.01	0.07	0.12

Net realized and unrealized gain (loss)	2.07		0.17	(0.22)	1.29	1.19	0.93

Total from investment operations	2.07		0.22	(0.17)	1.30	1.26	1.05

Distributions to shareholders from net investment income	(0.05)		(0.07)	—	(0.13)	(0.18)	(0.01)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.36)	—	(1.44)

Total distributions	(0.38)		(0.74)	(1.51)	(2.49)	(0.18)	(1.45)

Net asset value, end of period	$14.81		$13.12	$13.64	$15.32	$16.51	$15.43

Total Return(b)	16.01%		1.21%	(0.28)%	8.46%	8.18%	7.01%

Net assets, end of period (in 000’s)	$16,427		$17,422	$21,481	$36,819	$39,403	$41,587

Ratio of net expenses to average net assets	1.78	%(c)	1.82%	1.86%	1.86%	1.89%	1.93%

Ratio of total expenses to average net assets	1.99	%(c)	2.03%	2.03%	1.99%	1.97%	1.97%

Ratio of net investment income to average net assets	0.06	%(c)	0.39%	0.35%	0.06%	0.41%	0.79%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.08		$14.58	$16.32	$17.42	$16.25	$16.61

Net investment income(a)	0.08		0.20	0.21	0.19	0.25	0.30

Net realized and unrealized gain (loss)	2.24		0.19	(0.26)	1.36	1.27	0.97

Total from investment operations	2.32		0.39	(0.05)	1.55	1.52	1.27

Distributions to shareholders from net investment income	(0.21)		(0.22)	(0.18)	(0.28)	(0.35)	(0.19)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.37)	—	(1.44)

Total distributions	(0.54)		(0.89)	(1.69)	(2.65)	(0.35)	(1.63)

Net asset value, end of period	$15.86		$14.08	$14.58	$16.32	$17.42	$16.25

Total Return(b)	16.74%		2.26%	0.69%	9.65%	9.41%	8.17%

Net assets, end of period (in 000’s)	$163,574		$140,814	$177,613	$174,803	$645,552	$905,400

Ratio of net expenses to average net assets	0.73	%(c)	0.76%	0.79%	0.79%	0.78%	0.78%

Ratio of total expenses to average net assets	0.88	%(c)	0.90%	0.89%	0.85%	0.82%	0.82%

Ratio of net investment income to average net assets	1.11	%(c)	1.43%	1.42%	1.13%	1.46%	1.93%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.86		$14.36	$16.03	$17.14	$15.99	$16.36

Net investment income(a)	0.04		0.13	0.13	0.10	0.17	0.22

Net realized and unrealized gain (loss)	2.19		0.19	(0.24)	1.35	1.23	0.96

Total from investment operations	2.23		0.32	(0.11)	1.45	1.40	1.18

Distributions to shareholders from net investment income	(0.13)		(0.15)	(0.05)	(0.20)	(0.25)	(0.11)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.36)	—	(1.44)

Total distributions	(0.46)		(0.82)	(1.56)	(2.56)	(0.25)	(1.55)

Net asset value, end of period	$15.63		$13.86	$14.36	$16.03	$17.14	$15.99

Total Return(b)	16.36%		1.80%	0.20%	9.15%	8.80%	7.67%

Net assets, end of period (in 000’s)	$828		$836	$1,004	$1,201	$2,914	$3,549

Ratio of net expenses to average net assets	1.23	%(c)	1.26%	1.29%	1.29%	1.28%	1.28%

Ratio of total expenses to average net assets	1.38	%(c)	1.40%	1.39%	1.35%	1.32%	1.32%

Ratio of net investment income to average net assets	0.61	%(c)	0.94%	0.91%	0.64%	1.01%	1.45%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.93		$14.43	$16.17	$17.28	$16.11	$16.47

Net investment income(a)	0.08		0.19	0.20	0.17	0.25	0.27

Net realized and unrealized gain (loss)	2.20		0.19	(0.26)	1.36	1.23	0.97

Total from investment operations	2.28		0.38	(0.06)	1.53	1.48	1.24

Distributions to shareholders from net investment income	(0.20)		(0.21)	(0.17)	(0.27)	(0.31)	(0.16)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.37)	—	(1.44)

Total distributions	(0.53)		(0.88)	(1.68)	(2.64)	(0.31)	(1.60)

Net asset value, end of period	$15.68		$13.93	$14.43	$16.17	$17.28	$16.11

Total Return(b)	16.63%		2.22%	0.64%	9.61%	9.26%	8.05%

Net assets, end of period (in 000’s)	$3,404		$3,460	$4,191	$7,447	$6,516	$3,654

Ratio of net expenses to average net assets	0.78	%(c)	0.82%	0.86%	0.86%	0.88%	0.93%

Ratio of total expenses to average net assets	1.00	%(c)	1.03%	1.03%	0.99%	0.97%	0.97%

Ratio of net investment income to average net assets	1.06	%(c)	1.37%	1.35%	1.06%	1.47%	1.77%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.43		$14.92	$16.66	$17.45	$16.25	$16.61

Net investment income(a)	0.08		0.21	0.22	0.18	0.21	0.31

Net realized and unrealized gain (loss)	2.29		0.19	(0.26)	1.39	1.34	0.96

Total from investment operations	2.37		0.40	(0.04)	1.57	1.55	1.27

Distributions to shareholders from net investment income	(0.21)		(0.22)	(0.19)	—	(0.35)	(0.19)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.36)	—	(1.44)

Total distributions	(0.54)		(0.89)	(1.70)	(2.36)	(0.35)	(1.63)

Net asset value, end of period	$16.26		$14.43	$14.92	$16.66	$17.45	$16.25

Total Return(b)	16.69%		2.29%	0.73%	9.67%	9.63%	8.21%

Net assets, end of period (in 000’s)	$1,654		$1,636	$2,172	$1,106	$11	$121,773

Ratio of net expenses to average net assets	0.72	%(c)	0.75%	0.78%	0.78%	0.76%	0.76%

Ratio of total expenses to average net assets	0.87	%(c)	0.89%	0.89%	0.85%	0.79%	0.80%

Ratio of net investment income to average net assets	1.11	%(c)	1.43%	1.44%	1.12%	1.27%	2.05%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.47		$13.97	$15.71	$16.86	$15.73	$16.12

Net investment income(a)	0.04		0.12	0.12	0.09	0.15	0.20

Net realized and unrealized gain (loss)	2.13		0.17	(0.25)	1.32	1.22	0.94

Total from investment operations	2.17		0.29	(0.13)	1.41	1.37	1.14

Distributions to shareholders from net investment income	(0.12)		(0.12)	(0.10)	(0.20)	(0.24)	(0.09)

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	(2.36)	—	(1.44)

Total distributions	(0.45)		(0.79)	(1.61)	(2.56)	(0.24)	(1.53)

Net asset value, end of period	$15.19		$13.47	$13.97	$15.71	$16.86	$15.73

Total Return(b)	16.38%		1.70%	0.12%	9.05%	8.73%	7.51%

Net assets, end of period (in 000’s)	$2,996		$2,932	$4,008	$5,252	$6,204	$7,130

Ratio of net expenses to average net assets	1.28	%(c)	1.32%	1.36%	1.36%	1.39%	1.43%

Ratio of total expenses to average net assets	1.50	%(c)	1.53%	1.53%	1.49%	1.47%	1.47%

Ratio of net investment income to average net assets	0.56	%(c)	0.89%	0.85%	0.56%	0.90%	1.30%

Portfolio turnover rate(d)	24%		64%	62%	171%	124%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$14.43		$14.92	$16.66	$15.81

Net investment income(b)	0.08		0.21	0.21	0.08

Net realized and unrealized gain (loss)	2.29		0.19	(0.25)	0.77

Total from investment operations	2.37		0.40	(0.04)	0.85

Distributions to shareholders from net investment income	(0.21)		(0.22)	(0.19)	—

Distributions to shareholders from net realized gains	(0.33)		(0.67)	(1.51)	—

Total distributions	(0.54)		(0.89)	(1.70)	—

Net asset value, end of period	$16.26		$14.43	$14.92	$16.66

Total Return(c)	16.68%		2.29%	0.74%	5.38%

Net assets, end of period (in 000’s)	$178,494		$154,720	$180,475	$248,012

Ratio of net expenses to average net assets	0.72	%(d)	0.75%	0.78%	0.78	%(d)

Ratio of total expenses to average net assets	0.87	%(d)	0.89%	0.88%	0.85	%(d)

Ratio of net investment income to average net assets	1.12	%(d)	1.45%	1.43%	1.26	%(d)

Portfolio turnover rate(e)	24%		64%	62%	171%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$31.22		$32.33	$36.62	$38.27	$35.25	$38.81

Net investment income(a)	—		0.16	0.16	0.08	0.19	0.32

Net realized and unrealized gain (loss)	8.13		(0.22)	0.40	3.71	3.20	0.56

Total from investment operations	8.13		(0.06)	0.56	3.79	3.39	0.88

Distributions to shareholders from net investment income	(0.13)		(0.18)	(0.14)	(0.15)	(0.37)	(0.10)

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	(5.29)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	(0.13)		(1.05)	(4.85)	(5.44)	(0.37)	(4.44)

Net asset value, end of period	$39.22		$31.22	$32.33	$36.62	$38.27	$35.25

Total Return(b)	26.09%		(0.41)%	3.39%	10.68%	9.66%	3.00%

Net assets, end of period (in 000’s)	$489,830		$424,878	$526,864	$630,820	$851,681	$1,363,093

Ratio of net expenses to average net assets	1.21	%(c)	1.24%	1.22%	1.22%	1.17%	1.15%

Ratio of total expenses to average net assets	1.21	%(c)	1.24%	1.23%	1.22%	1.17%	1.15%

Ratio of net investment income to average net assets	(0.01	)%(c)	0.52%	0.49%	0.22%	0.51%	0.92%

Portfolio turnover rate(d)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$27.00		$28.10	$32.59	$34.68	$32.00	$35.80

Net investment income (loss)(a)	(0.11)		(0.02)	(0.07)	(0.17)	(0.09)	0.05

Net realized and unrealized gain (loss)	7.03		(0.24)	0.29	3.33	2.92	0.49

Total from investment operations	6.92		(0.26)	0.22	3.16	2.83	0.54

Distributions to shareholders from net investment income	—		—	—	—	(0.15)	—

Distributions to shareholders from net realized gains	—		(0.81)	(4.71)	(5.25)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	—		(0.84)	(4.71)	(5.25)	(0.15)	(4.34)

Net asset value, end of period	$33.92		$27.00	$28.10	$32.59	$34.68	$32.00

Total Return(b)	25.63%		(1.14)%	2.58%	9.86%	8.86%	2.20%

Net assets, end of period (in 000’s)	$16,109		$16,230	$28,175	$78,897	$102,928	$141,081

Ratio of net expenses to average net assets	1.96	%(c)	1.99%	1.98%	1.97%	1.92%	1.90%

Ratio of total expenses to average net assets	1.96	%(c)	1.99%	1.98%	1.97%	1.92%	1.90%

Ratio of net investment income (loss) to average net assets	(0.76	)%(c)	(0.07)%	(0.24)%	(0.53)%	(0.25)%	0.16%

Portfolio turnover rate(d)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$31.65		$32.76	$37.06	$38.68	$35.64	$39.22

Net investment income(a)	0.06		0.26	0.29	0.21	0.34	0.46

Net realized and unrealized gain (loss)	8.25		(0.19)	0.39	3.77	3.25	0.56

Total from investment operations	8.31		0.07	0.68	3.98	3.59	1.02

Distributions to shareholders from net investment income	(0.26)		(0.30)	(0.27)	(0.26)	(0.55)	(0.26)

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	(5.34)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	(0.26)		(1.18)	(4.98)	(5.60)	(0.55)	(4.60)

Net asset value, end of period	$39.70		$31.65	$32.76	$37.06	$38.68	$35.64

Total Return(b)	26.32%		(0.03)%	3.78%	11.13%	10.12%	3.39%

Net assets, end of period (in 000’s)	$302,269		$271,283	$346,004	$555,930	$1,424,886	$3,687,681

Ratio of net expenses to average net assets	0.84	%(c)	0.86%	0.84%	0.83%	0.77%	0.75%

Ratio of total expenses to average net assets	0.84	%(c)	0.86%	0.84%	0.83%	0.77%	0.75%

Ratio of net investment income to average net assets	0.36	%(c)	0.82%	0.89%	0.58%	0.91%	1.31%

Portfolio turnover rate(d)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$30.50		$31.58	$35.89	$37.61	$34.63	$38.21

Net investment income(a)	(0.02)		0.13	0.12	0.04	0.15	0.28

Net realized and unrealized gain (loss)	7.95		(0.24)	0.38	3.65	3.15	0.54

Total from investment operations	7.93		(0.10)	0.50	3.69	3.30	0.82

Distributions to shareholders from net investment income	(0.08)		(0.11)	(0.10)	(0.12)	(0.32)	(0.06)

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	(5.29)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	(0.08)		(0.98)	(4.81)	(5.41)	(0.32)	(4.40)

Net asset value, end of period	$38.35		$30.50	$31.58	$35.89	$37.61	$34.63

Total Return(b)	26.02%		(0.52)%	3.25%	10.58%	9.56%	2.87%

Net assets, end of period (in 000’s)	$32,174		$30,424	$47,597	$65,727	$87,438	$139,677

Ratio of net expenses to average net assets	1.34	%(c)	1.36%	1.34%	1.33%	1.27%	1.25%

Ratio of total expenses to average net assets	1.34	%(c)	1.36%	1.34%	1.33%	1.28%	1.25%

Ratio of net investment income to average net assets	(0.14	)%(c)	0.43%	0.38%	0.11%	0.40%	0.84%

Portfolio turnover rate(d)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$30.44		$31.55	$35.89	$37.57	$34.63	$38.23

Net investment income(a)	0.04		0.22	0.23	0.17	0.27	0.39

Net realized and unrealized gain (loss)	7.94		(0.19)	0.37	3.63	3.17	0.55

Total from investment operations	7.98		0.03	0.60	3.80	3.44	0.94

Distributions to shareholders from net investment income	(0.22)		(0.26)	(0.23)	(0.18)	(0.50)	(0.20)

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	(5.30)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	(0.22)		(1.14)	(4.94)	(5.48)	(0.50)	(4.54)

Net asset value, end of period	$38.20		$30.44	$31.55	$35.89	$37.57	$34.63

Total Return(b)	26.26%		(0.16)%	3.63%	10.98%	9.94%	3.24%

Net assets, end of period (in 000’s)	$37,930		$33,249	$41,809	$51,375	$77,446	$220,429

Ratio of net expenses to average net assets	0.96	%(c)	0.99%	0.97%	0.97%	0.92%	0.90%

Ratio of total expenses to average net assets	0.96	%(c)	0.99%	0.98%	0.97%	0.92%	0.90%

Ratio of net investment income to average net assets	0.24	%(c)	0.72%	0.74%	0.47%	0.73%	1.16%

Portfolio turnover rate(d)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$31.62		$32.74	$37.04	$38.66	$35.64	$39.23

Net investment income(a)	0.07		0.25	0.27	0.22	0.36	0.47

Net realized and unrealized gain (loss)	8.24		(0.18)	0.41	3.76	3.22	0.56

Total from investment operations	8.31		0.07	0.68	3.98	3.58	1.03

Distributions to shareholders from net investment income	(0.26)		(0.27)	(0.27)	(0.27)	(0.56)	(0.28)

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	(5.33)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.08)	—	—	—	—

Total distributions	(0.26)		(1.19)	(4.98)	(5.60)	(0.56)	(4.62)

Net asset value, end of period	$39.67		$31.62	$32.74	$37.04	$38.66	$35.64

Total Return(b)	26.36%		(0.05)%	3.79%	11.10%	10.13%	3.41%

Net assets, end of period (in 000’s)	$69,629		$54,633	$50,538	$39,520	$73,505	$372,313

Ratio of net expenses to average net assets	0.83	%(c)	0.85%	0.82%	0.82%	0.75%	0.73%

Ratio of total expenses to average net assets	0.83	%(c)	0.85%	0.83%	0.82%	0.75%	0.73%

Ratio of net investment income to average net assets	0.37	%(c)	0.82%	0.85%	0.60%	0.97%	1.39%

Portfolio turnover rate(d)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$30.09		$31.20	$35.52	$37.28	$34.38	$38.00

Net investment income (loss)(a)	(0.04)		0.10	0.08	(0.01)	0.09	0.22

Net realized and unrealized gain (loss)	7.85		(0.24)	0.37	3.61	3.13	0.55

Total from investment operations	7.81		(0.14)	0.45	3.60	3.22	0.77

Distributions to shareholders from net investment income	(0.05)		(0.10)	(0.06)	(0.09)	(0.32)	(0.05)

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	(5.27)	—	(4.34)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	(0.05)		(0.97)	(4.77)	(5.36)	(0.32)	(4.39)

Net asset value, end of period	$37.85		$30.09	$31.20	$35.52	$37.28	$34.38

Total Return(c)	25.97%		(0.65)%	3.10%	10.43%	9.40%	2.72%

Net assets, end of period (in 000’s)	$19,342		$17,015	$21,916	$28,103	$34,193	$40,111

Ratio of net expenses to average net assets	1.46	%(d)	1.49%	1.47%	1.47%	1.42%	1.40%

Ratio of total expenses to average net assets	1.46	%(d)	1.49%	1.48%	1.47%	1.43%	1.40%

Ratio of net investment income (loss) to average net assets	(0.26	)%(d)	0.32%	0.25%	(0.03)%	0.25%	0.66%

Portfolio turnover rate(e)	30%		87%	82%	137%	124%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$31.62		$32.73	$37.04	$35.64

Net investment income(b)	0.07		0.26	0.29	0.13

Net realized and unrealized gain (loss)	8.23		(0.19)	0.39	1.27

Total from investment operations	8.30		0.07	0.68	1.40

Distributions to shareholders from net investment income	(0.26)		(0.33)	(0.28)	—

Distributions to shareholders from net realized gains	—		(0.84)	(4.71)	—

Distributions to shareholders from return of capital	—		(0.01)	—	—

Total distributions	(0.26)		(1.18)	(4.99)	—

Net asset value, end of period	$39.66		$31.62	$32.73	$37.04

Total Return(c)	26.33%		(0.02)%	3.80%	3.93%

Net assets, end of period (in 000’s)	$165,072		$129,680	$141,460	$172,003

Ratio of net expenses to average net assets	0.83	%(d)	0.85%	0.83%	0.86	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.85%	0.83%	0.86	%(d)

Ratio of net investment income to average net assets	0.37	%(d)	0.82%	0.89%	0.94	%(d)

Portfolio turnover rate(e)	30%		87%	82%	137%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$40.60		$47.20	$59.98	$56.63	$52.52	$49.78

Net investment income(a)	(0.04)		0.20	0.20	0.04	0.16	0.20

Net realized and unrealized gain (loss)	16.15		(4.48)	(7.12)	9.70	5.92	5.11

Total from investment operations	16.11		(4.28)	(6.92)	9.74	6.08	5.31

Distributions to shareholders from net investment income	(0.10)		(0.26)	(0.02)	(0.08)	(0.22)	(0.16)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	(0.10)		(2.32)	(5.86)	(6.39)	(1.97)	(2.57)

Net asset value, end of period	$56.61		$40.60	$47.20	$59.98	$56.63	$52.52

Total Return(b)	39.70%		(9.92)%	(11.16)%	18.15%	11.56%	11.22%

Net assets, end of period (in 000’s)	$485,806		$413,666	$594,825	$803,918	$851,497	$928,091

Ratio of net expenses to average net assets	1.31	%(c)	1.34%	1.34%	1.33%	1.34%	1.35%

Ratio of total expenses to average net assets	1.36	%(c)	1.37%	1.36%	1.36%	1.38%	1.39%

Ratio of net investment income to average net assets	(0.18	)%(c)	0.47%	0.39%	0.07%	0.29%	0.42%

Portfolio turnover rate(d)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$28.68		$33.97	$45.37	$44.50	$41.75	$40.23

Net investment loss(a)	(0.15)		(0.02)	(0.13)	(0.31)	(0.20)	(0.13)

Net realized and unrealized gain (loss)	11.38		(3.21)	(5.43)	7.49	4.70	4.06

Total from investment operations	11.23		(3.23)	(5.56)	7.18	4.50	3.93

Distributions to shareholders from net investment income	—		—	—	—	—	— (b)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Net asset value, end of period	$39.91		$28.68	$33.97	$45.37	$44.50	$41.75

Total Return(c)	39.20%		(10.61)%	(11.83)%	17.26%	10.72%	10.40%

Net assets, end of period (in 000’s)	$2,943		$3,220	$8,867	$37,157	$37,357	$47,925

Ratio of net expenses to average net assets	2.06	%(d)	2.09%	2.09%	2.08%	2.09%	2.10%

Ratio of total expenses to average net assets	2.10	%(d)	2.12%	2.11%	2.11%	2.13%	2.14%

Ratio of net investment loss to average net assets	(0.92	)%(d)	(0.05)%	(0.36)%	(0.69)%	(0.45)%	(0.33)%

Portfolio turnover rate(e)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$44.52		$51.56	$64.90	$60.78	$56.20	$53.10

Net investment income(a)	0.05		0.35	0.43	0.28	0.41	0.42

Net realized and unrealized gain (loss)	17.70		(4.87)	(7.71)	10.46	6.34	5.45

Total from investment operations	17.75		(4.52)	(7.28)	10.74	6.75	5.87

Distributions to shareholders from net investment income	(0.27)		(0.46)	(0.22)	(0.31)	(0.42)	(0.36)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	(0.27)		(2.52)	(6.06)	(6.62)	(2.17)	(2.77)

Net asset value, end of period	$62.00		$44.52	$51.56	$64.90	$60.78	$56.20

Total Return(b)	39.95%		(9.60)%	(10.81)%	18.62%	12.00%	11.66%

Net assets, end of period (in 000’s)	$2,817,151		$2,454,781	$3,114,853	$4,304,041	$4,393,986	$4,476,848

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.95%	0.94%	0.94%	0.95%

Ratio of total expenses to average net assets	0.99	%(c)	0.99%	0.97%	0.97%	0.98%	0.99%

Ratio of net investment income to average net assets	0.18	%(c)	0.74%	0.78%	0.45%	0.69%	0.82%

Portfolio turnover rate(d)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$39.10		$45.50	$58.10	$55.04	$51.10	$48.50

Net investment income (loss)(a)	(0.07)		0.16	0.14	(0.03)	0.09	0.15

Net realized and unrealized gain (loss)	15.55		(4.35)	(6.90)	9.42	5.77	4.96

Total from investment operations	15.48		(4.19)	(6.76)	9.39	5.86	5.11

Distributions to shareholders from net investment income	(0.02)		(0.15)	—	(0.02)	(0.17)	(0.10)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	(0.02)		(2.21)	(5.84)	(6.33)	(1.92)	(2.51)

Net asset value, end of period	$54.56		$39.10	$45.50	$58.10	$55.04	$51.10

Total Return(b)	39.60%		(10.04)%	(11.26)%	18.02%	11.44%	11.11%

Net assets, end of period (in 000’s)	$35,647		$39,295	$75,860	$110,636	$145,996	$119,315

Ratio of net expenses to average net assets	1.46	%(c)	1.46%	1.45%	1.44%	1.44%	1.45%

Ratio of total expenses to average net assets	1.49	%(c)	1.49%	1.47%	1.47%	1.48%	1.49%

Ratio of net investment income (loss) to average net assets	(0.32	)%(c)	0.39%	0.29%	(0.06)%	0.17%	0.32%

Portfolio turnover rate(d)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$40.26		$46.84	$59.60	$56.32	$52.23	$49.55

Net investment income(a)	0.01		0.27	0.32	0.18	0.29	0.32

Net realized and unrealized gain (loss)	16.02		(4.39)	(7.09)	9.64	5.90	5.07

Total from investment operations	16.03		(4.12)	(6.77)	9.82	6.19	5.39

Distributions to shareholders from net investment income	(0.22)		(0.40)	(0.15)	(0.23)	(0.35)	(0.30)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	(0.22)		(2.46)	(5.99)	(6.54)	(2.10)	(2.71)

Net asset value, end of period	$56.07		$40.26	$46.84	$59.60	$56.32	$52.23

Total Return(b)	39.89%		(9.70)%	(10.94)%	18.44%	11.84%	11.50%

Net assets, end of period (in 000’s)	$161,857		$115,491	$132,434	$173,176	$168,986	$162,661

Ratio of net expenses to average net assets	1.06	%(c)	1.09%	1.09%	1.08%	1.09%	1.10%

Ratio of total expenses to average net assets	1.11	%(c)	1.12%	1.11%	1.11%	1.13%	1.14%

Ratio of net investment income to average net assets	0.06	%(c)	0.64%	0.64%	0.31%	0.53%	0.67%

Portfolio turnover rate(d)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$44.50		$51.53	$64.88	$60.77	$56.19	$53.10

Net investment income(a)	0.05		0.35	0.42	0.27	0.38	0.37

Net realized and unrealized gain (loss)	17.70		(4.85)	(7.70)	10.47	6.39	5.51

Total from investment operations	17.75		(4.50)	(7.28)	10.74	6.77	5.88

Distributions to shareholders from net investment income	(0.28)		(0.47)	(0.23)	(0.32)	(0.44)	(0.38)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	(0.28)		(2.53)	(6.07)	(6.63)	(2.19)	(2.79)

Net asset value, end of period	$61.97		$44.50	$51.53	$64.88	$60.77	$56.19

Total Return(b)	39.96%		(9.58)%	(10.81)%	18.63%	12.03%	11.68%

Net assets, end of period (in 000’s)	$1,443,782		$1,229,047	$1,302,069	$1,146,132	$759,095	$317,289

Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.94%	0.93%	0.92%	0.93%

Ratio of total expenses to average net assets	0.98	%(c)	0.98%	0.96%	0.96%	0.96%	0.98%

Ratio of net investment income to average net assets	0.19	%(c)	0.74%	0.77%	0.44%	0.63%	0.71%

Portfolio turnover rate(d)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$39.48		$45.96	$58.69	$55.60	$51.62	$48.95

Net investment income (loss)(a)	(0.09)		0.13	0.07	(0.11)	0.02	0.08

Net realized and unrealized gain (loss)	15.69		(4.42)	(6.96)	9.51	5.82	5.03

Total from investment operations	15.60		(4.29)	(6.89)	9.40	5.84	5.11

Distributions to shareholders from net investment income	—		(0.13)	—	—	(0.11)	(0.03)

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	(6.31)	(1.75)	(2.41)

Total distributions	—		(2.19)	(5.84)	(6.31)	(1.86)	(2.44)

Net asset value, end of period	$55.08		$39.48	$45.96	$58.69	$55.60	$51.62

Total Return(b)	39.51%		(10.16)%	11.37%	17.85%	11.28%	10.96%

Net assets, end of period (in 000’s)	$65,369		$57,272	$84,684	$123,288	$124,039	$122,526

Ratio of net expenses to average net assets	1.56	%(c)	1.59%	1.59%	1.58%	1.59%	1.60%

Ratio of total expenses to average net assets	1.60	%(c)	1.62%	1.61%	1.61%	1.63%	1.64%

Ratio of net investment income (loss) to average net assets	(0.42	)%(c)	0.30%	0.15%	(0.19)%	0.04%	0.18%

Portfolio turnover rate(d)	26%		75%	47%	55%	68%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$44.50		$51.53	$64.88	$60.80

Net investment income(b)	0.04		0.34	0.43	0.11

Net realized and unrealized gain (loss)	17.71		(4.85)	(7.71)	3.97

Total from investment operations	17.75		(4.51)	(7.28)	4.08

Distributions to shareholders from net investment income	(0.28)		(0.46)	(0.23)	—

Distributions to shareholders from net realized gains	—		(2.06)	(5.84)	—

Total distributions	(0.28)		(2.52)	(6.07)	—

Net asset value, end of period	$61.97		$44.50	$51.53	$64.88

Total Return(c)	39.93%		(9.56)%	(10.80)%	6.71%

Net assets, end of period (in 000’s)	$299,770		$206,370	$231,930	$317,224

Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	0.98	%(d)	0.98%	0.96%	0.97	%(d)

Ratio of net investment income to average net assets	0.17	%(d)	0.74%	0.79%	0.46	%(d)

Portfolio turnover rate(e)	26%		75%	47%	55%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.50		$11.99	$13.58	$12.37	$11.18	$10.46

Net investment income(a)	—		0.06	0.07	0.04	0.07	0.08	(b)

Net realized and unrealized gain (loss)	3.95		(0.48)	(0.88)	1.72	1.19	0.70

Total from investment operations	3.95		(0.42)	(0.81)	1.76	1.26	0.78

Distributions to shareholders from net investment income	(0.05)		(0.07)	(0.02)	(0.08)	(0.07)	(0.01)

Distributions to shareholders from net realized gains	—		—	(0.76)	(0.47)	—	(0.05)

Total distributions	(0.05)		(0.07)	(0.78)	(0.55)	(0.07)	(0.06)

Net asset value, end of period	$15.40		$11.50	$11.99	$13.58	$12.37	$11.18

Total Return(c)	34.39%		(3.56)%	(5.42)%	14.47%	11.30%	7.49%

Net assets, end of period (in 000’s)	$1,386		$988	$1,467	$1,699	$1,497	$1,128

Ratio of net expenses to average net assets	1.21	%(d)	1.23%	1.23%	1.23%	1.24%	1.26%

Ratio of total expenses to average net assets	1.48	%(d)	1.50%	1.56%	1.47%	1.73%	2.25%

Ratio of net investment income to average net assets	(0.02	)%(d)	0.49%	0.61%	0.34%	0.58%	0.78	%(b)

Portfolio turnover rate(e)	29%		76%	73%	105%	108%	109%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.17		$11.67	$13.30	$12.14	$11.01	$10.37

Net investment loss(a)	(0.05)		(0.01)	(0.02)	(0.06)	(0.02)	—	(b)(c)

Net realized and unrealized gain (loss)	3.83		(0.49)	(0.85)	1.69	1.17	0.69

Total from investment operations	3.78		(0.50)	(0.87)	1.63	1.15	0.69

Distributions to shareholders from net investment income	—		—	—	—	(0.02)	—

Distributions to shareholders from net realized gains	—		—	(0.76)	(0.47)	—	(0.05)

Total distributions	—		—	(0.76)	(0.47)	(0.02)	(0.05)

Net asset value, end of period	$14.95		$11.17	$11.67	$13.30	$12.14	$11.01

Total Return(d)	33.96%		(4.36)%	(6.07)%	13.63%	10.48%	6.71%

Net assets, end of period (in 000’s)	$1,327		$948	$994	$1,140	$1,126	$618

Ratio of net expenses to average net assets	1.96	%(e)	1.98%	1.98%	1.98%	1.99%	2.01%

Ratio of total expenses to average net assets	2.23	%(e)	2.24%	2.31%	2.22%	2.47%	2.99%

Ratio of net investment income (loss) to average net assets	(0.77	)%(e)	(0.07)%	(0.15)%	(0.44)%	(0.17)%	0.04	%(c)

Portfolio turnover rate(f)	29%		76%	73%	105%	108%	109%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.67		$12.18	$13.74	$12.50	$11.29	$10.53

Net investment income(a)	0.02		0.09	0.12	0.08	0.12	0.12	(b)

Net realized and unrealized gain (loss)	4.01		(0.47)	(0.88)	1.75	1.20	0.71

Total from investment operations	4.03		(0.38)	(0.76)	1.83	1.32	0.83

Distributions to shareholders from net investment income	(0.10)		(0.13)	(0.04)	(0.12)	(0.11)	(0.02)

Distributions to shareholders from net realized gains	—		—	(0.76)	(0.47)	—	(0.05)

Total distributions	(0.10)		(0.13)	(0.80)	(0.59)	(0.11)	(0.07)

Net asset value, end of period	$15.60		$11.67	$12.18	$13.74	$12.50	$11.29

Total Return(c)	34.59%		(3.26)%	(5.00)%	14.93%	11.71%	7.96%

Net assets, end of period (in 000’s)	$14,030		$7,054	$6,223	$5,666	$42,085	$39,176

Ratio of net expenses to average net assets	0.84	%(d)	0.85%	0.84%	0.84%	0.84%	0.87%

Ratio of total expenses to average net assets	1.11	%(d)	1.12%	1.17%	1.08%	1.35%	1.84%

Ratio of net investment income to average net assets	0.37	%(d)	0.78%	0.99%	0.58%	0.97%	1.18	%(b)

Portfolio turnover rate(e)	29%		76%	73%	105%	108%	109%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.59		$12.09	$13.67	$12.44	$11.23	$10.49

Net investment income(a)	0.02		0.08	0.10	0.08	0.10	0.11	(b)

Net realized and unrealized gain (loss)	3.97		(0.47)	(0.88)	1.73	1.19	0.71

Total from investment operations	3.99		(0.39)	(0.78)	1.81	1.29	0.82

Distributions to shareholders from net investment income	(0.07)		(0.11)	(0.04)	(0.11)	(0.08)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.76)	(0.47)	—	(0.05)

Total distributions	(0.07)		(0.11)	(0.80)	(0.58)	(0.08)	(0.08)

Net asset value, end of period	$15.51		$11.59	$12.09	$13.67	$12.44	$11.23

Total Return(c)	34.50%		(3.32)%	(5.19)%	14.82%	11.52%	7.81%

Net assets, end of period (in 000’s)	$3,422		$1,435	$3,253	$5,541	$3,250	$2,846

Ratio of net expenses to average net assets	0.96	%(d)	0.98%	0.98%	0.98%	0.99%	1.01%

Ratio of total expenses to average net assets	1.23	%(d)	1.26%	1.30%	1.22%	1.48%	2.03%

Ratio of net investment income to average net assets	0.30	%(d)	0.74%	0.85%	0.61%	0.82%	1.08	%(b)

Portfolio turnover rate(e)	29%		76%	73%	105%	108%	109%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.66		$12.16	$13.75	$12.51	$11.29	$10.53

Net investment income(a)	0.02		0.09	0.12	0.10	0.12	0.12	(b)

Net realized and unrealized gain (loss)	4.01		(0.46)	(0.89)	1.73	1.21	0.72

Total from investment operations	4.03		(0.37)	(0.77)	1.83	1.33	0.84

Distributions to shareholders from net investment income	(0.10)		(0.13)	(0.06)	(0.12)	(0.11)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.76)	(0.47)	—	(0.05)

Total distributions	(0.10)		(0.13)	(0.82)	(0.59)	(0.11)	(0.08)

Net asset value, end of period	$15.59		$11.66	$12.16	$13.75	$12.51	$11.29

Total Return(c)	34.63%		(3.17)%	(5.06)%	14.94%	11.80%	7.98%

Net assets, end of period (in 000’s)	$72,859		$52,507	$57,055	$60,931	$61,251	$10

Ratio of net expenses to average net assets	0.83	%(d)	0.84%	0.83%	0.83%	0.83%	0.88%

Ratio of total expenses to average net assets	1.11	%(d)	1.11%	1.16%	1.07%	1.08%	1.90%

Ratio of net investment income to average net assets	0.36	%(d)	0.79%	1.00%	0.75%	0.97%	1.14	%(b)

Portfolio turnover rate(e)	29%		76%	73%	105%	108%	109%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.46		$11.96	$13.56	$12.35	$11.15	$10.45

Net investment income(a)	(0.02)		0.03	0.04	0.01	0.04	0.05	(c)

Net realized and unrealized gain (loss)	3.94		(0.49)	(0.87)	1.72	1.19	0.70

Total from investment operations	3.92		(0.46)	(0.83)	1.73	1.23	0.75

Distributions to shareholders from net investment income	—		(0.04)	(0.01)	(0.05)	(0.03)	—

Distributions to shareholders from net realized gains	—		—	(0.76)	(0.47)	—	(0.05)

Total distributions	—		(0.04)	(0.77)	(0.52)	(0.03)	(0.05)

Net asset value, end of period	$15.38		$11.46	$11.96	$13.56	$12.35	$11.15

Total Return(d)	34.21%		(3.85)%	(5.65)%	14.20%	11.06%	7.24%

Net assets, end of period (in 000’s)	$74		$74	$160	$207	$131	$132

Ratio of net expenses to average net assets	1.46	%(e)	1.48%	1.48%	1.48%	1.49%	1.52%

Ratio of total expenses to average net assets	1.74	%(e)	1.76%	1.81%	1.72%	2.00%	2.50%

Ratio of net investment income (loss) to average net assets	(0.27	)%(e)	0.29%	0.36%	0.09%	0.32%	0.49	%(c)

Portfolio turnover rate(f)	29%		76%	73%	105%	108%	109%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.66		$12.16	$13.75	$13.26

Net investment income(b)	0.02		0.09	0.12	0.05

Net realized and unrealized gain (loss)	4.00		(0.46)	(0.89)	0.44

Total from investment operations	4.02		(0.37)	(0.77)	0.49

Distributions to shareholders from net investment income	(0.10)		(0.13)	(0.06)	—

Distributions to shareholders from net realized gains	—		—	(0.76)	—

Total distributions	(0.10)		(0.13)	(0.82)	—

Net asset value, end of period	$15.58		$11.66	$12.16	$13.75

Total Return(c)	34.54%		(3.17)%	(5.05)%	3.70%

Net assets, end of period (in 000’s)	$57,622		$38,153	$48,725	$54,660

Ratio of net expenses to average net assets	0.83	%(d)	0.84%	0.83%	0.83	%(d)

Ratio of total expenses to average net assets	1.11	%(d)	1.11%	1.16%	1.09	%(d)

Ratio of net investment income to average net assets	0.36	%(d)	0.79%	1.00%	0.99	%(d)

Portfolio turnover rate(e)	29%		76%	73%	105%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Focused Value	A, C, Institutional, Investor, P, R and R6	Non-diversified
Equity Income, Large Cap Value, Mid Cap Value, Small Cap Value	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Small/Mid Cap Value	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

82

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Equity Income	Quarterly	Annually
Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2021:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,412,675	$—	$—

Europe	15,800,151	—	—

North America	348,657,683	—	—

Oceania	7,154,914	—	—

Total	$376,025,423	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$1,503,445	$—	$—

North America	23,263,800	—	—

Investment Company	874,527	—	—

Total	$25,641,772	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$11,051,763	$—	$—

North America	431,717,815	—	—

Investment Company	4,759,736	—	—

Total	$447,529,314	$—	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$22,203,606	$—	$—

North America	1,100,282,212	—	—

Investment Company	6,015,624	—	—

Total	$1,128,501,442	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$10,718,816	$—	$—

Asia	9,974,736	—	—

North America	5,284,358,472	—	—

Investment Company	23,686,984	—	—

Securities Lending Reinvestment Vehicle	5,933,827	—	—

Total	$5,334,672,835	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$595,182	$—	$—

North America	146,824,835	—	—

Investment Company	4,416,463	—	—

Total	$151,836,480	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate#
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate
Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.69%
Focused Value	0.69	0.62	0.59	0.58	0.57	0.69	0.69
Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.69	*
Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.75	0.75
Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.92	0.92
Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.80	0.80

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*	Effective December 29, 2020, GSAM agreed to waive a portion of its management fee with respect to the Large Cap Value Fund in order to achieve an effective net management fee rate of 0.69% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2021, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Equity Income	$702
Focused Value	356
Large Cap Value	127,815
Mid Cap Value	3,063
Small Cap Value	10,934
Small/Mid Cap Value	983

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Equity Income	$4,349	$—
Focused Value	101	—
Large Cap Value	1,988	—
Mid Cap Value	4,999	—
Small Cap Value	2,358	—
Small/Mid Cap Value	57	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2021, the transfer agency fee waivers were as follows:

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)
Fund	Before December 29, 2020	As of December 29, 2020*
Large Cap Value Fund	0.07%	0.06%
Equity Income Fund	0.04%	0.06%
Focused Value Fund	0.04%	0.06%
Small Cap Value Fund	—	0.05%

*	These arrangements will remain in effect through at least December 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual

88

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 28, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/ Credits	Other Expense Reimbursements	Total Expense Reductions
Equity Income	$702	$76,418	$192,629	$269,749
Focused Value	356	72	129,013	129,441
Large Cap Value	127,815	34,743	173,593	336,151
Mid Cap Value	3,063	—	—	3,063
Small Cap Value	10,934	59,288	581,759	651,981
Small/Mid Cap Value	983	—	161,501	162,484

G.  Line of Credit Facility — As of February 28, 2021, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2021, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — The table below shows the transactions in and earnings from the investments by the Funds in the Government Money Market Fund for the six months ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income
Equity Income	$1,485,827	$12,409,069	$(13,894,896)	$—	$—	$104
Focused Value	116,661	9,948,840	(9,190,974)	874,527	874,527	54
Large Cap Value	3,050,807	26,738,697	(25,029,768)	4,759,736	4,759,736	502
Mid Cap Value	—	99,106,101	(93,090,477)	6,015,624	6,015,624	489
Small Cap Value	4,535,074	477,445,402	(458,293,492)	23,686,984	23,686,984	1,846
Small/Mid Cap Value	—	20,095,916	(15,679,453)	4,416,463	4,416,463	162

89

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2021, the Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following funds:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Focused Value	—%	17%	—%	100%	100%	31%	—%
Small/Mid Cap Value	—	—	—	—	—	20	—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Equity Income	$61,725,540	$67,033,181
Focused Value	20,254,410	7,428,581
Large Cap Value	99,672,005	112,048,007
Mid Cap Value	308,416,266	393,645,866
Small Cap Value	1,224,889,617	2,087,210,353
Small/Mid Cap Value	45,214,810	34,182,895

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the

90

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. SECURITIES LENDING (continued)

securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2021, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchase at Cost	Proceeds from Sales	Ending value as of February 28, 2021
Equity Income	$600,080	$3,872,542	$(4,472,622)	$—
Mid Cap Value	6,163,823	15,584,009	(21,747,832)	—
Small Cap Value	25,114,389	133,273,654	(152,454,216)	5,933,827
Small/Mid Cap Value	219,900	2,515,040	(2,734,940)	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2020, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value	Small/ Mid Cap Value
Capital loss carryforwards:
Perpetual Short-Term	$—	$—	$—	$—	$(46,420,689)	$(1,546,844)
Perpetual Long-Term	$(2,090,486)	$—	$—	$—	$—	$—
Total capital loss carryovers	$(2,090,486)	$—	$—	$—	$(46,420,689)	$(1,546,844)
Timing differences (Qualified Late Year Loss Deferral	$(11,646,699)	$(61,632)	$(5,147,631)	$(30,560,776)	$(275,123,563)	$(8,394,491)

91

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

7. TAX INFORMATION (continued)

As of February 28, 2021, the Fund’s aggregate security unrealized gains and losses based on cost for U.S federal income tax purposes were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Tax Cost	$299,241,385	$23,556,350	$354,005,952	$853,503,272	$3,614,672,749	$115,779,837
Gross unrealized gain	82,930,740	2,627,002	102,947,468	297,617,923	1,865,814,873	40,053,378
Gross unrealized loss	(6,146,701)	(541,580)	(9,424,106)	(22,619,753)	(145,814,787)	(3,996,736)
Net unrealized gain	$76,784,039	$2,085,422	$93,523,362	$274,998,170	$1,720,000,086	$36,056,642

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences related to the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

92

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

10. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

11. SUBSEQUENT EVENT

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

94

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	71,877	$2,831,416	229,198	$8,334,088
Reinvestment	51,760	1,982,215	447,033	17,177,416
Shares redeemed	(491,587)	(19,431,332)	(991,362)	(36,324,580)
	(367,950)	(14,617,701)	(315,131)	(10,813,076)
Class C Shares
Shares sold	16,231	635,247	19,753	694,804
Reinvestment	457	16,625	9,369	345,797
Shares redeemed	(26,286)	(978,269)	(95,896)	(3,260,186)
	(9,598)	(326,397)	(66,774)	(2,219,585)
Institutional Shares
Shares sold	200,904	7,731,240	152,713	5,725,739
Reinvestment	5,354	209,041	29,967	1,167,826
Shares redeemed	(125,380)	(4,845,723)	(100,115)	(3,717,733)
	80,878	3,094,558	82,565	3,175,832
Service Shares
Shares sold	—	—	3	100
Reinvestment	23	901	216	8,319
Shares redeemed	(2,069)	(84,917)	(455)	(18,051)
	(2,046)	(84,016)	(236)	(9,632)
Investor Shares
Shares sold	49,944	1,847,259	27,234	981,695
Reinvestment	681	25,762	3,885	148,693
Shares redeemed	(51,001)	(2,028,575)	(27,845)	(980,116)
	(376)	(155,554)	3,274	150,272
Class R6 Shares
Shares sold	13,961	559,892	22,265	831,682
Reinvestment	1,149	44,857	9,024	352,619
Shares redeemed	(22,445)	(890,569)	(42,762)	(1,547,746)
	(7,335)	(285,820)	(11,473)	(363,445)
Class R Shares
Shares sold	867	34,005	3,070	115,279
Reinvestment	176	6,688	1,600	61,245
Shares redeemed	(1,150)	(47,516)	(14,039)	(475,013)
	(107)	(6,823)	(9,369)	(298,489)
Class P Shares
Shares sold	146,010	6,084,719	285,806	10,334,223
Reinvestment	4,672	182,619	19,541	751,373
Shares redeemed	(22,682)	(928,838)	(65,131)	(2,240,188)
	128,000	5,338,500	240,216	8,845,408

NET INCREASE/(DECREASE)	(178,534)	$(7,043,253)	(76,928)	$(1,532,715)

95

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	6,859	$89,561	10,516	$103,695
Reinvestment	233	2,864	78	896
Shares redeemed	(2,240)	(28,076)	(3,328)	(35,000)
	4,852	64,349	7,266	69,591
Class C Shares
Shares sold	4,376	55,724	—	—
Reinvestment	32	390	28	328
Shares redeemed	(2,016)	(25,058)	—	—
	2,392	31,056	28	328
Institutional Shares
Shares sold	403,085	5,137,335	3,678	36,000
Reinvestment	1,558	19,225	1,167	13,526
Shares redeemed	(74,330)	(932,872)	—	—
	330,313	4,223,688	4,845	49,526
Investor Shares
Reinvestment	58	715	45	521
Shares redeemed	(2,160)	(27,117)	—	—
	(2,102)	(26,402)	45	521
Class R6 Shares
Reinvestment	61	749	48	557
Shares redeemed	(2,182)	(27,410)	—	—
	(2,121)	(26,661)	48	557
Class R Shares
Shares sold	2,009	25,005	—	—
Reinvestment	85	1,033	31	358
Shares redeemed	(2,088)	(26,067)	—	—
	6	(29)	31	358
Class P Shares
Shares sold	883,012	11,012,613	493,259	5,137,927
Reinvestment	17,987	221,552	12,220	141,442
Shares redeemed	(85,090)	(966,184)	(180,182)	(1,719,963)
	815,909	10,267,981	325,297	3,559,406

NET INCREASE/(DECREASE)	1,149,249	$14,533,982	337,560	$3,680,287

96

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	168,135	$2,502,833	386,613	$5,266,125
Reinvestment	162,305	2,413,491	298,925	4,482,803
Shares redeemed	(521,357)	(7,691,518)	(1,203,250)	(16,167,723)
	(190,917)	(2,775,194)	(517,712)	(6,418,795)
Class C Shares
Shares sold	19,681	277,015	33,194	431,506
Reinvestment	33,099	462,331	76,995	1,087,870
Shares redeemed	(272,336)	(3,784,039)	(356,987)	(4,573,900)
	(219,556)	(3,044,693)	(246,798)	(3,054,524)
Institutional Shares
Shares sold	714,420	10,739,971	1,320,839	17,273,248
Reinvestment	361,313	5,436,359	579,508	8,786,383
Shares redeemed	(758,825)	(11,401,083)	(4,081,453)	(57,927,064)
	316,908	4,775,247	(2,181,106)	(31,867,433)
Service Shares
Shares sold	2,388	35,874	6,329	87,929
Reinvestment	692	10,246	1,053	15,722
Shares redeemed	(10,431)	(155,486)	(17,011)	(233,542)
	(7,351)	(109,366)	(9,629)	(129,891)
Investor Shares
Shares sold	12,931	188,694	50,524	714,528
Reinvestment	7,936	118,038	15,988	239,744
Shares redeemed	(52,264)	(752,673)	(108,501)	(1,478,132)
	(31,397)	(445,941)	(41,989)	(523,860)
Class R6 Shares
Shares sold	21,441	313,721	20,426	282,346
Reinvestment	4,213	65,011	7,116	110,527
Shares redeemed	(37,287)	(572,540)	(59,729)	(841,724)
	(11,633)	(193,808)	(32,187)	(448,851)
Class R Shares
Shares sold	12,488	174,346	48,042	601,189
Reinvestment	6,648	95,537	14,096	204,395
Shares redeemed	(39,534)	(579,402)	(131,311)	(1,708,958)
	(20,398)	(309,519)	(69,173)	(903,374)
Class P Shares
Shares sold	461,452	7,216,481	1,252,345	14,676,899
Reinvestment	372,659	5,747,842	683,416	10,614,391
Shares redeemed	(579,606)	(8,934,690)	(3,307,653)	(43,660,114)
	254,505	4,029,633	(1,371,892)	(18,368,824)

NET INCREASE/(DECREASE)	90,161	$1,926,359	(4,470,486)	$(61,715,552)

97

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	474,472	$16,808,862	1,462,153	$44,185,577
Reinvestment	44,871	1,625,681	448,655	15,125,065
Shares redeemed	(1,640,284)	(57,184,064)	(4,599,003)	(140,817,910)
	(1,120,941)	(38,749,521)	(2,688,195)	(81,507,268)
Class C Shares
Shares sold	22,677	714,260	59,183	1,562,938
Reinvestment	—	—	21,940	639,105
Shares redeemed	(148,926)	(4,491,000)	(482,559)	(12,808,402)
	(126,249)	(3,776,740)	(401,436)	(10,606,359)
Institutional Shares
Shares sold	517,603	18,659,822	1,799,443	52,742,609
Reinvestment	47,467	1,739,185	297,359	10,160,261
Shares redeemed	(1,523,315)	(51,630,405)	(4,087,541)	(127,141,314)
	(958,245)	(31,231,398)	(1,990,739)	(64,238,444)
Service Shares
Shares sold	36,788	1,258,585	125,414	3,600,498
Reinvestment	1,886	66,820	35,593	1,171,369
Shares redeemed	(197,283)	(6,606,969)	(670,629)	(20,177,249)
	(158,609)	(5,281,564)	(509,622)	(15,405,382)
Investor Shares
Shares sold	86,842	3,064,912	184,165	5,476,121
Reinvestment	6,094	214,953	44,223	1,454,013
Shares redeemed	(192,230)	(6,434,631)	(461,350)	(13,655,472)
	(99,294)	(3,154,766)	(232,962)	(6,725,338)
Class R6 Shares
Shares sold	252,834	8,923,865	625,333	18,941,033
Reinvestment	11,214	410,672	48,892	1,669,401
Shares redeemed	(236,383)	(8,365,963)	(490,436)	(15,224,407)
	27,665	968,574	183,789	5,386,027
Class R Shares
Shares sold	89,743	3,024,549	195,531	5,217,356
Reinvestment	729	25,504	18,303	594,695
Shares redeemed	(144,823)	(4,810,938)	(350,810)	(10,017,755)
	(54,351)	(1,760,885)	(136,976)	(4,205,704)
Class P Shares
Shares sold	333,011	12,435,913	1,148,507	36,315,245
Reinvestment	28,655	1,049,073	132,360	4,519,458
Shares redeemed	(300,927)	(10,558,142)	(1,501,890)	(47,505,869)
	60,739	2,926,844	(221,023)	(6,671,166)

NET INCREASE/(DECREASE)	(2,429,285)	$(80,059,456)	(5,997,164)	$(183,973,634)

98

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	546,400	$25,967,138	1,596,036	$64,703,525
Reinvestment	15,527	780,234	489,214	24,251,852
Shares redeemed	(2,168,721)	(102,514,104)	(4,497,850)	(191,651,785)
	(1,606,794)	(75,766,732)	(2,412,600)	(102,696,408)
Class C Shares
Shares sold	17,124	596,236	17,457	551,502
Reinvestment	—	—	9,946	348,108
Shares redeemed	(55,698)	(1,704,877)	(176,111)	(5,227,096)
	(38,574)	(1,108,641)	(148,708)	(4,327,486)
Institutional Shares
Shares sold	4,618,333	241,216,803	12,946,460	564,333,088
Reinvestment	238,033	13,094,190	2,681,940	145,860,418
Shares redeemed	(14,555,819)	(766,493,312)	(20,910,025)	(975,609,347)
	(9,699,453)	(512,182,319)	(5,281,625)	(265,415,841)
Service Shares
Shares sold	130,570	5,523,242	273,152	10,478,056
Reinvestment	362	17,550	55,828	2,662,203
Shares redeemed	(482,593)	(21,809,524)	(991,281)	(43,692,687)
	(351,661)	(16,268,732)	(662,301)	(30,552,428)
Investor Shares
Shares sold	789,419	39,651,106	1,164,040	47,831,966
Reinvestment	11,766	585,347	143,535	7,062,623
Shares redeemed	(782,851)	(37,864,883)	(1,266,322)	(53,884,434)
	18,334	2,371,570	41,253	1,010,155
Class R6 Shares
Shares sold	3,299,762	169,361,294	9,345,715	430,038,206
Reinvestment	130,800	7,191,362	1,180,724	64,189,653
Shares redeemed	(7,750,232)	(412,459,812)	(8,174,988)	(369,771,737)
	(4,319,670)	(235,907,156)	2,351,451	124,456,122
Class R Shares
Shares sold	99,551	4,693,579	337,273	12,358,142
Reinvestment	—	—	73,604	3,545,103
Shares redeemed	(363,384)	(16,615,841)	(803,072)	(33,210,279)
	(263,833)	(11,922,262)	(392,195)	(17,307,034)
Class P Shares
Shares sold	568,001	30,315,776	1,361,647	57,615,257
Reinvestment	24,327	1,337,472	199,821	10,863,518
Shares redeemed	(392,303)	(20,804,694)	(1,425,012)	(63,261,974)
	200,025	10,848,554	136,456	5,216,801

NET INCREASE/(DECREASE)	(16,061,626)	$(839,935,718)	(6,368,269)	$(289,616,119)

99

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	19,381	$263,717	29,384	$354,871
Reinvestment	302	4,187	550	7,146
Shares redeemed	(15,558)	(192,486)	(66,412)	(738,596)
	4,125	75,418	(36,478)	(376,579)
Class C Shares
Shares sold	10,880	147,750	17,292	194,135
Reinvestment	—	—	—	—
Shares redeemed	(6,982)	(86,958)	(17,578)	(190,853)
	3,898	60,792	(286)	3,282
Institutional Shares
Shares sold	361,999	5,278,317	203,391	2,221,517
Reinvestment	4,243	59,578	4,849	63,819
Shares redeemed	(71,393)	(981,639)	(114,906)	(1,293,991)
	294,849	4,356,256	93,334	991,345
Investor Shares
Shares sold	125,174	1,895,960	25,034	288,631
Reinvestment	540	7,543	2,288	29,922
Shares redeemed	(28,901)	(344,152)	(172,493)	(1,873,035)
	96,813	1,559,351	(145,171)	(1,554,482)
Class R6 Shares
Shares sold	763,141	10,739,852	1,153,473	12,846,150
Reinvestment	31,315	439,348	46,058	605,200
Shares redeemed	(623,590)	(8,500,776)	(1,386,202)	(15,813,637)
	170,866	2,678,424	(186,671)	(2,362,287)
Class R Shares
Shares sold	97	1,236	938	9,766
Reinvestment	—	—	45	584
Shares redeemed	(1,705)	(25,879)	(7,957)	(76,904)
	(1,608)	(24,643)	(6,974)	(66,554)
Class P Shares
Shares sold	559,025	7,935,417	347,145	4,046,413
Reinvestment	23,674	332,143	38,695	508,457
Shares redeemed	(158,179)	(2,196,365)	(1,119,273)	(11,034,437)
	424,520	6,071,195	(733,433)	(6,479,567)

NET INCREASE/(DECREASE)	993,463	$14,776,793	(1,015,679)	$(9,844,842)

100

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

101

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Equity Income Fund				Focused Value Fund				Large Cap Value Fund
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*
Class A
Actual	$1,000.00	$1,105.49		5.48	$1,000.00	$1,180.55		$5.68	$1,000.00	$1,165.24		$5.53
Hypothetical 5% return	1,000.00	1,019.59	+	5.26	1,000.00	1,019.59	+	5.26	1,000.00	1,019.69	+	5.16
Class C
Actual	1,000.00	$1,101.16		9.38	1,000.00	1,175.92		9.66	1,000.00	1,160.05		9.53
Hypothetical 5% return	1,000.00	1,015.87	+	9.00	1,000.00	1,015.92	+	8.95	1,000.00	1,015.97	+	8.90
Institutional
Actual	1,000.00	$1,107.24		3.81	1,000.00	1,182.70		3.95	1,000.00	1,167.37		3.92
Hypothetical 5% return	1,000.00	1,021.17	+	3.66	1,000.00	1,021.17	+	3.66	1,000.00	1,021.17	+	3.66
Service
Actual	1,000.00	$1,104.67		6.42	1,000.00	N/A		N/A	1,000.00	1,163.56		6.60
Hypothetical 5% return	1,000.00	1,018.70	+	6.16	1,000.00	N/A		N/A	1,000.00	1,018.70	+	6.16
Investor
Actual	1,000.00	$1,106.70		4.18	1,000.00	1,182.36		4.33	1,000.00	1,166.28		4.19
Hypothetical 5% return	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.93	+	3.91
Class R6
Actual	1,000.00	$1,107.28		3.76	1,000.00	1,183.12		3.90	1,000.00	1,166.86		3.87
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61
Class R
Actual	1,000.00	$1,104.17		6.78	1,000.00	1,179.65		6.97	1,000.00	1,163.81		6.87
Hypothetical 5% return	1,000.00	1,018.35	+	6.51	1,000.00	1,018.40	+	6.46	1,000.00	1,018.45	+	6.41
Class P
Actual	1,000.00	$1,107.32		3.76	1,000.00	1,182.12		3.90	1,000.00	1,166.84		3.87
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Equity Income Fund	1.05%	1.80%	0.73%	1.23%	0.80%	0.72%	1.30%	0.72%
Focused Value Fund	1.05	1.79	0.73	N/A	0.80	0.72	1.29	0.72
Large Cap Value Fund	1.03	1.78	0.73	1.23	0.78	0.72	1.28	0.72

102

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2021 (Unaudited) (continued)

	Mid Cap Value Fund				Small Cap Value Fund				Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/2021*
Class A
Actual	$1,000.00	$1,260.91		$6.78	$1,000.00	$1,397.01		$7.79	$1,000.00	$1,343.86		$7.03
Hypothetical 5% return	1,000.00	1,018.79	+	6.06	1,000.00	1,018.30	+	6.56	1,000.00	1,018.79	+	6.06
Class C
Actual	1,000.00	1,256.30		10.96	1,000.00	1,392.05		12.22	1,000.00	1,339.61		11.37
Hypothetical 5% return	1,000.00	1,015.08	+	9.79	1,000.00	1,014.58	+	10.29	1,000.00	1,015.08	+	9.79
Institutional
Actual	1,000.00	1,263.22		4.71	1,000.00	1,399.52		5.71	1,000.00	1,345.92		4.89
Hypothetical 5% return	1,000.00	1,020.63	+	4.21	1,000.00	1,020.03	+	4.81	1,000.00	1,020.63	+	4.21
Service
Actual	1,000.00	1,260.21		7.51	1,000.00	1,396.04		8.67	1,000.00	—		—
Hypothetical 5% return	1,000.00	1,018.15	+	6.71	1,000.00	1,017.55	+	7.30	1,000.00	—		—
Investor
Actual	1,000.00	1,262.62		5.39	1,000.00	1,398.88		6.30	1,000.00	1,345.01		5.58
Hypothetical 5% return	1,000.00	1,020.03	+	4.81	1,000.00	1,019.54	+	5.31	1,000.00	1,020.03	+	4.81
Class R6
Actual	1,000.00	1,263.64		4.66	1,000.00	1,399.63		5.65	1,000.00	1,346.30		4.83
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.08	+	4.76	1,000.00	1,020.68	+	4.16
Class R
Actual	1,000.00	1,259.68		8.18	1,000.00	1,395.14		9.26	1,000.00	1,342.06		8.48
Hypothetical 5% return	1,000.00	1,017.55	+	7.30	1,000.00	1,017.06	+	7.80	1,000.00	1,017.55	+	7.30
Class P
Actual	1,000.00	1,263.31		4.66	1,000.00	1,399.34		5.65	1,000.00	1,345.43		4.83
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.08	+	4.76	1,000.00	1,020.68	+	4.16

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Mid Cap Value Fund	1.21%	1.96%	0.84%	1.34%	0.96%	0.83%	1.46%	0.83%
Small Cap Value Fund	1.31	2.06	0.96	1.46	1.06	0.95	1.56	0.95
Small/Mid Cap Value Fund	1.21	1.96	0.84	N/A	0.96	0.83	1.46	0.83

103

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[6]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L .P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 236969-OTU-1390648 EQVALSAR-21

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	12.50%	13.21%	-1.55%	17.45%
Institutional	12.65	13.21	-1.55	17.45
Class R6	12.60	13.21	-1.55	17.45
Class P	12.61	13.21	-1.55	17.45

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 27 emerging markets. With 8,939 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2021, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 27 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

1

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1,2]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents affiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

2

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	11.01%	13.21%	-1.55%	17.45%
Institutional	11.21	13.21	-1.55	17.45
Class R6	11.29	13.21	-1.55	17.45
Class P	11.27	13.21	-1.55	17.45

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage-backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 27 emerging markets. With 8,939 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2021, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 27 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1,2]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents affiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 98.9%
Equity – 98.9%
13,465,719	Goldman Sachs US Equity Dividend and Premium Fund	$194,175,667
13,281,460	Goldman Sachs International Equity Dividend and Premium Fund	93,899,924
4,494,303	Goldman Sachs Tactical Tilt Overlay Fund	44,853,145
1,158,685	Goldman Sachs Small Cap Equity Insights Fund	38,109,148
1,969,191	Goldman Sachs Emerging Markets Equity Insights Fund	24,417,966
1,308,073	Goldman Sachs International Small Cap Insights Fund	17,044,196
562,796	Goldman Sachs MLP Energy Infrastructure Fund	11,362,852
994,223	Goldman Sachs Global Real Estate Securities Fund	10,389,633
865,371	Goldman Sachs Global Infrastructure Fund	9,917,147

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $311,223,636)		$444,169,678

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,023,421	0.036%	$4,023,421
(Cost $4,023,421)

TOTAL INVESTMENTS – 99.8%
(Cost $315,247,057)		$448,193,099

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,013,360

NET ASSETS – 100.0%		$449,206,459

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	6,133,072	CHF	5,480,844	03/17/2021	$105,039
	USD	19,226,280	EUR	15,864,225	03/17/2021	77,919
	USD	15,006,876	JPY	1,566,272,100	03/17/2021	310,732

TOTAL						$493,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	CHF	370,000	USD	418,896	03/17/2021	$(11,956)
	USD	3,997,242	AUD	5,409,962	03/17/2021	(165,730)
	USD	8,370,109	GBP	6,259,415	03/17/2021	(351,347)

TOTAL						$(529,033)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	26	03/19/2021	$4,951,960	$219,717

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 98.7%
Equity – 98.7%
51,651,031	Goldman Sachs US Tax-Managed Equity Fund	$1,603,764,521
57,859,843	Goldman Sachs International Tax-Managed Equity Fund	652,080,431
31,265,724	Goldman Sachs Tactical Tilt Overlay Fund	312,031,929
13,588,131	Goldman Sachs Emerging Markets Equity Insights Fund	168,492,823
9,057,009	Goldman Sachs International Small Cap Insights Fund	118,012,824
3,883,058	Goldman Sachs MLP Energy Infrastructure Fund	78,398,932
6,828,086	Goldman Sachs Global Real Estate Securities Fund	71,353,503
6,019,553	Goldman Sachs Global Infrastructure Fund	68,984,072

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,851,639,099)		$3,073,119,035

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
31,930,365	0.036%	$31,930,365
(Cost $31,930,365)

TOTAL INVESTMENTS – 99.7%
(Cost $1,883,569,464)		$3,105,049,400

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		8,007,092

NET ASSETS – 100.0%		$3,113,056,492

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	2,930,569	AUD	3,800,000	03/17/2021	$6,464
	USD	35,061,650	CHF	31,332,984	03/17/2021	600,487
	USD	119,951,770	EUR	98,923,958	03/17/2021	549,047
	USD	93,988,790	JPY	9,803,154,282	03/17/2021	2,006,970

TOTAL						$3,162,968

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	USD	22,886,238	AUD	30,974,774	03/17/2021	$(948,891)
	USD	52,285,751	GBP	39,051,169	03/17/2021	(2,125,567)

TOTAL						$(3,074,458)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	166	03/19/2021	$31,616,360	$1,402,808

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Assets:
Investments in affiliated Underlying Funds, at value (cost $315,247,057 and $1,883,569,464)	$448,193,099	$3,105,049,400
Cash	558,008	3,209,356
Foreign currencies, at value (cost $0 and $128,355)	—	136,425
Receivables:
Collateral on certain derivative contracts(a)	824,600	5,008,600
Portfolio shares sold	228,554	3,910,731
Reimbursement from investment adviser	20,945	15,705
Dividends	62	643
Unrealized gain on forward foreign currency exchange contracts	493,690	3,162,968
Other assets	25,782	51,985
Total assets	450,344,740	3,120,545,813

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	529,033	3,074,458
Variation margin on futures	24,436	156,037
Payables:
Portfolio shares redeemed	367,425	964,206
Management fees	28,234	193,506
Investments purchased	21,258	2,779,602
Distribution and Service fees and Transfer Agency fees	11,850	72,952
Accrued expenses	156,045	248,560
Total liabilities	1,138,281	7,489,321

Net Assets:
Paid-in capital	324,845,668	1,987,683,905
Total distributable earnings (loss)	124,360,791	1,125,372,587
NET ASSETS	$449,206,459	$3,113,056,492
Net Assets:
Class A	$3,900,468	$522,211
Institutional	12,849,076	29,847,201
Class R6	12,303	8,913,986
Class P	432,444,612	3,073,773,094
Total Net Assets	$449,206,459	$3,113,056,492
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	298,233	27,647
Institutional	971,291	1,569,033
Class R6	932	474,989
Class P	32,774,841	163,758,751
Net asset value, offering and redemption price per share:(b)
Class A	$13.08	$18.89
Institutional	13.23	19.02
Class R6	13.20	18.77
Class P	13.19	18.77

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Forwards	Futures
Enhanced Dividend Global Equity	$500,000	$324,600

Tax-Advantaged Global Equity	2,990,000	2,018,600

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $13.84 and $19.99, respectively.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Investment income:

Dividends from affiliated Underlying Funds	$6,465,863	$38,079,060

Expenses:

Management fees	345,626	2,136,562

Transfer Agency fees(a)	72,593	429,135

Professional fees	54,852	54,852

Custody, accounting and administrative services	46,745	154,611

Registration fees	30,349	40,224

Printing and mailing costs	18,279	30,953

Trustee fees	9,809	11,541

Distribution and Service (12b-1) fees	5,162	609

Other	10,537	26,329

Total expenses	593,952	2,884,816

Less — expense reductions	(298,904)	(1,111,874)

Net expenses	295,048	1,772,942

NET INVESTMENT INCOME	6,170,815	36,306,118

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments in affiliated Underlying Funds	10,613,927	12,215,826

Investments — unaffiliated issuers	—	(58,624)

Futures contracts	892,980	5,251,842

Forward foreign currency exchange contracts	(2,888,131)	(16,656,278)

Foreign currency transactions	—	593

Capital gain distributions from affiliated Underlying Funds	10,816,766	149,649

Net change in unrealized gain (loss) on:

Investments in affiliated Underlying Funds	28,558,224	258,095,349

Futures contracts	(469,124)	(2,540,215)

Forward foreign currency exchange contracts	2,506,736	14,613,626

Foreign currency translation	—	(1,238)

Net realized and unrealized gain	50,031,378	271,070,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,202,193	$307,376,648

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity	$3,303	$3,134	$2	$66,154
Tax-Advantaged Global Equity	390	6,013	985	421,747

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$6,170,815	$10,251,549	$36,306,118	$35,565,081

Net realized gain (loss)	19,435,542	1,167,191	903,008	(26,849,863)

Net change in unrealized gain	30,595,836	5,865,666	270,167,522	278,676,219

Net increase in net assets resulting from operations	56,202,193	17,284,406	307,376,648	287,391,437

Distributions to shareholders:

From distributable earnings:

Class A Shares	(45,537)	(311,665)	(4,264)	(4,637)

Institutional Shares	(192,865)	(1,087,162)	(336,299)	(648,419)

Class R6 Shares	(152)	(476)	(103,968)	(158)

Class P Shares	(5,958,071)	(25,246,149)	(34,570,994)	(42,914,283)

Return of capital

Class A Shares	—	(8,162)	—	—

Institutional Shares	—	(26,731)	—	—

Class R6 Shares	—	(12)	—	—

Class P Shares	—	(613,732)	—	—

Total distributions to shareholders	(6,196,625)	(27,294,089)	(35,015,525)	(43,567,497)

From share transactions:

Proceeds from sales of shares	21,284,438	26,713,852	209,743,024	307,373,807

Reinvestment of distributions	6,180,892	26,879,858	34,861,505	43,449,706

Cost of shares redeemed	(92,430,777)	(187,103,975)	(149,094,156)	(636,876,111)

Net increase (decrease) in net assets resulting from share transactions	(64,965,447)	(133,510,265)	95,510,373	(286,052,598)

TOTAL INCREASE (DECREASE)	(14,959,879)	(143,519,948)	367,871,496	(42,228,658)

Net Assets:

Beginning of period	464,166,338	607,686,286	2,745,184,996	2,787,413,654

End of period	$449,206,459	$464,166,338	$3,113,056,492	$2,745,184,996

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.76		$11.50	$12.34	$11.70	$10.68	$10.69

Net investment income(a)(b)	0.13		0.17	0.19	0.15	0.17	0.11

Net realized and unrealized gain (loss)	1.33		0.59	(0.44)	0.88	1.12	0.52

Total from investment operations	1.46		0.76	(0.25)	1.03	1.29	0.63

Distributions to shareholders from net investment income	(0.14)		(0.22)	(0.27)	(0.25)	(0.20)	(0.31)

Distributions to shareholders from net realized gains	—		(0.27)	(0.32)	(0.14)	(0.07)	(0.33)

Distributions to shareholders from return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.14)		(0.50)	(0.59)	(0.39)	(0.27)	(0.64)

Net asset value, end of period	$13.08		$11.76	$11.50	$12.34	$11.70	$10.68

Total return(c)	12.50%		6.71%	(1.78)%	8.94%	12.25%	6.32%

Net assets, end of period (in 000s)	$3,900		$5,501	$8,661	$10,418	$9,289	$4,993

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.51%	0.52%	0.52%	0.53%	0.53%

Ratio of total expenses to average net assets(d)	0.63	%(e)	0.64%	0.65%	0.62%	0.63%	0.64%

Ratio of net investment income to average net assets(b)	2.16	%(e)	1.54%	1.62%	1.21%	1.54%	1.09%

Portfolio turnover rate(f)	8%		13%	15%	20%	8%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.90		$11.63	$12.48	$11.80	$10.76	$10.76

Net investment income(a)(b)	0.15		0.22	0.23	0.17	0.22	0.16

Net realized and unrealized gain (loss)	1.34		0.59	(0.44)	0.93	1.12	0.51

Total from investment operations	1.49		0.81	(0.21)	1.10	1.34	0.67

Distributions to shareholders from net investment income	(0.16)		(0.26)	(0.32)	(0.28)	(0.23)	(0.34)

Distributions to shareholders from net realized gains	—		(0.27)	(0.32)	(0.14)	(0.07)	(0.33)

Distributions to shareholders from return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.16)		(0.54)	(0.64)	(0.42)	(0.30)	(0.67)

Net asset value, end of period	$13.23		$11.90	$11.63	$12.48	$11.80	$10.76

Total return(c)	12.65%		7.17%	(1.46)%	9.45%	12.66%	6.67%

Net assets, end of period (in 000s)	$12,849		$19,695	$25,244	$33,490	$637,000	$507,845

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13%	0.13%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.26%	0.26%	0.23%	0.24%	0.24%

Ratio of net investment income to average net assets(b)	2.46	%(e)	1.90%	2.00%	1.43%	1.93%	1.58%

Portfolio turnover rate(f)	8%		13%	15%	20%	8%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		December 29, 2017* to August 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.88		$11.60	$12.46	$12.17

Net investment income(a)(b)	0.16		0.21	0.23	0.10

Net realized and unrealized gain (loss)	1.33		0.61	(0.45)	0.31

Total from investment operations	1.49		0.82	(0.22)	0.41

Distributions to shareholders from net investment income	(0.17)		(0.26)	(0.32)	(0.12)

Distributions to shareholders from net realized gains	—		(0.27)	(0.32)	—

Distributions to shareholders from return of capital	—		(0.01)	—	—

Total distributions	(0.17)		(0.54)	(0.64)	(0.12)

Net asset value, end of period	$13.20		$11.88	$11.60	$12.46

Total return(c)	12.60%		7.28%	(1.54)%	3.39%

Net assets, end of period (in 000s)	$12		$11	$10	$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.12%	0.12%	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.22%	0.23%	0.18	%(e)

Ratio of net investment income to average net assets(b)	2.66	%(e)	1.87%	2.01%	1.27	%(e)

Portfolio turnover rate(f)	8%		13%	15%	20%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		April 17, 2018* to August 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.87		$11.60	$12.45	$12.18

Net investment income(a)(b)	0.17		0.22	0.23	0.11

Net realized and unrealized gain (loss)	1.32		0.59	(0.44)	0.23

Total from investment operations	1.49		0.81	(0.21)	0.34

Distributions to shareholders from net investment income	(0.17)		(0.26)	(0.32)	(0.07)

Distributions to shareholders from net realized gains	—		(0.27)	(0.32)	—

Distributions to shareholders from return of capital	—		(0.01)	—	—

Total distributions	(0.17)		(0.54)	(0.64)	(0.07)

Net asset value, end of period	$13.19		$11.87	$11.60	$12.45

Total return(c)	12.61%		7.20%	(1.45)%	2.80%

Net assets, end of period (in 000s)	$432,445		$438,960	$573,771	$636,733

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.12%	0.12%	0.13	%(e)

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.25%	0.25%	0.25	%(e)

Ratio of net investment income to average net assets(b)	2.68	%(e)	1.92%	2.02%	2.48	%(e)

Portfolio turnover rate(f)	8%		13%	15%	20%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.16		$15.44	$16.51	$14.78	$12.91	$12.58

Net investment income(a)(b)	0.19		0.13	0.13	0.12	0.11	0.08

Net realized and unrealized gain (loss)	1.70		1.76	(0.97)	1.77	1.85	0.52

Total from investment operations	1.89		1.89	(0.84)	1.89	1.96	0.60

Distributions to shareholders from net investment income	(0.16)		(0.13)	(0.13)	(0.16)	(0.09)	(0.18)

Distributions to shareholders from net realized gains	—		(0.04)	(0.10)	—	—	(0.09)

Total distributions	(0.16)		(0.17)	(0.23)	(0.16)	(0.09)	(0.27)

Net asset value, end of period	$18.89		$17.16	$15.44	$16.51	$14.78	$12.91

Total return(c)	11.01%		12.24%	(4.96)%	12.81%	15.23%	4.88%

Net assets, end of period (in 000s)	$522		$470	$447	$658	$615	$591

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.51%	0.52%	0.52%	0.53%	0.53%

Ratio of total expenses to average net assets(d)	0.58	%(e)	0.59%	0.61%	0.60%	0.61%	0.61%

Ratio of net investment income to average net assets(b)	2.16	%(e)	0.86%	0.81%	0.77%	0.80%	0.64%

Portfolio turnover rate(f)	6%		12%	14%	17%	8%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.30		$15.58	$16.46	$14.72	$12.86	$12.53

Net investment income(a)(b)	0.21		0.22	0.20	0.17	0.17	0.11

Net realized and unrealized gain (loss)	1.72		1.74	(0.96)	1.78	1.84	0.53

Total from investment operations	1.93		1.96	(0.76)	1.95	2.01	0.64

Distributions to shareholders from net investment income	(0.21)		(0.20)	(0.02)	(0.21)	(0.15)	(0.22)

Distributions to shareholders from net realized gains	—		(0.04)	(0.10)	—	—	(0.09)

Total distributions	(0.21)		(0.24)	(0.12)	(0.21)	(0.15)	(0.31)

Net asset value, end of period	$19.02		$17.30	$15.58	$16.46	$14.72	$12.86

Total return(c)	11.21%		12.60%	(4.61)%	13.32%	15.74%	5.22%

Net assets, end of period (in 000s)	$29,847		$33,800	$43,565	$62,718	$2,207,827	$1,816,911

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13%	0.13%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.21%	0.22%	0.21%	0.21%	0.21%

Ratio of net investment income to average net assets(b)	2.36	%(e)	1.41%	1.28%	1.06%	1.26%	0.92%

Portfolio turnover rate(f)	6%		12%	14%	17%	8%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		December 29, 2017* to August 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$17.07		$15.38	$16.46	$15.59

Net investment income (loss)(a)(b)	0.29		0.20	0.19	(0.01)

Net realized and unrealized gain (loss)	1.63		1.73	(0.97)	0.88

Total from investment operations	1.92		1.93	(0.78)	0.87

Distributions to shareholders from net investment income	(0.22)		(0.20)	(0.20)	—

Distributions to shareholders from net realized gains	—		(0.04)	(0.10)	—

Total distributions	(0.22)		(0.24)	(0.30)	—

Net asset value, end of period	$18.77		$17.07	$15.38	$16.46

Total return(c)	11.29%		12.58%	(4.57)%	5.58%

Net assets, end of period (in 000s)	$8,914		$11	$10	$11

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.12%	0.12%	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.18%	0.19%	0.18	%(e)

Ratio of net investment income (loss) to average net assets(b)	3.25	%(e)	1.25%	1.22%	(0.05	)%(e)

Portfolio turnover rate(f)	6%		12%	14%	17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		April 17, 2018* to August 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$17.07		$15.38	$16.47	$15.84

Net investment income(a)(b)	0.22		0.20	0.19	0.01

Net realized and unrealized gain (loss)	1.70		1.74	(0.98)	0.62

Total from investment operations	1.92		1.94	(0.79)	0.63

Distributions to shareholders from net investment income	(0.22)		(0.21)	(0.20)	—

Distributions to shareholders from net realized gains	—		(0.04)	(0.10)	—

Total distributions	(0.22)		(0.25)	(0.30)	—

Net asset value, end of period	$18.77		$17.07	$15.38	$16.47

Total return(c)	11.27%		12.59%	(4.60)%	3.98%

Net assets, end of period (in 000s)	$3,073,773		$2,710,904	$2,743,392	$2,797,271

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.12%	0.12%	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.20%	0.21%	0.20	%(e)

Ratio of net investment income to average net assets(b)	2.54	%(e)	1.30%	1.21%	0.15	%(e)

Portfolio turnover rate(f)	6%		12%	14%	17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may

20

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Enhanced Dividend Global Equity	Quarterly	Annually
Tax-Advantaged Global Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

21

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

22

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2021:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Equity Funds	$444,169,678	$—	$—

Investment Company	4,023,421	—	—

Total	$448,193,099	$—	$—
Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$493,690	$—

Futures Contracts	219,717	—	—

Total	$219,717	$493,690	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(529,033)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Equity Funds	$3,073,119,035	$—	$—

Investment Company	31,930,365	—	—

Total	$3,105,049,400	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$3,162,968	$—

Futures Contracts	1,402,808	—	—

Total	$1,402,808	$3,162,968	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(3,074,458)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2021. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure:

Enhanced Dividend Global Equity

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$493,690		Payable for unrealized loss on forward foreign currency exchange contracts	$(529,033)
Equity	Variation margin on futures contracts	219,717	(a)	—	—
Total		$713,407			$(529,033)

Tax-Advantaged Global Equity

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$3,162,968		Payable for unrealized loss on forward foreign currency exchange contracts	$(3,074,458)
Equity	Variation margin on futures contracts	1,402,808	(a)	—	—
Total		$4,565,776			$(3,074,458)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 28, 2021 is reported within the Statements of Assets and Liabilities.

24

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(2,888,131)	$2,506,736	8
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	892,980	(469,124)	27
Total		$(1,995,151)	$2,037,612	35

Tax-Advantaged Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(16,656,278)	$14,613,626	8
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,251,842	(2,540,215)	166
Total		$(11,404,436)	$12,073,411	174

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM has agreed to waive a portion of its management fee in order to achieve an effective net rate of 0.08% as an annual percentage rate of average daily net assets of each Portfolio through at least December 29, 2021, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees.

B.  Distribution and/or Service (12b-1) Plan — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2021, Goldman Sachs retained front-end sales charges of $26 for the Enhanced Dividend Global Equity Portfolio.

25

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Enhanced Dividend Global Equity	$161,292	$137,612	$298,904
Tax-Advantaged Global Equity	997,064	114,810	1,111,874

F.  Line of Credit Facility — As of February 28, 2021, the Portfolios participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2021, the Portfolios did not have any borrowings under the facility.

26

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2021:

Enhanced Dividend Global Equity
Underlying Funds	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income from Affiliated Investment Companies		Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$25,446,938	$652,338	$(7,072,708)	$—	$1,994,256	$3,397,142	$24,417,966	1,969,191	$308,683		$—
Goldman Sachs Financial Square Government Fund (Institutional Shares)	514,765	80,428,595	(76,919,939)	—	—	—	4,023,421	4,023,421	167		—
Goldman Sachs Global Infrastructure Fund	10,278,772	1,466,374	(1,815,403)	(37,647)	52,908	(27,857)	9,917,147	865,371	85,919		—
Goldman Sachs Global Real Estate Securities Fund	10,759,811	552,939	(1,815,400)	(5,015)	(51,095)	948,393	10,389,633	994,223	61,404		23,712
Goldman Sachs International Equity Dividend and Premium Fund	100,181,603	3,033,348	(18,653,615)	(50,504)	631,442	8,757,650	93,899,924	13,281,460	1,562,250		—
Goldman Sachs International Small Cap Insights Fund	16,732,048	933,800	(2,859,862)	—	372,942	1,865,268	17,044,196	1,308,073	322,519		—
Goldman Sachs MLP Energy Infrastructure Fund	10,116,597	1,901,840	(3,205,403)	(233,555)	(1,314,374)	4,097,747	11,362,852	562,796	205,475	(a)	—
Goldman Sachs Small Cap Equity Insights Fund	36,379,358	1,185,669	(10,734,063)	—	4,169,910	7,108,274	38,109,148	1,158,685	220,186		—
Goldman Sachs Tactical Tilt Overlay Fund	42,708,276	9,423,309	(7,791,427)	—	57,559	455,428	44,853,145	4,494,303	2,117,479		—
Goldman Sachs US Equity Dividend and Premium Fund	209,334,068	17,446,655	(39,247,248)	(14,366)	4,700,379	1,956,179	194,175,667	13,465,719	1,581,781		10,793,054

Total	$462,452,236	$117,024,867	$(170,115,068)	$(341,087)	$10,613,927	$28,558,224	$448,193,099		$6,465,863		$10,816,766

(a)	Amount includes return of capital distributions of $233,555, a portion of which represents the difference between the estimated amount related to the fiscal year ended August 31, 2020 and the final amount recorded during the period ended February 28, 2021.

27

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity
Underlying Funds	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income from Affiliated Investment Companies		Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$148,158,919	$7,886,380	$(20,013,207)	$—	$2,607,663	$29,853,068	$168,492,823	13,588,131	$1,924,809		$—
Goldman Sachs Financial Square Government Fund (Institutional Shares)	4,042,158	544,815,430	(516,927,223)	—	—	—	31,930,365	31,930,365	1,576		—
Goldman Sachs Global Infrastructure Fund	59,940,656	11,145,936	(1,682,228)	(219,292)	1,541	(202,541)	68,984,072	6,019,553	525,791		—
Goldman Sachs Global Real Estate Securities Fund	62,684,039	4,735,858	(1,682,228)	(28,256)	(110,133)	5,754,223	71,353,503	6,828,086	357,102		149,649
Goldman Sachs International Small Cap Insights Fund	97,321,206	9,786,431	(2,614,517)	—	(64,021)	13,583,725	118,012,824	9,057,009	1,985,646		—
Goldman Sachs International Tax-Managed Equity Fund	593,013,649	34,109,275	(37,990,611)	—	771,897	62,176,221	652,080,431	57,859,843	9,460,627		—
Goldman Sachs MLP Energy Infrastructure Fund	58,886,596	14,072,518	(10,132,228)	(1,444,161)	(5,347,405)	22,363,612	78,398,932	3,883,058	1,417,505	(a)	—
Goldman Sachs Tactical Tilt Overlay Fund	248,920,435	67,004,072	(7,219,860)	—	(119,786)	3,447,068	312,031,929	31,265,724	13,287,029		—
Goldman Sachs US Tax-Managed Equity Fund	1,475,649,105	69,470,153	(75,111,744)	(1,839,036)	14,476,070	121,119,973	1,603,764,521	51,651,031	9,118,975		—

Total	$2,748,616,763	$763,026,053	$(673,373,846)	$(3,530,745)	$12,215,826	$258,095,349	$3,105,049,400		$38,079,060		$149,649

(a)	Amount includes return of capital distributions of $1,444,161, a portion of which represents the difference between the estimated amount related to the fiscal year ended August 31, 2020 and the final amount recorded during the period ended February 28, 2021.

28

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2021, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Goldman Sachs Emerging Markets Equity Insights Fund	—%	9%
Goldman Sachs Global Infrastructure Fund	5	38
Goldman Sachs Global Real Estate Securities Fund	6	40
Goldman Sachs International Equity Dividend and Premium Fund	50	—
Goldman Sachs International Tax-Managed Equity Fund	—	87
Goldman Sachs MLP Energy Infrastructure Fund	—	7
Goldman Sachs Small Cap Equity Insights Fund	7	—
Goldman Sachs Tactical Tilt Overlay Fund	—	9
Goldman Sachs U.S. Equity Dividend and Premium Fund	7	—
Goldman Sachs U.S. Tax-Managed Equity Fund	—	83

As of February 28, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Portfolio	Class R6
Enhanced Dividend Global Equity	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2021 were as follows:

Portfolio	Purchases	Sales
Enhanced Dividend Global Equity	$36,596,271	$93,195,129
Tax-Advantaged Global Equity	218,210,622	180,447,423

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2020, the Portfolios’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Capital Loss carryforwards
Perpetual Short-term	$—	$(771,723)
Perpetual Long-Term	—	(1,074,750)
Total capital loss carryforwards	$—	$(1,846,473)
Timing differences (Post October Loss Deferral, Late Year Ordinary Loss Deferral)	$(2,949,263)	$(28,873,902)

29

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

7. TAX INFORMATION (continued)

As of February 28, 2021, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Tax cost	$340,477,151	$1,952,674,060
Gross unrealized gain	134,441,304	1,156,540,108
Gross unrealized loss	(26,725,356)	(4,164,769)
Net unrealized gain	$107,715,948	$1,152,375,339

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and net mark to market gains (loss) on foreign currency contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign

30

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 28, 2021, the Enhanced Dividend Global Equity Portfolio invested 43.3% and 20.9% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2021, the Tax-Advantaged Global Equity Portfolio invested 51.6% and 20.9% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or

31

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

8. OTHER RISKS (continued)

unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

32

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,502	$170,305	37,935	$429,619
Reinvestment of distributions	3,427	42,142	26,127	304,108
Shares redeemed	(186,242)	(2,191,143)	(349,960)	(3,934,449)
	(169,313)	(1,978,696)	(285,898)	(3,200,722)
Institutional Shares
Shares sold	87,167	1,047,488	100,714	1,172,359
Reinvestment of distributions	14,751	180,527	61,169	715,382
Shares redeemed	(785,761)	(9,717,141)	(678,244)	(7,424,170)
	(683,843)	(8,489,126)	(516,361)	(5,536,429)
Class R6 Shares
Reinvestment of distributions	13	152	42	487
	13	152	42	487
Class P Shares
Shares sold	1,606,465	20,066,645	2,177,793	25,111,874
Reinvestment of distributions	481,474	5,958,071	2,213,900	25,859,881
Shares redeemed	(6,295,427)	(80,522,493)	(16,881,525)	(175,745,356)
	(4,207,488)	(54,497,777)	(12,489,832)	(124,773,601)

NET DECREASE	(5,060,631)	$(64,965,447)	(13,292,049)	$(133,510,265)

33

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	131	$2,313	94	$1,367
Reinvestment of distributions	232	4,264	280	4,636
Shares redeemed	(105)	(1,961)	(1,951)	(29,834)
	258	4,616	(1,577)	(23,831)
Institutional Shares
Shares sold	125,486	2,117,787	25,375	373,510
Reinvestment of distributions	18,178	336,299	37,605	626,183
Shares redeemed	(528,356)	(9,243,722)	(905,538)	(12,132,909)
	(384,692)	(6,789,636)	(842,558)	(11,133,216)
Class R6 Shares
Shares sold	470,969	8,072,405	—	—
Reinvestment of distributions	5,697	103,968	10	158
Shares redeemed	(2,342)	(41,832)	—	—
	474,324	8,134,541	10	158
Class P Shares
Shares sold	10,953,675	199,550,519	20,348,001	306,998,930
Reinvestment of distributions	1,885,862	34,416,974	2,605,468	42,818,729
Shares redeemed	(7,849,934)	(139,806,641)	(42,560,000)	(624,713,368)
	4,989,603	94,160,852	(19,606,531)	(274,895,709)

NET INCREASE (DECREASE)	5,079,493	$95,510,373	(20,450,656)	$(286,052,598)

34

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Liquidity Risk Management Program

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2-3, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

35

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2021 (Unaudited)

As a shareholder of Class A, Institutional, Class R6 or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class R6 and Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/01/20	Ending Account Value 2/28/21		Expenses Paid for the 6 Months Ended 2/28/21*	Beginning Account Value 9/01/20	Ending Account Value 2/28/21		Expenses Paid for the 6 Months Ended 2/28/21*
Class A
Actual	$1,000	$1,125.00		$2.63	$1,000	$1,110.10		$2.62
Hypothetical 5% return	1,000	1,022.32	+	2.51	1,000	1,022.32	+	2.51
Institutional
Actual	1,000	1,126.50		0.69	1,000	1,112.10		0.68
Hypothetical 5% return	1,000	1,024.15	+	0.65	1,000	1,024.15	+	0.65
Class R6
Actual	1,000	1,126.00		0.69	1,000	1,112.90		0.63
Hypothetical 5% return	1,000	1,024.15	+	0.65	1,000	1,024.20	+	0.60
Class P
Actual	1,000	1,126.10		0.63	1,000	1,112.70		0.63
Hypothetical 5% return	1,000	1,024.20	+	0.60	1,000	1,024.20	+	0.60

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity	0.50%	0.13%	0.13%	0.12%

Tax-Advantaged Global Equity	0.50	0.13	0.12	0.12

36

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[6]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2021 Goldman Sachs. All rights reserved. 236968-OTU-1394673 TAGEDSAR-21

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Allocation Funds
Global Managed Beta Fund
Strategic Factor Allocation Fund
Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

∎	GLOBAL MANAGED BETA FUND

∎	STRATEGIC FACTOR ALLOCATION FUND

∎	TACTICAL TILT OVERLAY FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Global Managed Beta Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]
Institutional Shares	15.61%	14.72%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 27 emerging markets. With 8,939 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2021, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 26 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[3]

[3]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Strategic Factor Allocation Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]
Institutional	3.12%	4.12%	9.74%	-1.55%
Class R6	3.14	4.12	9.74	-1.55
Class P	3.14	4.12	9.74	-1.55

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Allocation Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg Barclays U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.

[3]	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business
Goldman Sachs Financial Square Government Fund — Institutional Shares	77.1%	Investment Companies

‡	The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

Tactical Tilt Overlay Fund

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[1]	ICE® BofAML® U.S. Dollar Three- Month LIBOR Constant Maturity Index[2]

Institutional	5.84%	0.12%
Class R6	5.77	0.12
Class P	5.76	0.12

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

FUND COMPOSITION[3]

[3]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. Investments in the securities lending vehicle represented 0.5% of the Fund’s net assets as of February 28, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 10.9%
Aerospace & Defense – 0.1%
5,896	BAE Systems PLC	$39,910
222	Elbit Systems Ltd.	28,734
318	General Dynamics Corp.	51,984
171	HEICO Corp. Class A	19,795
814	Huntington Ingalls Industries, Inc.	143,191
643	L3Harris Technologies, Inc.	116,968
505	Lockheed Martin Corp.	166,776
782	Northrop Grumman Corp.	228,078
1,270	Raytheon Technologies Corp.	91,427
213	Safran SA*	29,035
224	Teledyne Technologies, Inc.*	83,104
3,850	Textron, Inc.	193,809
297	Thales SA	28,129
234	The Boeing Co.	49,610

		1,270,550

Air Freight & Logistics – 0.1%
2,891	C.H. Robinson Worldwide, Inc.	262,647
10,499	Deutsche Post AG	521,460
506	DSV PANALPINA A/S	92,548
1,049	Expeditors International of Washington, Inc.	96,340
841	FedEx Corp.	214,034
1,570	SG Holdings Co. Ltd.	36,049
1,555	United Parcel Service, Inc. Class B	245,426
2,164	XPO Logistics, Inc.*	252,322
2,846	Yamato Holdings Co. Ltd.	75,103

		1,795,929

Auto Components – 0.0%
605	Aptiv PLC	90,653
3,965	BorgWarner, Inc.	178,425
1,222	Bridgestone Corp.	48,274
235	Cie Generale des Etablissements Michelin SCA	33,979
636	Denso Corp.	38,424
299	Koito Manufacturing Co. Ltd.	20,089
311	Lear Corp.	51,654
1,244	Magna International, Inc.	104,781
735	Stanley Electric Co. Ltd.	21,928
1,887	Sumitomo Electric Industries Ltd.	27,648
1,259	Toyoda Gosei Co. Ltd.	32,923
373	Toyota Industries Corp.	32,047

		680,825

Automobiles – 0.1%
533	Bayerische Motoren Werke AG	46,056
1,448	Daimler AG	116,079
300	Ferrari NV	58,382
29,715	Ford Motor Co.	347,666
2,527	General Motors Co.	129,711
4,700	Honda Motor Co. Ltd.	129,914
2,501	Stellantis NV	40,538
1,277	Tesla, Inc.*	862,613
1,977	Toyota Motor Corp.	146,088

		1,877,047

Common Stocks – (continued)
Banks – 0.4%
6,596	Australia & New Zealand Banking Group Ltd.	$132,459
4,450	Bank Hapoalim BM*	31,352
15,743	Bank Leumi Le-Israel BM	95,484
19,788	Bank of America Corp.	686,841
1,831	Bank of Montreal	149,605
391	Banque Cantonale Vaudoise	40,978
35,149	Barclays PLC	78,443
2,077	BNP Paribas SA*	123,472
20,086	BOC Hong Kong Holdings Ltd.	66,736
1,018	Canadian Imperial Bank of Commerce	93,857
5,315	Citigroup, Inc.	350,152
1,649	Citizens Financial Group, Inc.	71,633
2,969	Commonwealth Bank of Australia	186,360
3,311	Credit Agricole SA*	46,392
1,725	Danske Bank A/S*	31,711
2,869	DBS Group Holdings Ltd.	56,848
2,734	DNB ASA	53,114
2,099	Fifth Third Bancorp	72,814
2,283	FinecoBank Banca Fineco SpA*	40,042
398	First Republic Bank	65,571
1,949	Hang Seng Bank Ltd.	37,642
15,412	HSBC Holdings PLC*	92,324
2,966	Huntington Bancshares, Inc.	45,498
4,891	ING Groep NV	53,570
17,150	Intesa Sanpaolo SpA*	44,093
10,673	Israel Discount Bank Ltd. Class A	39,357
4,046	Japan Post Bank Co. Ltd.	38,670
9,358	JPMorgan Chase & Co.	1,377,217
381	KBC Group NV*	27,344
2,230	KeyCorp.	44,912
439	M&T Bank Corp.	66,263
3,912	Mediobanca Banca di Credito Finanziario SpA*	40,622
21,923	Mitsubishi UFJ Financial Group, Inc.	115,308
2,319	Mizrahi Tefahot Bank Ltd.	55,175
3,878	Mizuho Financial Group, Inc.	57,078
4,993	National Australia Bank Ltd.	94,803
3,794	National Bank of Canada	238,981
4,118	Nordea Bank Abp	37,296
20,940	Oversea-Chinese Banking Corp. Ltd.	171,307
1,006	Raiffeisen Bank International AG*	20,337
2,610	Regions Financial Corp.	53,844
7,526	Resona Holdings, Inc.	30,411
5,754	Royal Bank of Canada	489,945
2,594	Shinsei Bank Ltd.	37,112
5,390	Skandinaviska Enskilda Banken AB Class A*	61,922
4,380	Standard Chartered PLC*	28,346
6,873	Sumitomo Mitsui Financial Group, Inc.	242,654
1,315	Sumitomo Mitsui Trust Holdings, Inc.	43,418
164	SVB Financial Group*	82,879

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,564	Svenska Handelsbanken AB Class A*	$48,117
29,440	The Bank of East Asia Ltd.	69,433
331	The Bank of Kyoto Ltd.	19,945
2,108	The Bank of Nova Scotia	123,240
694	The PNC Financial Services Group, Inc.	116,842
6,279	The Toronto-Dominion Bank	380,608
1,413	Truist Financial Corp.	80,484
2,824	U.S. Bancorp	141,200
3,675	United Overseas Bank Ltd.	67,488
6,332	Wells Fargo & Co.	229,028
4,557	Westpac Banking Corp.	83,540

		7,602,117

Beverages – 0.1%
960	Asahi Group Holdings Ltd.	41,911
1,475	Brown-Forman Corp. Class B	105,581
433	Carlsberg AS Class B	67,993
4,983	Coca-Cola Amatil Ltd.	51,448
1,458	Coca-Cola Bottlers Japan Holdings, Inc.	25,204
2,126	Coca-Cola European Partners PLC	108,320
1,097	Coca-Cola HBC AG	34,400
253	Constellation Brands, Inc. Class A	54,178
3,438	Davide Campari-Milano NV	38,856
2,323	Diageo PLC	91,384
509	Heineken Holding NV	43,726
543	Heineken NV	53,526
2,683	Ito En Ltd.	148,421
2,041	Keurig Dr Pepper, Inc.	62,291
6,953	Molson Coors Beverage Co. Class B	309,061
3,384	Monster Beverage Corp.*	296,912
4,518	PepsiCo, Inc.	583,681
376	Pernod Ricard SA	71,377
191	Remy Cointreau SA	36,391
1,619	Suntory Beverage & Food Ltd.	55,577
6,581	The Coca-Cola Co.	322,403

		2,602,641

Biotechnology – 0.2%
5,675	AbbVie, Inc.	611,424
1,997	Alexion Pharmaceuticals, Inc.*	305,042
567	Alnylam Pharmaceuticals, Inc.*	83,973
1,515	Amgen, Inc.	340,754
156	Argenx SE*	51,887
1,496	Biogen, Inc.*	408,228
474	BioMarin Pharmaceutical, Inc.*	36,702
862	CSL Ltd.	175,675
164	Exact Sciences Corp.*	22,324
186	Genmab A/S*	62,382
4,868	Gilead Sciences, Inc.	298,895
2,486	Grifols SA	62,284
3,263	Incyte Corp.*	256,668
863	Ionis Pharmaceuticals, Inc.*	45,221
604	Moderna, Inc.*	93,505

Common Stocks – (continued)
Biotechnology – (continued)
461	Neurocrine Biosciences, Inc.*	50,484
298	Regeneron Pharmaceuticals, Inc.*	134,270
612	Sarepta Therapeutics, Inc.*	53,281
1,719	Seagen, Inc.*	259,758
1,269	Vertex Pharmaceuticals, Inc.*	269,726

		3,622,483

Building Products – 0.1%
1,336	A.O. Smith Corp.	79,318
1,749	Allegion PLC	190,256
2,187	Assa Abloy AB Class B	54,860
1,968	Carrier Global Corp.	71,891
3,123	Cie de Saint-Gobain*	167,944
555	Daikin Industries Ltd.	108,163
1,121	Fortune Brands Home & Security, Inc.	93,200
107	Geberit AG	63,085
2,127	Johnson Controls International PLC	118,665
529	Kingspan Group PLC*	38,456
699	Lennox International, Inc.	195,559
779	Lixil Corp.	21,966
5,980	Masco Corp.	318,256
1,502	Nibe Industrier AB Class B	47,204
2,425	Owens Corning	196,474
100	Rockwool International A/S Class B	36,154
326	TOTO Ltd.	19,771
730	Trane Technologies PLC	111,865
25,678	Xinyi Glass Holdings Ltd.	71,848

		2,004,935

Capital Markets – 0.3%
1,144	Ameriprise Financial, Inc.	253,099
1,185	ASX Ltd.	61,708
272	BlackRock, Inc.	188,904
804	Brookfield Asset Management, Inc. Class A	32,473
671	Cboe Global Markets, Inc.	66,402
318	CME Group, Inc.	63,505
3,696	Credit Suisse Group AG	53,468
5,673	Daiwa Securities Group, Inc.	27,763
554	Deutsche Boerse AG	90,772
2,099	EQT AB	58,186
850	FactSet Research Systems, Inc.	258,323
1,041	Franklin Resources, Inc.	27,243
8,717	Hargreaves Lansdown PLC	184,292
4,131	Hong Kong Exchanges & Clearing Ltd.	253,986
1,471	IGM Financial, Inc.	40,133
1,382	Intercontinental Exchange, Inc.	152,448
9,859	Invesco Ltd.	221,039
2,430	Japan Exchange Group, Inc.	52,480
1,016	KKR & Co., Inc. Class A	46,289
1,063	London Stock Exchange Group PLC	142,845
590	Macquarie Group Ltd.	64,583
2,863	Magellan Financial Group Ltd.	95,660
428	MarketAxess Holdings, Inc.	237,942

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,598	Moody’s Corp.	$439,274
5,831	Morgan Stanley	448,229
236	MSCI, Inc.	97,827
530	Nasdaq, Inc.	73,294
594	Northern Trust Corp.	56,507
160	Partners Group Holding AG	191,563
484	Raymond James Financial, Inc.	56,502
1,082	S&P Global, Inc.	356,367
645	Schroders PLC	31,567
1,766	SEI Investments Co.	98,896
33,802	Singapore Exchange Ltd.	251,664
1,810	St. James’s Place PLC	29,854
1,818	State Street Corp.	132,296
1,300	T. Rowe Price Group, Inc.	210,782
2,889	The Bank of New York Mellon Corp.	121,800
2,531	The Blackstone Group, Inc. Class A	175,221
1,705	The Charles Schwab Corp.	105,233
640	TMX Group Ltd.	61,098
681	Tradeweb Markets, Inc. Class A	49,570
6,478	UBS Group AG	100,787

		5,761,874

Chemicals – 0.2%
1,010	Air Liquide SA	152,101
382	Air Products & Chemicals, Inc.	97,647
1,103	Akzo Nobel NV	114,061
461	Albemarle Corp.	72,474
1,411	Arkema SA	155,545
773	BASF SE	63,240
292	Celanese Corp.	40,562
453	Chr Hansen Holding A/S*	38,844
1,673	Corteva, Inc.	75,536
690	Covestro AG(a)	49,960
937	Croda International PLC	80,897
1,346	Dow, Inc.	79,831
2,117	DuPont de Nemours, Inc.	148,867
1,290	Eastman Chemical Co.	140,945
958	Ecolab, Inc.	200,567
77	EMS-Chemie Holding AG	68,232
268	FMC Corp.	27,253
34	Givaudan SA	128,053
274	International Flavors & Fragrances, Inc.	37,130
914	Johnson Matthey PLC	39,056
1,243	JSR Corp.	37,257
431	Koninklijke DSM NV	71,066
798	Linde PLC	194,927
232	LyondellBasell Industries NV Class A	23,917
5,794	Mitsubishi Chemical Holdings Corp.	40,517
1,010	Mitsubishi Gas Chemical Co., Inc.	23,657
2,131	Mitsui Chemicals, Inc.	66,014
881	Nippon Paint Holdings Co. Ltd.	65,620
2,221	Nippon Sanso Holdings Corp.	41,975
771	Nitto Denko Corp.	66,180

Common Stocks – (continued)
Chemicals – (continued)
898	Novozymes A/S Class B	55,283
2,160	Nutrien Ltd.	116,588
2,141	Orica Ltd.	20,762
440	PPG Industries, Inc.	59,321
831	RPM International, Inc.	66,181
541	Shin-Etsu Chemical Co. Ltd.	88,667
342	Sika AG	90,438
312	Solvay SA	37,977
576	Symrise AG	67,289
2,378	Teijin Ltd.	41,026
4,908	The Mosaic Co.	144,295
300	The Sherwin-Williams Co.	204,102
3,799	Toray Industries, Inc.	25,062
349	Umicore SA	20,503
693	Yara International ASA	33,294

		3,512,719

Commercial Services & Supplies – 0.1%
5,689	Brambles Ltd.	43,460
797	Cintas Corp.	258,499
1,032	Copart, Inc.*	112,653
1,156	Dai Nippon Printing Co. Ltd.	20,898
1,369	GFL Environmental, Inc.	42,492
5,644	Rentokil Initial PLC*	36,774
861	Republic Services, Inc.	76,706
1,058	Ritchie Bros Auctioneers, Inc.	57,739
9,657	Rollins, Inc.	320,323
460	Secom Co. Ltd.	40,055
4,454	Securitas AB Class B	68,284
796	Waste Connections, Inc.	77,761
728	Waste Management, Inc.	80,728

		1,236,372

Communications Equipment – 0.1%
238	Arista Networks, Inc.*	66,602
11,477	Cisco Systems, Inc.	514,973
1,409	F5 Networks, Inc.*	267,681
3,543	Juniper Networks, Inc.	82,481
508	Motorola Solutions, Inc.	89,144
5,168	Nokia Oyj*	20,590
6,541	Telefonaktiebolaget LM Ericsson Class B	81,736

		1,123,207

Construction & Engineering – 0.1%
9,883	ACS Actividades de Construccion y Servicios SA	301,969
1,919	Bouygues SA	77,689
1,424	Eiffage SA*	146,366
1,874	Ferrovial SA	46,509
728	HOCHTIEF AG	65,059
2,597	Obayashi Corp.	22,419
6,199	Skanska AB Class B	150,000
1,724	Vinci SA	179,296
4,824	WSP Global, Inc.	417,807

		1,407,114

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.0%
1,432	CRH PLC*	$62,165
1,006	HeidelbergCement AG	79,568
1,280	James Hardie Industries PLC	35,900
1,594	LafargeHolcim Ltd.	87,936
177	Martin Marietta Materials, Inc.	59,626
244	Vulcan Materials Co.	40,745

		365,940

Consumer Finance – 0.0%
4,672	Ally Financial, Inc.	193,888
1,466	American Express Co.	198,291
165	Capital One Financial Corp.	19,831
1,855	Discover Financial Services	174,500
1	Isracard Ltd.	3
5,706	Synchrony Financial	220,708

		807,221

Containers & Packaging – 0.1%
2,459	Amcor PLC	26,902
402	Avery Dennison Corp.	70,434
768	Ball Corp.	65,580
792	CCL Industries, Inc. Class B	41,716
919	Crown Holdings, Inc.*	87,820
2,189	International Paper Co.	108,684
222	Packaging Corp. of America	29,308
476	Sealed Air Corp.	19,944
4,627	Smurfit Kappa Group PLC	218,619
3,410	Westrock Co.	148,642

		817,649

Distributors – 0.0%
1,869	Genuine Parts Co.	196,899
6,659	LKQ Corp.*	262,298
686	Pool Corp.	229,652

		688,849

Diversified Financial Services – 0.1%
2,417	Berkshire Hathaway, Inc. Class B*	581,313
342	Groupe Bruxelles Lambert SA	33,829
589	Industrivarden AB Class A*	20,929
2,453	Industrivarden AB Class C*	80,962
1,702	Investor AB Class B	125,741
2,216	Kinnevik AB Class B	102,830
1,234	L E Lundbergforetagen AB Class B*	61,374
13,335	M&G PLC	34,346
4,094	ORIX Corp.	69,855
186	Sofina SA	61,478
1,033	Tokyo Century Corp.	67,953
1,647	Voya Financial, Inc.	99,281
189	Wendel SE	21,562

		1,361,453

Diversified Telecommunication Services – 0.2%
20,535	AT&T, Inc.	572,721
1,043	BCE, Inc.	44,610
1,059	Cellnex Telecom SA(a)	57,620

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
10,347	Deutsche Telekom AG	188,216
848	Elisa Oyj	50,705
37,703	HKT Trust and HKT Ltd.	51,246
308	Iliad SA	54,663
4,721	Infrastrutture Wireless Italiane SpA(a)	49,148
11,358	Koninklijke KPN NV	37,226
7,153	Liberty Global PLC Class A*	176,143
8,081	Liberty Global PLC Class C*	196,368
17,204	Lumen Technologies, Inc.	211,437
10,490	Nippon Telegraph & Telephone Corp.	271,744
3,682	Orange SA	42,423
64,218	PCCW Ltd.	36,830
15,280	Singapore Telecommunications Ltd.	26,905
14,275	Spark New Zealand Ltd.	47,341
153	Swisscom AG	76,856
86,846	Telecom Italia SpA	41,236
78,061	Telecom Italia SpA RSP	41,849
8,726	Telefonica SA	37,253
3,393	Telenor ASA	54,844
8,289	Telia Co. AB	33,577
16,665	Telstra Corp. Ltd.	39,653
2,320	TELUS Corp.	46,488
14,582	TPG Telecom Ltd.*	77,144
960	United Internet AG	42,290
10,412	Verizon Communications, Inc.	575,784

		3,182,320

Electric Utilities – 0.2%
986	Alliant Energy Corp.	45,514
926	American Electric Power Co., Inc.	69,311
38,024	AusNet Services	48,549
3,420	CLP Holdings Ltd.	33,389
959	Duke Energy Corp.	82,081
438	Edison International	23,648
24,944	EDP – Energias de Portugal SA	142,972
285	Elia Group SA	30,729
930	Emera, Inc.	36,642
2,652	Endesa SA	65,532
21,218	Enel SpA	200,062
357	Entergy Corp.	30,991
743	Evergy, Inc.	39,847
578	Eversource Energy	45,939
2,468	Exelon Corp.	95,265
1,038	Fortis, Inc.	39,967
1,136	Fortum Oyj	28,303
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,033
2,473	Hydro One Ltd.(a)	52,507
13,369	Iberdrola SA	167,539
3,280	Kyushu Electric Power Co., Inc.	28,183
11,187	Mercury NZ Ltd.	48,842
4,096	NextEra Energy, Inc.	300,974
8,570	NRG Energy, Inc.	312,891
1,220	OGE Energy Corp.	35,709

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
911	Orsted A/S(a)	$146,832
1,948	PG&E Corp.*	20,473
478	Pinnacle West Capital Corp.	33,427
3,998	Power Assets Holdings Ltd.	22,185
1,331	PPL Corp.	34,859
2,047	Red Electrica Corp. SA	34,198
1,906	SSE PLC	35,326
8,823	Terna Rete Elettrica Nazionale SpA	61,206
2,899	The Chugoku Electric Power Co., Inc.	34,575
2,027	The Kansai Electric Power Co., Inc.	20,257
995	The Southern Co.	56,436
2,586	Tohoku Electric Power Co., Inc.	22,779
619	Verbund AG	47,055
1,097	Xcel Energy, Inc.	64,273

		2,671,300

Electrical Equipment – 0.1%
3,348	ABB Ltd.	96,387
823	AMETEK, Inc.	97,089
2,070	Ballard Power Systems, Inc.*	57,906
1,115	Eaton Corp. PLC	145,162
899	Emerson Electric Co.	77,224
312	Generac Holdings, Inc.*	102,823
726	Legrand SA	63,118
2,971	Mitsubishi Electric Corp.	43,997
837	Nidec Corp.	106,730
1,957	Plug Power, Inc.*	94,680
1,101	Prysmian SpA	35,365
642	Rockwell Automation, Inc.	156,186
1,076	Schneider Electric SE	159,113
1,259	Sensata Technologies Holding PLC*	72,128
713	Siemens Energy AG*	26,883
1,624	Siemens Gamesa Renewable Energy SA	60,240
1,334	Sunrun, Inc.*	83,482
541	Vestas Wind Systems A/S	101,451

		1,579,964

Electronic Equipment, Instruments & Components – 0.2%
1,117	Amphenol Corp. Class A	140,385
3,244	Arrow Electronics, Inc.*	325,243
1,258	Azbil Corp.	53,524
2,651	CDW Corp.	415,915
923	Cognex Corp.	76,231
2,408	Corning, Inc.	92,082
3,419	Halma PLC	108,236
569	Hamamatsu Photonics KK	33,600
615	Hexagon AB Class B	51,153
200	Hirose Electric Co. Ltd.	29,318
3,116	Hitachi Ltd.	143,718
807	Ibiden Co. Ltd.	32,967
292	IPG Photonics Corp.*	66,386
342	Keyence Corp.	163,086
1,580	Keysight Technologies, Inc.*	223,602
634	Kyocera Corp.	41,037

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,314	Murata Manufacturing Co. Ltd.	112,642
994	Omron Corp.	80,648
539	Shimadzu Corp.	19,558
253	TDK Corp.	36,436
970	TE Connectivity Ltd.	126,129
967	Trimble, Inc.*	71,693
2,472	Venture Corp. Ltd.	35,275
481	Zebra Technologies Corp. Class A*	240,226

		2,719,090

Energy Equipment & Services – 0.0%
6,825	Baker Hughes Co.	167,076
5,726	Halliburton Co.	124,999
2,574	Schlumberger N.V	71,840
8,048	Tenaris SA	84,043

		447,958

Entertainment – 0.1%
2,276	Activision Blizzard, Inc.	217,608
32,886	Bollore SA	157,637
1,535	Capcom Co. Ltd.	93,163
1,247	Electronic Arts, Inc.	167,061
717	Koei Tecmo Holdings Co. Ltd.	40,280
307	Konami Holdings Corp.	19,822
970	Liberty Media Corp.-Liberty Formula One Class C*	42,583
461	Live Nation Entertainment, Inc.*	40,965
797	Netflix, Inc.*	429,464
1,675	Nexon Co. Ltd.	52,740
214	Nintendo Co. Ltd.	130,877
828	Roku, Inc.*	327,457
1,122	Square Enix Holdings Co. Ltd.	63,695
758	Take-Two Interactive Software, Inc.*	139,821
2,535	The Walt Disney Co.*	479,216
834	Toho Co. Ltd.	31,482
1,312	Ubisoft Entertainment SA*	106,969
2,042	Vivendi SA	70,678

		2,611,518

Equity Real Estate Investment Trusts (REITs) – 0.1%
694	Alexandria Real Estate Equities, Inc.	110,825
382	American Tower Corp.	82,562
10,532	Ascendas Real Estate Investment Trust	23,036
194	AvalonBay Communities, Inc.	34,096
629	Boston Properties, Inc.	62,353
1,496	Camden Property Trust	155,808
814	Canadian Apartment Properties REIT	32,647
466	Crown Castle International Corp.	72,579
4,704	Dexus	32,269
1,606	Digital Realty Trust, Inc.	216,376
882	Duke Realty Corp.	34,618
199	Equinix, Inc.	129,020
487	Equity LifeStyle Properties, Inc.	30,024

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
484	Equity Residential	$31,658
99	Essex Property Trust, Inc.	25,224
525	Extra Space Storage, Inc.	65,992
6,503	Goodman Group	83,108
1,001	Invitation Homes, Inc.	29,169
736	Iron Mountain, Inc.	25,605
3,020	Link REIT	28,507
23,558	Mapletree Logistics Trust	32,503
773	Mid-America Apartment Communities, Inc.	104,146
21	Nippon Prologis REIT, Inc.	64,050
1,532	Prologis, Inc.	151,775
309	Public Storage	72,287
955	Regency Centers Corp.	52,315
222	SBA Communications Corp.	56,639
5,894	Segro PLC	74,821
10,224	Stockland	32,668
764	Sun Communities, Inc.	116,090
528	UDR, Inc.	21,738
1,171	Ventas, Inc.	61,946
4,756	VICI Properties, Inc.	135,546
901	Weyerhaeuser Co.	30,517

		2,312,517

Food & Staples Retailing – 0.3%
2,009	Aeon Co. Ltd.	60,665
3,664	Alimentation Couche-Tard, Inc. Class B	110,127
7,061	Carrefour SA	123,203
16,643	Coles Group Ltd.	197,040
392	Cosmos Pharmaceutical Corp.	56,104
1,523	Costco Wholesale Corp.	504,113
11,664	Empire Co. Ltd. Class A	324,183
892	Etablissements Franz Colruyt NV	53,435
1,837	George Weston Ltd.	134,924
1,271	ICA Gruppen AB	60,314
58,395	J Sainsbury PLC	184,820
12,025	Jeronimo Martins SGPS SA	186,117
2,127	Kesko Oyj Class B	54,120
1,322	Kobe Bussan Co. Ltd.	33,970
15,057	Koninklijke Ahold Delhaize NV	397,576
1,322	Lawson, Inc.	61,911
3,630	Loblaw Cos. Ltd.	174,939
1,273	Metro, Inc.	52,917
2,493	Seven & i Holdings Co. Ltd.	95,019
3,456	Sundrug Co. Ltd.	129,957
3,575	Sysco Corp.	284,677
28,346	Tesco PLC	89,095
13,425	The Kroger Co.	432,419
1,474	Tsuruha Holdings, Inc.	189,783
4,897	Walgreens Boots Alliance, Inc.	234,713
6,579	Walmart, Inc.	854,744
5,988	Welcia Holdings Co. Ltd.	190,814
19,974	Wm Morrison Supermarkets PLC	47,700
9,350	Woolworths Group Ltd.	285,147

		5,604,546

Common Stocks – (continued)
Food Products – 0.2%
4,941	Ajinomoto Co., Inc.	98,450
1,549	Archer-Daniels-Midland Co.	87,642
4,535	Associated British Foods PLC*	150,392
16	Barry Callebaut AG	34,612
793	Bunge Ltd.	60,728
2,487	Calbee, Inc.	65,490
1,425	Campbell Soup Co.	64,809
6	Chocoladefabriken Lindt & Spruengli AG	130,339
5,477	Conagra Brands, Inc.	185,835
3,958	Danone SA	269,148
4,015	General Mills, Inc.	220,865
1,685	Hormel Foods Corp.	78,133
518	JDE Peet’s NV*	20,972
1,263	Kellogg Co.	72,888
334	Kerry Group PLC Class A	40,187
531	Kikkoman Corp.	35,225
361	Lamb Weston Holdings, Inc.	28,797
1,304	McCormick & Co., Inc.	109,901
646	MEIJI Holdings Co. Ltd.	41,096
2,812	Mondelez International, Inc. Class A	149,486
1,277	Mowi ASA	30,840
7,464	Nestle SA	779,007
396	Nissin Foods Holdings Co. Ltd.	29,925
4,833	Orkla ASA	44,514
1,585	Saputo, Inc.	44,638
3,611	The a2 Milk Co. Ltd.*	25,397
1,467	The Hershey Co.	213,669
1,505	The J.M. Smucker Co.	168,560
5,809	The Kraft Heinz Co.	211,331
628	Toyo Suisan Kaisha Ltd.	26,735
2,956	Tyson Foods, Inc. Class A	200,033
71,609	WH Group Ltd.(a)	64,227
28,291	Wilmar International Ltd.	111,385
7,214	Yamazaki Baking Co. Ltd.	121,649

		4,016,905

Gas Utilities – 0.0%
2,083	AltaGas Ltd.	31,574
5,526	APA Group	39,666
423	Atmos Energy Corp.	35,790
1,419	Enagas SA	29,722
21,641	Hong Kong & China Gas Co. Ltd.	32,660
1,616	Naturgy Energy Group SA	40,247
1,345	Osaka Gas Co. Ltd.	24,089
17,060	Snam SpA	88,312
535	Toho Gas Co. Ltd.	31,384
1,079	Tokyo Gas Co. Ltd.	22,296
5,044	UGI Corp.	193,236

		568,976

Health Care Equipment & Supplies – 0.4%
3,321	Abbott Laboratories	397,789
945	ABIOMED, Inc.*	306,700
637	Alcon, Inc.*	43,871
689	Align Technology, Inc.*	390,739

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
1,058	Ambu A/S Class B	$48,757
1,170	Asahi Intecc Co. Ltd.	33,600
1,581	Baxter International, Inc.	122,828
562	Becton Dickinson & Co.	135,526
1,057	BioMerieux	134,164
2,004	Boston Scientific Corp.*	77,715
311	Carl Zeiss Meditec AG	46,720
1,085	Cochlear Ltd.	177,026
904	Coloplast A/S Class B	137,700
1,470	Danaher Corp.	322,915
884	DENTSPLY SIRONA, Inc.	46,914
362	DexCom, Inc.*	143,996
934	DiaSorin SpA	183,107
3,378	Edwards Lifesciences Corp.*	280,712
2,547	Fisher & Paykel Healthcare Corp. Ltd.	54,161
440	GN Store Nord A/S	36,874
1,754	Hologic, Inc.*	126,446
2,216	Hoya Corp.	252,019
1,031	IDEXX Laboratories, Inc.*	536,295
674	Insulet Corp.*	174,633
232	Intuitive Surgical, Inc.*	170,938
2,907	Koninklijke Philips NV*	158,714
683	Masimo Corp.*	171,249
1,250	Medtronic PLC	146,212
1,735	Novocure Ltd.*	258,688
10,304	Olympus Corp.	217,102
1,448	ResMed, Inc.	279,145
803	Siemens Healthineers AG(a)	44,499
6,236	Smith & Nephew PLC	121,110
321	Sonova Holding AG*	82,149
433	STERIS PLC	75,688
125	Straumann Holding AG	150,958
679	Stryker Corp.	164,787
775	Sysmex Corp.	80,691
144	Teleflex, Inc.	57,329
1,202	Terumo Corp.	44,715
238	The Cooper Cos., Inc.	91,899
951	Varian Medical Systems, Inc.*	166,682
492	West Pharmaceutical Services, Inc.	138,080
332	Zimmer Biomet Holdings, Inc.	54,136

		6,885,978

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	169,847
733	Amplifon SpA*	29,157
723	Anthem, Inc.	219,206
3,515	Cardinal Health, Inc.	181,093
2,915	Centene Corp.*	170,644
1,735	Cigna Corp.	364,177
6,115	CVS Health Corp.	416,615
2,262	DaVita, Inc.*	231,018
1,392	Fresenius Medical Care AG & Co. KGaA	96,372
2,336	Fresenius SE & Co. KGaA	100,081
1,310	HCA Healthcare, Inc.	225,359

Common Stocks – (continued)
Health Care Providers & Services – (continued)
3,162	Henry Schein, Inc.*	195,570
570	Humana, Inc.	216,401
1,455	Laboratory Corp. of America Holdings*	349,069
1,470	McKesson Corp.	249,194
3,205	Medipal Holdings Corp.	63,672
358	Molina Healthcare, Inc.*	77,600
1,559	Quest Diagnostics, Inc.	180,205
2,188	Sonic Healthcare Ltd.	53,644
2,952	UnitedHealth Group, Inc.	980,714
1,164	Universal Health Services, Inc. Class B	145,884

		4,715,522

Health Care Technology – 0.0%
3,888	Cerner Corp.	268,816
1,242	M3, Inc.	98,711
417	Teladoc Health, Inc.*	92,195
969	Veeva Systems, Inc. Class A*	271,427

		731,149

Hotels, Restaurants & Leisure – 0.1%
823	Accor SA*	34,346
5,147	Aramark	191,057
1,836	Aristocrat Leisure Ltd.	42,950
80	Chipotle Mexican Grill, Inc.*	115,360
297	Darden Restaurants, Inc.	40,787
902	Domino’s Pizza, Inc.	312,552
7,042	Entain PLC*	139,313
1,040	Evolution Gaming Group AB(a)	129,682
382	Flutter Entertainment PLC*	73,173
919	Hilton Worldwide Holdings, Inc.	113,662
6,142	La Francaise des Jeux SAEM(a)	277,248
337	Las Vegas Sands Corp.	21,096
740	Marriott International, Inc. Class A	109,572
1,278	McDonald’s Corp.	263,447
779	McDonald’s Holdings Co. Japan Ltd.	38,707
1,751	MGM Resorts International	66,170
303	Oriental Land Co. Ltd.	51,020
1,499	Starbucks Corp.	161,937
85	Vail Resorts, Inc.	26,280
2,750	Yum! Brands, Inc.	284,708

		2,493,067

Household Durables – 0.1%
8,407	Barratt Developments PLC*	78,129
582	Berkeley Group Holdings PLC	32,974
1,106	D.R. Horton, Inc.	85,018
3,672	Electrolux AB Class B	86,691
715	Garmin Ltd.	88,674
8,590	Husqvarna AB Class B	105,055
1,993	Iida Group Holdings Co. Ltd.	45,341
1,969	Lennar Corp. Class A	163,368
1,402	Mohawk Industries, Inc.*	245,336
5,046	Newell Brands, Inc.	116,916

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
25	NVR, Inc.*	$112,521
2,890	Panasonic Corp.	37,362
1,944	PulteGroup, Inc.	87,694
247	Rinnai Corp.	25,049
1,867	SEB SA	335,380
3,934	Sekisui House Ltd.	74,229
1,095	Sharp Corp.	20,813
2,749	Sony Corp.	290,298
255	Whirlpool Corp.	48,471

		2,079,319

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	99,697
5,593	Colgate-Palmolive Co.	420,594
1,664	Essity AB Class B	49,998
1,180	Henkel AG & Co. KGaA	110,609
1,819	Kimberly-Clark Corp.	233,432
2,631	Lion Corp.	50,500
2,511	Pigeon Corp.	90,930
1,594	Reckitt Benckiser Group PLC	133,706
1,775	The Clorox Co.	321,364
5,715	The Procter & Gamble Co.	705,974
1,362	Unicharm Corp.	53,960

		2,270,764

Independent Power and Renewable Electricity Producers – 0.0%
15,841	Meridian Energy Ltd.	65,213
1,643	Northland Power, Inc.	54,547
3,473	The AES Corp.	92,243
3,652	Uniper SE	127,647
17,160	Vistra Corp.	296,010

		635,660

Industrial Conglomerates – 0.1%
1,237	3M Co.	216,549
21,501	CK Hutchison Holdings Ltd.	162,255
253	DCC PLC	20,437
6,795	General Electric Co.	85,209
670	Honeywell International, Inc.	135,575
2,127	Investment AB Latour Class B	48,339
1,385	Jardine Matheson Holdings Ltd.	72,201
550	Keihan Holdings Co. Ltd.	24,796
226	Roper Technologies, Inc.	85,342
1,427	Siemens AG	220,844

		1,071,547

Insurance – 0.4%
8,122	Admiral Group PLC	351,474
4,284	Aegon NV	20,532
2,561	Aflac, Inc.	122,646
1,306	Ageas SA	73,204
19,958	AIA Group Ltd.	251,699
43	Alleghany Corp.	27,797
1,201	Allianz SE	289,873
1,395	Aon PLC Class A	317,655
3,046	Arch Capital Group Ltd.*	109,108

Common Stocks – (continued)
Insurance – (continued)
1,384	Arthur J. Gallagher & Co.	165,803
7,809	Assicurazioni Generali SpA*	146,441
525	Assurant, Inc.	64,691
2,337	Athene Holding Ltd. Class A*	106,544
20,657	Aviva PLC	104,657
4,282	AXA SA	107,685
475	Baloise Holding AG	83,079
1,980	Brown & Brown, Inc.	90,882
930	Chubb Ltd.	151,199
290	Cincinnati Financial Corp.	28,382
3,785	CNP Assurances*	68,112
2,060	Dai-ichi Life Holdings, Inc.	36,613
22,196	Direct Line Insurance Group PLC	99,229
653	Erie Indemnity Co. Class A	158,091
237	Everest Re Group Ltd.	57,309
103	Fairfax Financial Holdings Ltd.	41,958
1,837	Fidelity National Financial, Inc.	70,320
4,939	Gjensidige Forsikring ASA	113,281
828	Globe Life, Inc.	77,335
4,402	Great-West Lifeco, Inc.	112,662
548	Hannover Rueck SE	92,785
4,252	iA Financial Corp., Inc.	218,481
7,993	Insurance Australia Group Ltd.	30,683
739	Intact Financial Corp.	82,599
7,225	Japan Post Holdings Co. Ltd.	62,100
23,802	Legal & General Group PLC	86,549
2,384	Lincoln National Corp.	135,578
5,208	Manulife Financial Corp.	103,824
28	Markel Corp.*	30,486
1,679	Marsh & McLennan Cos., Inc.	193,454
12,505	Medibank Pvt. Ltd.	26,689
3,727	MetLife, Inc.	214,675
1,397	MS&AD Insurance Group Holdings, Inc.	39,653
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109,132
2,321	NN Group NV	107,169
6,961	Poste Italiane SpA(a)	78,864
8,464	Power Corp. of Canada	204,051
1,436	Principal Financial Group, Inc.	81,249
643	Reinsurance Group of America, Inc.	78,594
252	RenaissanceRe Holdings Ltd.	42,079
5,437	RSA Insurance Group PLC	51,330
970	SCOR SE*	32,181
878	Sompo Holdings, Inc.	33,791
1,730	Sun Life Financial, Inc.	83,251
11,150	Suncorp Group Ltd.	85,424
352	Swiss Life Holding AG	174,957
267	Swiss Re AG	25,084
2,559	The Allstate Corp.	272,789
1,442	The Hartford Financial Services Group, Inc.	73,095
2,562	The Progressive Corp.	220,204
878	The Travelers Cos., Inc.	127,749
1,160	Tokio Marine Holdings, Inc.	57,627
1,146	Tryg A/S	35,988

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
494	W.R. Berkley Corp.	$34,249
592	Willis Towers Watson PLC	130,619
380	Zurich Insurance Group AG	155,120

		7,060,413

Interactive Media & Services – 0.4%
2,697	Adevinta ASA*	37,534
808	Alphabet, Inc. Class A*	1,633,703
877	Alphabet, Inc. Class C*	1,786,326
34,991	Auto Trader Group PLC(a)	269,031
7,528	Facebook, Inc. Class A*	1,939,363
353	InterActiveCorp.*	86,425
6,309	Kakaku.com, Inc.	200,996
2,317	Match Group, Inc.*	354,153
2,339	Pinterest, Inc. Class A*	188,477
1,110	REA Group Ltd.	117,301
849	Scout24 AG(a)	64,040
1,680	SEEK Ltd.	33,233
2,631	Snap, Inc. Class A*	172,751
2,144	Twitter, Inc.*	165,217
9,699	Z Holdings Corp.	59,215
408	Zillow Group, Inc. Class A*	69,287
656	Zillow Group, Inc. Class C*	105,832

		7,282,884

Internet & Direct Marketing Retail – 0.4%
1,389	Amazon.com, Inc.*	4,296,080
106	Booking Holdings, Inc.*	246,822
842	Chewy, Inc. Class A*	85,513
460	Delivery Hero SE*(a)	58,779
5,246	eBay, Inc.	295,979
459	Etsy, Inc.*	101,104
456	Expedia Group, Inc.	73,416
2,786	HelloFresh SE*	216,459
231	Just Eat Takeaway.com NV*(a)	22,228
105	MercadoLibre, Inc.*	172,002
796	Mercari, Inc.*	38,298
3,637	Ocado Group PLC*	111,741
1,039	Prosus NV	123,866
9,073	Rakuten, Inc.	101,979
1,794	Wayfair, Inc. Class A*	518,430
3,533	Zalando SE*(a)	363,218
7,864	ZOZO, Inc.	246,782

		7,072,696

IT Services – 0.5%
2,719	Accenture PLC Class A	682,197
50	Adyen NV*(a)	116,669
669	Afterpay Ltd.*	61,109
897	Akamai Technologies, Inc.*	84,766
3,368	Atos SE*	263,241
810	Automatic Data Processing, Inc.	140,956
169	Bechtle AG	31,823
1,650	Black Knight, Inc.*	126,538
619	Broadridge Financial Solutions, Inc.	88,201
976	Capgemini SE	156,746

Common Stocks – (continued)
IT Services – (continued)
2,194	CGI, Inc.*	163,783
4,893	Cognizant Technology Solutions Corp. Class A	359,538
654	Edenred	36,246
373	EPAM Systems, Inc.*	139,357
2,163	Fidelity National Information Services, Inc.	298,494
2,392	Fiserv, Inc.*	275,965
563	FleetCor Technologies, Inc.*	156,126
745	Fujitsu Ltd.	108,083
1,166	Gartner, Inc.*	208,761
1,030	Global Payments, Inc.	203,930
323	GMO Payment Gateway, Inc.	42,751
859	GoDaddy, Inc. Class A*	69,682
4,016	International Business Machines Corp.	477,623
1,107	Itochu Techno-Solutions Corp.	34,025
493	Jack Henry & Associates, Inc.	73,181
2,170	Mastercard, Inc. Class A	767,854
277	MongoDB, Inc.*	106,903
1,731	NEC Corp.	94,684
1,492	Nomura Research Institute Ltd.	46,291
2,940	NTT Data Corp.	45,134
376	Obic Co. Ltd.	63,340
496	Okta, Inc.*	129,679
522	Otsuka Corp.	24,249
1,624	Paychex, Inc.	147,898
2,155	PayPal Holdings, Inc.*	559,977
235	Shopify, Inc. Class A*	304,457
445	Snowflake, Inc. Class A*	115,495
846	Square, Inc. Class A*	194,605
8,664	The Western Union Co.	201,178
356	Twilio, Inc. Class A*	139,865
1,099	VeriSign, Inc.*	213,239
3,198	Visa, Inc. Class A	679,223
994	Wix.com Ltd.*	346,479

		8,580,341

Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	54,462
294	Hasbro, Inc.	27,551
639	Peloton Interactive, Inc. Class A*	76,980
1,326	Sega Sammy Holdings, Inc.	22,359
170	Shimano, Inc.	37,965

		219,317

Life Sciences Tools & Services – 0.1%
442	10X Genomics, Inc. Class A*	78,672
1,359	Agilent Technologies, Inc.	165,893
191	Bio-Rad Laboratories, Inc. Class A*	111,640
623	Eurofins Scientific SE*	55,301
376	Illumina, Inc.*	165,218
512	IQVIA Holdings, Inc.*	98,708
248	Lonza Group AG	156,425
367	Mettler-Toledo International, Inc.*	409,590
865	PerkinElmer, Inc.	109,068

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
914	PPD, Inc.*	$32,045
1,504	QIAGEN NV*	74,401
488	Sartorius Stedim Biotech	213,144
909	Thermo Fisher Scientific, Inc.	409,123
844	Waters Corp.*	231,155

		2,310,383

Machinery – 0.2%
836	Alstom SA*	41,670
1,301	Atlas Copco AB Class A	74,249
1,042	Atlas Copco AB Class B	50,490
984	Caterpillar, Inc.	212,426
2,703	CNH Industrial NV*	39,898
1,232	Cummins, Inc.	311,942
502	Daifuku Co. Ltd.	48,212
716	Deere & Co.	249,970
779	Dover Corp.	96,020
1,450	Epiroc AB Class A	30,731
1,494	Epiroc AB Class B	29,364
231	FANUC Corp.	57,729
640	Fortive Corp.	42,125
987	GEA Group AG	34,173
474	Harmonic Drive Systems, Inc.	36,540
289	IDEX Corp.	56,404
874	Illinois Tool Works, Inc.	176,705
644	Ingersoll Rand, Inc.*	29,843
866	KION Group AG	73,174
741	Knorr-Bremse AG	94,358
1,111	Komatsu Ltd.	33,353
1,042	Kone Oyj Class B	83,166
2,478	Kubota Corp.	56,215
502	Kurita Water Industries Ltd.	20,394
2,964	MISUMI Group, Inc.	90,875
787	Miura Co. Ltd.	40,944
706	Nabtesco Corp.	30,126
224	Nordson Corp.	43,100
984	Otis Worldwide Corp.	62,691
959	PACCAR, Inc.	87,259
1,060	Parker-Hannifin Corp.	304,178
597	Pentair PLC	33,390
37	Rational AG	31,651
1,093	Sandvik AB*	29,353
407	Schindler Holding AG	109,810
2,492	SKF AB Class B	67,898
110	SMC Corp.	65,236
1,517	Snap-on, Inc.	308,118
439	Spirax-Sarco Engineering PLC	65,792
433	Stanley Black & Decker, Inc.	75,706
11,959	Techtronic Industries Co. Ltd.	182,015
1,571	Volvo AB Class B*	40,218
1,164	Westinghouse Air Brake Technologies Corp.	84,309
397	Xylem, Inc.	39,525
800	Yaskawa Electric Corp.	40,250

		3,811,595

Common Stocks – (continued)
Marine – 0.0%
129	AP Moller – Maersk A/S Class A	257,750
122	AP Moller – Maersk A/S Class B	260,922
1,108	Kuehne & Nagel International AG	262,918
710	Nippon Yusen KK	20,537

		802,127

Media – 0.3%
45	Cable One, Inc.	86,168
421	Charter Communications, Inc. Class A*	258,250
13,055	Comcast Corp. Class A	688,259
5,070	CyberAgent, Inc.	306,186
2,749	Dentsu Group, Inc.	95,992
7,658	Discovery, Inc. Class A*	406,104
9,343	Discovery, Inc. Class C*	420,435
6,246	Fox Corp. Class A	208,054
6,058	Fox Corp. Class B	193,432
2,474	Hakuhodo DY Holdings, Inc.	41,087
744	Liberty Broadband Corp. Class A*	108,148
857	Liberty Broadband Corp. Class C*	128,130
4,541	Liberty Media Corp.-Liberty SiriusXM Class A*	201,666
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	197,349
11,532	News Corp. Class A	270,425
2,338	Omnicom Group, Inc.	160,691
1,940	Pearson PLC	20,439
1,763	Publicis Groupe SA	103,667
1,596	Quebecor, Inc. Class B	41,261
871	Schibsted ASA Class A*	35,102
2,073	Schibsted ASA Class B*	71,086
5,071	SES SA	40,526
1,717	Shaw Communications, Inc. Class B	29,885
11,214	Sirius XM Holdings, Inc.	65,602
6,456	The Interpublic Group of Cos., Inc.	168,631
4,879	ViacomCBS, Inc. Class B	314,647
8,405	WPP PLC	100,519

		4,761,741

Metals & Mining – 0.2%
749	Agnico Eagle Mines Ltd.	41,811
1,452	Anglo American PLC	56,339
1,597	Antofagasta PLC	39,858
11,926	ArcelorMittal SA*	278,488
11,499	B2Gold Corp.	50,059
4,303	Barrick Gold Corp.	80,305
4,800	BHP Group Ltd.	181,442
3,782	BHP Group PLC	120,118
14,188	BlueScope Steel Ltd.	181,197
603	Boliden AB	23,881
8,534	Evolution Mining Ltd.	27,305
18,176	Evraz PLC	145,917
1,666	First Quantum Minerals Ltd.	35,909
8,573	Fortescue Metals Group Ltd.	158,327
637	Franco-Nevada Corp.	68,205
3,127	Freeport-McMoRan, Inc.	106,037

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
2,624	Fresnillo PLC	$33,139
25,606	Glencore PLC*	104,206
8,985	Kinross Gold Corp.	55,847
1,656	Kirkland Lake Gold Ltd.	54,159
1,713	Lundin Mining Corp.	19,612
1,903	Newcrest Mining Ltd.	35,761
2,181	Newmont Corp.	118,603
16,842	Norsk Hydro ASA	93,242
3,676	Northern Star Resources Ltd.	28,473
2,217	Nucor Corp.	132,621
1,210	Pan American Silver Corp.	39,982
1,072	Rio Tinto Ltd.	105,185
1,918	Rio Tinto PLC	166,227
87,313	South32 Ltd.	185,534
818	Sumitomo Metal Mining Co. Ltd.	39,675
1,740	Teck Resources Ltd. Class B	36,233
3,384	voestalpine AG	133,649
1,070	Wheaton Precious Metals Corp.	38,273
8,134	Yamana Gold, Inc.	32,342

		3,047,961

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,860	AGNC Investment Corp.	61,876

Multi-Utilities – 0.1%
10,144	AGL Energy Ltd.	72,943
1,530	Algonquin Power & Utilities Corp.	23,697
674	Ameren Corp.	47,362
954	Canadian Utilities Ltd. Class A	22,579
890	CMS Energy Corp.	48,158
731	Consolidated Edison, Inc.	47,990
891	Dominion Energy, Inc.	60,873
290	DTE Energy Co.	34,139
5,759	E.ON SE	58,721
5,313	Engie SA*	77,353
6,219	National Grid PLC	69,929
1,593	NiSource, Inc.	34,409
1,180	Public Service Enterprise Group, Inc.	63,519
3,727	RWE AG	140,768
354	Sempra Energy	41,057
7,265	Suez SA	151,012
2,984	Veolia Environnement SA	80,020
648	WEC Energy Group, Inc.	52,255

		1,126,784

Multiline Retail – 0.1%
789	Canadian Tire Corp. Ltd. Class A	101,951
1,470	Dollar General Corp.	277,815
2,091	Dollar Tree, Inc.*	205,336
2,821	Dollarama, Inc.	107,356
2,234	Next PLC*	236,636
1,184	Pan Pacific International Holdings Corp.	27,767
7,530	Ryohin Keikaku Co. Ltd.	170,611
3,622	Target Corp.	664,420
8,260	Wesfarmers Ltd.	314,171

		2,106,063

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 0.1%
1,156	Ampol Ltd.	21,974
7,896	BP PLC	32,338
1,320	Cabot Oil & Gas Corp.	24,433
2,494	Cameco Corp.	39,137
2,403	Canadian Natural Resources Ltd.	65,542
936	Cheniere Energy, Inc.*	63,077
1,581	Chevron Corp.	158,100
924	Devon Energy Corp.	19,903
1,122	Enbridge, Inc.	37,894
15,230	ENEOS Holdings, Inc.	67,347
594	EOG Resources, Inc.	38,349
4,059	Exxon Mobil Corp.	220,688
884	Idemitsu Kosan Co. Ltd.	23,252
4,802	Kinder Morgan, Inc.	70,589
922	Koninklijke Vopak NV	43,993
1,020	Marathon Petroleum Corp.	55,712
1,026	Neste Oyj	67,767
2,436	OMV AG	117,364
1,908	Parkland Corp.	60,631
9,614	Royal Dutch Shell PLC Class A	196,649
8,927	Royal Dutch Shell PLC Class B	174,999
1,722	The Williams Cos., Inc.	39,330
1,269	TOTAL SE	59,174
1,670	Valero Energy Corp.	128,557
886	Washington H Soul Pattinson & Co. Ltd.	20,390

		1,847,189

Paper & Forest Products – 0.0%
1,106	Mondi PLC	26,690
4,380	Oji Holdings Corp.	27,718
2,047	Stora Enso Oyj Class R	40,318
2,653	Svenska Cellulosa AB SCA Class B*	45,630
1,282	UPM-Kymmene Oyj	48,978

		189,334

Personal Products – 0.1%
1,124	Beiersdorf AG	111,059
472	Kao Corp.	31,756
323	Kobayashi Pharmaceutical Co. Ltd.	30,580
902	Kose Corp.	144,988
1,303	L’Oreal SA	475,529
5,298	Pola Orbis Holdings, Inc.	121,408
2,341	Shiseido Co. Ltd.	174,994
1,777	The Estee Lauder Cos., Inc. Class A	507,973
3,793	Unilever PLC	197,719

		1,796,006

Pharmaceuticals – 0.5%
11,771	Astellas Pharma, Inc.	186,113
2,903	AstraZeneca PLC	281,980
1,418	Bausch Health Cos., Inc.*	44,626
4,264	Bayer AG	259,000
8,431	Bristol-Myers Squibb Co.	517,073
1,000	Canopy Growth Corp.*	32,925
808	Catalent, Inc.*	91,878

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
2,739	Chugai Pharmaceutical Co. Ltd.	$122,968
3,015	Daiichi Sankyo Co. Ltd.	85,615
1,057	Eisai Co. Ltd.	72,892
894	Elanco Animal Health, Inc.*	29,377
3,531	Eli Lilly & Co.	723,467
12,934	GlaxoSmithKline PLC	215,814
1,645	H. Lundbeck A/S	62,470
2,520	Hikma Pharmaceuticals PLC	78,831
1,060	Horizon Therapeutics PLC*	96,365
4,668	Ipsen SA	397,460
1,839	Jazz Pharmaceuticals PLC*	309,025
7,896	Johnson & Johnson	1,251,200
1,196	Kyowa Kirin Co. Ltd.	33,456
7,166	Merck & Co., Inc.	520,395
1,592	Merck KGaA	258,808
4,550	Novartis AG	391,875
5,249	Novo Nordisk A/S Class B	374,448
2,118	Ono Pharmaceutical Co. Ltd.	57,130
3,855	Orion Oyj Class B	158,145
881	Otsuka Holdings Co. Ltd.	35,140
11,978	Pfizer, Inc.	401,143
2,657	Recordati Industria Chimica e Farmaceutica SpA	135,061
2,472	Roche Holding AG	811,451
758	Royalty Pharma PLC Class A	35,300
2,942	Sanofi	269,989
517	Shionogi & Co. Ltd.	26,417
7,289	Sumitomo Dainippon Pharma Co. Ltd.	115,860
1,029	Taisho Pharmaceutical Holdings Co. Ltd.	63,399
2,848	Takeda Pharmaceutical Co. Ltd.	95,974
29,039	Teva Pharmaceutical Industries Ltd. ADR*	312,460
1,539	UCB SA	152,602
17,127	Viatris, Inc.*	254,336
1,414	Zoetis, Inc.	219,509

		9,581,977

Professional Services – 0.2%
1,291	Adecco Group AG	81,251
2,358	Booz Allen Hamilton Holding Corp.	181,896
1,137	Bureau Veritas SA*	30,758
90	CoStar Group, Inc.*	74,138
340	Equifax, Inc.	55,039
1,370	Experian PLC	43,489
563	IHS Markit Ltd.	50,760
483	Intertek Group PLC	36,205
1,040	Jacobs Engineering Group, Inc.	119,683
3,445	Leidos Holdings, Inc.	304,710
738	Nihon M&A Center, Inc.	40,277
5,442	Persol Holdings Co. Ltd.	108,713
2,621	Randstad NV*	175,288
5,854	Recruit Holdings Co. Ltd.	292,521
6,032	RELX PLC	142,730
7,578	Robert Half International, Inc.	589,493

Common Stocks – (continued)
Professional Services – (continued)
130	SGS SA	371,510
154	Teleperformance	54,555
618	Thomson Reuters Corp.	53,758
450	TransUnion	37,895
398	Verisk Analytics, Inc.	65,212
1,605	Wolters Kluwer NV	127,227

		3,037,108

Real Estate Management & Development – 0.1%
4,949	Aroundtown SA	35,987
390	Azrieli Group Ltd.	23,571
9,284	CapitaLand Ltd.	21,980
5,031	CBRE Group, Inc. Class A*	381,199
11,922	CK Asset Holdings Ltd.	70,072
972	Daito Trust Construction Co. Ltd.	108,466
1,604	Deutsche Wohnen SE	75,393
9,159	ESR Cayman Ltd.*(a)	28,952
285	FirstService Corp.	43,243
11,134	Hang Lung Properties Ltd.	28,844
6,848	Henderson Land Development Co. Ltd.	29,830
378	LEG Immobilien AG	51,573
1,430	Sun Hung Kai Properties Ltd.	23,211
10,882	Swire Pacific Ltd. Class A	79,756
474	Swiss Prime Site AG	44,366
1,665	Vonovia SE	106,042

		1,152,485

Road & Rail – 0.1%
74	AMERCO	42,529
8,352	Aurizon Holdings Ltd.	24,594
1,272	Canadian National Railway Co.	138,845
318	Canadian Pacific Railway Ltd.	113,327
1,119	CSX Corp.	102,444
324	East Japan Railway Co.	24,148
679	Hankyu Hanshin Holdings, Inc.	22,703
374	J.B. Hunt Transport Services, Inc.	54,929
386	Kansas City Southern	81,963
262	Keio Corp.	19,657
3,624	Knight-Swift Transportation Holdings, Inc.	156,557
968	Kyushu Railway Co.	25,307
3,927	MTR Corp. Ltd.	23,548
1,110	Nagoya Railroad Co. Ltd.	28,338
276	Nippon Express Co. Ltd.	20,642
333	Norfolk Southern Corp.	83,936
939	Odakyu Electric Railway Co. Ltd.	27,598
413	Old Dominion Freight Line, Inc.	88,700
1,830	Tokyu Corp.	25,259
948	Uber Technologies, Inc.*	49,059
1,090	Union Pacific Corp.	224,496

		1,378,579

Semiconductors & Semiconductor Equipment – 0.5%
6,306	Advanced Micro Devices, Inc.*	532,920
1,298	Advantest Corp.	107,224

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
621	Analog Devices, Inc.	$96,764
3,847	Applied Materials, Inc.	454,677
227	ASM International NV	61,228
1,454	ASM Pacific Technology Ltd.	20,184
724	ASML Holding NV	410,596
1,123	Broadcom, Inc.	527,664
82	Disco Corp.	25,854
499	Enphase Energy, Inc.*	87,854
1,962	Infineon Technologies AG	85,370
16,309	Intel Corp.	991,261
549	KLA Corp.	170,865
447	Lam Research Corp.	253,534
506	Lasertec Corp.	61,954
2,921	Marvell Technology Group Ltd.	141,026
2,095	Maxim Integrated Products, Inc.	195,191
1,086	Microchip Technology, Inc.	165,756
4,696	Micron Technology, Inc.*	429,825
243	Monolithic Power Systems, Inc.	91,009
1,480	NVIDIA Corp.	811,899
1,715	NXP Semiconductors NV	313,073
7,534	ON Semiconductor Corp.*	303,394
1,955	Qorvo, Inc.*	341,597
3,698	QUALCOMM, Inc.	503,631
7,939	Renesas Electronics Corp.*	87,334
202	Rohm Co. Ltd.	20,002
815	Skyworks Solutions, Inc.	144,923
235	SolarEdge Technologies, Inc.*	70,103
1,881	STMicroelectronics NV	73,053
2,813	Teradyne, Inc.	361,780
3,644	Texas Instruments, Inc.	627,752
239	Tokyo Electron Ltd.	99,667
1,257	Xilinx, Inc.	163,787

		8,832,751

Software – 0.8%
1,518	Adobe, Inc.*	697,779
242	ANSYS, Inc.*	82,520
1,433	Autodesk, Inc.*	395,508
539	Avalara, Inc.*	84,591
588	AVEVA Group PLC	27,931
5,587	BlackBerry Ltd.*	56,502
4,191	Cadence Design Systems, Inc.*	591,308
607	Ceridian HCM Holding, Inc.*	54,424
504	Check Point Software Technologies Ltd.*	55,561
2,790	Citrix Systems, Inc.	372,688
910	Cloudflare, Inc. Class A*	67,313
316	Constellation Software, Inc.	409,146
236	Coupa Software, Inc.*	81,717
584	Crowdstrike Holdings, Inc. Class A*	126,144
135	CyberArk Software Ltd.*	19,822
346	Dassault Systemes SE	71,863
1,041	Datadog, Inc. Class A*	99,322
893	DocuSign, Inc.*	202,407
9,355	Dropbox, Inc. Class A*	210,909
1,333	Dynatrace, Inc.*	66,330

Common Stocks – (continued)
Software – (continued)
426	Fair Isaac Corp.*	194,916
1,758	Fortinet, Inc.*	296,838
609	Guidewire Software, Inc.*	67,593
225	HubSpot, Inc.*	115,875
1,364	Intuit, Inc.	532,151
23,176	Microsoft Corp.	5,385,639
1,724	Nemetschek SE	108,621
492	Nice Ltd.*	113,643
13,370	NortonLifeLock, Inc.	260,849
797	Open Text Corp.	35,497
7,205	Oracle Corp.	472,967
465	Palo Alto Networks, Inc.*	166,614
253	Paycom Software, Inc.*	94,683
710	PTC, Inc.*	97,227
947	RingCentral, Inc. Class A*	358,118
2,430	salesforce.com, Inc.*	526,095
2,681	SAP SE	331,604
847	ServiceNow, Inc.*	451,841
1,616	Slack Technologies, Inc. Class A*	66,143
496	Splunk, Inc.*	70,933
4,599	SS&C Technologies Holdings, Inc.	304,822
1,020	Synopsys, Inc.*	250,114
818	TeamViewer AG*(a)	43,862
170	Temenos AG	22,955
19,516	The Sage Group PLC	152,497
139	The Trade Desk, Inc. Class A*	111,949
342	Tyler Technologies, Inc.*	158,490
1,189	VMware, Inc. Class A*	164,332
1,742	WiseTech Global, Ltd.	36,425
502	Workday, Inc. Class A*	123,080
722	Xero Ltd.*	66,077
739	Zendesk, Inc.*	107,997
618	Zoom Video Communications, Inc. Class A*	230,891
435	Zscaler, Inc.*	89,188

		15,384,311

Specialty Retail – 0.3%
1,043	Advance Auto Parts, Inc.	167,245
291	AutoZone, Inc.*	337,537
4,909	Best Buy Co., Inc.	492,618
868	Burlington Stores, Inc.*	224,656
548	CarMax, Inc.*	65,491
196	Carvana Co.*	55,566
240	Fast Retailing Co. Ltd.	237,955
11,989	Hennes & Mauritz AB Class B*	282,007
8,855	Industria de Diseno Textil SA	291,978
17,173	JD Sports Fashion PLC*	199,602
18,754	Kingfisher PLC*	69,511
3,747	Lowe’s Cos., Inc.	598,583
1,181	Nitori Holdings Co. Ltd.	220,504
686	O’Reilly Automotive, Inc.*	306,868
1,243	Ross Stores, Inc.	144,984
364	Shimamura Co. Ltd.	36,373
3,803	The Home Depot, Inc.	982,467
5,077	The TJX Cos., Inc.	335,031

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
2,043	Tractor Supply Co.	$324,755
855	Ulta Beauty, Inc.*	275,592
17,757	Yamada Holdings Co. Ltd.	85,207

		5,734,530

Technology Hardware, Storage & Peripherals – 0.5%
57,032	Apple, Inc.	6,915,700
3,222	Brother Industries Ltd.	63,843
1,951	Canon, Inc.	42,314
2,693	Dell Technologies, Inc. Class C*	218,322
3,575	FUJIFILM Holdings Corp.	204,419
2,305	Hewlett Packard Enterprise Co.	33,561
6,832	HP, Inc.	197,923
1,340	Logitech International SA	142,462
2,773	NetApp, Inc.	173,590
3,283	Seagate Technology PLC	240,414
2,067	Seiko Epson Corp.	34,255
514	Western Digital Corp.	35,224

		8,302,027

Textiles, Apparel & Luxury Goods – 0.2%
1,087	adidas AG*	378,912
9,718	Burberry Group PLC*	247,395
677	Cie Financiere Richemont SA	65,237
626	EssilorLuxottica SA	102,121
397	Hermes International	442,273
231	Kering SA	146,096
1,485	Lululemon Athletica, Inc.*	462,845
885	LVMH Moet Hennessy Louis Vuitton SE	560,753
4,924	Moncler SpA*	304,487
5,352	NIKE, Inc. Class B	721,343
2,701	Pandora A/S	262,228
2,198	Puma SE*	234,051
947	The Swatch Group AG	88,632
2,803	VF Corp.	221,801

		4,238,174

Tobacco – 0.1%
2,225	Altria Group, Inc.	97,010
7,972	British American Tobacco PLC	276,829
8,138	Imperial Brands PLC	151,632
2,193	Japan Tobacco, Inc.	39,708
5,759	Philip Morris International, Inc.	483,871
2,528	Swedish Match AB	181,444

		1,230,494

Trading Companies & Distributors – 0.1%
758	Ashtead Group PLC	41,183
2,195	Brenntag SE	170,084
1,401	Bunzl PLC	43,740
7,976	Fastenal Co.	369,847
2,572	Ferguson PLC	304,296
4,427	ITOCHU Corp.	132,226
24,929	Marubeni Corp.	186,766
2,883	Mitsubishi Corp.	81,728

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
1,782	Mitsui & Co. Ltd.	38,160
4,984	MonotaRO Co. Ltd.	286,540
3,884	Sumitomo Corp.	56,600
865	Toromont Industries Ltd.	63,009
3,740	Toyota Tsusho Corp.	157,759
775	United Rentals, Inc.*	230,470
885	W.W. Grainger, Inc.	329,848

		2,492,256

Transportation Infrastructure – 0.0%
3,378	Atlantia SpA*	63,242
1,352	Getlink SE*	22,156
3,655	Transurban Group	36,222

		121,620

Water Utilities – 0.0%
648	American Water Works Co., Inc.	91,938
585	Essential Utilities, Inc.	24,605
2,038	Severn Trent PLC	62,416
3,555	United Utilities Group PLC	42,553

		221,512

Wireless Telecommunication Services – 0.0%
6,240	KDDI Corp.	194,522
635	Rogers Communications, Inc. Class B	27,509
4,105	SoftBank Corp.	55,509
1,854	SoftBank Group Corp.	173,033
1,660	T-Mobile US, Inc.*	199,150
2,727	Tele2 AB Class B	34,468
59,757	Vodafone Group PLC	102,294

		786,485

TOTAL COMMON STOCKS
(Cost $136,186,623)		$199,708,044

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Volkswagen AG
EUR211	2.470%	$44,145

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	1.880	172,560

Health Care Equipment & Supplies – 0.0%
Sartorius AG
288	0.080	147,924

TOTAL PREFERRED STOCKS
(Cost $248,188)		$364,629

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 78.7%
574,773	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$22,605,822
5,164,778	Goldman Sachs MarketBeta International Equity ETF(b)	275,131,339
5,162,182	Goldman Sachs MarketBeta U.S. Equity ETF(b)	275,310,523
3,415,017	iShares Core MSCI Emerging Markets ETF	221,054,050
1,888,846	iShares MSCI EAFE ETF	139,793,493
1,174,293	iShares MSCI EAFE Small-Cap ETF	82,435,369
1,209,592	Vanguard S&P 500 ETF	422,861,267

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,113,409,775)		$1,439,191,863

Shares	Dividend Rate	Value

Investment Company(b) – 7.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
139,760,285	0.036%	$139,760,285
(Cost $139,760,285)

TOTAL INVESTMENTS – 97.3%
(Cost $1,389,604,871)		$1,779,024,821

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		48,995,140

NET ASSETS – 100.0%		$1,828,019,961

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	1,970,000	USD	1,505,982	03/17/21	$9,950
	CAD	32,370,000	USD	25,142,614	03/17/21	294,795
	CHF	320,000	USD	351,914	03/17/21	58
	DKK	240,000	USD	38,949	03/17/21	3
	GBP	3,310,000	USD	4,536,276	03/17/21	75,738
	NZD	90,000	USD	64,582	03/17/21	448
	USD	32,255,431	CHF	28,820,000	03/17/21	555,931
	USD	8,416,360	DKK	51,720,000	03/17/21	22,265
	USD	109,645,156	EUR	90,460,000	03/17/21	452,067
	USD	10,698,754	HKD	82,930,000	03/17/21	6,590
	USD	1,110,351	ILS	3,640,000	03/17/21	10,419
	USD	87,268,180	JPY	9,104,000,000	03/17/21	1,844,159
	USD	58,327	NOK	500,000	03/17/21	661
	USD	1,157,494	SEK	9,750,000	03/17/21	2,562
	USD	195,428	SGD	260,000	03/17/21	451

TOTAL						$3,276,097

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	60,000	USD	46,262	03/17/21	$(92)
	CHF	1,520,000	USD	1,708,587	03/17/21	(36,719)
	DKK	3,580,000	USD	584,643	03/17/21	(3,614)
	EUR	6,930,000	USD	8,417,933	03/17/21	(52,821)
	HKD	5,040,000	USD	650,144	03/17/21	(337)
	ILS	360,000	USD	109,526	03/17/21	(742)
	JPY	647,000,000	USD	6,179,504	03/17/21	(108,619)
	NOK	1,250,000	USD	145,932	03/17/21	(1,767)
	NZD	150,000	USD	108,389	03/17/21	(6)
	SEK	5,475,000	USD	655,526	03/17/21	(6,987)
	SGD	420,000	USD	316,189	03/17/21	(1,226)
	USD	24,147,691	AUD	32,550,000	03/17/21	(899,824)
	USD	3,584,481	EUR	2,970,000	03/17/21	(567)
	USD	49,435,616	GBP	37,000,000	03/17/21	(2,118,608)
	USD	831,531	HKD	6,450,000	03/17/21	(68)
	USD	4,540,981	JPY	484,000,000	03/17/21	(454)
	USD	2,023,450	NOK	17,850,000	03/17/21	(35,229)
	USD	1,001,248	NZD	1,420,000	03/17/21	(24,782)
	USD	10,743,076	SEK	91,275,000	03/17/21	(68,865)
	USD	3,576,006	SGD	4,790,000	03/17/21	(16,074)

TOTAL						$(3,377,401)
FUTURES CONTRACTS — At February 28, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	459	03/19/21	$87,421,140	$3,563,432
E-Mini Russell 2000 Index	1,137	03/19/21	125,024,520	15,155,430
S&P Toronto Stock Exchange 60 Index	256	03/18/21	43,121,295	1,764,873

TOTAL FUTURES CONTRACTS				$20,483,735

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

MSGSHBC Index	0.500%	MS & Co. Int. PLC	08/26/21	$221	$(576,724)	$(576,724)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$98.250	03/15/2021	1,219	$3,047,500	$4,784,575	$1,362,691	$3,421,884
Eurodollar Futures	98.250	06/14/2021	1,066	2,665,000	4,210,700	1,202,273	3,008,427
Eurodollar Futures	98.250	09/13/2021	1,041	2,602,500	4,059,900	1,225,865	2,834,035

TOTAL			3,326	$8,315,000	$13,055,175	$3,790,829	$9,264,346

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Euro Stoxx 50 Index	$ 3,675.000	03/19/2021	(3)	$(30)	$(1,726)	$(2,285)	$559
Euro Stoxx 50 Index	3,700.000	03/19/2021	(17)	(170)	(7,384)	(5,755)	(1,629)
Euro Stoxx 50 Index	3,750.000	03/19/2021	(43)	(430)	(9,546)	(16,834)	7,288
Euro Stoxx 50 Index	3,775.000	03/19/2021	(40)	(400)	(5,985)	(16,662)	10,677
Euro Stoxx 50 Index	3,725.000	04/16/2021	(9)	(90)	(5,668)	(4,494)	(1,174)
Euro Stoxx 50 Index	3,775.000	04/16/2021	(1)	(10)	(404)	(478)	74
Euro Stoxx 50 Index	3,800.000	04/16/2021	(34)	(340)	(10,706)	(13,133)	2,427
Euro Stoxx 50 Index	3,825.000	04/16/2021	(44)	(440)	(10,564)	(19,396)	8,832
Euro Stoxx 50 Index	3,825.000	05/21/2021	(7)	(70)	(2,778)	(3,172)	394
FTSE 100 Index	6,650.000	03/19/2021	(4)	(40)	(2,173)	(3,053)	880
FTSE 100 Index	6,750.000	03/19/2021	(4)	(40)	(1,004)	(2,515)	1,511
FTSE 100 Index	6,800.000	03/19/2021	(1)	(10)	(167)	(1,706)	1,539
FTSE 100 Index	6,850.000	03/19/2021	(1)	(10)	(111)	(1,321)	1,210
FTSE 100 Index	6,925.000	03/19/2021	(5)	(50)	(314)	(4,165)	3,851
FTSE 100 Index	7,050.000	03/19/2021	(4)	(40)	(111)	(2,891)	2,780
FTSE 100 Index	7,150.000	03/19/2021	(3)	(30)	(42)	(2,792)	2,750
FTSE 100 Index	6,700.000	04/16/2021	(8)	(80)	(6,855)	(8,167)	1,312
FTSE 100 Index	6,800.000	04/16/2021	(2)	(20)	(1,031)	(1,764)	733
FTSE 100 Index	6,825.000	04/16/2021	(5)	(50)	(2,264)	(4,460)	2,196
FTSE 100 Index	6,850.000	04/16/2021	(4)	(40)	(1,589)	(1,903)	314
FTSE 100 Index	6,900.000	05/21/2021	(1)	(10)	(703)	(813)	110
Nikkei 225 Index	27,875.000	03/12/2021	(1)	(1,000)	(15,104)	(3,570)	(11,534)
Nikkei 225 Index	28,125.000	03/12/2021	(2)	(2,000)	(26,081)	(8,374)	(17,707)
Nikkei 225 Index	28,375.000	03/12/2021	(3)	(3,000)	(33,210)	(22,114)	(11,096)
Nikkei 225 Index	29,625.000	03/12/2021	(1)	(1,000)	(3,518)	(2,896)	(622)
Nikkei 225 Index	29,750.000	03/12/2021	(4)	(4,000)	(12,008)	(11,638)	(370)
Nikkei 225 Index	29,875.000	03/12/2021	(2)	(2,000)	(4,785)	(5,198)	413
Nikkei 225 Index	29,875.000	04/09/2021	(3)	(3,000)	(14,775)	(11,253)	(3,522)
Nikkei 225 Index	30,000.000	04/09/2021	(3)	(3,000)	(13,650)	(8,511)	(5,139)
Nikkei 225 Index	30,750.000	04/09/2021	(3)	(3,000)	(6,895)	(9,413)	2,518
Nikkei 225 Index	31,500.000	04/09/2021	(2)	(2,000)	(2,533)	(5,989)	3,456
Nikkei 225 Index	32,125.000	05/14/2021	(1)	(1,000)	(1,923)	(3,803)	1,880
S&P 500 Index	3,925.000	03/03/2021	(16)	(1,600)	(6,800)	(46,297)	39,497

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	$ 4,010.000	03/10/2021	(16)	$(1,600)	$(3,280)	$(36,659)	$33,379
S&P 500 Index	4,025.000	03/17/2021	(16)	(1,600)	(6,400)	(35,236)	28,836
S&P 500 Index	3,980.000	03/24/2021	(16)	(1,600)	(21,760)	(55,299)	33,539
S&P 500 Index	3,915.000	03/31/2021	(1)	(100)	(4,010)	(5,927)	1,917
S&P 500 Index	3,950.000	03/31/2021	(13)	(1,300)	(35,750)	(42,405)	6,655
S&P 500 Index	3,955.000	03/31/2021	(13)	(1,300)	(33,670)	(40,192)	6,522
S&P 500 Index	3,960.000	03/31/2021	(13)	(1,300)	(31,720)	(37,588)	5,868
S&P 500 Index	3,965.000	03/31/2021	(16)	(1,600)	(36,800)	(52,252)	15,452
S&P 500 Index	3,970.000	03/31/2021	(13)	(1,300)	(28,145)	(33,501)	5,356
S&P 500 Index	3,980.000	03/31/2021	(2)	(200)	(3,821)	(8,547)	4,726
S&P 500 Index	3,990.000	03/31/2021	(4)	(400)	(6,720)	(15,761)	9,041
S&P 500 Index	3,995.000	03/31/2021	(1)	(100)	(1,580)	(3,699)	2,119
S&P 500 Index	4,015.000	03/31/2021	(4)	(400)	(4,900)	(13,306)	8,406
S&P 500 Index	4,050.000	03/31/2021	(3)	(300)	(2,310)	(10,492)	8,182
S&P 500 Index	4,055.000	03/31/2021	(2)	(200)	(1,450)	(5,897)	4,447
S&P 500 Index	4,050.000	04/30/2021	(4)	(400)	(11,420)	(20,304)	8,884
S&P 500 Index	4,105.000	04/30/2021	(2)	(200)	(3,661)	(9,613)	5,952
S&P 500 Index	4,115.000	04/30/2021	(3)	(300)	(5,055)	(12,918)	7,863

			(423)	$(43,200)	$(454,859)	$(696,411)	$241,552
Puts
Euro Stoxx 50 Index	3,325.000	03/19/2021	(3)	(30)	(702)	(2,852)	2,150
Euro Stoxx 50 Index	3,425.000	03/19/2021	(24)	(240)	(8,426)	(25,089)	16,663
Euro Stoxx 50 Index	3,500.000	03/19/2021	(39)	(390)	(19,010)	(33,973)	14,963
Euro Stoxx 50 Index	3,525.000	03/19/2021	(32)	(320)	(17,528)	(28,743)	11,215
Euro Stoxx 50 Index	3,575.000	03/19/2021	(6)	(60)	(4,177)	(3,663)	(514)
Euro Stoxx 50 Index	3,375.000	04/16/2021	(9)	(90)	(5,342)	(10,944)	5,602
Euro Stoxx 50 Index	3,475.000	04/16/2021	(1)	(10)	(806)	(1,129)	323
Euro Stoxx 50 Index	3,500.000	04/16/2021	(14)	(140)	(12,213)	(12,656)	443
Euro Stoxx 50 Index	3,525.000	04/16/2021	(20)	(200)	(18,919)	(16,957)	(1,962)
Euro Stoxx 50 Index	3,550.000	04/16/2021	(24)	(240)	(24,672)	(17,348)	(7,324)
Euro Stoxx 50 Index	3,575.000	04/16/2021	(19)	(190)	(21,274)	(21,553)	279
Euro Stoxx 50 Index	3,475.000	05/21/2021	(1)	(10)	(1,322)	(1,021)	(301)
Euro Stoxx 50 Index	3,500.000	05/21/2021	(6)	(60)	(8,455)	(8,605)	150
FTSE 100 Index	6,175.000	03/19/2021	(1)	(10)	(878)	(1,477)	599
FTSE 100 Index	6,250.000	03/19/2021	(5)	(50)	(5,364)	(9,717)	4,353
FTSE 100 Index	6,275.000	03/19/2021	(3)	(30)	(3,428)	(3,677)	249
FTSE 100 Index	6,325.000	03/19/2021	(1)	(10)	(1,317)	(982)	(335)
FTSE 100 Index	6,475.000	03/19/2021	(5)	(50)	(10,240)	(8,687)	(1,553)
FTSE 100 Index	6,550.000	03/19/2021	(4)	(40)	(10,310)	(8,295)	(2,015)
FTSE 100 Index	6,575.000	03/19/2021	(3)	(30)	(8,339)	(5,251)	(3,088)
FTSE 100 Index	6,200.000	04/16/2021	(5)	(50)	(8,463)	(10,330)	1,867
FTSE 100 Index	6,225.000	04/16/2021	(4)	(40)	(7,105)	(5,638)	(1,467)
FTSE 100 Index	6,350.000	04/16/2021	(5)	(50)	(11,459)	(7,658)	(3,801)
FTSE 100 Index	6,400.000	04/16/2021	(4)	(40)	(10,171)	(9,601)	(570)
FTSE 100 Index	6,325.000	05/21/2021	(1)	(10)	(3,114)	(3,001)	(113)
Nikkei 225 Index	25,500.000	03/12/2021	(1)	(1,000)	(366)	(4,005)	3,639
Nikkei 225 Index	25,750.000	03/12/2021	(1)	(1,000)	(440)	(5,029)	4,589
Nikkei 225 Index	25,875.000	03/12/2021	(2)	(2,000)	(994)	(7,554)	6,560
Nikkei 225 Index	26,125.000	03/12/2021	(3)	(3,000)	(1,830)	(9,245)	7,415
Nikkei 225 Index	27,500.000	03/12/2021	(3)	(3,000)	(4,362)	(16,050)	11,688

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index	$27,625.000	03/12/2021	(2)	$(2,000)	$(4,409)	$(9,631)	$5,222
Nikkei 225 Index	27,750.000	03/12/2021	(1)	(1,000)	(1,736)	(7,286)	5,550
Nikkei 225 Index	27,875.000	03/12/2021	(1)	(1,000)	(2,205)	(3,086)	881
Nikkei 225 Index	27,250.000	04/09/2021	(1)	(1,000)	(4,737)	(6,357)	1,620
Nikkei 225 Index	27,375.000	04/09/2021	(2)	(2,000)	(8,443)	(18,001)	9,558
Nikkei 225 Index	27,500.000	04/09/2021	(3)	(3,000)	(13,650)	(14,960)	1,310
Nikkei 225 Index	28,375.000	04/09/2021	(3)	(3,000)	(19,419)	(16,937)	(2,482)
Nikkei 225 Index	29,125.000	04/09/2021	(2)	(2,000)	(18,200)	(10,938)	(7,262)
Nikkei 225 Index	28,750.000	05/14/2021	(1)	(1,000)	(10,601)	(7,182)	(3,419)
S&P 500 Index	3,720.000	03/03/2021	(16)	(1,600)	(36,480)	(78,540)	42,060
S&P 500 Index	3,820.000	03/10/2021	(16)	(1,600)	(118,480)	(81,563)	(36,917)
S&P 500 Index	3,840.000	03/17/2021	(16)	(1,600)	(154,240)	(86,010)	(68,230)
S&P 500 Index	3,780.000	03/24/2021	(16)	(1,600)	(135,760)	(68,698)	(67,062)
S&P 500 Index	3,555.000	03/31/2021	(1)	(100)	(4,410)	(7,976)	3,566
S&P 500 Index	3,640.000	03/31/2021	(6)	(600)	(35,220)	(49,362)	14,142
S&P 500 Index	3,670.000	03/31/2021	(4)	(400)	(25,960)	(32,413)	6,453
S&P 500 Index	3,685.000	03/31/2021	(13)	(1,300)	(88,790)	(81,735)	(7,055)
S&P 500 Index	3,690.000	03/31/2021	(13)	(1,300)	(90,285)	(82,964)	(7,321)
S&P 500 Index	3,695.000	03/31/2021	(18)	(1,800)	(127,080)	(137,335)	10,255
S&P 500 Index	3,700.000	03/31/2021	(13)	(1,300)	(93,340)	(85,928)	(7,412)
S&P 500 Index	3,705.000	03/31/2021	(13)	(1,300)	(94,900)	(87,264)	(7,636)
S&P 500 Index	3,770.000	03/31/2021	(1)	(100)	(9,115)	(5,089)	(4,026)
S&P 500 Index	3,780.000	03/31/2021	(3)	(300)	(28,305)	(21,844)	(6,461)
S&P 500 Index	3,815.000	03/31/2021	(2)	(200)	(21,320)	(13,084)	(8,236)
S&P 500 Index	3,725.000	04/30/2021	(4)	(400)	(46,580)	(30,154)	(16,426)
S&P 500 Index	3,745.000	04/30/2021	(2)	(200)	(24,430)	(20,345)	(4,085)
S&P 500 Index	3,775.000	04/30/2021	(3)	(300)	(39,615)	(28,894)	(10,721)

			(425)	$(44,390)	$(1,488,736)	$(1,394,306)	$(94,430)

TOTAL			(848)	$(87,590)	$(1,943,595)	$(2,090,717)	$147,122

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 77.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,469,722,865	0.036%	$1,469,722,865
(Cost $1,469,722,865)

TOTAL INVESTMENTS – 77.1% (Cost $1,469,722,865)		$1,469,722,865

OTHER ASSETS IN EXCESS OF LIABILITIES – 22.9%		436,261,711

NET ASSETS – 100.0%		$1,905,984,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Investment Abbreviation:
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	56,291,133	CAD	70,940,000	03/23/21	$543,235
	USD	93,485,207	CHF	84,650,000	03/23/21	358,043
	USD	6,281,706	EUR	5,190,000	03/23/21	15,814
	USD	36,169,863	NZD	49,880,000	03/23/21	128,911

TOTAL						$1,046,003

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	61,490,000	USD	47,811,260	03/23/21	$(492,714)
	CAD	101,560,000	USD	80,050,016	03/23/21	(239,521)
	EUR	5,190,000	USD	6,311,715	03/23/21	(45,823)
	JPY	4,080,190,000	USD	38,814,904	03/23/21	(526,874)
	NZD	7,860,000	USD	5,755,611	03/23/21	(76,343)
	USD	13,885,533	JPY	1,480,940,000	03/23/21	(11,436)

TOTAL						$(1,392,711)

FUTURES CONTRACTS — At February 28, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	5,961	03/19/21	$1,135,332,060	$16,060,820
Ultra Long U.S. Treasury Bonds	1,792	06/21/21	338,800,000	(1,204,073)

Total				$14,856,747

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
20 Year U.S. Treasury Bonds	(1,466)	06/21/21	$(233,414,687)	$1,487,710

TOTAL FUTURES CONTRACTS				$16,344,457

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts
U.S. Treasury Bonds	$155.000	03/26/2021	(698)	$(698,000)	$(436,250)	$(239,589)	$(196,661)
U.S. Treasury Bonds	162.000	03/26/2021	(712)	(712,000)	(2,903,625)	(365,765)	(2,537,860)
U.S. Treasury Bonds	164.000	03/26/2021	(694)	(694,000)	(3,502,531)	(649,299)	(2,853,232)

TOTAL			(2,104)	$(2,104,000)	$(6,842,406)	$(1,254,653)	$(5,587,753)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	$3,450.000	03/01/2021	759	$75,900	$43,643	$44,022	$(379)
S&P 500 Index	2,450.000	03/05/2021	443	44,300	1,107	200,053	(198,946)
S&P 500 Index	2,500.000	03/05/2021	548	54,800	4,110	77,509	(73,399)
S&P 500 Index	2,550.000	03/05/2021	368	36,800	4,600	40,019	(35,419)
S&P 500 Index	2,550.000	03/12/2021	1,445	144,500	86,700	163,191	(76,491)
S&P 500 Index	2,600.000	03/12/2021	441	44,100	30,870	50,684	(19,814)
S&P 500 Index	2,535.000	03/19/2021	340	34,000	38,250	32,555	5,695
S&P 500 Index	2,550.000	03/19/2021	368	36,800	43,240	40,756	2,484
S&P 500 Index	2,560.000	03/19/2021	338	33,800	41,405	33,833	7,572
S&P 500 Index	2,565.000	03/19/2021	440	44,000	55,000	52,244	2,756
S&P 500 Index	2,645.000	03/19/2021	443	44,300	68,665	44,632	24,033
S&P 500 Index	2,500.000	03/26/2021	309	30,900	54,848	29,435	25,413
S&P 500 Index	2,550.000	03/26/2021	803	80,300	162,607	79,078	83,529
S&P 500 Index	2,700.000	03/26/2021	459	45,900	133,110	119,102	14,008
S&P 500 Index	2,510.000	03/31/2021	400	40,000	94,000	87,579	6,421

Total purchased option contracts			7,904	$790,400	$862,155	$1,094,692	$(232,537)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts

Puts
S&P 500 Index	$3,450.000	03/03/2021	(1,812)	$(181,200)	$(407,700)	$(498,916)	$91,216
S&P 500 Index	3,460.000	03/05/2021	(1,834)	(183,400)	(779,450)	(606,027)	(173,423)
S&P 500 Index	3,490.000	03/01/2021	(1,814)	(181,400)	(140,585)	(125,166)	(15,419)

S&P 500 Index	3,550.000	03/03/2021	(1,799)	(179,900)	(818,545)	(221,277)	(597,268)

Total written option contracts			(7,259)	$(725,900)	$(2,146,280)	$(1,451,386)	$(694,894)

TOTAL			645	$64,500	$(1,284,125)	$(356,694)	$(927,431)

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 0.3%
Banks – 0.3%
Morgan Stanley Bank NA(SOFR + 0.300%)
$10,000,000	0.320%	08/25/21	$10,002,934
(Cost $10,003,241)

Shares	Description	Value

Exchange Traded Funds – 7.6%
2,055,666	Alerian MLP ETF(b)	$58,483,698
2,167,042	Energy Select Sector SPDR Fund	104,343,072
899,202	Health Care Select Sector SPDR Fund	101,259,137

TOTAL EXCHANGE TRADED FUNDS (Cost $221,236,054)		$264,085,907

Shares	Dividend Rate	Value

Investment Companies(c) – 38.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,107,400,307	0.036%	$1,107,400,307
Goldman Sachs High Yield Floating Rate Fund – Class R6
11,018,314	3.090	103,461,967
Goldman Sachs Energy Infrastructure Fund – Class R6
8,048,707	3.980	64,228,678
Goldman Sachs MLP Energy Infrastructure Fund – Class R6
3,139,521	7.607	63,386,938

TOTAL INVESTMENT COMPANIES (Cost $1,310,357,996)		$1,338,477,890

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,541,597,291)		$1,612,566,731

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – 49.9%
Certificates of Deposit – 17.6%
Alpine Securitization LLC(d)
$15,000,000	0.210%		10/12/21	$14,997,405
Australia & New Zealand Banking Group Ltd.(a)(d) (3M USD LIBOR + 0.010%)
5,000,000	0.200		11/29/21	5,000,000
Banco Santander SA
5,050,000	0.290		10/12/21	5,051,370
Bank of America Securities, Inc.
25,000,000	0.200		03/01/21	25,000,231
4,795,000	0.230	(d)	05/04/21	4,795,918
Bank of Montreal(a)
(3M USD LIBOR + 0.040%)
5,000,000	0.278		10/01/21	5,001,471
(3M USD LIBOR + 0.100%)
5,000,000	0.294		11/17/21	5,003,938

Short-Term Investments – (continued)
Certificates of Deposit – (continued)
Bank of Nova Scotia(a)
(SOFR + 0.150%)
10,000,000	0.190		03/17/22	9,999,623
(3M USD LIBOR + 0.030%)
18,500,000	0.224		08/13/21	18,503,328
Barclays Bank PLC
5,000,000	0.350		12/31/21	5,001,615
Bayerische Landesbank
10,000,000	0.001		05/05/21	10,002,736
Canadian Imperial Bank of Commerce(a)
(3M USD LIBOR + 0.050%)
5,825,000	0.282	(d)	08/06/21	5,826,754
5,000,000	0.303		08/06/21	5,001,506
(3M USD LIBOR + 0.160%)
20,000,000	0.353		08/06/21	20,015,491
Commonwealth Bank of Australia
5,000,000	0.188		09/02/21	5,000,000
Credit Agricole Corporate & Investment Bank(a) (3M USD LIBOR + 0.210%)
15,000,000	0.401		08/09/21	15,014,657
Credit Industriel et Commercial(a) (3M USD LIBOR + 0.180%)
4,500,000	0.414		06/18/21	4,502,834
Credit Suisse New York
800,000	0.340		11/01/21	800,714
8,000,000	0.340		11/19/21	8,007,188
18,250,000	0.460		08/10/21	18,273,358
Deutsche Bank Ag NY
6,846,000	0.720		11/08/21	6,845,845
First Abu Dhabi Bank USA NV(a) (3M USD LIBOR + 0.170%)
9,000,000	0.390		12/14/21	9,004,945
HSBC Bank USA NA
2,000,000	0.330		12/24/21	2,001,734
3,000,000	0.370		12/03/21	3,003,443
(3M USD LIBOR + 0.380%)
10,000,000	0.592	(a)	04/29/21	10,006,119
Landesbank Baden-Wuerttemberg
13,600,000	0.270		04/16/21	13,602,293
Landesbank Hessen Thuringen
10,000,000	0.130		04/05/21	10,000,000
Lloyds Bank Corporate Markets PLC
5,000,000	0.240		02/23/22	5,000,050
(SOFR + 0.190%)
8,900,000	0.210	(a)	02/17/22	8,899,663
Macquarie Bank Ltd.(a)(d) (3M USD LIBOR + 0.030%)
8,500,000	0.224		11/12/21	8,500,000
Mizuho Bank Ltd.
23,800,000	0.230		11/10/21	23,798,977
7,000,000	0.230		11/17/21	6,999,590
MUFG Bank Ltd.
10,000,000	0.210		04/07/21	10,001,366
5,000,000	0.210		04/08/21	5,000,706
10,000,000	0.230		10/28/21	10,001,960
National Australia Bank Ltd.(a)(d) (1M USD LIBOR + 0.100%)
4,650,000	0.267		04/23/21	4,650,645
National Bank Of Kuwait SAKP
11,000,000	0.300		05/14/21	11,001,458

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – (continued)
Certificates of Deposit – (continued)
National Bank Of Kuwait SAKP – (continued)
$5,000,000	0.350%		03/19/21	$5,000,612
7,000,000	0.390		11/16/21	7,002,651
Natixis SA(a)
(3M USD LIBOR + 0.030%)
16,465,000	0.231		11/15/21	16,466,160
(3M USD LIBOR + 0.130%)
6,288,000	0.360		12/09/21	6,293,316
Nordea Bank ABP(a) (3M USD LIBOR + 0.100%)
7,850,000	0.330		06/09/21	7,852,960
Norinchukin Bank NY
9,967,000	0.250		11/04/21	9,967,553
2,000,000	0.300		05/20/21	2,000,677
25,000,000	0.300		06/01/21	25,009,092
12,200,000	0.370		12/03/21	12,212,103
Oversea Chinese Banking
17,000,000	0.240		03/22/21	17,001,359
6,500,000	3.500		04/16/21	6,500,354
Royal Bank of Canada(a)
(3M USD LIBOR + 0.090%)
10,000,000	0.311		12/10/21	10,006,943
(3M USD LIBOR + 0.120%)
9,900,000	0.356		06/18/21	9,904,079
Societe Generale SA(a)(d) (3M USD LIBOR + 0.110%)
5,000,000	0.344		01/18/22	5,000,884
Standard Chartered Bank(a)
(3M USD LIBOR + 0.020%)
3,000,000	0.202		08/23/21	3,000,000
(3M USD LIBOR + 0.060%)
8,000,000	0.311		06/29/21	8,001,819
Sumitomo Mitsui Banking Corp.
7,000,000	0.270		05/04/21	7,001,861
(3M USD LIBOR + 0.355%)
5,000,000	0.593	(a)	04/06/21	5,001,822
Sumitomo Mitsui Trust Bank Ltd.
16,000,000	0.260%		05/10/21	16,004,116
Svenska Handelsbanken AB(a)
(3M USD LIBOR + 0.010%)
11,000,000	0.213		02/11/22	10,998,962
(3M USD LIBOR + 0.120%)
14,300,000	0.356		06/18/21	14,306,734
(3M USD LIBOR + 0.040%)
5,000,000	0.231	(d)	08/09/21	5,001,332
Toronto Dominion Bank(a)
(SOFR + 0.200%)
8,000,000	0.220	(e)	02/16/22	8,001,518
(3M USD LIBOR + 0.120%)
10,250,000	0.428	(d)	06/17/21	10,254,183
UBS AG London(a)(d)
(3M USD LIBOR + 0.120%)
15,000,000	0.350		10/15/21	15,003,905
(3M USD LIBOR + 0.170%)
15,000,000	0.445		07/14/21	15,007,752
Westpac Banking Corp.(a)
(3M USD LIBOR + 0.020%)
10,000,000	0.208	(d)	11/24/21	10,000,000

Short-Term Investments – (continued)
Certificates of Deposit – (continued)
Westpac Banking Corp.(a) – (continued)
(3M USD LIBOR + 0.050%)
3,000,000	0.246		08/03/21	3,000,886

				609,922,564

Commercial Paper(f) – 32.3%
ABN AMRO Funding USA LLC(d)
12,097,000	0.000		05/21/21	12,090,000
5,000,000	0.000		05/24/21	4,996,931
8,750,000	0.000		10/15/21	8,730,405
Agricultural Bank China
7,451,000	0.000		05/12/21	7,447,507
3,000,000	0.000	(d)	05/24/21	2,998,340
Albion Capital Corp.(d)
17,000,000	0.000		04/27/21	16,995,183
American Electric Power Co., Inc.(d)
8,000,000	0.000		04/29/21	7,996,817
American Honda Finance Corp.
5,000,000	0.000		04/06/21	4,998,846
8,000,000	0.000		04/09/21	7,998,003
Antalis S.A(d)
10,000,000	0.000		04/05/21	9,998,491
3,000,000	0.000		05/04/21	2,999,246
8,632,000	0.000		05/06/21	8,629,783
10,000,000	0.000		05/17/21	9,997,178
ASB Finance Ltd.(d)
10,500,000	0.000		10/22/21	10,488,546
At&T, Inc.
5,681,000	0.000		12/14/21	5,666,305
6,000,000	0.000	(d)	09/21/21	5,989,823
8,563,000	0.000	(d)	12/14/21	8,540,850
7,306,000	0.000	(d)	12/16/21	7,286,972
Australia & New Zealand Banking Group Ltd.(d)
7,000,000	0.000		06/28/21	6,996,181
Banco Santander SA(d)
8,000,000	0.000		07/06/21	7,992,051
Banco Santander SA(d)
10,000,000	0.000		08/24/21	9,991,547
Bank Of China Ltd.
6,088,000	0.000		06/02/21	6,083,535
18,500,000	0.000		11/19/21	18,444,365
Banque Et Caisse Epargen
12,500,000	0.000		04/05/21	12,498,878
Barclays Capital, Inc.(d)
3,000,000	0.000		08/06/21	2,997,263
15,000,000	0.000		01/24/22	14,958,500
BAT International Finance PLC(d)
8,223,000	0.000		03/22/21	8,222,057
8,250,000	0.000		04/22/21	8,247,202
Bedford Row Funding Corp.(d)
11,000,000	0.000		03/09/21	10,999,613
BNG Bank N.V.
17,000,000	0.000		03/03/21	16,999,787
25,000,000	0.000	(d)	01/31/22	24,959,037
BNP Paribas SA(d)
15,000,000	0.000		07/08/21	14,992,080

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper(f) – (continued)
BNZ International Funding Ltd.(d)
$20,000,000	0.000%		08/02/21	$19,987,614
Caisse d’Amortissement de la Dette Sociale
22,300,000	0.000	(d)	04/20/21	22,295,568
Caisse Des Depots Et Consignations
2,500,000	0.000		05/24/21	2,499,160
Can Ast & Can Ltd.(d)
17,300,000	0.000		04/14/21	17,296,702
Chariot Funding LLC(d)
6,000,000	0.000		04/16/21	5,998,808
Chevron Corp.(d)
16,250,000	0.000		05/11/21	16,247,495
China Construction Banking Corp.
5,163,000	0.000	(d)	04/12/21	5,161,709
7,650,000	0.000		08/03/21	7,637,208
Collateralized Commercial Paper V Co. LLC
6,000,000	0.000		04/21/21	5,998,668
Conocophillips Co.(d)
2,750,000	0.000		04/13/21	2,749,526
Credit Industriel ET Commercial(d)
6,200,000	0.000		07/01/21	6,191,174
Deutsche Bank AG(d)
3,500,000	0.000		04/12/21	3,499,431
Dexia Credit Local SA(d)
7,000,000	0.000		04/22/21	6,998,749
9,700,000	0.000		06/08/21	9,695,658
Electricite de France SA(d)
17,225,000	0.000		06/28/21	17,210,407
Enel Finance America(d)
10,000,000	0.000		08/06/21	9,986,270
6,850,000	0.000		02/16/22	6,825,210
Entergy Corp.
9,960,000	0.000		03/03/21	9,959,816
10,000,000	0.000	(d)	05/04/21	9,995,310
Erste Abwicklungsanstalt(d)
10,180,000	0.000		05/07/21	10,177,961
Exxon Mobil Corp.
7,850,000	0.000		05/17/21	7,848,657
Fidelity National Information Services, Inc.(d)
17,000,000	0.000		03/15/21	16,998,692
First Abu Dhabi Bank PJSC(d)
10,000,000	0.000		03/10/21	9,999,693
Gotham Fdg Corp.(d)
9,611,000	0.000		07/21/21	9,604,458
Henkel Corp.(d)
7,000,000	0.000		04/27/21	6,998,600
10,750,000	0.000		07/02/21	10,744,432
Honeywell International, Inc.(d)
14,000,000	0.000		05/20/21	13,996,837
3,000,000	0.000		06/08/21	2,999,082
3,150,000	0.000		10/18/21	3,146,765
5,000,000	0.000		01/19/22	4,991,780
HSBC Bank PLC(d)
6,045,000	0.000		08/03/21	6,038,924
Industrial & Commercial Bank of China Ltd.(d)
7,000,000	0.000		05/07/21	6,996,965
9,000,000	0.000		05/17/21	8,995,460

Short-Term Investments – (continued)
Commercial Paper(f) – (continued)
ING (U.S.) Funding LLC(d)
13,000,000	0.000		07/12/21	12,993,272
Intercontinental Exchange, Inc.(d)
9,458,000	0.000		06/04/21	9,446,282
3,500,000	0.000		06/22/21	3,494,603
7,000,000	0.000		06/24/21	6,988,954
Ionic Capital II Trust
8,000,000	0.000		03/05/21	7,999,782
5,500,000	0.000		04/23/21	5,498,503
5,000,000	0.000		06/04/21	4,997,359
KFW International Finance, Inc.(d)
31,400,000	0.000		01/25/22	31,341,910
Lime Funding(d)
25,000,000	0.000		05/27/21	24,990,000
LMA SA LMA Americas(d)
5,000,000	0.000		09/02/21	4,995,483
LVMH Moet Hennessy Louis Vuitton SE(d)
3,000,000	0.000		08/11/21	2,997,856
6,980,000	0.000		10/05/21	6,972,887
3,000,000	0.000		10/13/21	2,996,870
1,000,000	0.000		11/08/21	998,831
LVMH Moet Hennessy Louis Vuitton, Inc.(d)
8,613,000	0.000		09/03/21	8,605,177
19,500,000	0.000		07/01/21	19,490,385
Macquarie Bank Ltd.(d)
18,500,000	0.000		07/26/21	18,483,042
Manhattan Asset Funding Co. LLC(d)
17,217,000	0.000		05/12/21	17,211,440
Matchpoint Finance PLC(d)
10,483,000	0.000		04/26/21	10,480,423
15,000,000	0.000		06/08/21	14,993,115
National Bank of Canada
3,000,000	0.000		03/01/21	2,999,978
Nationwide Building Society(d)
18,000,000	0.000		03/17/21	17,998,499
NatWest Markets PLC(d)
4,000,000	0.000		08/02/21	3,995,726
6,000,000	0.000		01/18/22	5,981,798
8,050,000	0.000		01/19/22	8,025,431
NRW. Bank
8,826,000	0.000		05/10/21	8,823,602
Oglethorpe Power Corp.
8,000,000	0.000	(d)	03/08/21	7,999,686
5,000,000	0.000	(d)	03/17/21	4,999,617
PSP Capital, Inc.(d)
24,500,000	0.000		04/21/21	24,496,472
Ridgefield Funding Co. LLC(d)
5,000,000	0.000		03/09/21	4,999,824
Salisbury Receivables Co.(d)
8,500,000	0.000		03/08/21	8,499,785
Shell International Finance B.V.(d)
11,000,000	0.000		06/14/21	10,995,314
11,000,000	0.000		07/08/21	10,993,789
Societe Generale SA
2,190,000	0.000		03/04/21	2,189,967
12,000,000	0.000	(d)	06/28/21	11,992,296

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – (continued)
Commercial Paper(f) – (continued)
Sumitomo Mitsui Trust Bank Ltd.(d)
$8,000,000	0.000%		05/28/21	$7,997,149
Suncor Energy, Inc.(d)
5,000,000	0.000		03/08/21	4,999,786
3,276,000	0.000		04/08/21	3,275,261
Swedbank AB
10,000,000	0.000		11/19/21	9,986,700
The Korea Development Bank
19,000,000	0.000		03/11/21	18,999,369
The Walt Disney Co.(d)
9,115,000	0.000		06/30/21	9,106,492
Total Capital Canada Ltd.
20,000,000	0.000	(d)	08/03/21	19,983,059
2,000,000	0.000		08/18/21	1,998,097
Toyota Finance Australia Ltd.
16,150,000	0.000		03/17/21	16,148,807
United Overseas Bank Ltd.(d)
17,000,000	0.000		05/27/21	16,993,625
Volkswagen Group of America Finance LLC(d)
12,000,000	0.000		11/10/21	11,953,911
Waste Management, Inc.
2,350,000	0.000	(d)	07/06/21	2,347,989
15,000,000	0.000		09/20/21	14,980,173
Westpac Banking Corp.(d)
11,950,000	0.000		11/29/21	11,934,335

				1,115,676,822

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,725,215,804)				$1,725,599,386

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $3,266,813,095)				$3,338,166,117

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares

18,906,000	0.036%	$18,906,000
(Cost $18,906,000)

TOTAL INVESTMENTS – 97.0% (Cost $3,285,719,095)		$3,357,072,117

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		103,148,169

NET ASSETS – 100.0%		$3,460,220,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2021.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	1,241	06/30/21	$273,970,142	$(204,710)
5 Year U.S. Treasury Notes	658	06/30/21	81,571,438	(633,449)
10 Year U.S. Treasury Notes	1,766	06/21/21	234,381,312	(2,840,422)

Total				$(3,678,581)

Short position contracts:
S&P 500 E-Mini Index	(385)	03/19/21	(73,327,100)	(3,267,162)

TOTAL FUTURES CONTRACTS				$(6,945,743)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At February 28, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Counterparty	Termination Date(a)	Notional Amount (000s)		Value	Unrealized Appreciation/ (Depreciation)*
JPGSVENK Index(b)	0.070%(c)	J.P. Morgan Securities LLC	04/05/21		$104,090	$(8,485,780)	$(8,485,780)
MSGSSUIT Index(b)	0.300(c)	MS & Co. Int. PLC	04/05/21		100,885	7,812,666	7,812,666
SX7T Index	0.130(d)	Barclays Bank PLC	04/06/21	EUR	36,698	(6,156,169)	(6,156,169)
SX7T Index	0.180(d)	Barclays Bank PLC	04/06/21		218,198	36,586,189	36,586,189
SX7T Index	0.130(d)	Barclays Bank PLC	04/06/21		71,792	(12,041,223)	(12,041,223)

TOTAL						$17,715,683	$17,715,683

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.
(c)	Payments made monthly.
(d)	Payments made quarterly.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Hormel Foods Corp	Consumer Staples	(5,552)	$(257,446)	3.03%
Royal Caribbean Cruises Ltd	Consumer Discretionary	(2,641)	(246,355)	2.90
DexCom Inc	Health Care	(454)	(180,547)	2.13
MarketAxess Holdings Inc	Financials	(305)	(169,760)	2.00
Twitter Inc	Communication Services	(2,199)	(169,423)	2.00
Chipotle Mexican Grill Inc	Consumer Discretionary	(115)	(165,953)	1.96
ServiceNow Inc	Information Technology	(311)	(165,862)	1.95
Carnival Corp	Consumer Discretionary	(6,158)	(164,736)	1.94
salesforce.com Inc	Information Technology	(760)	(164,574)	1.94
HollyFrontier Corp	Energy	(4,133)	(156,574)	1.85
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	(5,169)	(152,785)	1.80
Occidental Petroleum Corp	Energy	(5,678)	(151,095)	1.78
Wynn Resorts Ltd	Consumer Discretionary	(1,138)	(149,876)	1.77
Hess Corp	Energy	(2,124)	(139,209)	1.64
Under Armour Inc	Consumer Discretionary	(7,513)	(136,739)	1.61
ONEOK Inc	Energy	(2,893)	(128,130)	1.51
Walt Disney Co/The	Communication Services	(677)	(128,014)	1.51
Starbucks Corp	Consumer Discretionary	(1,174)	(126,876)	1.50
Global Payments Inc	Information Technology	(633)	(125,323)	1.48
Boston Scientific Corp	Health Care	(3,221)	(124,891)	1.47
Fidelity National Information Services I	Information Technology	(896)	(123,634)	1.46
Invesco Ltd	Financials	(5,410)	(121,296)	1.43
Align Technology Inc	Health Care	(213)	(120,907)	1.42
CarMax Inc	Consumer Discretionary	(990)	(118,352)	1.39
Edwards Lifesciences Corp	Health Care	(1,413)	(117,445)	1.38
TransDigm Group Inc	Industrials	(203)	(117,068)	1.38
Netflix Inc	Communication Services	(215)	(115,737)	1.36
Illumina Inc	Health Care	(261)	(114,741)	1.35
Intuitive Surgical Inc	Health Care	(155)	(114,333)	1.35
Centene Corp	Health Care	(1,943)	(113,718)	1.34
Catalent Inc	Health Care	(985)	(112,052)	1.32
Albemarle Corp	Materials	(696)	(109,403)	1.29
Paycom Software Inc	Information Technology	(292)	(109,291)	1.29
Amazon.com Inc	Consumer Discretionary	(35)	(107,121)	1.26
United Airlines Holdings Inc	Industrials	(1,933)	(101,818)	1.20

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Live Nation Entertainment Inc	Communication Services	(1,142)	$(101,519)	1.20%
Apache Corp	Energy	(5,105)	(100,718)	1.19
Alaska Air Group Inc	Industrials	(1,547)	(100,593)	1.19
Southwest Airlines Co	Industrials	(1,723)	(100,173)	1.18
Incyte Corp	Health Care	(1,273)	(100,165)	1.18
MGM Resorts International	Consumer Discretionary	(2,637)	(99,652)	1.17
Las Vegas Sands Corp	Consumer Discretionary	(1,573)	(98,467)	1.16
Akamai Technologies Inc	Information Technology	(1,037)	(97,993)	1.15
Delta Air Lines Inc	Industrials	(2,041)	(97,838)	1.15
Expedia Group Inc	Consumer Discretionary	(606)	(97,618)	1.15
Marathon Petroleum Corp	Energy	(1,776)	(97,027)	1.14
Phillips 66	Energy	(1,146)	(95,135)	1.12
Exxon Mobil Corp	Energy	(1,718)	(93,423)	1.10
Diamondback Energy Inc	Energy	(1,331)	(92,228)	1.09
Charles Schwab Corp/The	Financials	(1,446)	(89,261)	1.05

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight
L Brands Inc	Consumer Discretionary	4,630	$253,097	3.24%
Discovery Inc	Communication Services	5,538	249,207	3.19
Capital One Financial Corp	Financials	1,891	227,256	2.91
Bank of America Corp	Financials	6,470	224,558	2.87
Synchrony Financial	Financials	5,622	217,446	2.78
Cboe Global Markets Inc	Financials	2,051	202,956	2.60
Globe Life Inc	Financials	2,125	198,484	2.54
DXC Technology Co	Information Technology	7,572	190,964	2.44
Newmont Corp	Materials	3,237	176,024	2.25
Schlumberger NV	Energy	4,625	129,088	1.65
Truist Financial Corp	Financials	2,126	121,121	1.55
Citizens Financial Group Inc	Financials	2,771	120,356	1.54
Chevron Corp	Energy	1,197	119,727	1.53
Quanta Services Inc	Industrials	1,400	117,370	1.50
Discover Financial Services	Financials	1,247	117,298	1.50
M&T Bank Corp	Financials	773	116,637	1.49
Principal Financial Group Inc	Financials	2,055	116,256	1.49
Citigroup Inc	Financials	1,746	115,022	1.47
Huntington Ingalls Industries Inc	Industrials	651	114,437	1.46
W R Berkley Corp	Financials	1,622	112,432	1.44
Trimble Inc	Information Technology	1,506	111,686	1.43
Intel Corp	Information Technology	1,810	110,037	1.41
Fidelity National Information Services I	Information Technology	789	108,937	1.39
FedEx Corp	Industrials	426	108,521	1.39
AbbVie Inc	Health Care	997	107,439	1.38
Target Corp	Consumer Discretionary	558	102,306	1.31
MSCI Inc	Financials	246	101,771	1.30
Alexion Pharmaceuticals Inc	Health Care	655	100,082	1.28
Allstate Corp/The	Financials	938	100,034	1.28
Dollar General Corp	Consumer Discretionary	529	100,024	1.28
Masco Corp	Industrials	1,852	98,570	1.26
Autodesk Inc	Information Technology	356	98,337	1.26
Vontier Corp	Information Technology	3,087	96,921	1.24
Delta Air Lines Inc	Industrials	1,420	68,059	0.87
Zebra Technologies Corp	Information Technology	135	67,489	0.86
PVH Corp	Consumer Discretionary	651	65,094	0.83
Deere & Co	Industrials	184	64,149	0.82
NOV Inc	Energy	4,241	64,040	0.82
Fifth Third Bancorp	Financials	1,821	63,159	0.81
KeyCorp	Financials	3,129	63,016	0.81
Comerica Inc	Financials	923	62,857	0.80
Martin Marietta Materials Inc	Materials	182	61,238	0.78

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
JPMorgan Chase & Co	Financials	414	$60,961	0.78%
FleetCor Technologies Inc	Information Technology	215	59,612	0.76
Mastercard Inc	Information Technology	167	59,083	0.76
Mosaic Co/The	Materials	1,999	58,769	0.75
Eastman Chemical Co	Materials	537	58,664	0.75
Fiserv Inc	Information Technology	504	58,164	0.74
Ford Motor Co	Consumer Discretionary	4,958	58,005	0.74
Boston Scientific Corp	Health Care	1,494	57,918	0.74

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
4M IRS	MS & Co. Int. PLC	$1.400	06/02/2021	100,000,000	$100,000,000	$886,550	$490,000	$396,550
Written option contracts
Calls
9M IRS	MS & Co. Int. PLC	2.070	11/24/2021	(108,400,000)	(108,400,000)	(9,325,186)	(7,284,480)	(2,040,706)
6M IRS	Barclays Bank PLC	1.400	06/02/2021	(100,000,000)	(100,000,000)	(886,550)	(4,795,000)	3,908,450

Total written option contracts				(208,400,000)	$(208,400,000)	$(10,211,736)	$(12,079,480)	$1,867,744

TOTAL				(108,400,000)	$(108,400,000)	$(9,325,186)	$(11,589,480)	$2,264,294

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate++	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Stox Index	BofA Securities LLC	$430.546	12/17/2021	207,495	$207,495	$2,753,992	$3,071,871	$(317,879)
Written option contracts
Puts
S&P Index	Barclays Bank PLC	3,520.209	12/31/2021	(27,404)	(27,404)	(6,492,497)	(7,265,549)	773,052
S&P Index	BofA Securities LLC	3,183.120	12/31/2021	(82,040)	(82,040)	(12,730,665)	(18,004,367)	5,273,702
Stox Index	BofA Securities LLC	348.537	12/17/2021	(207,495)	(207,495)	(3,474,166)	(3,144,264)	(329,902)
SX7E Index	BofA Securities LLC	68.565	11/12/2021	(1,971,727)	(1,971,727)	(9,457,676)	(21,451,190)	11,993,514
RUT Index	MS & Co. Int. PLC	1,803.030	12/31/2021	(110,313)	(110,313)	(11,633,920)	(20,635,635)	9,001,715

Total written option contracts				(2,398,979)	$(2,398,979)	$(43,788,924)	$(70,501,005)	$26,712,081

TOTAL				(2,191,484)	$(2,191,484)	$(41,034,932)	$(67,429,134)	$26,394,202

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
4M IRS	—4 Months Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Tactical Tilt Overlay Fund(a)
Assets:
Investments of unaffiliated issuers, at value (cost 766,165,279, $0 and $1,956,455,099, respectively) (b)	$1,066,216,852	$—	$1,999,688,227
Investments of affiliated issuers, at value (cost $623,439,592, $1,469,722,865 and $1,310,357,996, respectively)	712,807,969	1,469,722,865	1,338,477,890
Investments in securities lending reinvestment vehicle — affiliated issuer, at value, (Cost $0, $0 and $18,906,000, respectively)	—	—	18,906,000
Purchased options, at value (premium paid $3,790,829, $1,094,692 and $3,561,871, respectively)	13,055,175	862,155	3,640,542
Cash	29,905,311	57,656,171	67,009,408
Foreign currencies, at value (cost $854,239, $0 and $9,762,932, respectively)	856,839	—	9,725,370
Unrealized gain on swap contracts	—	—	44,398,855
Unrealized gain on forward foreign currency exchange contracts	3,276,097	1,046,003	—
Variation margin on futures contracts	—	—	705,821
Receivables:
Investments sold	30,758,703	606,027	72,895,256
Collateral on certain derivative contracts(c)	28,126,848	390,068,276	42,634,955
Fund shares sold	22,000,000	11,179,726	9,241,124
Dividends and interest	220,249	34,214	589,225
Foreign tax reclaims	165,199	—	—
Investments sold on an extended-settlement basis	36,138	—	—
Reimbursement from investment adviser	14,795	—	4,912
Securities lending income	—	—	33,642
Due from broker — upfront payment	—	—	15,018,382
Other assets	14,072	30,743	52,628
Total assets	1,907,454,247	1,931,206,180	3,623,022,237

Liabilities:
Unrealized loss on swap contracts	576,724	—	26,683,172
Unrealized loss on forward foreign currency exchange contracts	3,377,401	1,392,711	—
Variation margin on futures contracts	460,893	8,995,442	—
Written option contracts, at value (premium received $2,090,717, $2,706,039 and $82,580,485, respectively)	1,943,595	8,988,686	54,000,660
Payables:
Fund shares redeemed	66,139,000	4,430,002	4,071,057
Investments purchased	6,119,371	153,316	22,099,712
Management fees	385,270	911,732	1,653,874
Transfer Agency fees	29,024	43,814	78,644
Collateral on certain derivative contracts(d)	—	—	29,952,370
Payable upon return of securities loaned	—	—	18,906,000
Investments purchased on an extended — settlement basis	—	—	5,000,000
Accrued expenses	403,008	305,901	356,462
Total liabilities	79,434,286	25,221,604	162,801,951

Net Assets:
Paid-in capital	1,386,124,413	1,862,030,712	3,620,695,910
Total distributable earnings (loss)	441,895,548	43,953,864	(160,475,624)
NET ASSETS	$1,828,019,961	$1,905,984,576	$3,460,220,286
Net Assets:
Institutional	$1,828,019,961	4,885,993	2,663,394
Class R6	—	12,082	918,520,896
Class P	—	1,901,086,501	2,539,035,996
Total Net Assets	$1,828,019,961	$1,905,984,576	$3,460,220,286
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	124,814,331	428,217	258,560
Class R6	—	1,070	92,060,453
Class P	—	168,470,769	254,468,888
Net asset value, offering and redemption price per share:
Institutional	$14.65	11.41	10.30
Class R6	—	11.29	9.98
Class P	—	11.28	9.98

(a)	Consolidated Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity —TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having market value of $0, $0 and $18,439,652, respectively.
(c)	Includes amounts segregated for initial margin requirements and/or collateral on

Funds	Futures	Forwards	Options	Swaps

Global Managed Beta Fund	$3,444,402	$9,710,000	$14,972,446	$—

Strategic Factor Allocation Fund	84,021,185	3,120,000	302,927,091	—

Tactical Tilt Overlay Fund	7,254,955	—	—	35,380,000

(d)	Includes amount segregated for initial margin requirements and/or collateral on swaps.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Tactical Tilt Overlay Fund(a)
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $48,828, $0 and $0, respectively.)	$9,078,031	$—	$5,348,396

Dividends — affiliated issuers	5,095,144	159,370	1,992,845

Interest — unaffiliated issuers	—	—	3,438,628

Securities lending income — unaffiliated issuers	4,179	—	243,209

Total investment income	14,177,354	159,370	11,023,078

Expenses:

Management fees	2,569,025	6,350,452	12,465,482

Transfer Agency fees(b)	171,268	254,227	474,844

Custody, accounting and administrative services	135,040	89,390	159,650

Professional fees	58,547	60,101	96,392

Printing and mailing costs	18,940	28,903	34,241

Registration fees	12,732	22,692	29,937

Trustee fees	10,573	10,657	11,746

Prime Broker Fees	3,838	15,874	535

Other	21,458	20,833	32,073

Total expenses	3,001,421	6,853,129	13,304,900

Less — expense reductions	(2,145,652)	(1,049,703)	(2,221,421)

Net expenses	855,769	5,803,426	11,083,479

NET INVESTMENT INCOME (LOSS)	13,321,585	(5,644,056)	(60,401)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	15,402,352	89	9,186,808

Investment — affiliated issuers	(24,445)	—	3,811,239

Purchased options	—	(5,966,717)	51,803,385

Futures contracts	47,466,135	75,683,447	(35,803,567)

Written options	5,014,680	29,001,985	(23,729,426)

Swap contracts	—	—	80,014,272

Forward foreign currency exchange contracts	(13,345,012)	3,641,118	(3,561,482)

Foreign currency transactions	24,099	(368,759)	1,672,714

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	109,384,726	—	41,984,347

Investments — affiliated issuers	58,998,962	—	24,889,825

Purchased options	120,756	136,649	(26,149,893)

Futures contracts	1,275,524	(43,669,808)	4,764,484

Written options	241,221	(5,972,150)	47,700,822

Swap contracts	(576,724)	—	5,113,696

Forward foreign currency exchange contracts	10,614,841	(2,874,833)	1,745,724

Foreign currency translation	50,396	—	(601,121)

Net realized and unrealized gain	234,647,511	49,611,021	182,841,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$247,969,096	$43,966,965	$182,781,426

(a)	Statement of Operations for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Transfer Agency fees were as follows:

	Institutional	Class R6	Class P
Global Managed Beta Fund	$171,268	$—	$—
Strategic Factor Allocation Fund	836	2	253,389

Tactical Tilt Overlay Fund	410	122,908	351,526

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income (loss)	$13,321,585	$23,074,510	$(5,644,056)	$2,409,683

Net realized gain	54,537,809	48,102,433	101,991,163	96,548,496

Net change in unrealized gain (loss)	180,109,702	135,723,802	(52,380,142)	55,906,543

Net increase in net assets resulting from operations	247,969,096	206,900,745	43,966,965	154,864,722

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(81,014,178)	(47,547,059)	(353,924)	(106,078)

Class R6 Shares	—	—	(899)	(289)

Class P Shares	—	—	(125,892,465)	(42,652,117)

Total distributions to shareholders	(81,014,178)	(47,547,059)	(126,247,288)	(42,758,484)

From share transactions:

Proceeds from sales of shares	309,608,800	423,801,618	399,533,943	281,731,510

Reinvestment of distributions	81,014,178	47,547,059	126,247,288	42,758,484

Cost of shares redeemed	(322,845,740)	(188,792,678)	(156,571,000)	(388,930,874)

Net increase (decrease) in net assets resulting from share transactions	67,777,238	282,555,999	369,210,231	(64,440,880)

TOTAL INCREASE	234,732,156	441,909,685	286,929,908	47,665,358

Net assets:

Beginning of period	1,593,287,805	1,151,378,120	1,619,054,668	1,571,389,310

End of period	$1,828,019,961	$1,593,287,805	$1,905,984,576	$1,619,054,668

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets(a)

	Tactical Tilt Overlay Fund
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$(60,401)	$26,187,988

Net realized gain (loss)	83,393,943	(16,125,503)

Net change in unrealized gain	99,447,884	62,561,781

Net increase in net assets resulting from operations	182,781,426	72,624,266

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(88,055)	(88,497)

Class R6 Shares	(41,354,663)	(8,832,644)

Class P Shares	(113,568,116)	(33,423,852)

Total distributions to shareholders	(155,010,834)	(42,344,993)

From share transactions:

Proceeds from sales of shares	492,783,380	519,364,648

Reinvestment of distributions	155,010,834	42,344,993

Cost of shares redeemed	(244,729,184)	(1,493,766,458)

Net increase (decrease) in net assets resulting from share transactions	403,065,030	(932,056,817)

TOTAL INCREASE (DECREASE)	430,835,622	(901,777,544)

Net assets:

Beginning of period	3,029,384,664	3,931,162,208

End of period	$3,460,220,286	$3,029,384,664

(a)	Statement of Changes in Net Assets for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Global Managed Beta Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 - August 31, 2017*		Year Ended October 31, 2016
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.26		$11.86	$12.23	$11.33	$9.84		$9.68

Net investment income(a)	0.11		0.22	0.29	0.25	0.15		0.18

Net realized and unrealized gain (loss)	1.93		1.67	(0.25)	1.00	1.54		0.11

Total from investment operations	2.04		1.89	0.04	1.25	1.69		0.29

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.29)	(0.14)	(0.20)		(0.11)

Distributions to shareholders from net realized gains	(0.47)		(0.11)	(0.12)	(0.21)	—		(0.02)

Total distributions	(0.65)		(0.49)	(0.41)	(0.35)	(0.20)		(0.13)

Net asset value, end of period	$14.65		$13.26	$11.86	$12.23	$11.33		$9.84

Total return(b)	15.61%		16.13%	0.78%	11.18%	17.43%		3.08%

Net assets, end of period (in 000s)	$1,828,020		$1,593,288	$1,151,378	$1,184,276	$442,071		$144,246

Ratio of net expenses to average net assets(c)	0.10	%(f)	0.05%	0.05%	0.07%	0.10	%(f)	0.17%

Ratio of total expenses to average net assets(c)	0.35	%(f)	0.37%	0.37%	0.39%	0.42	%(f)	0.48%

Ratio of net investment income to average net assets	1.56	%(f)	1.79%	2.49%	2.07%	1.71	%(f)	1.90%

Portfolio turnover rate(g)	15%		45%	56%	18%	44%		37%

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2016(a)
			2020		2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.98		$11.06		$11.26	$10.96	$10.34	$10.00

Net investment income (loss)(b)	(0.04)		0.03		0.11	0.06	— (c)	(0.01)

Net realized and unrealized gain	0.38		1.18		0.30	0.50	0.70	0.35

Total from investment operations	0.34		1.21		0.41	0.56	0.70	0.34

Distributions to shareholders from net investment income	—		(0.15)		—	(0.01)	— (c)	—

Distributions to shareholders from net realized gains	(0.91)		(0.14)		(0.61)	(0.25)	(0.08)	—

Total distributions	(0.91)		(0.29)		(0.61)	(0.26)	(0.08)	—

Net asset value, end of period	$11.41		$11.98		$11.06	$11.26	$10.96	$10.34

Total return(d)	3.12%		11.11%		4.15%	5.18%	6.88%	3.40%

Net assets, end of period (in 000s)	$4,886		$3,013		$5,424	$20,035	$1,459,234	$338,592

Ratio of net expenses to average net assets	0.70	%(e)	0.69%		0.72%	0.71%	0.74%	0.87	%(e)

Ratio of total expenses to average net assets	0.82	%(e)	0.82%		0.82%	0.80%	0.84%	1.07	%(e)

Ratio of net investment income (loss) to average net assets	(0.68	)%(e)	0.26%		1.05%	0.59%	0.01%	(0.51	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	962%	725%	589%	86%

(a)	Commenced operations on May 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	There were no long-term transactions for the period ended February 28, 2021 and for the year ended August 31, 2020.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2020		2019
Per Share Data

Net asset value, beginning of period	$11.87		$10.96		$11.26	$11.10

Net investment income (loss)(b)	(0.04)		0.02		0.12	0.04

Net realized and unrealized gain	0.37		1.19		0.28	0.12

Total from investment operations	0.33		1.21		0.40	0.16

Distributions to shareholders from net investment income	—		(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(0.91)		(0.14)		(0.61)	—

Total distributions	(0.91)		(0.30)		(0.70)	—

Net asset value, end of period	$11.29		$11.87		$10.96	$11.26

Total return(c)	3.14%		11.12%		4.14%	1.44%

Net assets, end of period (in 000s)	$12		$12		$11	$10

Ratio of net expenses to average net assets	0.67	%(d)	0.66%		0.68%	0.69	%(d)

Ratio of total expenses to average net assets	0.79	%(d)	0.80%		0.80%	0.79	%(d)

Ratio of Net investment income (loss)	(0.64	)%(d)	0.15%		1.08%	0.58	%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)	962%	725%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended February 28, 2021 and for the year ended August 31, 2020.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2020		2019
Per Share Data

Net asset value, beginning of period	$11.86		$10.96		$11.26	$10.83

Net investment income (loss)(b)	(0.04)		0.02		0.11	0.02

Net realized and unrealized gain	0.37		1.18		0.29	0.41

Total from investment operations	0.33		1.20		0.40	0.43

Distributions to shareholders from net investment income	—		(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(0.91)		(0.14)		(0.61)	—

Total distributions	(0.91)		(0.30)		(0.70)	—

Net asset value, end of period	$11.28		$11.86		$10.96	$11.26

Total return(c)	3.14%		11.03%		4.16%	3.97%

Net assets, end of period (in 000s)	$1,901,087		$1,616,030		$1,565,955	$2,467,490

Ratio of net expenses to average net assets	0.69	%(d)	0.68%		0.71%	0.71	%(d)

Ratio of total expenses to average net assets	0.81	%(d)	0.82%		0.82%	0.80	%(d)

Ratio of net investment income (loss) to average net assets	(0.67	)%(d)	0.15%		1.07%	0.40	%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)	962%	725%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the period ended February 28, 2021 and for the year ended August 31, 2020.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 - August 31, 2017*		Year Ended October 31, 2016
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.20		$9.94	$9.87	$9.73	$9.83		$10.40

Net investment income(a)	0.02		0.11	0.22	0.12	0.09		0.11

Net realized and unrealized gain (loss)	0.55		0.26	(0.15)	0.11	(0.01)		(0.22)

Total from investment operations	0.57		0.37	0.07	0.23	0.08		(0.11)

Distributions to shareholders from net investment income	(0.47)		(0.11)	—	(0.09)	(0.18)		(0.46)

Net asset value, end of period	$10.30		$10.20	$9.94	$9.87	$9.73		$9.83

Total return(b)	5.84%		3.72%	0.71%	2.39%	0.82%		(0.96)%

Net assets, end of period (in 000s)	$2,663		$1,681	$25,673	$23,583	$5,242,928		$5,214,846

Ratio of net expenses to average net assets(c)	0.71	%(d)	0.73%	0.74%	0.69%	0.62	%(d)	0.59%

Ratio of total expenses to average net assets(c)	0.79	%(d)	0.78%	0.79%	0.76%	0.75	%(d)	0.77%

Ratio of net investment income to average net assets	0.44	%(d)	1.08%	2.17%	1.20%	1.10	%(d)	1.15%

Portfolio turnover rate(e)	16%		70%	46%	41%	28%		48%

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$9.91		$9.67	$9.87	$9.81

Net investment income(b)	0.02		0.07	0.26	0.11

Net realized and unrealized gain (loss)	0.54		0.28	(0.20)	(0.05)

Total from investment operations	0.56		0.35	0.06	0.06

Distributions to shareholders from net investment income	(0.49)		(0.11)	(0.26)	—

Net asset value, end of period	$9.98		$9.91	$9.67	$9.87

Total return(c)	5.77%		3.80%	0.58%	0.61%

Net assets, end of period (in 000s)	$918,521		$736,643	$714,633	$343,370

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.72%	0.73%	0.69	%(e)

Ratio of total expenses to average net assets(d)	0.78	%(e)	0.78%	0.78%	0.76	%(e)

Ratio of net investment income to average net assets	0.46	%(e)	0.73%	2.65%	1.77	%(e)

Portfolio turnover rate(f)	16%		70%	46%	41%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class P Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$9.91		$9.66	$9.87	$9.76

Net investment income(b)	0.02		0.08	0.20	0.14

Net realized and unrealized gain (loss)	0.54		0.28	(0.15)	(0.03)

Total from investment operations	0.56		0.36	0.05	0.11

Distributions to shareholders from net investment income	(0.49)		(0.11)	(0.26)	—

Net asset value, end of period	$9.98		$9.91	$9.66	$9.87

Total return(c)	5.76%		3.79%	0.59%	1.13%

Net assets, end of period (in 000s)	$2,539,036		$2,291,061	$3,190,855	$4,045,246

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.72%	0.72%	0.71	%(e)

Ratio of total expenses to average net assets(d)	0.78	%(e)	0.78%	0.78%	0.77	%(e)

Ratio of net investment income to average net assets	0.45	%(e)	0.78%	2.07%	3.80	%(e)

Portfolio turnover rate(f)	16%		70%	46%	41%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Global Managed Beta Fund	Institutional	Diversified
Strategic Factor Allocation Fund	Institutional, R6 and P	Diversified
Tactical Tilt Overlay Fund	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation and Tactical Tilt Overlay Funds pursuant to management agreements (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, LLC. (the “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Tactical Tilt Overlay Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2021, the Fund’s net assets were $3,460,220,286, of which, $487,503,946, or 14.1%, represented the Subsidiary’s net assets.

B.  Investment Valuation — Each Fund’s valuation policies are to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

47

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses for Tactical Tilt Overlay Fund and Strategic Factor Allocation Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Expenses — Expenses incurred directly by the Funds are charged to the Funds, and certain expenses incurred by the Trust that may not solely relate to the Funds are allocated to the Funds and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

48

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the fund investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

49

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts —A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

50

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

51

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of each Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of each Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2021:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$974,736	$17,543,590	$—

Australia and Oceania	36,425	4,174,310	—

Europe	4,770,880	37,667,813	—

North America	134,836,109	28,952	—

South America	39,858	—	—

Exchange Traded Funds	1,439,191,863	—	—

Investment Company	139,760,285	—	—

Total	$1,719,610,156	$59,414,665	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$3,276,097	$—

Futures Contracts(b)	20,483,735	—	—

Purchased Options	13,055,175	—	—

Total	$33,538,910	$3,276,097	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(3,377,401)	$—

Total Return Swap Contracts(b)	—	(576,724)	—

Written option contracts	(1,943,595)	—	—

Total	$(1,943,595)	$(3,954,125)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

52

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$1,469,722,865	$—	$—

Total	$1,469,722,865	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,046,003	$—

Futures Contracts(a)	17,548,530	—	—

Purchased Options	862,155	—	—

Total	$18,410,685	$1,046,003	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,392,711)	$—

Futures Contracts(a)	(1,204,073)	—	—

Written option contracts	(8,988,686)	—	—

Total	$(10,192,759)	$(1,392,711)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$10,002,934	$—

Exchange Traded Funds	264,085,907	—	—

Investment Companies	1,338,477,890	—	—

Short-term Investments	—	1,725,599,386	—

Securities Lending Reinvestment Vehicle	18,906,000	—	—

Total	$1,621,469,797	$1,735,602,320	$—

Derivative Type

Assets

Total Return Swap Contracts(a)	$—	$44,398,855	$—

Purchased Options	—	3,640,542	—

Total	$—	$48,039,397	$—

Liabilities

Futures Contracts(a)	$(6,945,743)	$—	$—

Total Return Swap Contracts(a)	—	(26,683,172)	—

Written option contracts	—	(54,000,660)	—

Total	$(6,945,743)	$(80,683,832)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

53

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2021. These instruments were used as part of a Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of a Fund’s net exposure.

Global Managed Beta Fund
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Purchased options, at value	$13,055,175		—	—
Commodity	—	—		Payable for unrealized loss on swap contracts	(576,724)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,276,097		Payable for unrealized loss on forward foreign currency exchange contracts	(3,377,401)
Equity	Variation margin on futures contracts	20,483,735	(a)	Written options, at value	(1,943,595)
Total		$36,815,007			$(5,897,720)

Strategic Factor Allocation Fund
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$1,487,710	(a)	Variation margin on futures contracts; Written options, at value	$(8,046,479	)(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,046,003		Payable for unrealized loss on forward foreign currency exchange contracts	(1,392,711)
Equity	Variation margin on futures Contracts; Purchased options, at value	16,922,975	(a)	Written options, at value	(2,146,280)
Total		$19,456,688			$(11,585,470)

Tactical Tilt Overlay Fund
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Purchased options, at value	$886,550		Variation margin on futures contracts; Written options, at value	$(13,890,317)	(a)
Equity	Receivable for unrealized gain on swap contracts; Purchased options, at value	47,152,847		Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(73,739,258)	(a)
Total		$48,039,397			$(87,629,575)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

54

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, each Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements and Consolidated Statement of Operations:

Global Managed Beta Fund
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest Rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	$—	$120,756	1
Commodity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	—	(576,724)	1
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(13,345,012)	10,614,841	42
Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	52,480,815	1,516,745	1,993
Total		$39,135,803	$11,675,618	2,037

Strategic Factor Allocation Fund
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest Rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(42,375,039)	$(3,208,212)	5,568
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	3,641,118	(2,874,833)	13
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	141,093,754	(46,297,097)	2,142
Total		$102,359,833	$(52,380,142)	7,723

(a)	Average number of contracts is based on the average of month end balances for the period February 28, 2021.

55

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay Fund
Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options /Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$177,941	$(7,030,075)	3,475
Commodity	Net realized gain (loss) from futures contracts	(21,046,751)	—	2,612
Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options /Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	(10,032,499)	3,556,535	2
Equity	Net realized gain (loss) from futures contracts, purchased options, swap contracts and written options/Net change in unrealized gain (loss) on swap contracts, futures contracts, purchased options and written options	99,624,491	36,648,373	7,263
Total		$68,723,182	$33,174,833	13,352

(a)	Average number of contracts is based on the average of month end balances for the period February 28, 2021.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

56

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth the Tactical Tilt Overlay Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 28, 2021:

Tactical Tilt Overlay Fund
	Derivative Assets(1)			Derivative Liabilities(1)			Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Options Purchased	Swaps	Total	Swaps	Options Written	Total
Barclays Bank PLC	$—	$36,586,189	$36,586,189	$(18,197,392)	$(7,379,047)	$(25,576,439)	$11,009,750	$(11,009,750)	$—
BofA Securities LLC	2,753,992	—	2,753,992	—	(25,662,507)	(25,662,507)	(22,908,515)	21,600,000	(1,308,515)
J.P. Morgan Securities LLC	—	—	—	(8,485,780)	—	(8,485,780)	(8,485,780)	8,485,780	—
MS & Co. Int. PLC	886,550	7,812,666	8,699,216	—	(20,959,106)	(20,959,106)	(12,259,890)	—	(12,259,890)

Total	$3,640,542	$44,398,855	$48,039,397	$(26,683,172)	$(54,000,660)	$(80,683,832)	$(32,644,435)	$19,076,030	$(13,568,405)

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages each Fund subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Funds’ average daily net assets.

For the six months ended February 28, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Net Management Fee Rate*^
Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Strategic Factor Allocation	0.75%	0.68%	0.64%	0.62%	0.75%	0.63%
Tactical Tilt Overlay	0.75%	0.68%	0.64%	0.62%	0.72%	0.61	%(a)
Global Managed Beta	0.30%	0.30%	0.30%	0.30%	0.30%	0.11%

*	GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2021. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after waivers.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Tactical Tilt Overlay Fund invests in each of the Goldman Sachs Energy Infrastructure Fund, Goldman Sachs High Yield Floating Rate Fund and the Goldman Sachs MLP Energy Infrastructure Fund, and the Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six

57

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

months ended February 28, 2021, GSAM waived $540,516, $1,049,703 and $796,565 of the Global Managed Beta, Strategic Factor Allocation and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM had previously agreed to waive all management fees payable by the Global Managed Beta Fund, except those management fees it earns from the Fund’s investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. This arrangement terminated on December 29, 2020. For the six months ended February 28, 2021, GSAM waived $1,605,136 of the Global Managed Beta Fund’s management fees.

GSAM also provides management services to the Tactical Tilt Overlay Fund’s Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Tactical Tilt Overlay Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 28, 2021, GSAM waived $1,391,229 of the Tactical Tilt Overlay Fund’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund and Strategic Factor Allocation Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund and 0.03% of the average daily net assets of Class R6 Shares and Class P Shares for the Tactical Tilt Overlay Fund and Strategic Factor Allocation Fund.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta Fund, Strategic Factor Allocation Fund and Tactical Tilt Overlay Fund are 0.204%, 0.164% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2021 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under the Tactical Tilt Overlay Fund’s Transfer Agency Agreement, and this waiver is in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 28, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Global Managed Beta	$2,145,652	$—	$2,145,652
Strategic Factor Allocation	1,049,703	—	1,049,703
Tactical Tilt Overlay	2,187,795	33,626	2,221,421

D.  Line of Credit Facility — As of February 28, 2021, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for

58

GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by each Fund based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2021, the Funds did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — For the six months ended February 28, 2021, Goldman Sachs earned $33,664, in brokerage commissions from fund transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of February 28, 2021, the Goldman Sachs Tactical Tilt Overlay Fund was the beneficial owner of 9% of the Goldman Sachs Tax-Advantaged Global Equity Portfolio.

As of February 28, 2021, the Goldman Sachs Group, Inc. was the beneficial owner of 100% of Class R6 Shares of the Strategic Factor Allocation Fund.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2021:

Global Managed Beta
Underlying Funds	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Ending Value as of February 28, 2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$19,128,445	$—	$—	$—	$3,477,377	$22,605,822	574,773	$278,253
Goldman Sachs Financial Square Government Fund — Institutional Shares	122,254,978	412,372,013	(394,866,706)	—	—	139,760,285	139,760,285	15,009
Goldman Sachs MarketBeta International Equity ETF	240,516,709	18,148,462	(15,072,253)	(24,445)	31,562,866	275,131,339	5,164,778	2,696,847
Goldman Sachs MarketBeta US Equity ETF	251,351,804	—	—	—	23,958,719	275,310,523	5,162,182	2,105,035

Total	$633,251,936	$430,520,475	$(409,938,959)	$(24,445)	$58,998,962	$712,807,969		$5,095,144

Strategic Factor Allocation
Affiliated Investment Company	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income from Affiliated Investment Companies

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,268,839,085	$2,246,783,234	$(2,045,899,454)	$1,469,722,865	1,469,722,865	$159,370

59

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tactical Tilt Overlay
Affiliated Investment Companies	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund — Institutional Shares	$984,873,567	$1,307,138,213	$(1,184,611,473)	$—	$—	$1,107,400,307	1,107,400,307	$126,500
Goldman Sachs High Yield Floating Rate Fund — Class R6	—	102,036,919	—	—	1,425,048	103,461,967	11,018,314	760,026
Goldman Sachs MLP Energy Infrastructure Fund — Class R6 Shares	49,912,135	1,146,698	—	—	12,328,105	63,386,938	3,139,521	1,146,697
Goldman Sachs Energy Infrastructure Fund — Class R6	53,372,145	17,908,622	(22,000,000)	3,811,239	11,136,672	64,228,678	8,048,707	—	*

Total	$1,088,157,847	$1,428,230,452	$(1,206,611,473)	$3,811,239	$24,889,825	$1,338,477,890		$1,992,845

*	Amount has been reduced due to return of capital adjustment in excess of $40,378.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Global Managed Beta	$261,544,170	$229,931,643
Tactical Tilt Overlay	260,118,810	55,611,020

For the six months ended February 28, 2021, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation Fund.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

60

GOLDMAN SACHS ALLOCATION FUNDS

7. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2021, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statement of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Fund’s for the six months ended February 28, 2021, are reported under Investment Income on the Consolidated Statement of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2021.

Fund	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2021
Global Managed Beta	$—	$224,702,878	$(224,702,878)	$—
Tactical Tilt Overlay	33,053,374	469,472,097	(483,619,471)	18,906,000

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2020, the Funds capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Global Managed Beta	Strategic Factor Allocation	Tactical Tilt Overlay

Capital loss carryforwards:
Perpetual Short-Term	$—	$—	$(186,156,489)
Total capital loss carryforwards	$—	$—	$(186,156,489)
Timing differences (Late Year Ordinary Loss Deferral/ Straddle Loss Deferral /Post October Capital Loss Deferral)	$(10,890,300)	$—	$(177,517,865)

61

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

8. TAX INFORMATION (continued)

As of February 28, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta	Strategic Factor Allocation	Tactical Tilt Overlay
Tax Cost	$1,414,203,470	$1,532,680,265	$3,291,670,839
Gross unrealized gain	393,224,871	—	90,860,901
Gross unrealized loss	(28,403,520)	(62,957,399)	(25,459,623)
Net unrealized gains (losses)	$364,821,351	$(62,957,399)	$65,401,278

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, partnership investments and passive foreign investment company investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — Each Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising

62

GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund investment resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — Each Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, a Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, each Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets

63

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

9. OTHER RISKS (continued)

allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or Underlying Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund or Underlying Funds will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or Underlying Funds may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or Underlying Funds are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s or Underlying Funds’ NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s or Underlying Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Funds’ liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), a Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then a Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the

64

GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect

GSAM’s ability to serve as investment manager.

65

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUBSEQUENT EVENTS

Subsequent events after the Statements and Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	21,952,656	$309,608,800	34,576,181	$423,801,618
Reinvestment of distributions	5,764,208	81,014,178	3,777,434	47,547,059
Shares redeemed	(23,040,435)	(322,845,740)	(15,286,879)	(188,792,678)

NET INCREASE	4,676,429	$67,777,238	23,066,736	$282,555,999

	Strategic Factor Allocation Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	173,574	$2,084,488	64,498	$728,383
Reinvestment of distributions	31,128	353,924	9,508	106,078
Shares redeemed	(27,895)	(332,192)	(312,978)	(3,410,091)
	176,807	2,106,220	(238,972)	(2,575,630)
Class R6 Shares
Reinvestment of distributions	80	899	26	289
	80	899	26	289
Class P Shares
Shares sold	34,424,296	397,449,455	25,293,706	281,003,127
Reinvestment of distributions	11,190,441	125,892,465	3,863,546	42,652,117
Shares redeemed	(13,419,347)	(156,238,808)	(35,803,475)	(385,520,783)
	32,195,390	367,103,112	(6,646,223)	(61,865,539)

NET INCREASE (DECREASE)	32,372,277	$369,210,231	(6,885,169)	$(64,440,880)

66

GOLDMAN SACHS ALLOCATION FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Tactical Tilt Overlay Fund

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	213,707	$2,176,314	77,802	$781,025
Reinvestment of distributions	8,823	88,055	8,903	88,497
Shares redeemed	(128,698)	(1,313,444)	(2,504,302)	(24,669,565)
	93,832	950,925	(2,417,597)	(23,800,043)
Class R6 Shares
Shares sold	15,425,866	152,202,875	13,977,972	136,094,944
Reinvestment of distributions	4,276,594	41,354,663	915,300	8,832,644
Shares redeemed	(1,973,444)	(19,611,288)	(14,500,809)	(135,252,936)
	17,729,016	173,946,250	392,463	9,674,652
Class P Shares
Shares sold	34,083,385	338,404,191	39,399,977	382,488,679
Reinvestment of distributions	11,744,376	113,568,116	3,463,612	33,423,852
Shares redeemed	(22,547,294)	(223,804,452)	(141,859,318)	(1,333,843,957)
	23,280,467	228,167,855	(98,995,729)	(917,931,426)

NET INCREASE (DECREASE)	41,103,315	$403,065,030	(101,020,863)	$(932,056,817)

67

GOLDMAN SACHS ALLOCATION FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

68

GOLDMAN SACHS ALLOCATION FUNDS

Fund Expenses — Six Month Period Ended February 28, 2021: (Unaudited)

As a shareholder of Institutional, Class R6 and Class P Shares of the Fund you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class R6 and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020, through February 28, 2021, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

	Global Managed Beta Fund				Strategic Factor Allocation Fund				Tactical Tilt Overay Fund
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*
Institutional
Actual	$1,000.00	$1,156.10		$0.53	$1,000.00	$1,031.20		$3.53	$1,000.00	$1,058.40		$3.62
Hypothetical 5% return	1,000.00	1,024.30	+	0.50	1,000.00	1,021.32	+	3.51	1,000.00	1,021.27	+	3.56
Class R6
Actual	—	—		—	1,000.00	1,031.40		3.37	1,000.00	1,057.70		3.57
Hypothetical 5% return	—	—		—	1,000.00	1,021.47	+	3.36	1,000.00	1,021.32	+	3.51
Class P
Actual	—	—		—	1,000.00	1,031.40		3.48	1,000.00	1,057.60		3.57
Hypothetical 5% return	—	—		—	1,000.00	1.021.37	+	3.46	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Class R6	Class P
Global Managed Beta Fund	0.10%	—	—
Strategic Factor Allocation Fund	0.70%	0.67%	0.69%
Tactical Tilt Overlay Fund	0.71	0.70	0.70

+	Hypothetical expenses are based on Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

69

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[6]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2021 Goldman Sachs. All rights reserved. 236972-OTU-1390646ALLOCATESAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 29, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	April 29, 2021